UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 – December 31, 2015

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

Annual Report

December 31, 2015

AXA Premier VIP Trust Annual Report

December 31, 2015

FY2015 Market Overview

Economy

2015 was an eventful year, with financial instability in Greece, weakness in crude oil prices, a rising U.S. dollar, a faltering Chinese economy, stumbling emerging markets, and endless discussion about Federal Reserve (“Fed”) interest-rate policy dominating the headlines.

A weather-induced U.S. economic slowdown kicked off 2015, while the financial headlines centered on weak European growth and the potential for a disorderly Greek exit from the eurozone. During the summer, the market’s attention shifted to China, where a sharply decelerating economy and an equity market rout appeared to contribute to the People’s Bank of China’s decision to devalue the yuan. As summer turned to fall, investors seemed to grow increasingly uneasy over the prospect of the Fed raising interest rates.

Despite these worries, the global economy continued to expand, albeit slowly, throughout 2015. The U.S. economy grew modestly while unemployment declined significantly — from 5.7% to 5.0%. Analysts reported that the housing and banking sectors improved, while consumer spending remained strong. The U.S. federal budget deficit fell sharply. The expansion was not as robust in Europe and Japan, however, and analysts noted that central bank policies were sharply divergent: in the fourth quarter, the Fed followed through on its commitment to raise interest rates — while the European Central Bank extended its asset purchase program and Japan introduced additional quantitative easing.

A late-year meltdown in commodity prices proved difficult for credit markets and seemed to hurt resource-based industries and economies around the world. Ongoing concerns over the durability of global growth, OPEC’s reluctance to cut crude production, and the possibility of additional oil supply coming from Iran and Libya were the apparent cause of a severe drop in the energy sector in 2015. During the year, oil futures were as high as $61.43 a barrel and as low as $34.73 a barrel. Oil closed out 2015 near its lows for the year, representing more than a 30% decline.

The U.S. dollar, as measured by the Fed’s dollar index, appreciated 10.5% in 2015. This appeared to reflect the People’s Bank of China’s depreciation of the yuan relative to the U.S. dollar, and the low interest rates in Europe.

Fixed Income

Between the slight rise in interest rates and already low yields across the U.S. fixed-income universe, returns in most asset classes were subdued or negative. High-quality fixed-income classes, such as triple-A rated debt, intermediate U.S government and sovereign debt performed slightly in positive territory for the year. Most corporate bonds performed poorly in 2015 as other investment-grade and high-yield bond indexes posted losses, in the aggregate.

Losses appeared to be driven by a combination of rising underlying interest rates and widening credit spreads. In the investment-grade market, the risk premium borrowers paid over government bonds rose considerably, as did the spread in the high-yield market, reflecting concerns about a stumbling U.S. energy sector, the potential fallout from lackluster Chinese economic growth and higher interest rates in the U.S. The energy and metals and mining sectors were hit especially hard — big components of the high yield market.

U.S. Equity

U.S. equity markets were on a virtual seesaw throughout the year. While the S&P 500 reached an all-time high of 2130.82 on May 21st, the Index also experienced its first 10% correction in nearly four years in the third quarter, sparked by China’s surprise devaluation of the yuan. The year then closed with a robust rally that saved equities from a negative year, although many key sectors finished 2015 in the loss column. The broad market measures were roughly flat, while dividends boosted the S&P 500 Index into positive territory. Small-caps and value stocks slumped to a loss for the year. The major U.S. indices that managed to generate positive results for 2015 appear to have been supported by a preference for large-cap growth companies, ample liquidity thanks to the Fed’s easy money policy, the steadily improving job picture and low commodity prices.

For the rest, analysts pointed to the rising U.S. dollar and falling oil prices, which hurt the energy, materials and industrials sectors, as negative factors. The worst performing industries were those exposed directly to the commodity selloff or those that had been perceived as beneficiaries of a stronger consumer spending — put in doubt toward year end by falling earnings and rising interest rates.

International Equity

Like the U.S., the international stock markets alternated between periods of rising and falling sentiment. Global unrest and instability increased notably during the year, with a contentious U.S. election cycle, rising tensions in Saudi Arabia and Iran, and China’s struggle to manage the transition from an investment-led to a consumption-driven economy seeming to drive sentiment in the fourth quarter alone.

Market rallies in 2015 were mostly driven by improving sentiment in Europe, benign European Central Bank (“ECB”) and Fed policies, as well as brisk U.S. merger-and-acquisition activity, particularly in the healthcare sector. On the negative side was the ongoing Greek drama, which stabilized during the summer with a fresh round of reform proposals and a 3-year ECB support program. Concerns about extreme volatility on the two main Chinese stock exchanges then occupied analysts, as the Chinese central bank and securities firms in late summer provided various supports for a collapsing Shanghai Stock Exchange Composite Index, which managed to finish 2015 with a respectable positive gain.

Emerging markets underperformed developed markets during the year. Despite compelling valuations that are near record lows compared to those in developed markets, investors remained cautious given commodity price declines, political uncertainty and the expectation of rising interest rates in the U.S.

Source: AXA Equitable Funds Management Group, LLC. As of 12/31/2015.

This information is provided for general information only and is not intended to provide specific advice or recommendations for any individual investor.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. No investment is risk-free. Bond investments are subject to interest rate risk so that when interest rates rise, the prices of bonds can decrease and the investor can lose principal value. High yield bonds are subject to a high degree of credit and market risk. International securities carry additional risks including currency exchange fluctuation and different government regulations, economic conditions or accounting standards. Smaller company stocks involve a greater risk than is customarily associated with more established companies. Index performance is referenced for illustrative purposes only. You cannot invest directly in an index. AXA Equitable Life Insurance Company (New York, NY). Distributors: AXA Advisors, LLC and AXA Distributors, LLC. AXA Equitable Funds Management Group, LLC is a wholly owned subsidiary of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, AXA Advisors and AXA Distributors are affiliated companies.

GE-110930 (1/16) (Exp. 1/17)

NOTES ON PERFORMANCE (Unaudited)

Total Returns

Performance of the AXA Premier VIP Trust Portfolios as shown on the following pages compares each Portfolio’s performance to that of a broad-based securities index. Each of the Portfolio’s annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contractholder can invest directly in the AXA Premier VIP Trust Portfolios. Changes in policy values depend not only on the investment performance of the AXA Premier VIP Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses. Each of the AXA Premier VIP Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in Class A, Class B and/or Class K shares of each Portfolio of the AXA Premier VIP Trust. The periods illustrated are from the inception dates shown, or for a ten year period if the inception date is prior to December 31, 2005, through December 31, 2015. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable to Class B shares. Effective January 1, 2012, 12b-1 fees are applicable to Class A shares. 12b-1 fees are not applicable to Class K shares. The values have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. An investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Barclays U.S. Aggregate Bond Index (“BAG”)

An index which covers the U.S. dollar denominated investment-grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, government-related and corporate securities, agency fixed rate and hybrid adjustable mortgage pass throughs, asset-backed securities and commercial mortgage-based securities

Barclays U.S. Intermediate Government Bond Index (“BIG”)

An unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years.

Barclays U.S. Intermediate Government/Credit Bond Index (“BIG/C”)

An unmanaged, market value weighted index which includes Treasuries, government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and investment grade corporate bonds with maturities of one to 10 years.

Barclays World Government Inflation-linked Bond Index

An index which measures the performance of the major government inflation-linked bond markets. The index is designed to include only those markets in which a global government linked fund is likely and able to invest. To be included a market must have aggregate issuance of $4 billion or more and have minimum rating of A3/A- for G7 and eurozone issuers, Aa3/AA- otherwise, using the middle rating from Moody’s, S&P and Fitch (“two out of three” rule).

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (“BofAML 3 month T-Bill”)

An index which measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

BofA Merrill Lynch Global Broad Market ex. U.S. Index (“BofAML Global Broad Market ex. U.S.”)

An index which tracks the performance of investment grade debt publicly issued in the major domestic and eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities and excludes all securities denominated in U.S. dollars.

Dow Jones Moderate Portfolio Index

An index which is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 60% of the risk of an all-stock index.

Dow Jones Moderately Aggressive Portfolio Index

An index which is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 80% of the risk of an all-stock index.

Dow Jones Moderately Conservative Portfolio Index

An index which is composed of a blend of equity, fixed income and cash assets and is designed to represent approximately 40% of the risk of an all-stock index.

Morgan Stanley Capital International (MSCI) AC World (Net) Index (“MSCI ACWI”)

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets and 23 emerging markets. The index covers approximately 85% of the global investment opportunities.

Morgan Stanley Capital International (MSCI) AC World ex. U.S. (Net) Index (“MSCI ACWI ex. U.S.”)

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 22 developed markets (excludes the U.S.) and 23 emerging markets. and has growth style characteristics.

Morgan Stanley Capital International (MSCI) EAFE® Index

A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

NOTES ON PERFORMANCE (Unaudited)

Russell 2000® Index (“Russell 2000”)

An unmanaged index which measures the performance of approximately 2000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. It is market-capitalization weighted.

Russell 2000® Growth Index

An index which measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is market-capitalization weighted.

Russell 2000® Value Index

An index which measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is market-capitalization weighted.

Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”)

A weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s Target Date Indices

The S&P Target Date® Index Series comprises eleven multi-asset class indices, each corresponding to a particular target retirement date. The asset allocation for each index in the series is determined once a year through a survey of large fund management companies that offer target date products. Each index is fully investable, with varying levels of exposure to equities, fixed income and commodities.

Volatility Managed Index — International (“VMI — International or VMI — Intl”)

An index which applies a formula to the MSCI EAFE adjusting the equity exposure of the MSCI EAFE when certain volatility levels are reached.

Volatility Managed Index — Large Cap Core (“VMI — LCC”)

An index which applies a formula to the S&P 500 Index adjusting the equity exposure of the S&P 500 Index when certain volatility levels are reached.

Volatility Managed Index — Mid Cap Core (“VMI — MCC”)

An index which applies a formula to the S&P 400 Index adjusting the equity exposure of the S&P 400 Index when certain volatility levels are reached.

Volatility Managed Index — Small Cap Core (“VMI — SCC”)

An index which applies a formula to the Russell 2000 adjusting the equity exposure of the Russell 2000 when certain volatility levels are reached.

65% MSCI AC World (Net) Index / 7% Barclays U.S. Intermediate Government/Credit Bond Index / 3% BofA Merrill Lynch Global Broad Market ex U.S. Index / 25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 65%, the Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 7%, the BofA Merrill Lynch Global Broad market ex U.S. Index at a weighting of 3% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 25%.

20% MSCI AC World (Net) Index / 50% Barclays U.S. Intermediate Government/Credit Bond Index / 25% BofA Merrill Lynch Global Broad Market ex U.S. Index / 5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 20%, the Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 50%, the BofA Merrill Lynch Global Broad market ex U.S. Index at a weighting of 25% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 5%.

55% MSCI AC World (Net) Index / 17% Barclays U.S. Intermediate Government/Credit Bond Index / 8% BofA Merrill Lynch Global Broad Market ex U.S. Index / 20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 55%, the Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 17%, the BofA Merrill Lynch Global Broad market ex U.S. Index at a weighting of 8% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 20%.

45% MSCI AC World (Net) Index / 27% Barclays U.S. Intermediate Government/Credit Bond Index / 13% BofA Merrill Lynch Global Broad Market ex U.S. Index / 15% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 45%, the Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 27%, the BofA Merrill Lynch Global Broad market ex U.S. Index at a weighting of 13% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 15%.

35% MSCI AC World (Net) Index / 37% Barclays U.S. Intermediate Government/Credit Bond Index / 18% BofA Merrill Lynch Global Broad Market ex U.S. Index / 10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 35%, the Barclays U.S. Intermediate Government/Credit Bond Index at a weighting of 37%, the BofA Merrill Lynch Global Broad market ex U.S. Index at a weighting of 18% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 10%.

20% MSCI AC World (Net) Index / 75% Barclays U.S. Aggregate Bond Index / 5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 20%, the Barclays U.S. Aggregate Bond Index at a weighting of 75%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 5%.

20% MSCI AC World ex. U.S. (Net) Index / 75% BofA Merrill Lynch Global Broad Market ex. U.S. Index / 5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World ex. U.S. (Net) Index at a weighting of 20%, the BofA Merrill Lynch Global Broad Market ex. U.S. Index at a

NOTES ON PERFORMANCE (Unaudited)

weighting of 75%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 5%.

25% MSCI AC World (Net) Index / 50% Barclays U.S. Aggregate Bond Index / 25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 25%, the Barclays U.S. Aggregate Bond Index at a weighting of 50%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 25%.

25% MSCI AC World (Net) Index / 50% Barclays U.S. Aggregate Bond Index / 25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 25%, the Barclays U.S. Aggregate Bond Index at a weighting of 50%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 25%.

30% Barclays World Government Inflation-linked Bond Index / 70% BofA Merrill Lynch 3 Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Barclays World Government Inflation-linked Bond Index at a weighting of 30% and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 70%.

35% MSCI AC World (Net) Index / 55% Barclays U.S. Aggregate Bond Index / 10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 35%, the Barclays U.S. Aggregate Bond Index at a weighting of 55%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 10%.

35% MSCI AC World ex. U.S. (Net) Index / 55% BofA Merrill Lynch Global Broad Market ex. U.S. Index / 10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World ex. U.S. (Net) Index at a weighting of 35%, the BofA Merrill Lynch Global Broad Market ex. U.S. Index at a weighting of 55%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 10%.

45% MSCI AC World (Net) Index / 40% Barclays U.S. Aggregate Bond Index / 15% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 45%, the Barclays U.S. Aggregate Bond Index at a weighting of 40%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 15%.

45% MSCI AC World (Net) Index / 40% Barclays U.S. Aggregate Bond Index / 15% HFRX Aggregate Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 45%, the Barclays U.S. Aggregate Bond Index at a weighting of 50%, and the HFRX Aggregate Index at a weighting of 15%.

55% MSCI AC World (Net) Index / 25% Barclays U.S. Aggregate Bond Index / 20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 55%, the Barclays U.S. Aggregate Bond Index at a weighting of 25%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 20%.

55% MSCI AC World ex. U.S. (Net) Index / 25% BofA Merrill Lynch Global Broad Market ex. U.S. Index / 20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World ex. U.S. (Net) Index at a weighting of 55%, the BofA Merrill Lynch Global Broad Market ex. U.S. Index at a weighting of 25%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 20%.

65% MSCI AC World (Net) Index / 10% Barclays U.S. Aggregate Bond Index / 25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI AC World (Net) Index at a weighting of 65%, the Barclays U.S. Aggregate Bond Index at a weighting of 10%, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 25%.

The below benchmarks were created by AXA Equitable Funds Management Group, LLC, the Trust’s investment manager, to show how the performance of certain Portfolios compares with the return of a managed volatility index or indices. There is no guarantee that any Portfolio will outperform these or any benchmarks. Portions of a hypothetical composite index against which a Portfolio’s performance is measured were created by AXA Equitable Funds Management Group, LLC to show how a Portfolio’s performance compares with the returns of a volatility managed index.

The AXA Aggressive Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Barclays U.S. Intermediate Government Bond Index at a weighting of 8%, the Volatility Managed Index-International at a weighting of 25%, the Volatility Managed Index-Mid Cap Core at a weighting of 14%, the Volatility Managed Index-Large Cap Core at a weighting of 39%, the Volatility Managed Index-Small Cap Core at a weighting of 12%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 2%.

The AXA Conservative Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Barclays U.S. Intermediate Government Bond Index at a weighting of 66%, the Volatility Managed Index-International at a weighting of 5%, the Volatility Managed Index-Mid Cap Core at a weighting of 4%, the Volatility Managed Index-Large Cap Core at a weighting of 10%, the Volatility Managed Index-Small Cap Core at a weighting of 1%, and the BofA Merrill Lynch 3 Month U.S. Treasury Bill Index at a weighting of 14%.

The AXA Conservative-Plus Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Barclays U.S. Intermediate Government Bond Index at a weighting of 50%, the Volatility Managed Index-International at a weighting of 10%, the Volatility Managed Index-Mid Cap Core at a weighting of 8%, the Volatility Managed Index-Large Cap Core at a weighting of 18%, the Volatility Managed Index-Small Cap Core at a weighting of 4%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 10%.

NOTES ON PERFORMANCE (Unaudited)

The AXA Moderate Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Barclays U.S. Intermediate Government Bond Index at a weighting of 42%, the Volatility Managed Index-International at a weighting of 15%, the Volatility Managed Index-Mid Cap Core at a weighting of 9%, the Volatility Managed Index-Large Cap Core at a weighting of 20%, the Volatility Managed Index-Small Cap Core at a weighting of 6%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 8%.

The AXA Moderate-Plus Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Barclays U.S. Intermediate Government Bond Index at a weighting of 25%, the Volatility Managed Index-International at a weighting of 20%, the Volatility Managed Index-Mid Cap Core at a weighting of 12%, the Volatility Managed Index-Large Cap Core at a weighting of 28%, the Volatility Managed Index-Small Cap Core at a weighting of 10%, and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index at a weighting of 5%.

The Charter Alternative 100 Moderate Composite Index is a hypothetical combination of unmanaged indexes which combines the total return of the Morgan Stanley Multi-Strategy Alternative Index at a weighting of 10.20%, the S&P GSCI Index at a weighting of 10.20%, the BofA Merrill Lynch All U.S. Convertibles Index at a weighting of 10.20%, the Deutche Bank G10 Currency Future Harvest Index at a weighting of 10.20%, the S&P Global Infrastructure Index at a weighting of 10.20%, the FTSE EPRA/NAREIT Developed Index at a weighting of 10.20%, the Red Rocks Global Listed Private Equity Index at a weighting of 1.00%, the Credit Suisse Fixed Income Arbitrage Index at a weighting of 3.60%, the DJ Credit Suisse Managed Futures Index at a weighting of 3.60%, the S&P Long Only Merger Arbitrage Index at a weighting of 10.20%, the S&P North American Natural Resources Sector Index at a weighting of 10.20% and the S&P GSCI Precious Metals Index at a weighting of 10.20%.

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	(0.16)%	2.68%	3.15%
Portfolio – Class B Shares	(0.26)	2.62	2.99
Portfolio – Class K Shares*	(0.02)	N/A	2.54
S&P 500 Index	1.38	12.57	7.31
Barclays U.S. Intermediate Government Bond Index	1.18	2.02	3.71
66% Barclays U.S. Intermediate Government Bond Index/5% Volatility Managed Index – International/4% Volatility Managed Index – Mid Cap Core/10% Volatility Managed Index – Large Cap Core/1% Volatility Managed Index – Small Cap Core/14% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.12	3.28	4.41
* Date of inception 8/29/12. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (0.26)% for the year ended December 31, 2015. This compares to the returns of the following broad market benchmarks over the same period: the S&P 500 Index, the Barclays U.S. Intermediate Government Bond Index and the 66% Barclays U.S. Intermediate Government Bond Index/5% Volatility Managed Index — International/4% Volatility Managed Index — Mid Cap Core /10% Volatility Managed Index — Large Cap Core /1% Volatility Managed Index — Small Cap Core /14% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 1.38%, 1.18% and 1.12%, respectively.

Portfolio Highlights

For the year ended December 31, 2015

•

As of 12/31/2015, the Portfolio’s equity allocation (as a percentage of market value excluding cash) consisted of large cap growth stocks (5.2%), large cap value stocks (5.1%), mid cap stocks (4.8%), small cap stocks (1.3%), international stocks (3.5%) and emerging markets stocks (0.2%).

•

As of 12/31/2015, the Portfolio’s fixed income allocation (as a percentage of market value excluding cash) consisted of investment grade bonds (78.6%), international bonds (0.6%) and high yield bonds (0.8%).

•

In 2015, U.S. equities and intermediate-term government bonds provided modest positive returns, while the value sector of the market, along with mid/small and international stocks was in negative territory. The Portfolio’s allocation to bonds provided positive returns, largely from core bonds and intermediate-term U.S. government holdings. The Portfolio’s conservative allocation to equities, which include all major sectors across the asset class, produced a small negative return, mainly due to the impact of large-cap value holdings. Nonetheless, for the year, the combined Portfolio underperformed both its primary equity index and its primary government-bond index benchmarks.

•

The Portfolio slightly underperformed its composite benchmark, comprised of broad-based indexes representing its major asset classes, after the standard margin for fees. The Portfolio’s very short-term bonds underperformed the composite’s core fixed-income measure.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Fixed Income	79.8%
Equity	20.2

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/Intermediate Government Bond Portfolio	34.6%
EQ/Core Bond Index Portfolio	25.7
EQ/PIMCO Ultra Short Bond Portfolio	12.9
ATM Large Cap Managed Volatility Portfolio	6.5
Multimanager Core Bond Portfolio	2.4
EQ/BlackRock Basic Value Equity Portfolio	2.0
EQ/Global Bond PLUS Portfolio	1.9
AXA Large Cap Core Managed Volatility Portfolio	1.8
AXA Large Cap Growth Managed Volatility Portfolio	1.7
ATM International Managed Volatility Portfolio	1.5

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class A
Actual	$1,000.00	$992.19	$2.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.83	2.40
Class B
Actual	1,000.00	991.15	2.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.83	2.40
Class K
Actual	1,000.00	992.56	1.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.09	1.13

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.47%, 0.47% and 0.22%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	2,265,177	$20,855,056
ATM Large Cap Managed Volatility Portfolio‡	7,365,288	91,875,256
ATM Mid Cap Managed Volatility Portfolio‡	517,847	3,756,249
ATM Small Cap Managed Volatility Portfolio‡	293,292	3,105,649
AXA Global Equity Managed Volatility Portfolio‡	457,899	6,635,418
AXA International Core Managed Volatility Portfolio‡	532,712	4,867,344
AXA International Value Managed Volatility Portfolio‡	267,889	3,090,666
AXA Large Cap Core Managed Volatility Portfolio‡	2,734,174	24,763,689
AXA Large Cap Growth Managed Volatility Portfolio‡	870,589	23,875,227
AXA Large Cap Value Managed Volatility Portfolio‡	558,092	8,330,070
AXA/AB Small Cap Growth Portfolio‡	184,627	3,178,495
AXA/Loomis Sayles Growth Portfolio‡	1,268,642	7,927,749
AXA/Lord Abbett Micro Cap Portfolio*‡	85,504	766,749
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	190,612	1,744,935
EQ/BlackRock Basic Value Equity Portfolio‡	1,390,407	27,667,526
EQ/Boston Advisors Equity Income Portfolio‡	3,576,489	20,695,623
EQ/Core Bond Index Portfolio‡	36,795,647	362,969,952
EQ/GAMCO Small Company Value Portfolio‡	147,472	7,263,741
EQ/Global Bond PLUS Portfolio‡	2,999,460	26,692,185
EQ/High Yield Bond Portfolio‡	1,238,343	11,119,621
EQ/Intermediate Government Bond Portfolio‡	47,426,783	487,398,983
EQ/International Equity Index Portfolio‡	67,154	564,917

EQ/JPMorgan Value Opportunities Portfolio‡	393,423	$6,060,365
EQ/Large Cap Growth Index Portfolio‡	137,500	1,623,568
EQ/MFS International Growth Portfolio‡	2,054,796	13,396,715
EQ/PIMCO Ultra Short Bond Portfolio‡	18,631,214	182,086,623
EQ/Quality Bond PLUS Portfolio‡	1,672,847	14,155,817
Multimanager Core Bond Portfolio‡	3,477,726	33,869,827
Multimanager Mid Cap Growth Portfolio*‡	243,753	2,103,146
Multimanager Mid Cap Value Portfolio‡	122,157	1,620,124

Total Investment Companies (99.4%) (Cost $1,331,285,926)		1,404,061,285

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,390,451	6,390,451

Total Short-Term Investment (0.5%) (Cost $6,390,451)		6,390,451

Total Investments (99.9%) (Cost $1,337,676,377)		1,410,451,736
Other Assets Less Liabilities (0.1%)		824,138

Net Assets (100%)		$1,411,275,874

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$22,811,929	$2,490,324	$3,679,511	$20,855,056	$78,031	$422,618
ATM Large Cap Managed Volatility Portfolio	110,936,908	12,617,893	23,967,154	91,875,256	1,201,944	7,501,363
ATM Mid Cap Managed Volatility Portfolio	5,099,344	1,020,925	1,744,158	3,756,249	28,058	520,322
ATM Small Cap Managed Volatility Portfolio	3,260,016	328,628	—	3,105,649	19,132	309,496
AXA Global Equity Managed Volatility Portfolio	4,562,507	2,910,709	523,554	6,635,418	79,018	93,944
AXA International Core Managed Volatility Portfolio	5,816,640	466,512	1,276,400	4,867,344	3,128	(41,404)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA International Value Managed Volatility Portfolio	$3,550,670	$235,154	$586,440	$3,090,666	$3,462	$31,057
AXA Large Cap Core Managed Volatility Portfolio	30,691,534	2,310,198	6,244,722	24,763,689	301,223	2,064,895
AXA Large Cap Growth Managed Volatility Portfolio	29,461,471	3,302,817	5,558,613	23,875,227	129,950	4,534,896
AXA Large Cap Value Managed Volatility Portfolio	7,965,145	1,392,971	597,705	8,330,070	161,279	19,791
AXA/AB Small Cap Growth Portfolio (a)	3,637,469	595,514	602,297	3,178,495	9,537	369,486
AXA/Loomis Sayles Growth Portfolio	—	7,543,311	23	7,927,749	28,935	74,353
AXA/Lord Abbett Micro Cap Portfolio	812,687	91,026	—	766,749	—	91,026
AXA/Morgan Stanley Small Cap Growth Portfolio	1,854,571	59,352	—	1,744,935	—	59,352
EQ/BlackRock Basic Value Equity Portfolio	32,435,099	2,309,970	3,737,572	27,667,526	456,436	1,202,410
EQ/Boston Advisors Equity Income Portfolio	27,455,574	3,989,848	7,506,319	20,695,623	407,846	2,526,324
EQ/Core Bond Index Portfolio	400,442,492	29,561,277	63,723,835	362,969,952	6,392,096	(224,054)
EQ/GAMCO Small Company Value Portfolio	8,831,543	1,151,615	1,488,963	7,263,741	58,716	761,354
EQ/Global Bond PLUS Portfolio	28,636,079	2,206,828	3,087,828	26,692,185	12,552	35,479
EQ/High Yield Bond Portfolio	8,512,630	3,698,799	—	11,119,621	698,799	—
EQ/Intermediate Government Bond Portfolio	540,963,404	38,120,576	90,670,306	487,398,983	4,200,473	555,862
EQ/International Equity Index Portfolio	575,841	15,566	—	564,917	15,566	—
EQ/JPMorgan Value Opportunities Portfolio	—	6,098,064	—	6,060,365	48,064	—
EQ/Large Cap Growth Index Portfolio	3,368,202	625,801	1,541,128	1,623,568	18,513	957,772
EQ/MFS International Growth Portfolio	13,680,612	1,160,853	1,193,430	13,396,715	116,934	247,102
EQ/PIMCO Ultra Short Bond Portfolio	209,778,231	14,549,035	40,854,733	182,086,623	1,342,602	(7,358)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/Quality Bond PLUS Portfolio	$6,618,813	$7,714,474	$—	$14,155,817	$189,474	$—
Multimanager Core Bond Portfolio	37,899,981	6,442,008	9,803,770	33,869,827	759,939	76,195
Multimanager Mid Cap Growth Portfolio	2,130,351	183,627	—	2,103,146	—	183,627
Multimanager Mid Cap Value Portfolio	1,711,058	16,130	—	1,620,124	16,130	—

	$1,553,500,801	$153,209,805	$268,388,461	$1,404,061,285	$16,777,837	$22,365,908

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,404,061,285	$—	$1,404,061,285
Short-Term Investments	6,390,451	—	—	6,390,451

Total Assets	$6,390,451	$1,404,061,285	$—	$1,410,451,736

Total Liabilities	$—	$—	$—	$—

Total	$6,390,451	$1,404,061,285	$—	$1,410,451,736

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$153,209,805
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$279,089,145

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,794,010
Aggregate gross unrealized depreciation	(9,270,067)

Net unrealized appreciation	$71,523,943

Federal income tax cost of investments	$1,338,927,793

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,331,285,926)	$1,404,061,285
Unaffiliated Issuers (Cost $6,390,451)	6,390,451
Cash	1,817,317
Dividends, interest and other receivables	939
Other assets	5,148

Total assets	1,412,275,140

LIABILITIES
Distribution fees payable – Class B	294,959
Payable for securities purchased	280,246
Administrative fees payable	172,645
Investment management fees payable	74,349
Trustees’ fees payable	32,744
Distribution fees payable – Class A	5,439
Accrued expenses	138,884

Total liabilities	999,266

NET ASSETS	$1,411,275,874

Net assets were comprised of:
Paid in capital	$1,529,843,325
Accumulated undistributed net investment income (loss)	11,681
Accumulated undistributed net realized gain (loss) on investments	(191,354,491)
Net unrealized appreciation (depreciation) on investments	72,775,359

Net assets	$1,411,275,874

Class A
Net asset value, offering and redemption price per share, $25,418,558 / 2,737,159 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.29

Class B
Net asset value, offering and redemption price per share, $1,382,210,492 / 148,771,034 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.29

Class K
Net asset value, offering and redemption price per share, $3,646,824 / 393,430 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.27

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($16,777,837 of dividend income received from affiliates)	$16,782,415
Interest	4,199

Total income	16,786,614

EXPENSES
Distribution fees – Class B	3,652,052
Administrative fees	2,106,150
Investment management fees	1,491,197
Custodian fees	124,100
Printing and mailing expenses	103,387
Professional fees	75,651
Distribution fees – Class A	68,047
Trustees’ fees	48,034
Miscellaneous	21,209

Gross expenses	7,689,827
Less: Waiver from investment manager	(723,718)

Net expenses	6,966,109

NET INVESTMENT INCOME (LOSS)	9,820,505

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	10,700,684
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	11,665,224

Net realized gain (loss)	22,365,908

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(34,260,860)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(11,894,952)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,074,447)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,820,505	$8,732,413
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	22,365,908	42,492,111
Net change in unrealized appreciation (depreciation) on investments	(34,260,860)	(8,022,490)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,074,447)	43,202,034

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(213,421)	(234,589)
Class B	(11,557,190)	(13,193,674)
Class K	(39,110)	(27,459)

	(11,809,721)	(13,455,722)

Distributions from net realized capital gains
Class A	(457,464)	(822,967)
Class B	(24,664,079)	(45,739,374)
Class K	(60,586)	(63,768)

	(25,182,129)	(46,626,109)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(36,991,850)	(60,081,831)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 420,346 and 434,536 shares, respectively ]	4,026,812	4,245,673
Capital shares issued in reinvestment of dividends and distributions [ 71,744 and 109,744 shares, respectively ]	670,885	1,057,556
Capital shares repurchased [ (599,873) and (672,368) shares, respectively ]	(5,748,623)	(6,566,145)

Total Class A transactions	(1,050,926)	(1,262,916)

Class B
Capital shares sold [ 21,670,530 and 16,323,521 shares, respectively ]	207,394,818	159,050,184
Capital shares issued in reinvestment of dividends and distributions [ 3,871,703 and 6,113,396 shares, respectively ]	36,221,269	58,933,048
Capital shares repurchased [ (36,644,718) and (46,371,384) shares, respectively ]	(351,325,970)	(452,331,097)

Total Class B transactions	(107,709,883)	(234,347,865)

Class K
Capital shares sold [ 188,261 and 278,116 shares, respectively ]	1,806,788	2,709,300
Capital shares issued in reinvestment of dividends and distributions [ 10,682 and 9,499 shares, respectively ]	99,696	91,227
Capital shares repurchased [ (64,786) and (132,339) shares, respectively ]	(619,701)	(1,285,977)

Total Class K transactions	1,286,783	1,514,550

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(107,474,026)	(234,096,231)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(146,540,323)	(250,976,028)
NET ASSETS:
Beginning of year	1,557,816,197	1,808,792,225

End of year (a)	$1,411,275,874	$1,557,816,197

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$11,681	$(4,801)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2015		2014		2013		2012		2011
Net asset value, beginning of year	$9.55		$9.67		$9.60		$9.39		$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.05		0.05		0.06		0.18
Net realized and unrealized gain (loss) on investments	(0.07)		0.20		0.36		0.36		0.02

Total from investment operations	(0.01)		0.25		0.41		0.42		0.20

Less distributions:
Dividends from net investment income	(0.08)		(0.08)		(0.09)		(0.08)		(0.18)
Distributions from net realized gains	(0.17)		(0.29)		(0.25)		(0.13)		(0.19)

Total dividends and distributions	(0.25)		(0.37)		(0.34)		(0.21)		(0.37)

Net asset value, end of year	$9.29		$9.55		$9.67		$9.60		$9.39

Total return	(0.16)%		2.61%		4.32%		4.54%		2.15%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$25,419		$27,181		$28,762		$29,519		$29,850
Ratio of expenses to average net assets:
After waivers (f)	0.47	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)	0.15	%(k)
Before waivers (f)	0.52%		0.53%		0.53%		0.53%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.64%		0.53%		0.53%		0.59%		1.90%
Before waivers (f)(x)	0.60%		0.46%		0.46%		0.51%		1.78%
Portfolio turnover rate^	10%		7%		9%		30%		41%

	Year Ended December 31,
Class B	2015		2014		2013		2012		2011
Net asset value, beginning of year	$9.56		$9.68		$9.61		$9.39		$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.05		0.04		0.06		0.15
Net realized and unrealized gain (loss) on investments	(0.08)		0.20		0.37		0.37		0.03

Total from investment operations	(0.02)		0.25		0.41		0.43		0.18

Less distributions:
Dividends from net investment income	(0.08)		(0.08)		(0.09)		(0.08)		(0.16)
Distributions from net realized gains	(0.17)		(0.29)		(0.25)		(0.13)		(0.19)

Total dividends and distributions	(0.25)		(0.37)		(0.34)		(0.21)		(0.35)

Net asset value, end of year	$9.29		$9.56		$9.68		$9.61		$9.39

Total return	(0.26)%		2.61%		4.32%		4.65%		1.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,382,210		$1,528,163		$1,779,026		$2,230,482		$2,214,725
Ratio of expenses to average net assets:
After waivers (f)	0.47	%(j)	0.46	%(j)	0.45	%(j)	0.45	%(j)	0.40	%(k)
Before waivers (f)	0.52%		0.53%		0.53%		0.53%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.66%		0.53%		0.43%		0.62%		1.53%
Before waivers (f)(x)	0.61%		0.45%		0.36%		0.54%		1.40%
Portfolio turnover rate^	10%		7%		9%		30%		41%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,						August 29, 2012* to December 31, 2012
Class K	2015		2014		2013
Net asset value, beginning of period	$9.54		$9.66		$9.59		$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.13		0.16		0.12
Net realized and unrealized gain (loss) on investments	(0.11)		0.15		0.28		(0.01)

Total from investment operations	—	#	0.28		0.44		0.11

Less distributions:
Dividends from net investment income	(0.10)		(0.11)		(0.12)		(0.11)
Distributions from net realized gains	(0.17)		(0.29)		(0.25)		(0.08)

Total dividends and distributions	(0.27)		(0.40)		(0.37)		(0.19)

Net asset value, end of period	$9.27		$9.54		$9.66		$9.59

Total return (b)	(0.02)%		2.87%		4.59%		1.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,647		$2,473		$1,004		$14
Ratio of expenses to average net assets:
After waivers (a)(f)	0.22	%(j)	0.21	%(j)	0.20	%(j)	0.21	%(j)
Before waivers (a)(f)	0.27%		0.28%		0.28%		0.29%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.12%		1.32%		1.58%		3.50	%(l)
Before waivers (a)(f)(x)	1.08%		1.25%		1.50%		3.42	%(l)
Portfolio turnover rate^	10%		7%		9%		30%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.75% for Class A and 1.00% for Class B.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	(0.67)%	3.85%	3.50%
Portfolio – Class B Shares	(0.67)	3.78	3.34
Portfolio – Class K Shares*	(0.42)	N/A	5.20
S&P 500 Index	1.38	12.57	7.31
Barclays U.S. Intermediate Government Bond Index	1.18	2.02	3.71
50% Barclays U.S. Intermediate Government Bond Index/10% Volatility Managed Index – International/8% Volatility Managed Index – Mid Cap Core/18% Volatility Managed Index – Large Cap Core/4% Volatility Managed Index – Small Cap Core/10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	1.07	4.78	5.45
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (0.67)% for the year ended December 31, 2015. This compares to the returns of the following broad market benchmarks over the same period: the S&P 500 Index, the Barclays U.S. Intermediate Government Bond Index and the 50% Barclays U.S. Intermediate Government Bond Index/10% Volatility Managed Index — International/8% Volatility Managed Index — Mid Cap Core /18% Volatility Managed Index — Large Cap Core /4% Volatility Managed Index — Small Cap Core /10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 1.38%,1.18% and 1.07%, respectively.

Portfolio Highlights

For the year ended December 31, 2015

•

As of 12/31/2015, the Portfolio’s equity allocation (as a percentage of market value excluding cash) consisted of large cap growth stocks (8.9%), large cap value stocks (8.6%), mid cap stocks (8.5%), small cap stocks (4.4%), international stocks (8.9%) and emerging markets stocks (0.5%).

•

As of 12/31/2015, the Portfolio’s fixed income allocation (as a percentage of market value excluding cash) consisted of investment grade bonds (58.9%), international bonds (0.4%) and high yield bonds (0.8%).

•

In 2015, U.S. equities and intermediate-term government bonds provided modest positive returns, while the value sector of the market, along with mid/small and international stocks was in negative territory. The Portfolio’s allocation to bonds provided positive returns, largely from core bonds and intermediate-term U.S. government holdings. The Portfolio’s equities, which include allocations in all major sectors across the asset class, produced a small negative return, mainly due to the impact of large-cap value, international and small-cap holdings. Nonetheless, for the year, the combined Portfolio underperformed both its primary equity index and its primary government-bond index benchmarks.

•

The Portfolio underperformed its composite benchmark, comprised of broad-based indexes representing its major asset classes, after the standard margin for fees. Certain of the Portfolio’s individual bond holdings, in particular very short-term bonds, underperformed the composite’s core fixed-income measure.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Fixed Income	59.6%
Equity	40.4

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/Intermediate Government Bond Portfolio	25.3%
EQ/Core Bond Index Portfolio	19.1
ATM Large Cap Managed Volatility Portfolio	11.2
EQ/PIMCO Ultra Short Bond Portfolio	9.2
ATM International Managed Volatility Portfolio	4.1
AXA Large Cap Growth Managed Volatility Portfolio	2.9
AXA Large Cap Core Managed Volatility Portfolio	2.8
EQ/BlackRock Basic Value Equity Portfolio	2.8
EQ/MFS International Growth Portfolio	2.5
Multimanager Core Bond Portfolio	2.2

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class A
Actual	$1,000.00	$982.49	$2.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.54	2.69
Class B
Actual	1,000.00	981.50	2.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.54	2.69
Class K
Actual	1,000.00	982.99	1.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.80	1.42

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.53%, 0.53% and 0.28%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	6,514,572	$59,978,446
ATM Large Cap Managed Volatility Portfolio‡	13,179,202	164,398,532
ATM Mid Cap Managed Volatility Portfolio‡	1,115,603	8,092,119
ATM Small Cap Managed Volatility Portfolio‡	2,475,320	26,211,005
AXA Global Equity Managed Volatility Portfolio‡	1,381,269	20,015,996
AXA International Core Managed Volatility Portfolio‡	1,445,885	13,210,931
AXA International Value Managed Volatility Portfolio‡	689,026	7,949,362
AXA Large Cap Core Managed Volatility Portfolio‡	4,527,871	41,009,382
AXA Large Cap Growth Managed Volatility Portfolio‡	1,539,648	42,223,639
AXA Large Cap Value Managed Volatility Portfolio‡	1,683,694	25,130,776
AXA/AB Small Cap Growth Portfolio‡	741,000	12,756,872
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	214,302	2,981,056
AXA/Horizon Small Cap Value Portfolio‡	635,165	5,424,989
AXA/Loomis Sayles Growth Portfolio‡	2,470,523	15,438,300
AXA/Lord Abbett Micro Cap Portfolio*‡	315,618	2,830,256
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	312,851	2,863,954
AXA/Pacific Global Small Cap Value Portfolio‡	479,709	3,431,676
EQ/BlackRock Basic Value Equity Portfolio‡	2,040,947	40,612,543
EQ/Boston Advisors Equity Income Portfolio‡	4,145,725	23,989,550
EQ/Core Bond Index Portfolio‡	28,444,195	280,587,215
EQ/GAMCO Small Company Value Portfolio‡	249,870	12,307,324
EQ/Global Bond PLUS Portfolio‡	2,423,391	21,565,753

EQ/High Yield Bond Portfolio‡	1,289,399	$11,578,078
EQ/Intermediate Government Bond Portfolio‡	36,264,820	372,688,922
EQ/International Equity Index Portfolio‡	144,307	1,213,945
EQ/JPMorgan Value Opportunities Portfolio‡	770,769	11,873,056
EQ/Large Cap Growth Index Portfolio‡	546,635	6,454,536
EQ/MFS International Growth Portfolio‡	5,696,739	37,141,197
EQ/PIMCO Ultra Short Bond Portfolio‡	13,784,770	134,721,343
EQ/Quality Bond PLUS Portfolio‡	2,437,316	20,624,838
Multimanager Core Bond Portfolio‡	3,326,771	32,399,661
Multimanager Mid Cap Growth Portfolio*‡	244,004	2,105,314
Multimanager Mid Cap Value Portfolio‡	337,819	4,480,367

Total Investment Companies (100.0%) (Cost $1,318,118,934)		1,468,290,933

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	2,096,151	2,096,151

Total Short-Term Investment (0.1%) (Cost $2,096,151)		2,096,151

Total Investments (100.1%) (Cost $1,320,215,085)		1,470,387,084
Other Assets Less Liabilities (-0.1%)		(875,599)

Net Assets (100%)		$1,469,511,485

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$68,000,402	$4,011,385	$9,783,864	$59,978,446	$225,284	$1,210,644
ATM Large Cap Managed Volatility Portfolio	195,161,063	13,127,775	30,814,148	164,398,532	2,155,236	12,179,878

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
ATM Mid Cap Managed Volatility Portfolio	$10,794,245	$1,394,356	$2,665,930	$8,092,119	$60,672	$1,169,621
ATM Small Cap Managed Volatility Portfolio	33,022,705	3,222,588	5,564,676	26,211,005	162,302	2,999,347
AXA Global Equity Managed Volatility Portfolio	22,275,723	427,166	1,633,070	20,015,996	240,286	555,678
AXA International Core Managed Volatility Portfolio	15,738,026	195,339	1,784,307	13,210,931	8,459	404,442
AXA International Value Managed Volatility Portfolio	9,159,772	102,336	1,095,396	7,949,362	8,896	(1,021)
AXA Large Cap Core Managed Volatility Portfolio	46,662,526	1,580,005	4,974,309	41,009,382	499,673	2,110,695
AXA Large Cap Growth Managed Volatility Portfolio	52,512,749	4,599,001	7,996,581	42,223,639	230,248	8,957,310
AXA Large Cap Value Managed Volatility Portfolio	27,575,444	1,721,294	2,623,652	25,130,776	487,694	112,283
AXA/AB Small Cap Growth Portfolio (a)	20,692,549	1,848,162	6,740,647	12,756,872	38,529	2,772,255
AXA/Franklin Small Cap Value Managed Volatility Portfolio	3,673,780	14,713	198,824	2,981,056	14,713	301,176
AXA/Horizon Small Cap Value Portfolio	5,933,646	245,813	—	5,424,989	34,137	211,675
AXA/Loomis Sayles Growth Portfolio	—	14,417,641	59	15,438,300	56,417	151,165
AXA/Lord Abbett Micro Cap Portfolio	1,981,932	1,333,821	—	2,830,256	—	333,821
AXA/Morgan Stanley Small Cap Growth Portfolio	3,043,898	97,414	—	2,863,954	—	97,414
AXA/Pacific Global Small Cap Value Portfolio	3,703,179	575,230	—	3,431,676	13,203	62,027
EQ/BlackRock Basic Value Equity Portfolio	47,624,582	2,185,340	5,460,493	40,612,543	671,420	558,565
EQ/Boston Advisors Equity Income Portfolio	34,706,658	3,207,845	9,228,401	23,989,550	453,158	3,831,891
EQ/Core Bond Index Portfolio	315,391,092	14,002,996	46,311,057	280,587,215	4,952,276	(174,839)
EQ/GAMCO Small Company Value Portfolio	16,527,183	1,010,781	2,360,311	12,307,324	99,813	2,052,993
EQ/Global Bond PLUS Portfolio	22,886,837	1,179,173	1,639,529	21,565,753	10,124	30,921
EQ/High Yield Bond Portfolio	8,984,509	3,727,610	—	11,578,078	727,610	—
EQ/Intermediate Government Bond Portfolio	432,707,023	8,645,543	68,061,402	372,688,922	3,219,355	464,765
EQ/International Equity Index Portfolio	3,093,823	33,450	1,255,230	1,213,945	33,450	744,770
EQ/JPMorgan Value Opportunities Portfolio	—	11,863,195	—	11,873,056	113,195	—

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/Large Cap Growth Index Portfolio	$11,371,538	$781,656	$3,111,668	$6,454,536	$73,397	$2,977,993
EQ/MFS International Growth Portfolio	39,801,731	2,271,081	4,311,990	37,141,197	326,143	636,684
EQ/PIMCO Ultra Short Bond Portfolio	166,694,406	3,051,864	34,114,222	134,721,343	996,184	(137,991)
EQ/Quality Bond PLUS Portfolio	9,755,496	11,146,270	—	20,624,838	271,270	—
Multimanager Core Bond Portfolio	30,462,627	7,987,074	5,469,115	32,399,661	694,874	2,756
Multimanager Mid Cap Growth Portfolio	2,608,203	183,816	424,761	2,105,314	—	259,055
Multimanager Mid Cap Value Portfolio	5,731,915	138,385	692,502	4,480,367	44,945	401,872

	$1,668,279,262	$120,330,118	$258,316,144	$1,468,290,933	$16,922,963	$45,277,845

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,468,290,933	$—	$1,468,290,933
Short-Term Investments	2,096,151	—	—	2,096,151

Total Assets	$2,096,151	$1,468,290,933	$—	$1,470,387,084

Total Liabilities	$—	$—	$—	$—

Total	$2,096,151	$1,468,290,933	$—	$1,470,387,084

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$120,330,118
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$280,334,890

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,237,752
Aggregate gross unrealized depreciation	(18,665,785)

Net unrealized appreciation	$147,571,967

Federal income tax cost of investments	$1,322,815,117

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,318,118,934)	$1,468,290,933
Unaffiliated Issuers (Cost $2,096,151)	2,096,151
Cash	381,000
Receivable from Separate Accounts for Trust shares sold	274,679
Receivable for securities sold	139,707
Dividends, interest and other receivables	258
Other assets	5,668

Total assets	1,471,188,396

LIABILITIES
Payable to Separate Accounts for Trust shares sold	824,302
Distribution fees payable – Class B	302,997
Investment management fees payable	217,756
Administrative fees payable	180,520
Trustees’ fees payable	36,308
Distribution fees payable – Class A	3,908
Accrued expenses	111,120

Total liabilities	1,676,911

NET ASSETS	$1,469,511,485

Net assets were comprised of:
Paid in capital	$1,650,452,933
Accumulated undistributed net investment income (loss)	9,843
Accumulated undistributed net realized gain (loss) on investments	(331,123,290)
Net unrealized appreciation (depreciation) on investments	150,171,999

Net assets	$1,469,511,485

Class A
Net asset value, offering and redemption price per share, $18,348,532 / 1,939,581 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.46

Class B
Net asset value, offering and redemption price per share, $1,414,428,060 / 149,439,967 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.46

Class K
Net asset value, offering and redemption price per share, $36,734,893 / 3,883,004 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.46

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($16,922,963 of dividend income received from affiliates)	$16,924,280
Interest	990

Total income	16,925,270

EXPENSES
Distribution fees – Class B	3,806,235
Administrative fees	2,235,845
Investment management fees	1,583,069
Recoupment fees	151,273
Custodian fees	128,501
Printing and mailing expenses	111,007
Professional fees	80,577
Trustees’ fees	51,255
Distribution fees – Class A	49,651
Miscellaneous	21,679

Total expenses	8,219,092

NET INVESTMENT INCOME (LOSS)	8,706,178

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	22,018,746
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	23,259,099

Net realized gain (loss)	45,277,845

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(62,002,303)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(16,724,458)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,018,280)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,706,178	$8,316,104
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	45,277,845	62,682,763
Net change in unrealized appreciation (depreciation) on investments	(62,002,303)	(16,320,248)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,018,280)	54,678,619

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(157,326)	(209,328)
Class B	(12,167,144)	(16,192,988)
Class K	(406,379)	(514,091)

	(12,730,849)	(16,916,407)

Distributions from net realized capital gains
Class A	(670,352)	(843,593)
Class B	(51,680,121)	(65,751,885)
Class K	(1,360,017)	(1,639,223)

	(53,710,490)	(68,234,701)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(66,441,339)	(85,151,108)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 172,912 and 359,965 shares, respectively ]	1,716,671	3,689,558
Capital shares issued in reinvestment of dividends and distributions [ 86,584 and 104,276 shares, respectively ]	827,678	1,052,921
Capital shares repurchased [ (416,969) and (536,283) shares, respectively ]	(4,148,585)	(5,480,407)

Total Class A transactions	(1,604,236)	(737,928)

Class B
Capital shares sold [ 9,342,410 and 9,033,237 shares, respectively ]	92,984,792	92,296,384
Capital shares issued in reinvestment of dividends and distributions [ 6,675,846 and 8,111,001 shares, respectively ]	63,847,265	81,944,873
Capital shares repurchased [ (27,955,172) and (34,152,769) shares, respectively ]	(278,631,206)	(348,770,994)

Total Class B transactions	(121,799,149)	(174,529,737)

Class K
Capital shares sold [ 274,076 and 496,222 shares, respectively ]	2,748,035	5,055,266
Capital shares issued in reinvestment of dividends and distributions [ 184,684 and 213,227 shares, respectively ]	1,766,396	2,153,314
Capital shares repurchased [ (664,670) and (663,342) shares, respectively ]	(6,613,702)	(6,777,020)

Total Class K transactions	(2,099,271)	431,560

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(125,502,656)	(174,836,105)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(199,962,275)	(205,308,594)
NET ASSETS:
Beginning of year	1,669,473,760	1,874,782,354

End of year (a)	$1,469,511,485	$1,669,473,760

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,843	$2,250

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2015		2014		2013		2012		2011
Net asset value, beginning of year	$9.96		$10.15		$9.64		$9.17		$9.61

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.05		0.05		0.05		0.06
Net realized and unrealized gain (loss) on investments	(0.12)		0.27		0.92		0.63		(0.11)

Total from investment operations	(0.07)		0.32		0.97		0.68		(0.05)

Less distributions:
Dividends from net investment income	(0.08)		(0.10)		(0.14)		(0.08)		(0.17)
Distributions from net realized gains	(0.35)		(0.41)		(0.32)		(0.13)		(0.22)

Total dividends and distributions	(0.43)		(0.51)		(0.46)		(0.21)		(0.39)

Net asset value, end of year	$9.46		$9.96		$10.15		$9.64		$9.17

Total return	(0.67)%		3.19%		10.17%		7.46%		(0.45)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,349		$20,884		$22,020		$20,693		$20,906
Ratio of expenses to average net assets:
After waivers (f)	0.53	%(j)	0.51	%(j)	0.51	%(j)	0.51	%(j)	0.22	%(k)
Before waivers (f)	0.53%		0.53%		0.53%		0.53%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.53%		0.48%		0.52%		0.56%		0.62%
Before waivers (f)(x)	0.53%		0.47%		0.50%		0.55%		0.56%
Portfolio turnover rate^	8%		10%		12%		22%		30%

	Year Ended December 31,
Class B	2015		2014		2013		2012		2011
Net asset value, beginning of year	$9.96		$10.16		$9.64		$9.18		$9.62

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.05		0.05		0.05		0.12
Net realized and unrealized gain (loss) on investments	(0.12)		0.26		0.93		0.62		(0.19)

Total from investment operations	(0.07)		0.31		0.98		0.67		(0.07)

Less distributions:
Dividends from net investment income	(0.08)		(0.10)		(0.14)		(0.08)		(0.15)
Distributions from net realized gains	(0.35)		(0.41)		(0.32)		(0.13)		(0.22)

Total dividends and distributions	(0.43)		(0.51)		(0.46)		(0.21)		(0.37)

Net asset value, end of year	$9.46		$9.96		$10.16		$9.64		$9.18

Total return	(0.67)%		3.08%		10.28%		7.34%		(0.69)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,414,428		$1,607,870		$1,811,723		$1,921,881		$1,881,229
Ratio of expenses to average net assets:
After waivers (f)	0.53	%(j)	0.51	%(j)	0.51	%(j)	0.51	%(j)	0.47	%(k)
Before waivers (f)	0.53%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.54%		0.46%		0.49%		0.57%		1.21%
Before waivers (f)(x)	0.54%		0.45%		0.47%		0.55%		1.16%
Portfolio turnover rate^	8%		10%		12%		22%		30%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,								December 1, 2011* to December 31, 2011
Class K	2015		2014		2013		2012
Net asset value, beginning of period	$9.96		$10.15		$9.64		$9.17		$9.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.08		0.08		0.08		0.17
Net realized and unrealized gain (loss) on investments	(0.12)		0.27		0.92		0.62		(0.14)

Total from investment operations	(0.04)		0.35		1.00		0.70		0.03

Less distributions:
Dividends from net investment income	(0.11)		(0.13)		(0.17)		(0.10)		(0.17)
Distributions from net realized gains	(0.35)		(0.41)		(0.32)		(0.13)		(0.10)

Total dividends and distributions	(0.46)		(0.54)		(0.49)		(0.23)		(0.27)

Net asset value, end of period	$9.46		$9.96		$10.15		$9.64		$9.17

Total return (b)	(0.42)%		3.44%		10.45%		7.73%		0.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,735		$40,720		$41,040		$38,942		$37,232
Ratio of expenses to average net assets:
After waivers (a)(f)	0.28	%(j)	0.26	%(j)	0.26	%(j)	0.26	%(j)	0.25	%(k)
Before waivers (a)(f)	0.28%		0.28%		0.28%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.79%		0.75%		0.78%		0.84%		21.14	%(l)
Before waivers (a)(f)(x)	0.79%		0.73%		0.76%		0.82%		21.12	%(l)
Portfolio turnover rate^	8%		10%		12%		22%		30%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85% for Class A, 1.10% for Class B and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	(0.84)%	4.24%	3.56%
Portfolio – Class B Shares	(0.92)	4.17	3.40
Portfolio – Class K Shares*	(0.60)	N/A	6.08
S&P 500 Index	1.38	12.57	7.31
Barclays U.S. Intermediate Government Bond Index	1.18	2.02	3.71
42% Barclays U.S. Intermediate Government Bond Index/15% Volatility Managed Index – International/9% Volatility Managed Index – Mid Cap Core/20% Volatility Managed Index – Large Cap Core/6% Volatility Managed Index – Small Cap Core/8% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.94	5.31	5.82
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (0.92)% for the year ended December 31, 2015. This compares to the returns of the following broad market benchmarks over the same period: the S&P 500 Index, the Barclays U.S. Intermediate Government Bond Index and the 42% Barclays U.S. Intermediate Government Bond Index/15% Volatility Managed Index — International/9% Volatility Managed Index — Mid Cap Core/20% Volatility Managed Index — Large Cap Core/6% Volatility Managed Index — Small Cap Core/8% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 1.38%, 1.18% and 0.94%, respectively.

Portfolio Highlights

For the year ended December 31, 2015

•

As of 12/31/2015, the Portfolio’s equity allocation (as a percentage of market value excluding cash) consisted of large cap growth stocks (9.8%), large cap value stocks (9.6%), mid cap stocks (10.0%), small cap stocks (6.3%), international stocks (13.5%) and emerging markets stocks (0.8%).

•

As of 12/31/2015, the Portfolio’s fixed income allocation (as a percentage of market value excluding cash) consisted of investment grade bonds (49.1%), international bonds (0.4%) and high yield bonds (0.6%).

•

In 2015, U.S. equities and intermediate-term government bonds provided modest positive returns, while the value sector of the market, along with mid/small and international stocks was in negative territory. The Portfolio’s equities, which include allocations in all major sectors across the asset class, produced a negative return, mainly due to the impact of large-cap value, international and small-cap holdings. The Portfolio’s allocation to bonds provided a cushion, largely by providing modestly positive returns in core bonds and intermediate-term U.S. government holdings. Nonetheless, for the year, the combined Portfolio underperformed both its primary equity index and its primary government-bond index benchmarks.

•

The Portfolio underperformed its composite benchmark, comprised of broad-based indexes representing its major asset classes, after the standard margin for fees. Certain of the Portfolio’s individual large-cap value equity holdings, in particular, underperformed the composite’s core equity measure.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Equity	50.5%
Fixed Income	49.5

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/Intermediate Government Bond Portfolio	20.8%
EQ/Core Bond Index Portfolio	16.0
ATM Large Cap Managed Volatility Portfolio	12.7
EQ/PIMCO Ultra Short Bond Portfolio	7.4
ATM International Managed Volatility Portfolio	6.6
EQ/MFS International Growth Portfolio	3.4
AXA Large Cap Core Managed Volatility Portfolio	2.9
AXA Large Cap Growth Managed Volatility Portfolio	2.8
EQ/BlackRock Basic Value Equity Portfolio	2.8
ATM Small Cap Managed Volatility Portfolio	2.5

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class A
Actual	$1,000.00	$976.45	$2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.68	2.55
Class B
Actual	1,000.00	976.21	2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.68	2.55
Class K
Actual	1,000.00	977.49	1.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.94	1.28

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.50%, 0.50% and 0.25%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	61,069,504	$562,255,459
ATM Large Cap Managed Volatility Portfolio‡	85,870,612	1,071,157,596
ATM Mid Cap Managed Volatility Portfolio‡	7,413,384	53,773,586
ATM Small Cap Managed Volatility Portfolio‡	20,004,552	211,826,882
AXA Global Equity Managed Volatility Portfolio‡	12,525,128	181,501,913
AXA International Core Managed Volatility Portfolio‡	13,596,837	124,233,128
AXA International Value Managed Volatility Portfolio‡	4,917,466	56,733,293
AXA Large Cap Core Managed Volatility Portfolio‡	26,682,983	241,670,445
AXA Large Cap Growth Managed Volatility Portfolio‡	8,792,070	241,115,702
AXA Large Cap Value Managed Volatility Portfolio‡	12,355,847	184,423,036
AXA/AB Small Cap Growth Portfolio‡	9,842,757	169,450,523
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,916,872	26,664,723
AXA/Horizon Small Cap Value Portfolio‡	3,180,862	27,167,959
AXA/Loomis Sayles Growth Portfolio‡	14,400,753	89,990,328
AXA/Lord Abbett Micro Cap Portfolio*‡	2,307,318	20,690,527
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,230,970	38,731,830
AXA/Pacific Global Small Cap Value Portfolio‡	3,122,693	22,338,680
EQ/BlackRock Basic Value Equity Portfolio‡	11,737,641	233,565,782
EQ/Boston Advisors Equity Income Portfolio‡	29,462,698	170,488,110
EQ/Core Bond Index Portfolio‡	136,766,787	1,349,133,342
EQ/GAMCO Small Company Value Portfolio‡	2,007,844	98,896,288
EQ/Global Bond PLUS Portfolio‡	13,963,842	124,264,190

EQ/High Yield Bond Portfolio‡	5,363,026	$48,156,947
EQ/Intermediate Government Bond Portfolio‡	171,141,935	1,758,803,789
EQ/International Equity Index Portfolio‡	2,702,882	22,737,351
EQ/JPMorgan Value Opportunities Portfolio‡	3,721,757	57,330,614
EQ/Large Cap Growth Index Portfolio‡	3,347,574	39,527,330
EQ/MFS International Growth Portfolio‡	44,261,820	288,575,102
EQ/PIMCO Ultra Short Bond Portfolio‡	63,998,342	625,468,731
EQ/Quality Bond PLUS Portfolio‡	12,749,984	107,891,781
Multimanager Core Bond Portfolio‡	15,982,851	155,658,135
Multimanager Mid Cap Growth Portfolio*‡	958,370	8,268,998
Multimanager Mid Cap Value Portfolio‡	2,030,691	26,932,285

Total Investment Companies (99.9%) (Cost $7,498,971,995)		8,439,424,385

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	6,709,739	6,709,739

Total Short-Term Investment (0.1%) (Cost $6,709,739)		6,709,739

Total Investments (100.0%) (Cost $7,505,681,734)		8,446,134,124
Other Assets Less Liabilities (0.0%)		221,148

Net Assets (100%)		$8,446,355,272

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$624,985,111	$25,969,833	$67,096,895	$562,255,459	$2,107,549	$11,113,786
ATM Large Cap Managed Volatility Portfolio	1,209,705,457	71,201,756	137,659,222	1,071,157,596	14,028,439	65,182,775

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
ATM Mid Cap Managed Volatility Portfolio	$75,107,590	$8,088,090	$20,287,104	$53,773,586	$402,301	$7,537,742
ATM Small Cap Managed Volatility Portfolio	261,201,783	22,944,201	36,395,531	211,826,882	1,307,992	24,199,263
AXA Global Equity Managed Volatility Portfolio	178,251,694	24,177,519	16,731,840	181,501,913	2,174,361	139,666
AXA International Core Managed Volatility Portfolio	146,108,296	82,468	13,244,046	124,233,128	79,311	3,627,460
AXA International Value Managed Volatility Portfolio	65,467,508	64,955	6,862,740	56,733,293	63,601	367,906
AXA Large Cap Core Managed Volatility Portfolio	263,981,829	6,551,926	23,227,784	241,670,445	2,942,559	4,479,225
AXA Large Cap Growth Managed Volatility Portfolio	318,854,890	24,177,329	53,084,540	241,115,702	1,315,352	61,264,135
AXA Large Cap Value Managed Volatility Portfolio	211,180,114	3,583,392	14,532,932	184,423,036	3,579,783	4,748,791
AXA/AB Small Cap Growth Portfolio (a)	225,381,090	19,745,220	47,018,008	169,450,523	510,049	24,534,334
AXA/Franklin Small Cap Value Managed Volatility Portfolio	48,695,000	133,319	12,942,778	26,664,723	132,417	7,377,653
AXA/Horizon Small Cap Value Portfolio	13,154,835	16,825,753	—	27,167,959	170,958	1,054,795
AXA/Loomis Sayles Growth Portfolio	—	84,417,260	362	89,990,328	328,931	887,967
AXA/Lord Abbett Micro Cap Portfolio	20,298,184	4,051,961	—	20,690,527	—	2,451,961
AXA/Morgan Stanley Small Cap Growth Portfolio	41,165,375	1,317,415	—	38,731,830	—	1,317,415
AXA/Pacific Global Small Cap Value Portfolio	17,112,974	9,579,876	—	22,338,680	85,948	393,929
EQ/BlackRock Basic Value Equity Portfolio	267,894,051	16,277,995	28,308,651	233,565,782	4,023,936	3,383,286
EQ/Boston Advisors Equity Income Portfolio	215,058,468	18,623,895	37,593,980	170,488,110	3,207,432	19,710,360
EQ/Core Bond Index Portfolio	1,541,895,701	42,824,889	223,258,890	1,349,133,342	23,796,022	(5,116)
EQ/GAMCO Small Company Value Portfolio	144,556,189	6,442,438	24,700,898	98,896,288	801,254	19,808,635
EQ/Global Bond PLUS Portfolio	127,045,106	11,720,304	9,710,004	124,264,190	56,699	92,657

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/High Yield Bond Portfolio	$36,319,087	$16,523,234	$—	$48,156,947	$3,023,234	$—
EQ/Intermediate Government Bond Portfolio	1,989,758,988	32,234,825	259,723,183	1,758,803,789	15,181,908	2,388,982
EQ/International Equity Index Portfolio	13,060,786	10,982,658	—	22,737,351	626,523	—
EQ/International ETF Portfolio	10,114,854	—	14,655,788	—	—	(4,299,653)
EQ/JPMorgan Value Opportunities Portfolio	—	57,549,436	—	57,330,614	449,436	—
EQ/Large Cap Growth Index Portfolio	70,313,170	3,933,499	28,861,545	39,527,330	449,713	8,261,297
EQ/MFS International Growth Portfolio	293,422,260	30,811,327	29,451,519	288,575,102	2,492,226	6,319,516
EQ/PIMCO Ultra Short Bond Portfolio	753,064,776	4,641,909	128,164,123	625,468,731	4,623,867	(755,515)
EQ/Quality Bond PLUS Portfolio	42,629,956	66,730,308	—	107,891,781	1,430,308	—
Multimanager Core Bond Portfolio	150,994,528	34,064,228	26,507,679	155,658,135	3,359,267	4,688
Multimanager Mid Cap Growth Portfolio	9,308,067	721,971	907,243	8,268,998	—	814,727
Multimanager Mid Cap Value Portfolio	39,064,860	270,701	6,576,381	26,932,285	269,799	4,244,049

	$9,425,152,577	$677,265,890	$1,267,503,666	$8,439,424,385	$93,021,175	$280,646,716

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$8,439,424,385	$—	$8,439,424,385
Short-Term Investments	6,709,739	—	—	6,709,739

Total Assets	$6,709,739	$8,439,424,385	$—	$8,446,134,124

Total Liabilities	$—	$—	$—	$—

Total	$6,709,739	$8,439,424,385	$—	$8,446,134,124

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Investment Companies	$677,265,890
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,379,542,585

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,025,597,429
Aggregate gross unrealized depreciation	(118,107,371)

Net unrealized appreciation	$907,490,058

Federal income tax cost of investments	$7,538,644,066

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $7,498,971,995)	$8,439,424,385
Unaffiliated Issuers (Cost $6,709,739)	6,709,739
Cash	239,708
Receivable for securities sold	3,928,684
Dividends, interest and other receivables	1,167
Other assets	32,223

Total assets	8,450,335,906

LIABILITIES
Distribution fees payable – Class B	1,293,651
Administrative fees payable	1,036,579
Investment management fees payable	723,286
Distribution fees payable – Class A	453,196
Trustees’ fees payable	211,420
Accrued expenses	262,502

Total liabilities	3,980,634

NET ASSETS	$8,446,355,272

Net assets were comprised of:
Paid in capital	$9,839,247,100
Accumulated undistributed net investment income (loss)	123,162
Accumulated undistributed net realized gain (loss) on investments	(2,333,467,380)
Net unrealized appreciation (depreciation) on investments	940,452,390

Net assets	$8,446,355,272

Class A
Net asset value, offering and redemption price per share, $2,122,647,543 / 158,094,796 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.43

Class B
Net asset value, offering and redemption price per share, $6,037,275,323 / 452,877,839 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.33

Class K
Net asset value, offering and redemption price per share, $286,432,406 / 21,333,336 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.43

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($93,021,175 of dividend income received from affiliates)	$93,027,118
Interest	4,829

Total income	93,031,947

EXPENSES
Distribution fees – Class B	16,245,647
Administrative fees	12,773,958
Investment management fees	9,044,359
Distribution fees – Class A	5,603,018
Printing and mailing expenses	641,881
Trustees’ fees	291,949
Professional fees	259,108
Custodian fees	139,000
Miscellaneous	123,905

Total expenses	45,122,825

NET INVESTMENT INCOME (LOSS)	47,909,122

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($112,038,919 of realized gain (loss) from affiliates)	112,046,601
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	168,607,797

Net realized gain (loss)	280,654,398

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(395,490,416)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(114,836,018)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(66,926,896)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$47,909,122	$46,732,206
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	280,654,398	391,553,339
Net change in unrealized appreciation (depreciation) on investments	(395,490,416)	(146,638,171)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(66,926,896)	291,647,374

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(18,229,030)	(25,373,168)
Class B	(51,962,623)	(74,978,241)
Class K	(3,180,926)	(4,205,390)

	(73,372,579)	(104,556,799)

Distributions from net realized capital gains
Class A	(79,083,869)	(103,374,032)
Class B	(228,531,455)	(309,640,495)
Class K	(10,755,775)	(13,887,886)

	(318,371,099)	(426,902,413)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(391,743,678)	(531,459,212)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 4,205,941 and 4,873,112 shares, respectively ]	59,791,708	71,302,378
Capital shares issued in reinvestment of dividends and distributions [ 7,175,590 and 8,924,247 shares, respectively ]	97,312,899	128,747,200
Capital shares repurchased [ (15,980,906) and (16,592,872) shares, respectively ]	(226,985,024)	(242,842,506)

Total Class A transactions	(69,880,417)	(42,792,928)

Class B
Capital shares sold [ 8,471,566 and 10,497,748 shares, respectively ]	119,304,226	152,400,479
Capital shares issued in reinvestment of dividends and distributions [ 20,829,325 and 26,840,004 shares, respectively ]	280,494,078	384,618,736
Capital shares repurchased [ (59,862,249) and (73,425,836) shares, respectively ]	(843,521,909)	(1,065,790,526)

Total Class B transactions	(443,723,605)	(528,771,311)

Class K
Capital shares sold [ 761,287 and 787,940 shares, respectively ]	10,791,874	11,519,162
Capital shares issued in reinvestment of dividends and distributions [ 1,027,066 and 1,254,057 shares, respectively ]	13,936,701	18,093,276
Capital shares repurchased [ (2,315,247) and (2,024,588) shares, respectively ]	(32,777,080)	(29,610,522)

Total Class K transactions	(8,048,505)	1,916

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(521,652,527)	(571,562,323)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(980,323,101)	(811,374,161)
NET ASSETS:
Beginning of year	9,426,678,373	10,238,052,534

End of year (a)	$8,446,355,272	$9,426,678,373

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$123,162	$83,720

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2015		2014		2013		2012		2011
Net asset value, beginning of year	$14.18		$14.55		$13.45		$12.60		$13.45

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.07		0.08		0.07		0.16
Net realized and unrealized gain (loss) on investments	(0.20)		0.37		1.66		1.05		(0.45)

Total from investment operations	(0.12)		0.44		1.74		1.12		(0.29)

Less distributions:
Dividends from net investment income	(0.12)		(0.16)		(0.23)		(0.11)		(0.24)
Distributions from net realized gains	(0.51)		(0.65)		(0.41)		(0.16)		(0.32)

Total dividends and distributions	(0.63)		(0.81)		(0.64)		(0.27)		(0.56)

Net asset value, end of year	$13.43		$14.18		$14.55		$13.45		$12.60

Total return	(0.84)%		3.04%		13.07%		8.85%		(2.14)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,122,648		$2,307,372		$2,408,537		$2,307,690		$2,311,825
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(n)	0.53	%(j)	0.53	%(k)	0.54	%(k)	0.25	%(m)
Before waivers (f)	0.51%		0.53%		0.53%		0.54%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.53%		0.48%		0.57%		0.54%		1.22%
Before waivers (f)(x)	0.53%		0.48%		0.57%		0.54%		1.21%
Portfolio turnover rate^	8%		10%		11%		18%		23%

	Year Ended December 31,
Class B	2015		2014		2013		2012		2011
Net asset value, beginning of year	$14.09		$14.46		$13.36		$12.52		$13.37

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.07		0.08		0.07		0.15
Net realized and unrealized gain (loss) on investments	(0.20)		0.37		1.66		1.03		(0.48)

Total from investment operations	(0.13)		0.44		1.74		1.10		(0.33)

Less distributions:
Dividends from net investment income	(0.12)		(0.16)		(0.23)		(0.10)		(0.20)
Distributions from net realized gains	(0.51)		(0.65)		(0.41)		(0.16)		(0.32)

Total dividends and distributions	(0.63)		(0.81)		(0.64)		(0.26)		(0.52)

Net asset value, end of year	$13.33		$14.09		$14.46		$13.36		$12.52

Total return	(0.92)%		3.06%		13.15%		8.82%		(2.41)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,037,275		$6,809,285		$7,511,631		$7,493,390		$7,488,398
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(n)	0.53	%(j)	0.53	%(k)	0.54	%(k)	0.50	%(m)
Before waivers (f)	0.51%		0.53%		0.53%		0.54%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.52%		0.46%		0.54%		0.54%		1.12%
Before waivers (f)(x)	0.52%		0.46%		0.54%		0.54%		1.11%
Portfolio turnover rate^	8%		10%		11%		18%		23%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,								December 1, 2011* to December 31, 2011
Class K	2015		2014		2013		2012
Net asset value, beginning of period	$14.18		$14.55		$13.45		$12.60		$12.97

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.11		0.12		0.11		0.23
Net realized and unrealized gain (loss) on investments	(0.20)		0.37		1.66		1.04		(0.21)

Total from investment operations	(0.09)		0.48		1.78		1.15		0.02

Less distributions:
Dividends from net investment income	(0.15)		(0.20)		(0.27)		(0.14)		(0.23)
Distributions from net realized gains	(0.51)		(0.65)		(0.41)		(0.16)		(0.16)

Total dividends and distributions	(0.66)		(0.85)		(0.68)		(0.30)		(0.39)

Net asset value, end of period	$13.43		$14.18		$14.55		$13.45		$12.60

Total return (b)	(0.60)%		3.30%		13.35%		9.12%		0.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$286,432		$310,021		$317,885		$298,541		$293,976
Ratio of expenses to average net assets:
After waivers (a)(f)	0.26	%(n)	0.28	%(j)	0.28	%(k)	0.29	%(k)	0.27	%(m)
Before waivers (a)(f)	0.26%		0.28%		0.28%		0.29%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.78%		0.74%		0.82%		0.79%		21.57	%(l)
Before waivers (a)(f)(x)	0.78%		0.74%		0.82%		0.79%		21.57	%(l)
Portfolio turnover rate^	8%		10%		11%		18%		23%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15% for Class A, 1.15% for Class B and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 0.90% for Class A, 1.15% for Class B and 0.90% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	(1.29)%	5.46%	4.08%
Portfolio – Class B Shares	(1.29)	5.39	3.93
Portfolio – Class K Shares*	(1.04)	N/A	8.29
S&P 500 Index	1.38	12.57	7.31
Barclays U.S. Intermediate Government Bond Index	1.18	2.02	3.71
25% Barclays U.S. Intermediate Government Bond Index/20% Volatility Managed Index – International/12% Volatility Managed Index – Mid Cap Core/28% Volatility Managed Index – Large Cap Core/ 10% Volatility Managed Index – Small Cap Core/5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.75	6.70	6.69
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (1.29)% for the year ended December 31, 2015. This compares to the returns of the following broad market benchmarks over the same period: the S&P 500 Index, the Barclays U.S. Intermediate Government Bond Index, and the 25% Barclays U.S. Intermediate Government Bond Index/20% Volatility Managed Index — International/12% Volatility Managed Index — Mid Cap Core/28% Volatility Managed Index — Large Cap Core/10% Volatility Managed Index — Small Cap Core/5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 1.38%, 1.18% and 0.75%, respectively.

Portfolio Highlights

For the year ended December 31, 2015

•

As of 12/31/2015, the Portfolio’s equity allocation (as a percentage of market value excluding cash) consisted of large cap growth stocks (13.6%), large cap value stocks (13.4%), mid cap stocks (13.8%), small cap stocks (10.4%), international stocks (17.8%) and emerging markets stocks (0.9%).

•	As of 12/31/2015, the Portfolio’s fixed income allocation (as a percentage of market value excluding cash) consisted of investment grade bonds (29.9%) and high yield bonds (0.2%).

•

In 2015, U.S. equities and intermediate-term government bonds provided modest positive returns, while the value sector of the market, along with mid/small and international stocks was in negative territory. The Portfolio’s equities, which include allocations in all major sectors across the asset class, produced a negative return, mainly due to the impact of international, small-cap and large-cap value holdings. The Portfolio’s allocation to bonds provided a cushion, largely by providing modestly positive returns in core bonds and intermediate-term U.S. government holdings. Nonetheless, for the year, the combined Portfolio underperformed both its primary equity index and its primary government-bond index benchmarks.

•

The Portfolio underperformed its composite benchmark, comprised of broad-based indexes representing its major asset classes, after the standard margin for fees. Certain of the Portfolio’s individual international and small-cap equity holdings, in particular, underperformed the composite’s core equity measure.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Equity	70.9%
Fixed Income	29.1

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
ATM Large Cap Managed Volatility Portfolio	18.2%
EQ/Intermediate Government Bond Portfolio	12.8
EQ/Core Bond Index Portfolio	9.5
ATM International Managed Volatility Portfolio	8.5
ATM Small Cap Managed Volatility Portfolio	4.8
EQ/PIMCO Ultra Short Bond Portfolio	4.3
AXA Large Cap Core Managed Volatility Portfolio	4.2
EQ/MFS International Growth Portfolio	4.0
AXA Large Cap Value Managed Volatility Portfolio	4.0
AXA Large Cap Growth Managed Volatility Portfolio	3.6

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class A
Actual	$1,000.00	$967.17	$2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.69	2.55
Class B
Actual	1,000.00	967.18	2.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.69	2.55
Class K
Actual	1,000.00	968.69	1.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.95	1.27

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.50%, 0.50% and 0.25%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	89,357,761	$822,700,133
ATM Large Cap Managed Volatility Portfolio‡	142,142,364	1,773,096,398
ATM Mid Cap Managed Volatility Portfolio‡	10,830,010	78,556,357
ATM Small Cap Managed Volatility Portfolio‡	43,788,326	463,671,695
AXA Global Equity Managed Volatility Portfolio‡	16,857,067	244,276,133
AXA International Core Managed Volatility Portfolio‡	21,853,256	199,671,321
AXA International Value Managed Volatility Portfolio‡	10,146,969	117,066,578
AXA Large Cap Core Managed Volatility Portfolio‡	44,736,649	405,184,303
AXA Large Cap Growth Managed Volatility Portfolio‡	12,779,835	350,477,074
AXA Large Cap Value Managed Volatility Portfolio‡	26,049,439	388,813,234
AXA/AB Small Cap Growth Portfolio‡	16,760,123	288,538,240
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	4,859,149	67,593,388
AXA/Horizon Small Cap Value Portfolio‡	4,479,622	38,260,762
AXA/Loomis Sayles Growth Portfolio‡	21,952,528	137,181,378
AXA/Lord Abbett Micro Cap Portfolio*‡	5,546,368	49,736,224
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	10,889,210	99,683,766
AXA/Pacific Global Small Cap Value Portfolio‡	5,194,240	37,157,821
EQ/BlackRock Basic Value Equity Portfolio‡	15,109,059	300,653,201
EQ/Boston Advisors Equity Income Portfolio‡	36,308,283	210,100,596
EQ/Core Bond Index Portfolio‡	93,367,502	921,021,928
EQ/GAMCO Small Company Value Portfolio‡	3,295,331	162,311,432
EQ/Global Bond PLUS Portfolio‡	1,194,728	10,631,880

EQ/High Yield Bond Portfolio‡	1,651,193	$14,826,782
EQ/Intermediate Government Bond Portfolio‡	121,563,686	1,249,294,458
EQ/International Equity Index Portfolio‡	9,682,892	81,455,014
EQ/JPMorgan Value Opportunities Portfolio‡	5,703,800	87,862,346
EQ/Large Cap Growth Index Portfolio‡	6,517,455	76,956,515
EQ/MFS International Growth Portfolio‡	59,766,515	389,661,522
EQ/PIMCO Ultra Short Bond Portfolio‡	43,168,952	421,898,889
EQ/Quality Bond PLUS Portfolio‡	10,888,173	92,136,924
Multimanager Core Bond Portfolio‡	11,612,129	113,091,358
Multimanager Mid Cap Growth Portfolio*‡	1,484,059	12,804,739
Multimanager Mid Cap Value Portfolio‡	1,313,747	17,423,727

Total Investment Companies (100.0%) (Cost $8,112,270,559)		9,723,796,116

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,617,518	4,617,518

Total Short-Term Investment (0.0%) (Cost $4,617,518)		4,617,518

Total Investments (100.0%) (Cost $8,116,888,077)		9,728,413,634
Other Assets Less Liabilities (0.0%)		(2,053,965)

Net Assets (100%)		$9,726,359,669

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$928,645,727	$30,947,074	$105,208,671	$822,700,133	$3,085,110	$16,333,827
ATM Large Cap Managed Volatility Portfolio	1,982,444,349	117,934,273	212,070,610	1,773,096,398	23,214,393	103,261,802

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
ATM Mid Cap Managed Volatility Portfolio	$109,125,975	$11,899,335	$28,760,819	$78,556,357	$588,079	$11,236,837
ATM Small Cap Managed Volatility Portfolio	574,512,335	50,231,582	85,386,273	463,671,695	2,867,338	50,099,304
AXA Global Equity Managed Volatility Portfolio	231,601,917	40,959,859	22,464,211	244,276,133	2,924,125	(179,943)
AXA International Core Managed Volatility Portfolio	232,797,496	167,285	18,923,019	199,671,321	127,083	6,146,782
AXA International Value Managed Volatility Portfolio	134,107,927	153,242	13,973,032	117,066,578	130,908	(45,365)
AXA Large Cap Core Managed Volatility Portfolio	449,406,930	11,067,032	39,266,572	405,184,303	4,934,984	14,143,609
AXA Large Cap Growth Managed Volatility Portfolio	460,927,565	28,373,956	72,982,700	350,477,074	1,911,485	83,138,969
AXA Large Cap Value Managed Volatility Portfolio	511,892,976	8,089,456	74,591,195	388,813,234	8,013,520	31,262,875
AXA/AB Small Cap Growth Portfolio (a)	376,864,131	33,436,845	72,260,278	288,538,240	869,297	42,790,736
AXA/Franklin Small Cap Value Managed Volatility Portfolio	97,640,570	348,314	16,367,789	67,593,388	334,913	8,988,811
AXA/Horizon Small Cap Value Portfolio	41,848,158	1,733,641	—	38,260,762	240,761	1,492,880
AXA/Loomis Sayles Growth Portfolio	—	129,084,752	618	137,181,378	501,734	1,382,400
AXA/Lord Abbett Micro Cap Portfolio	51,875,024	6,695,821	—	49,736,224	—	5,895,821
AXA/Morgan Stanley Small Cap Growth Portfolio	105,946,960	3,390,619	—	99,683,766	—	3,390,620
AXA/Pacific Global Small Cap Value Portfolio	39,417,903	6,308,026	—	37,157,821	142,964	665,063
EQ/BlackRock Basic Value Equity Portfolio	330,210,776	15,994,227	21,188,450	300,653,201	4,958,492	1,095,818
EQ/Boston Advisors Equity Income Portfolio	265,421,422	22,964,780	50,707,709	210,100,596	3,950,449	20,336,223
EQ/Core Bond Index Portfolio	1,039,351,495	40,410,618	147,057,343	921,021,928	16,240,879	3,092,929
EQ/GAMCO Small Company Value Portfolio	195,570,467	10,258,598	19,128,112	162,311,432	1,312,384	13,285,569
EQ/Global Bond PLUS Portfolio	11,024,482	18,844	—	10,631,880	4,890	13,954
EQ/High Yield Bond Portfolio	15,260,862	931,771	—	14,826,782	931,771	—
EQ/Intermediate Government Bond Portfolio	1,438,287,140	32,480,142	219,275,270	1,249,294,458	10,784,532	1,803,274
EQ/International Equity Index Portfolio	38,437,993	47,893,076	—	81,455,014	2,244,476	—
EQ/International ETF Portfolio	44,585,312	—	65,115,944	—	—	(19,467,344)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/JPMorgan Value Opportunities Portfolio	$—	$88,709,381	$—	$87,862,346	$609,381	$—
EQ/Large Cap Growth Index Portfolio	133,789,992	7,667,892	34,519,385	76,956,515	874,295	34,560,612
EQ/MFS International Growth Portfolio	381,361,330	48,569,778	31,805,019	389,661,522	3,329,172	7,608,388
EQ/PIMCO Ultra Short Bond Portfolio	515,997,362	3,225,436	94,723,573	421,898,889	3,118,233	(670,768)
EQ/Quality Bond PLUS Portfolio	36,162,587	57,229,365	—	92,136,924	1,229,365	—
Multimanager Core Bond Portfolio	93,580,299	38,346,517	16,690,736	113,091,358	2,319,717	22,465
Multimanager Mid Cap Growth Portfolio	14,834,586	1,117,989	1,913,452	12,804,739	—	1,204,537
Multimanager Mid Cap Value Portfolio	18,401,679	173,475	—	17,423,727	173,475	—

	$10,901,333,727	$896,813,001	$1,464,380,780	$9,723,796,116	$101,968,205	$442,890,685

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,723,796,116	$—	$9,723,796,116
Short-Term Investments	4,617,518	—	—	4,617,518

Total Assets	$4,617,518	$9,723,796,116	$—	$9,728,413,634

Total Liabilities	$—	$—	$—	$—

Total	$4,617,518	$9,723,796,116	$—	$9,728,413,634

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$896,813,001
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,628,662,616

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,642,897,254
Aggregate gross unrealized depreciation	(118,784,970)

Net unrealized appreciation	$1,524,112,284

Federal income tax cost of investments	$8,204,301,350

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $8,112,270,559)	$9,723,796,116
Unaffiliated Issuers (Cost $4,617,518)	4,617,518
Receivable for securities sold	4,657,082
Dividends, interest and other receivables	958
Other assets	37,372

Total assets	9,733,109,046

LIABILITIES
Overdraft payable	2,040,704
Distribution fees payable – Class B	2,020,054
Administrative fees payable	1,194,673
Investment management fees payable	833,588
Trustees’ fees payable	236,339
Distribution fees payable – Class A	47,432
Accrued expenses	376,587

Total liabilities	6,749,377

NET ASSETS	$9,726,359,669

Net assets were comprised of:
Paid in capital	$11,956,325,082
Accumulated undistributed net investment income (loss)	235,088
Accumulated undistributed net realized gain (loss) on investments	(3,841,726,058)
Net unrealized appreciation (depreciation) on investments	1,611,525,557

Net assets	$9,726,359,669

Class A
Net asset value, offering and redemption price per share, $221,573,303 / 21,346,138 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.38

Class B
Net asset value, offering and redemption price per share, $9,427,863,982 / 907,990,901 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.38

Class K
Net asset value, offering and redemption price per share, $76,922,384 / 7,409,975 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.38

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($101,968,205 of dividend income received from affiliates)	$101,972,577
Interest	3,515

Total income	101,976,092

EXPENSES
Distribution fees – Class B	25,393,695
Administrative fees	14,798,564
Investment management fees	10,452,140
Printing and mailing expenses	723,862
Distribution fees – Class A	594,593
Trustees’ fees	336,910
Professional fees	280,250
Custodian fees	122,701
Miscellaneous	142,655

Total expenses	52,845,370

NET INVESTMENT INCOME (LOSS)	49,130,722

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	164,281,836
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	278,608,849

Net realized gain (loss)	442,890,685

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(609,969,832)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(167,079,147)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(117,948,425)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$49,130,722	$53,915,460
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	442,890,685	648,810,717
Net change in unrealized appreciation (depreciation) on investments	(609,969,832)	(291,701,541)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(117,948,425)	411,024,636

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(2,063,850)	(3,240,088)
Class B	(87,962,821)	(138,877,805)
Class K	(910,356)	(1,343,842)

	(90,937,027)	(143,461,735)

Distributions from net realized capital gains
Class A	(10,685,684)	(17,020,442)
Class B	(456,432,296)	(729,162,569)
Class K	(3,723,213)	(5,897,241)

	(470,841,193)	(752,080,252)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(561,778,220)	(895,541,987)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 853,780 and 1,212,330 shares, respectively ]	9,511,383	14,211,812
Capital shares issued in reinvestment of dividends and distributions [ 1,215,288 and 1,774,286 shares, respectively ]	12,749,534	20,260,530
Capital shares repurchased [ (2,836,905) and (2,830,043) shares, respectively ]	(31,580,773)	(33,007,610)

Total Class A transactions	(9,319,856)	1,464,732

Class B
Capital shares sold [ 10,103,184 and 10,972,444 shares, respectively ]	112,213,231	128,394,799
Capital shares issued in reinvestment of dividends and distributions [ 51,875,940 and 75,995,517 shares, respectively ]	544,395,117	868,040,374
Capital shares repurchased [ (102,453,571) and (125,163,086) shares, respectively ]	(1,139,497,616)	(1,460,443,778)

Total Class B transactions	(482,889,268)	(464,008,605)

Class K
Capital shares sold [ 283,274 and 610,147 shares, respectively ]	3,169,950	7,114,143
Capital shares issued in reinvestment of dividends and distributions [ 441,319 and 634,078 shares, respectively ]	4,633,569	7,241,083
Capital shares repurchased [ (1,006,772) and (1,023,657) shares, respectively ]	(11,164,025)	(11,949,600)

Total Class K transactions	(3,360,506)	2,405,626

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(495,569,630)	(460,138,247)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,175,296,275)	(944,655,598)
NET ASSETS:
Beginning of year	10,901,655,944	11,846,311,542

End of year (a)	$9,726,359,669	$10,901,655,944

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$235,088	$262,025

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2015		2014		2013		2012		2011
Net asset value, beginning of year	$11.14		$11.66		$10.27		$9.43		$10.35

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.06		0.07		0.06		0.09
Net realized and unrealized gain (loss) on investments	(0.19)		0.38		1.95		1.02		(0.58)

Total from investment operations	(0.14)		0.44		2.02		1.08		(0.49)

Less distributions:
Dividends from net investment income	(0.10)		(0.15)		(0.24)		(0.08)		(0.17)
Distributions from net realized gains	(0.52)		(0.81)		(0.39)		(0.16)		(0.26)

Total dividends and distributions	(0.62)		(0.96)		(0.63)		(0.24)		(0.43)

Net asset value, end of year	$10.38		$11.14		$11.66		$10.27		$9.43

Total return	(1.29)%		3.72%		19.86%		11.50%		(4.65)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$221,573		$246,364		$255,926		$230,680		$227,348
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(n)	0.52	%(j)	0.52	%(k)	0.52	%(k)	0.27	%(m)
Before waivers (f)	0.51%		0.52%		0.52%		0.52%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.47%		0.49%		0.64%		0.55%		0.92%
Before waivers (f)(x)	0.47%		0.49%		0.64%		0.55%		0.92%
Portfolio turnover rate^	9%		10%		11%		15%		16%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class B	2015		2014		2013		2012		2011
Net asset value, beginning of year	$11.14		$11.66		$10.27		$9.43		$10.36

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.06		0.07		0.05		0.10
Net realized and unrealized gain (loss) on investments	(0.19)		0.38		1.95		1.03		(0.62)

Total from investment operations	(0.14)		0.44		2.02		1.08		(0.52)

Less distributions:
Dividends from net investment income	(0.10)		(0.15)		(0.24)		(0.08)		(0.15)
Distributions from net realized gains	(0.52)		(0.81)		(0.39)		(0.16)		(0.26)

Total dividends and distributions	(0.62)		(0.96)		(0.63)		(0.24)		(0.41)

Net asset value, end of year	$10.38		$11.14		$11.66		$10.27		$9.43

Total return	(1.29)%		3.72%		19.86%		11.50%		(4.98)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$9,427,864		$10,569,594		$11,503,301		$10,828,079		$10,719,111
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(n)	0.52	%(j)	0.52	%(k)	0.52	%(k)	0.52	%(m)
Before waivers (f)	0.51%		0.52%		0.52%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.47%		0.48%		0.61%		0.55%		0.93%
Before waivers (f)(x)	0.47%		0.48%		0.61%		0.55%		0.93%
Portfolio turnover rate^	9%		10%		11%		15%		16%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,								December 1, 2011* to December 31, 2011
Class K	2015		2014		2013		2012
Net asset value, beginning of period	$11.14		$11.66		$10.27		$9.43		$9.73

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.09		0.10		0.08		0.16
Net realized and unrealized gain (loss) on investments	(0.19)		0.38		1.95		1.03		(0.15)

Total from investment operations	(0.11)		0.47		2.05		1.11		0.01

Less distributions:
Dividends from net investment income	(0.13)		(0.18)		(0.27)		(0.11)		(0.17)
Distributions from net realized gains	(0.52)		(0.81)		(0.39)		(0.16)		(0.14)

Total dividends and distributions	(0.65)		(0.99)		(0.66)		(0.27)		(0.31)

Net asset value, end of period	$10.38		$11.14		$11.66		$10.27		$9.43

Total return (b)	(1.04)%		3.98%		20.16%		11.78%		0.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$76,922		$85,699		$87,084		$75,616		$71,635
Ratio of expenses to average net assets:
After waivers (a)(f)	0.26	%(n)	0.27	%(j)	0.27	%(k)	0.27	%(k)	0.26	%(m)
Before waivers (a)(f)	0.26%		0.27%		0.27%		0.27%		0.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.72%		0.74%		0.89%		0.81%		20.10	%(l)
Before waivers (a)(f)(x)	0.72%		0.74%		0.89%		0.81%		20.10	%(l)
Portfolio turnover rate^	9%		10%		11%		15%		16%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.94% for Class A, 1.19% for Class B and 0.93% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	(1.76)%	6.62%	4.32%
Portfolio – Class B Shares	(1.76)	6.58	4.18
Portfolio – Class K Shares*	(1.43)	N/A	10.48
S&P 500 Index	1.38	12.57	7.31
Barclays U.S. Intermediate Government Bond Index	1.18	2.02	3.71
8% Barclays U.S. Intermediate Government Bond Index/25% Volatility Managed Index – International/14% Volatility Managed Index – Mid Cap Core/39% Volatility Managed Index – Large Cap Core/12% Volatility Managed Index – Small Cap Core/2% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.65	8.13	7.50
* Date of inception 12/1/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (1.76)% for the year ended December 31, 2015. This compares to the returns of the following broad market benchmarks over the same period: the S&P 500 Index, the Barclays U.S. Intermediate Government Bond Index and the 8% Barclays U.S. Intermediate Government Bond Index/25% Volatility Managed Index — International/14% Volatility Managed Index — Mid Cap Core/39% Volatility Managed Index — Large Cap Core/12% Volatility Managed Index — Small Cap Core/2% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 1.38%, 1.18% and 0.65%, respectively.

Portfolio Highlights

For the year ended December 31, 2015

•

As of 12/31/2015, the Portfolio’s equity allocation (as a percentage of market value excluding cash) consisted of large cap growth stocks (17.1%), large cap value stocks (17.3%), mid cap stocks (17.2%), small cap stocks (12.6%), international stocks (24.1%) and emerging markets stocks (1.2%).

•	As of 12/31/2015, the Portfolio’s fixed income allocation (as a percentage of market value excluding cash) consisted of investment grade bonds (10.3%).

•

In 2015, U.S. equities and intermediate-term government bonds provided modest positive returns, while the value sector of the market, along with mid/small and international stocks was in negative territory. The Portfolio’s equities, which include allocations in all major sectors across the asset class, produced a small negative return, mainly due to the impact of international, small-cap and large-cap value holdings. The Portfolio’s modest allocation to bonds provided a small offset, largely by providing flat returns in intermediate-term U.S. government securities. For the year, the combined Portfolio underperformed both its primary equity index and its primary government-bond index benchmarks.

•

The Portfolio underperformed its composite benchmark, comprised of broad-based indexes representing its major asset classes, after the standard margin for fees. Certain of the Portfolio’s individual international and small-cap equity holdings, in particular, underperformed the composite’s core equity measure.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Equity	90.9%
Fixed Income	9.1

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
ATM Large Cap Managed Volatility Portfolio	23.6%
ATM International Managed Volatility Portfolio	10.1
AXA Large Cap Value Managed Volatility Portfolio	5.9
EQ/MFS International Growth Portfolio	5.6
ATM Small Cap Managed Volatility Portfolio	5.6
AXA Large Cap Core Managed Volatility Portfolio	5.3
EQ/Intermediate Government Bond Portfolio	4.1
AXA Large Cap Growth Managed Volatility Portfolio	3.7
EQ/BlackRock Basic Value Equity Portfolio	3.4
AXA Global Equity Managed Volatility Portfolio	3.3

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class A
Actual	$1,000.00	$958.47	$2.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.67	2.57
Class B
Actual	1,000.00	959.39	2.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.67	2.57
Class K
Actual	1,000.00	960.07	1.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.93	1.29

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.50%, 0.50% and 0.25%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Managed Volatility Portfolio‡	36,132,016	$332,660,691
ATM Large Cap Managed Volatility Portfolio‡	62,416,599	778,590,167
ATM Mid Cap Managed Volatility Portfolio‡	5,558,253	40,317,237
ATM Small Cap Managed Volatility Portfolio‡	17,340,289	183,615,178
AXA Global Equity Managed Volatility Portfolio‡	7,530,182	109,120,034
AXA International Core Managed Volatility Portfolio‡	9,675,690	88,405,944
AXA International Value Managed Volatility Portfolio‡	5,825,440	67,208,671
AXA Large Cap Core Managed Volatility Portfolio‡	19,280,412	174,624,613
AXA Large Cap Growth Managed Volatility Portfolio‡	4,395,406	120,540,598
AXA Large Cap Value Managed Volatility Portfolio‡	13,059,946	194,932,402
AXA/AB Small Cap Growth Portfolio‡	5,775,794	99,434,683
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	2,166,582	30,138,333
AXA/Horizon Small Cap Value Portfolio‡	1,750,646	14,952,385
AXA/Loomis Sayles Growth Portfolio‡	9,762,025	61,002,905
AXA/Lord Abbett Micro Cap Portfolio*‡	2,582,904	23,161,800
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	5,388,125	49,324,846
AXA/Pacific Global Small Cap Value Portfolio‡	1,886,991	13,498,887
EQ/BlackRock Basic Value Equity Portfolio‡	5,680,724	113,039,987
EQ/Boston Advisors Equity Income Portfolio‡	13,946,706	80,703,660
EQ/Core Bond Index Portfolio‡	9,781,874	96,493,111
EQ/GAMCO Small Company Value Portfolio‡	1,514,240	74,583,874
EQ/High Yield Bond Portfolio‡	148,727	1,335,486

EQ/Intermediate Government Bond Portfolio‡	13,058,915	$134,204,802
EQ/International Equity Index Portfolio‡	8,394,544	70,617,097
EQ/JPMorgan Value Opportunities Portfolio‡	2,353,706	36,256,907
EQ/Large Cap Growth Index Portfolio‡	3,070,881	36,260,208
EQ/MFS International Growth Portfolio‡	28,304,875	184,540,137
EQ/PIMCO Ultra Short Bond Portfolio‡	4,798,512	46,896,828
EQ/Quality Bond PLUS Portfolio‡	1,010,045	8,547,112
Multimanager Core Bond Portfolio‡	958,594	9,335,820
Multimanager Mid Cap Growth Portfolio*‡	929,217	8,017,460
Multimanager Mid Cap Value Portfolio‡	463,207	6,143,337

Total Investment Companies (99.8%) (Cost $2,655,095,139)		3,288,505,200

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	4,725,935	4,725,935

Total Short-Term Investment (0.1%) (Cost $4,725,935)		4,725,935

Total Investments (99.9%) (Cost $2,659,821,074)		3,293,231,135
Other Assets Less Liabilities (0.1%)		1,800,045

Net Assets (100%)		$3,295,031,180

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
ATM International Managed Volatility Portfolio	$354,529,148	$18,189,275	$26,066,274	$332,660,691	$1,242,905	$6,384,599
ATM Large Cap Managed Volatility Portfolio	870,421,738	57,440,266	100,312,830	778,590,167	10,189,286	44,321,945

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
ATM Mid Cap Managed Volatility Portfolio	$49,600,202	$6,371,391	$8,438,242	$40,317,237	$301,158	$5,862,695
ATM Small Cap Managed Volatility Portfolio	211,786,999	20,888,376	20,281,743	183,615,178	1,134,417	18,510,489
AXA Global Equity Managed Volatility Portfolio	90,808,497	26,666,659	4,946,834	109,120,034	1,302,773	(6,083)
AXA International Core Managed Volatility Portfolio	90,075,403	9,023,279	6,309,657	88,405,944	55,426	42,738
AXA International Value Managed Volatility Portfolio	74,971,440	542,555	6,273,405	67,208,671	74,702	78,989
AXA Large Cap Core Managed Volatility Portfolio	187,134,846	5,817,084	13,304,885	174,624,613	2,124,844	4,117,952
AXA Large Cap Growth Managed Volatility Portfolio	173,309,240	7,187,359	24,965,358	120,540,598	656,820	41,663,103
AXA Large Cap Value Managed Volatility Portfolio	277,894,254	6,593,102	39,206,193	194,932,402	4,097,888	37,173,242
AXA/AB Small Cap Growth Portfolio (a)	118,518,100	12,500,911	16,366,446	99,434,683	298,940	12,412,284
AXA/Franklin Small Cap Value Managed Volatility Portfolio	39,967,249	409,233	4,891,786	30,138,333	149,315	3,137,322
AXA/Horizon Small Cap Value Portfolio	12,256,217	4,676,634	—	14,952,385	94,090	582,544
AXA/Loomis Sayles Growth Portfolio	—	57,857,900	263	61,002,905	223,059	609,577
AXA/Lord Abbett Micro Cap Portfolio	22,972,561	4,233,363	—	23,161,800	—	2,733,363
AXA/Morgan Stanley Small Cap Growth Portfolio	52,423,958	1,677,723	—	49,324,846	—	1,677,723
AXA/Pacific Global Small Cap Value Portfolio	11,422,965	4,789,367	—	13,498,887	51,937	237,431
EQ/BlackRock Basic Value Equity Portfolio	123,864,618	2,398,835	4,212,114	113,039,987	1,861,933	22,815
EQ/Boston Advisors Equity Income Portfolio	97,484,080	8,949,093	15,907,095	80,703,660	1,513,411	7,143,939
EQ/Core Bond Index Portfolio	104,693,085	2,376,339	9,529,732	96,493,111	1,700,551	95,948
EQ/GAMCO Small Company Value Portfolio	93,833,124	5,426,403	10,308,016	74,583,874	603,176	9,015,105
EQ/High Yield Bond Portfolio	1,374,585	83,927	—	1,335,486	83,927	—
EQ/Intermediate Government Bond Portfolio	145,407,971	2,246,181	13,143,443	134,204,802	1,157,235	164,586
EQ/International Equity Index Portfolio	54,963,539	19,367,930	—	70,617,097	1,945,839	—
EQ/International ETF Portfolio	17,016,304	—	24,813,308	—	—	(7,391,217)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/JPMorgan Value Opportunities Portfolio	$—	$36,920,099	$—	$36,256,907	$195,099	$—
EQ/Large Cap Growth Index Portfolio	62,942,370	4,228,035	16,873,268	36,260,208	412,245	16,188,578
EQ/MFS International Growth Portfolio	164,373,240	37,965,114	12,988,364	184,540,137	1,530,543	3,256,628
EQ/PIMCO Ultra Short Bond Portfolio	51,132,639	657,781	4,555,207	46,896,828	345,880	(20,278)
EQ/Quality Bond PLUS Portfolio	8,505,851	115,487	—	8,547,112	115,487	—
Multimanager Core Bond Portfolio	9,947,966	261,373	704,795	9,335,820	209,390	1,027
Multimanager Mid Cap Growth Portfolio	8,756,603	757,848	692,994	8,017,460	—	718,692
Multimanager Mid Cap Value Portfolio	7,143,822	113,379	368,355	6,143,337	61,396	337,467

	$3,589,532,614	$366,732,301	$385,460,607	$3,288,505,200	$33,733,672	$209,073,203

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,288,505,200	$—	$3,288,505,200
Short-Term Investments	4,725,935	—	—	4,725,935

Total Assets	$4,725,935	$3,288,505,200	$—	$3,293,231,135

Total Liabilities	$—	$—	$—	$—

Total	$4,725,935	$3,288,505,200	$—	$3,293,231,135

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$366,732,301
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$478,750,988

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$689,408,115
Aggregate gross unrealized depreciation	(56,244,969)

Net unrealized appreciation	$633,163,146

Federal income tax cost of investments	$2,660,067,989

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,655,095,139)	$3,288,505,200
Unaffiliated Issuers (Cost $4,725,935)	4,725,935
Cash	1,362,781
Receivable for securities sold	2,060,932
Dividends, interest and other receivables	944
Other assets	12,433

Total assets	3,296,668,225

LIABILITIES
Distribution fees payable – Class B	682,750
Administrative fees payable	404,664
Investment management fees payable	282,360
Trustees’ fees payable	78,008
Distribution fees payable – Class A	16,151
Accrued expenses	173,112

Total liabilities	1,637,045

NET ASSETS	$3,295,031,180

Net assets were comprised of:
Paid in capital	$4,140,756,319
Accumulated undistributed net investment income (loss)	71,055
Accumulated undistributed net realized gain (loss) on investments	(1,479,206,255)
Net unrealized appreciation (depreciation) on investments	633,410,061

Net assets	$3,295,031,180

Class A
Net asset value, offering and redemption price per share, $75,748,340 / 7,394,007 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.24

Class B
Net asset value, offering and redemption price per share, $3,187,246,129 / 311,075,432 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.25

Class K
Net asset value, offering and redemption price per share, $32,036,711 / 3,126,842 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.25

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($33,733,672 of dividend income received from affiliates)	$33,738,423
Interest	4,364

Total income	33,742,787

EXPENSES
Distribution fees – Class B	8,508,645
Administrative fees	4,968,988
Investment management fees	3,518,149
Printing and mailing expenses	247,184
Distribution fees – Class A	200,662
Custodian fees	137,200
Professional fees	123,531
Trustees’ fees	112,395
Miscellaneous	49,274

Total expenses	17,866,028

NET INVESTMENT INCOME (LOSS)	15,876,759

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	93,290,381
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	115,782,822

Net realized gain (loss)	209,073,203

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(282,299,108)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(73,225,905)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(57,349,146)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,876,759	$19,685,143
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	209,073,203	306,572,456
Net change in unrealized appreciation (depreciation) on investments	(282,299,108)	(160,053,695)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(57,349,146)	166,203,904

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(747,498)	(1,316,651)
Class B	(31,584,326)	(54,453,575)
Class K	(396,928)	(625,650)

	(32,728,752)	(56,395,876)

Distributions from net realized capital gains
Class A	(4,840,321)	(7,539,164)
Class B	(206,088,532)	(310,646,494)
Class K	(2,097,586)	(3,068,408)

	(213,026,439)	(321,254,066)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(245,755,191)	(377,649,942)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 548,018 and 507,421 shares, respectively ]	6,157,649	6,048,255
Capital shares issued in reinvestment of dividends and distributions [ 538,971 and 763,179 shares, respectively ]	5,587,819	8,855,815
Capital shares repurchased [ (1,172,615) and (1,065,300) shares, respectively ]	(13,302,469)	(12,692,702)

Total Class A transactions	(1,557,001)	2,211,368

Class B
Capital shares sold [ 9,951,416 and 11,300,077 shares, respectively ]	111,578,547	134,528,468
Capital shares issued in reinvestment of dividends and distributions [ 22,921,163 and 31,462,353 shares, respectively ]	237,672,858	365,100,069
Capital shares repurchased [ (31,436,756) and (42,654,157) shares, respectively ]	(350,741,962)	(508,715,984)

Total Class B transactions	(1,490,557)	(9,087,447)

Class K
Capital shares sold [ 190,723 and 275,127 shares, respectively ]	2,142,303	3,317,281
Capital shares issued in reinvestment of dividends and distributions [ 240,369 and 318,352 shares, respectively ]	2,494,514	3,694,058
Capital shares repurchased [ (374,848) and (394,528) shares, respectively ]	(4,110,382)	(4,694,474)

Total Class K transactions	526,435	2,316,865

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,521,123)	(4,559,214)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(305,625,460)	(216,005,252)
NET ASSETS:
Beginning of year	3,600,656,640	3,816,661,892

End of year (a)	$3,295,031,180	$3,600,656,640

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$71,055	$74,739

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2015		2014		2013		2012		2011
Net asset value, beginning of year	$11.24		$11.94		$9.94		$8.90		$10.02

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.06		0.08		0.06		0.07
Net realized and unrealized gain (loss) on investments	(0.26)		0.51		2.53		1.19		(0.80)

Total from investment operations	(0.21)		0.57		2.61		1.25		(0.73)

Less distributions:
Dividends from net investment income	(0.10)		(0.19)		(0.28)		(0.08)		(0.15)
Distributions from net realized gains	(0.69)		(1.08)		(0.33)		(0.13)		(0.24)

Total dividends and distributions	(0.79)		(1.27)		(0.61)		(0.21)		(0.39)

Net asset value, end of year	$10.24		$11.24		$11.94		$9.94		$8.90

Total return	(1.76)%		4.66%		26.48%		14.15%		(7.19)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$75,748		$84,100		$86,838		$75,338		$72,908
Ratio of expenses to average net assets (f)	0.51	%(n)	0.53	%(j)	0.52	%(k)	0.52	%(k)	0.29	%(m)
Ratio of net investment income (loss) to average net assets (f)	0.45%		0.54%		0.70%		0.58%		0.66%
Portfolio turnover rate^	10%		12%		11%		10%		10%

	Year Ended December 31,
Class B	2015		2014		2013		2012		2011
Net asset value, beginning of year	$11.25		$11.94		$9.94		$8.90		$10.02

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.06		0.07		0.06		0.07
Net realized and unrealized gain (loss) on investments	(0.26)		0.52		2.54		1.19		(0.82)

Total from investment operations	(0.21)		0.58		2.61		1.25		(0.75)

Less distributions:
Dividends from net investment income	(0.10)		(0.19)		(0.28)		(0.08)		(0.13)
Distributions from net realized gains	(0.69)		(1.08)		(0.33)		(0.13)		(0.24)

Total dividends and distributions	(0.79)		(1.27)		(0.61)		(0.21)		(0.37)

Net asset value, end of year	$10.25		$11.25		$11.94		$9.94		$8.90

Total return	(1.76)%		4.75%		26.48%		14.15%		(7.43)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,187,246		$3,482,029		$3,695,543		$3,199,858		$3,088,209
Ratio of expenses to average net assets (f)	0.51	%(n)	0.53	%(j)	0.52	%(k)	0.52	%(k)	0.54	%(m)
Ratio of net investment income (loss) to average net assets (f)	0.45%		0.53%		0.67%		0.59%		0.71%
Portfolio turnover rate^	10%		12%		11%		10%		10%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,								December 1, 2011* to December 31, 2011
Class K	2015		2014		2013		2012
Net asset value, beginning of period	$11.24		$11.94		$9.94		$8.90		$9.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.10		0.11		0.08		0.15
Net realized and unrealized gain (loss) on investments	(0.25)		0.50		2.54		1.20		(0.14)

Total from investment operations	(0.17)		0.60		2.65		1.28		0.01

Less distributions:
Dividends from net investment income	(0.13)		(0.22)		(0.32)		(0.11)		(0.15)
Distributions from net realized gains	(0.69)		(1.08)		(0.33)		(0.13)		(0.14)

Total dividends and distributions	(0.82)		(1.30)		(0.65)		(0.24)		(0.29)

Net asset value, end of period	$10.25		$11.24		$11.94		$9.94		$8.90

Total return (b)	(1.43)%		4.92%		26.80%		14.44%		0.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$32,037		$34,528		$34,281		$27,641		$25,955
Ratio of expenses to average net assets (a)(f)	0.26	%(n)	0.28	%(j)	0.27	%(k)	0.27	%(k)	0.27	%(m)
Ratio of net investment income (loss) to average net assets (a)(f)	0.69%		0.81%		0.97%		0.87%		19.41	%(l)
Portfolio turnover rate^	10%		12%		11%		10%		10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class A, 1.21% for Class B and 0.96% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.22% for Class A, 1.22% for Class B and 0.97% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class A, 1.23% for Class B and 0.96% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM CONSERVATIVE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	Since Incept.
Portfolio – Class B Shares*	(2.67)%	(0.21)%
Dow Jones Moderately Conservative Portfolio Index	(1.11)	1.80
20% MSCI AC World (Net) Index/50% Barclays U.S. Intermediate Government/Credit Bond Index/25% BofA Merrill Lynch Global Broad Market ex U.S. Index/5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index†	(1.30)	(0.04)
20% MSCI AC World (Net) Index / 75% Barclays U.S. Aggregate Bond Index / 5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index††	0.09	2.38

*   Date of inception 10/30/13.

†  In 2015, this blended benchmark replaced the blended benchmark denoted by “††.” The Investment Manager believes the new blended benchmark is more relevant to the Portfolio’s investment strategies.

    Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (2.67)% for the year ended December 31, 2015. This compares to the returns of the following broad market benchmarks: Dow Jones Moderately Conservative Portfolio Index, and 20% MSCI AC World (Net) Index/50% Barclays U.S. Intermediate Government/Credit Bond Index/25% BofA Merrill Lynch Global Broad Market ex U.S. Index/5% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned (1.11)% and (1.30)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2015

•

In 2015, global equities fell, while U.S. bonds provided a modest cushion against losses. Alternative strategies provided flat or negative returns, although merger activity in the U.S. boosted that area. Alternative sectors were generally flat or slightly positive with a big caveat: anything to do with gold or oil was dramatically lower. On an absolute basis, in 2015 the Portfolio’s stocks closed the year in negative territory, and bonds were also negative. Alternatives holdings fell, dragged down by oil and gold. Certain large-cap U.S. growth equity holdings produced positive returns, as did core bond and intermediate government bonds. The Portfolio underperformed its primary benchmark, representing an unmanaged basket of global equities and fixed-income. The Portfolio also underperformed its composite benchmark, comprised of broad indexes in weighted representative sectors. Holdings including EQ/Emerging Markets Equity PLUS and most natural resources/energy funds performed relatively in line with their own markets, but underperformed broader indexes that make up the composite.

Table by Asset Class (as a percentage of Total Investments) As of December 31, 2015
Fixed Income	67.3%
Equity	19.5
Alternatives	13.2

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/Convertible Securities Portfolio	8.2%
EQ/PIMCO Ultra Short Bond Portfolio	7.5
EQ/Intermediate Government Bond Portfolio	7.5
Multimanager Core Bond Portfolio	7.5
EQ/Global Bond PLUS Portfolio	7.4
iShares® JP Morgan USD Emerging Markets Bond ETF	7.3
EQ/PIMCO Global Real Return Portfolio	6.4
Vanguard Total International Bond ETF	5.8
EQ/High Yield Bond Portfolio	4.9
iShares® Floating Rate Bond ETF	4.5

CHARTERSM CONSERVATIVE PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class B
Actual	$1,000.00	$971.30	$2.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.21	3.03

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ALPS Red Rocks – Listed Private Equity Fund, Institutional Class	1,414	$8,670
AQR Managed Futures Strategy, Institutional Class	3,656	37,216
AXA Natural Resources Portfolio‡	3,791	23,759
AXA SmartBeta Equity Portfolio‡	8,276	88,304
AXA/AB Small Cap Growth Portfolio‡	10,285	177,066
AXA/Lord Abbett Micro Cap Portfolio*‡	7,815	70,079
BlackRock Global Long/Short Credit Fund, Institutional Class	5,449	53,239
Eaton Vance Floating-Rate Fund, Institutional Class	56,492	475,100
EQ/BlackRock Basic Value Equity Portfolio‡	8,393	167,007
EQ/Capital Guardian Research Portfolio‡	16,354	343,899
EQ/Convertible Securities Portfolio‡	143,889	1,412,600
EQ/Emerging Markets Equity PLUS Portfolio‡	21,702	159,618
EQ/Energy ETF Portfolio‡	3,838	23,520
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	18,639	237,699
EQ/GAMCO Small Company Value Portfolio‡	3,503	172,524
EQ/Global Bond PLUS Portfolio‡	143,672	1,278,535
EQ/High Yield Bond Portfolio‡	95,047	853,469
EQ/Intermediate Government Bond Portfolio‡	126,537	1,300,409
EQ/International Equity Index Portfolio‡	49,162	413,565
EQ/Invesco Comstock Portfolio‡	12,856	176,894
EQ/Low Volatility Global ETF Portfolio‡	10,431	103,397
EQ/MFS International Growth Portfolio‡	39,591	258,120
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	15,884	263,498
EQ/PIMCO Global Real Return Portfolio‡	119,481	1,108,962
EQ/PIMCO Ultra Short Bond Portfolio‡	133,121	1,301,020
EQ/Real Estate PLUS Portfolio‡	6,821	69,555
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,293	167,371
EQ/Wells Fargo Omega Growth Portfolio*‡	16,161	174,706
Franklin K2 Alternative Strategies Fund, Advisor Class	4,627	49,281
iShares® Floating Rate Bond ETF	15,490	781,316
iShares® Global Infrastructure ETF	2,640	94,908
iShares® International Treasury Bond ETF	1,420	127,331
iShares® JP Morgan USD Emerging Markets Bond ETF	11,830	1,251,377
iShares® Micro-Cap ETF	340	24,514

iShares® MSCI EAFE Small-Cap ETF	2,120	$105,894
iShares® U.S. Oil & Gas Exploration & Production ETF	740	39,153
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	4,975	84,479
Multimanager Core Bond Portfolio‡	133,312	1,298,336
Multimanager Mid Cap Value Portfolio‡	19,500	258,625
PIMCO Foreign Bond Fund Unhedged, Institutional Class	17,453	157,771
PowerShares S&P 500 BuyWrite Portfolio	3,950	81,015
SPDR® Barclays Short Term High Yield Bond ETF	15,430	396,397
Templeton Emerging Markets Small Cap Fund, Advisor Class	6,308	72,098
Templeton Global Smaller Companies Fund, Advisor Class	11,198	89,811
Vanguard Short-Term Inflation-Protected Securities ETF	3,780	182,763
Vanguard Total International Bond ETF	18,910	999,961

Total Investment Companies (98.5%) (Cost $17,841,894)		17,014,831

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	520	6,178
PowerShares DB Commodity Index Tracking Fund*	1,590	21,242
PowerShares DB G10 Currency Harvest Fund*	4,190	97,795
PowerShares DB Gold Fund*	670	23,222
PowerShares DB Silver Fund*	100	2,187

Total Other Exchange Traded Funds (ETFs) (0.9%) (Cost $172,860)		150,624

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	118,704	118,704

Total Short-Term Investment (0.7%) (Cost $118,704)		118,704

Total Investments (100.1%) (Cost $18,133,458)		17,284,159
Other Assets Less Liabilities (-0.1%)		(13,906)

Net Assets (100%)		$17,270,253

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$22,259	$19,018	$10,946	$23,759	$898	$(71)
AXA SmartBeta Equity Portfolio	67,450	52,586	31,284	88,304	1,252	671
AXA/AB Small Cap Growth Portfolio (b)	144,064	109,952	54,300	177,066	524	18,908
AXA/Lord Abbett Micro Cap Portfolio	58,533	44,300	20,109	70,079	—	9,703
EQ/BlackRock Basic Value Equity Portfolio	138,606	93,306	52,765	167,007	2,708	1,614
EQ/Capital Guardian Research Portfolio	270,305	215,553	139,160	343,899	2,893	8,669
EQ/Convertible Securities Portfolio	1,126,599	888,692	509,509	1,412,600	55,009	9,450
EQ/Emerging Markets Equity PLUS Portfolio	128,902	108,610	54,412	159,618	1,511	(33)
EQ/Energy ETF Portfolio	21,671	18,586	10,766	23,520	466	109
EQ/GAMCO Mergers and Acquisitions Portfolio	180,944	137,291	76,165	237,699	—	10,417
EQ/GAMCO Small Company Value Portfolio	143,780	100,747	54,338	172,524	1,375	8,814
EQ/Global Bond PLUS Portfolio	1,012,588	737,318	437,632	1,278,535	437	(2,159)
EQ/High Yield Bond Portfolio	692,046	517,713	281,771	853,469	52,914	(611)
EQ/Intermediate Government Bond Portfolio	1,027,640	734,113	454,760	1,300,409	11,050	2,895
EQ/International Equity Index Portfolio	317,396	273,717	163,217	413,565	11,160	(332)
EQ/Invesco Comstock Portfolio	141,159	126,379	78,162	176,894	4,318	1,287
EQ/Low Volatility Global ETF Portfolio	81,037	59,060	31,954	103,397	2,202	3,171
EQ/MFS International Growth Portfolio	197,542	150,911	87,434	258,120	2,043	3,482
EQ/Morgan Stanley Mid Cap Growth Portfolio	208,213	167,404	102,409	263,498	—	4,543
EQ/PIMCO Global Real Return Portfolio	932,281	630,701	422,915	1,108,962	11,795	6,047
EQ/PIMCO Ultra Short Bond Portfolio	1,023,980	741,933	456,535	1,301,020	9,458	(1,116)
EQ/Real Estate PLUS Portfolio	55,366	36,624	21,751	69,555	323	62
EQ/T. Rowe Price Growth Stock Portfolio	139,478	111,405	88,023	167,371	—	11,271
EQ/Wells Fargo Omega Growth Portfolio	143,561	116,299	79,024	174,706	1	10,163
Multimanager Core Bond Portfolio	1,050,912	741,639	476,121	1,298,336	23,164	800
Multimanager Mid Cap Value Portfolio	211,738	147,503	84,864	258,625	2,545	2,142

	$9,538,050	$7,081,360	$4,280,326	$11,902,537	$198,046	$109,896

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$4,084,629	$—	$—	$4,084,629
Investment Companies	1,027,665	11,902,537	—	12,930,202
Other Exchange Traded Funds (ETFs)	150,624	—	—	150,624
Short-Term Investments	118,704	—	—	118,704

Total Assets	$5,381,622	$11,902,537	$—	$17,284,159

Total Liabilities	$—	$—	$—	$—

Total	$5,381,622	$11,902,537	$—	$17,284,159

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,752,561
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,498,788

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,619
Aggregate gross unrealized depreciation	(909,492)

Net unrealized depreciation	$(867,873)

Federal income tax cost of investments	$18,152,032

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $12,489,623)	$11,902,537
Unaffiliated Issuers (Cost $5,643,835)	5,381,622
Cash	29,514
Receivable from investment manager	12,032
Dividends, interest and other receivables	4,007
Other assets	51

Total assets	17,329,763

LIABILITIES
Payable for securities purchased	6,758
Distribution fees payable – Class B	3,611
Trustees’ fees payable	233
Accrued expenses	48,908

Total liabilities	59,510

NET ASSETS	$17,270,253

Net assets were comprised of:
Paid in capital	$18,130,655
Accumulated undistributed net investment income (loss)	564
Accumulated undistributed net realized gain (loss) on investments	(11,667)
Net unrealized appreciation (depreciation) on investments	(849,299)

Net assets	$17,270,253

Class B
Net asset value, offering and redemption price per share, $17,270,253 / 1,829,698 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.44

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($198,046 of dividend income received from affiliates)	$308,144
Interest	73

Total income	308,217

EXPENSES
Custodian fees	162,300
Professional fees	45,513
Distribution fees – Class B	34,980
Administrative fees	32,618
Investment management fees	20,988
Printing and mailing expenses	1,655
Trustees’ fees	421
Tax expense	99
Miscellaneous	684

Gross expenses	299,258
Less: Waiver from investment manager	(53,606)
Reimbursement from investment manager	(158,619)

Net expenses	87,033

NET INVESTMENT INCOME (LOSS)	221,184

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($16,119 of realized gain (loss) from affiliates)	(79,592)
Net distributions of realized gain received from underlying funds ($93,777 received from affiliates)	97,515

Net realized gain (loss)	17,923

Net change in unrealized appreciation (depreciation) on investments ($(436,547) of change in unrealized appreciation (depreciation) from affiliates)	(562,659)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(544,736)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(323,552)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$221,184	$180,403
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	17,923	124,163
Net change in unrealized appreciation (depreciation) on investments	(562,659)	(247,377)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(323,552)	57,189

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(244,836)	(239,383)
Distributions from net realized capital gains
Class B	(77,506)	(3,181)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(322,342)	(242,564)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,011,833 and 1,018,018 shares, respectively ]	9,928,429	10,286,094
Capital shares issued in reinvestment of dividends and distributions [ 33,923 and 24,505 shares, respectively ]	322,342	242,564
Capital shares repurchased [ (591,949) and (143,359) shares, respectively ]	(5,950,404)	(1,437,767)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,300,367	9,090,891

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,654,473	8,905,516
NET ASSETS:
Beginning of year	13,615,780	4,710,264

End of year (a)	$17,270,253	$13,615,780

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$564	$9,131

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B	2015	2014
Net asset value, beginning of period	$9.90	$9.88	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16	0.21	0.08
Net realized and unrealized gain (loss) on investments	(0.42)	(0.01)	(0.06)

Total from investment operations	(0.26)	0.20	0.02

Less distributions:
Dividends from net investment income	(0.14)	(0.18)	(0.11)
Distributions from net realized gains	(0.06)	— #	(0.03)

Total dividends and distributions	(0.20)	(0.18)	(0.14)

Net asset value, end of period	$9.44	$9.90	$9.88

Total return (b)	(2.67)%	2.02%	0.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,270	$13,616	$4,710
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.62%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.14%	3.65%	3.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.58%	2.11%	5.00	%(l)
Before waivers and reimbursements (a)(f)(x)	0.06%	(0.88)%	1.91	%(l)
Portfolio turnover rate (z)^	47%	19%	18%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	Since Incept.
Portfolio – Class B Shares*	(3.04)%	(0.23)%
Dow Jones Moderately Conservative Portfolio Index	(1.11)	1.80
35% MSCI AC World (Net) Index/37% Barclays U.S. Intermediate Government/Credit Bond Index/18% BofA Merrill Lynch Global Broad Market ex. U.S. Index/10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index†	(1.31)	0.46
35% MSCI AC World (Net) Index / 55% Barclays U.S. Aggregate Bond Index / 10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index††	(0.31)	2.21

*   Date of inception 10/30/13.

†  In 2015, this blended benchmark replaced the blended benchmark denoted by “††.” The Investment Manager believes the new blended benchmark is more relevant to the Portfolio’s investment strategies.

    Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (3.04)% for the year ended December 31, 2015. This compares to the returns of the following broad market benchmarks: Dow Jones Moderately Conservative Portfolio Index, and 35% MSCI AC World (Net) Index/37% Barclays U.S. Intermediate Government/Credit Bond Index/18% BofA Merrill Lynch Global Broad Market ex. U.S. Index/10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned (1.11)% and (1.31)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2015

•

In 2015, global equities fell, while U.S. bonds provided a modest cushion against losses. Alternative strategies provided flat or negative returns, although merger activity in the U.S. boosted that area. Alternative sectors were generally flat or slightly positive with a big caveat: anything to do with gold or oil was dramatically lower. On an absolute basis, in 2015 the Portfolio’s stocks closed the year in negative territory, and bonds were also negative. Alternatives holdings fell, dragged down by oil and gold. Certain large-cap U.S. growth equity holdings produced positive returns, as did core bond and intermediate government bonds. The Portfolio underperformed its primary benchmark, representing an unmanaged basket of global equities and fixed-income. The Portfolio also underperformed its composite benchmark, comprised of broad indexes in weighted representative sectors. Holdings including EQ/Emerging Markets Equity PLUS and most natural resources/energy funds performed relatively in line with their own markets, but underperformed broader indexes that make up the composite.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Fixed Income	49.9%
Equity	33.9
Alternatives	16.2

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/Convertible Securities Portfolio	6.5%
EQ/Global Bond PLUS Portfolio	5.6
EQ/Intermediate Government Bond Portfolio	5.5
EQ/PIMCO Ultra Short Bond Portfolio	5.5
Multimanager Core Bond Portfolio	5.5
iShares® JP Morgan USD Emerging Markets Bond ETF	5.4
EQ/PIMCO Global Real Return Portfolio	4.8
EQ/International Equity Index Portfolio	4.3
Vanguard Total International Bond ETF	3.8
EQ/High Yield Bond Portfolio	3.7

CHARTERSM MODERATE PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class B
Actual	$1,000.00	$960.86	$2.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.19	3.05

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ALPS Red Rocks – Listed Private Equity Fund, Institutional Class	20,275	$124,284
AQR Managed Futures Strategy, Institutional Class	15,706	159,892
AXA Natural Resources Portfolio‡	10,786	67,595
AXA SmartBeta Equity Portfolio‡	16,575	176,855
AXA/AB Small Cap Growth Portfolio‡	19,762	340,223
AXA/Lord Abbett Micro Cap Portfolio*‡	15,046	134,926
BlackRock Global Long/Short Credit Fund, Institutional Class	15,520	151,635
Eaton Vance Floating-Rate Fund, Institutional Class	42,573	358,042
EQ/BlackRock Basic Value Equity Portfolio‡	17,028	338,834
EQ/Capital Guardian Research Portfolio‡	32,597	685,485
EQ/Convertible Securities Portfolio‡	129,980	1,276,051
EQ/Core Bond Index Portfolio‡	2,037	20,090
EQ/Emerging Markets Equity PLUS Portfolio‡	42,547	312,929
EQ/Energy ETF Portfolio‡	11,031	67,591
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	27,705	353,315
EQ/GAMCO Small Company Value Portfolio‡	7,086	349,011
EQ/Global Bond PLUS Portfolio‡	124,216	1,105,399
EQ/High Yield Bond Portfolio‡	80,427	722,189
EQ/Intermediate Government Bond Portfolio‡	105,738	1,086,653
EQ/International Equity Index Portfolio‡	100,160	842,571
EQ/Invesco Comstock Portfolio‡	25,937	356,888
EQ/Low Volatility Global ETF Portfolio‡	17,621	174,664
EQ/MFS International Growth Portfolio‡	79,822	520,419
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	30,954	513,481
EQ/PIMCO Global Real Return Portfolio‡	101,542	942,463
EQ/PIMCO Ultra Short Bond Portfolio‡	111,182	1,086,604
EQ/Real Estate PLUS Portfolio‡	16,153	164,709
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,961	349,376
EQ/Wells Fargo Omega Growth Portfolio*‡	33,786	365,228
Franklin K2 Alternative Strategies Fund, Advisor Class	7,159	76,246
iShares® Floating Rate Bond ETF	13,810	696,576
iShares® Global Infrastructure ETF	4,460	160,337
iShares® International Treasury Bond ETF	1,620	145,265
iShares® JP Morgan USD Emerging Markets Bond ETF	10,150	1,073,666
iShares® Micro-Cap ETF	830	59,843

iShares® MSCI EAFE Small-Cap ETF	3,160	$157,842
iShares® U.S. Oil & Gas Exploration & Production ETF	1,460	77,249
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	9,337	158,534
Multimanager Core Bond Portfolio‡	111,316	1,084,114
Multimanager Mid Cap Value Portfolio‡	38,523	510,921
PIMCO Foreign Bond Fund Unhedged, Institutional Class	15,912	143,844
PowerShares S&P 500 BuyWrite Portfolio	8,090	165,926
SPDR® Barclays Short Term High Yield Bond ETF	13,170	338,337
Templeton Emerging Markets Small Cap Fund, Advisor Class	13,872	158,557
Templeton Global Smaller Companies Fund, Advisor Class	22,390	179,565
Vanguard Short-Term Inflation-Protected Securities ETF	2,900	140,215
Vanguard Total International Bond ETF	14,220	751,954

Total Investment Companies (97.1%) (Cost $20,426,856)		19,226,393

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	1,610	19,127
PowerShares DB Commodity Index Tracking Fund*	3,830	51,169
PowerShares DB G10 Currency Harvest Fund*	7,520	175,517
PowerShares DB Gold Fund*	3,530	122,350
PowerShares DB Silver Fund*	290	6,342

Total Other Exchange Traded Funds (ETFs) (1.9%) (Cost $443,908)		374,505

SHORT-TERM INVESTMENT:
Investment Company (0.9%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	176,177	176,177

Total Short-Term Investment (0.9%) (Cost $176,177)		176,177

Total Investments (99.9%) (Cost $21,046,941)		19,777,075
Other Assets Less Liabilities (0.1%)		11,990

Net Assets (100%)		$19,789,065

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$59,554	$52,632	$25,968	$67,595	$2,562	$127
AXA SmartBeta Equity Portfolio	181,044	90,454	94,443	176,855	2,515	1,058
AXA/AB Small Cap Growth Portfolio (b)	335,316	195,574	147,384	340,223	1,006	36,793
AXA/Lord Abbett Micro Cap Portfolio	127,728	68,350	37,326	134,926	—	17,560
EQ/BlackRock Basic Value Equity Portfolio	316,003	163,317	115,418	338,834	5,502	2,007
EQ/Capital Guardian Research Portfolio	624,933	343,901	287,468	685,485	5,769	10,383
EQ/Convertible Securities Portfolio	1,203,755	658,131	493,636	1,276,051	51,219	11,183
EQ/Core Bond Index Portfolio	—	20,353	—	20,090	353	—
EQ/Emerging Markets Equity PLUS Portfolio	301,189	183,292	117,395	312,929	2,977	30
EQ/Energy ETF Portfolio	56,806	56,414	25,606	67,591	1,344	488
EQ/GAMCO Mergers and Acquisitions Portfolio	307,355	156,026	104,414	353,315	—	15,710
EQ/GAMCO Small Company Value Portfolio	325,112	178,875	117,296	349,011	2,780	18,410
EQ/Global Bond PLUS Portfolio	1,020,867	487,489	365,612	1,105,399	457	500
EQ/High Yield Bond Portfolio	660,141	360,483	235,393	722,189	44,852	(542)
EQ/Intermediate Government Bond Portfolio	968,424	516,173	393,631	1,086,653	9,235	2,388
EQ/International Equity Index Portfolio	717,831	456,911	300,182	842,571	22,859	(610)
EQ/Invesco Comstock Portfolio	310,626	189,157	116,309	356,888	8,841	1,116
EQ/Low Volatility Global ETF Portfolio	180,934	95,647	93,994	174,664	3,718	5,496
EQ/MFS International Growth Portfolio	456,160	240,182	170,072	520,419	4,339	7,430
EQ/Morgan Stanley Mid Cap Growth Portfolio	479,468	275,167	212,795	513,481	—	11,783
EQ/PIMCO Global Real Return Portfolio	871,483	432,698	330,357	942,463	12,017	5,355
EQ/PIMCO Ultra Short Bond Portfolio	975,654	513,627	394,994	1,086,604	7,900	(186)
EQ/Real Estate PLUS Portfolio	177,692	76,476	87,928	164,709	909	949
EQ/T. Rowe Price Growth Stock Portfolio	306,685	170,041	145,820	349,376	—	16,831
EQ/Wells Fargo Omega Growth Portfolio	317,796	181,810	117,157	365,228	—	24,260
Multimanager Core Bond Portfolio	977,228	530,874	406,922	1,084,114	21,867	418
Multimanager Mid Cap Value Portfolio	476,691	232,987	166,951	510,921	5,030	2,664

	$12,736,475	$6,927,041	$5,104,471	$13,948,584	$218,051	$191,601

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$3,767,210	$—	$—	$3,767,210
Investment Companies	1,510,599	13,948,584	—	15,459,183
Other Exchange Traded Funds (ETFs)	374,505	—	—	374,505
Short-Term Investments	176,177	—	—	176,177

Total Assets	$5,828,491	$13,948,584	$—	$19,777,075

Total Liabilities	$—	$—	$—	$—

Total	$5,828,491	$13,948,584	$—	$19,777,075

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,907,605
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,113,340

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,128
Aggregate gross unrealized depreciation	(1,363,701)

Net unrealized depreciation	$(1,256,573)

Federal income tax cost of investments	$21,033,648

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $14,809,293)	$13,948,584
Unaffiliated Issuers (Cost $6,237,648)	5,828,491
Cash	35,000
Receivable from Separate Accounts for Trust shares sold	79,935
Receivable from investment manager	18,323
Dividends, interest and other receivables	3,265
Other assets	71

Total assets	19,913,669

LIABILITIES
Payable for securities purchased	62,925
Distribution fees payable – Class B	4,143
Payable to Separate Accounts for Trust shares redeemed	569
Trustees’ fees payable	366
Accrued expenses	56,601

Total liabilities	124,604

NET ASSETS	$19,789,065

Net assets were comprised of:
Paid in capital	$20,955,769
Accumulated undistributed net investment income (loss)	911
Accumulated undistributed net realized gain (loss) on investments	102,251
Net unrealized appreciation (depreciation) on investments	(1,269,866)

Net assets	$19,789,065

Class B
Net asset value, offering and redemption price per share, $19,789,065 / 2,100,745 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.42

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($218,051 of dividend income received from affiliates)	$344,998
Interest	98

Total income	345,096

EXPENSES
Custodian fees	178,300
Distribution fees – Class B	46,150
Professional fees	45,616
Administrative fees	32,503
Investment management fees	27,689
Printing and mailing expenses	2,216
Trustees’ fees	574
Tax expense	357
Miscellaneous	738

Gross expenses	334,143
Less: Waiver from investment manager	(60,192)
Reimbursement from investment manager	(158,460)

Net expenses	115,491

NET INVESTMENT INCOME (LOSS)	229,605

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($25,346 of realized gain (loss) from affiliates)	(61,793)
Net distributions of realized gain received from underlying funds ($166,255 received from affiliates)	180,211

Net realized gain (loss)	118,418

Net change in unrealized appreciation (depreciation) on investments ($(610,461) of change in unrealized appreciation (depreciation) from affiliates)	(825,038)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(706,620)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(477,015)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$229,605	$216,034
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	118,418	239,283
Net change in unrealized appreciation (depreciation) on investments	(825,038)	(418,923)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(477,015)	36,394

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(273,933)	(289,432)
Distributions from net realized capital gains
Class B	(135,166)	(21,406)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(409,099)	(310,838)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 953,193 and 1,403,506 shares, respectively ]	9,427,556	14,227,394
Capital shares issued in reinvestment of dividends and distributions [ 43,053 and 31,236 shares, respectively ]	409,099	310,838
Capital shares repurchased [ (681,183) and (100,197) shares, respectively ]	(6,891,992)	(1,013,997)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,944,663	13,524,235

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,058,549	13,249,791
NET ASSETS:
Beginning of year	17,730,516	4,480,725

End of year (a)	$19,789,065	$17,730,516

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$911	$17,077

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B	2015	2014
Net asset value, beginning of period	$9.93	$9.93	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12	0.19	0.08
Net realized and unrealized gain (loss) on investments	(0.43)	(0.02)	—	#

Total from investment operations	(0.31)	0.17	0.08

Less distributions:
Dividends from net investment income	(0.13)	(0.16)	(0.12)
Distributions from net realized gains	(0.07)	(0.01)	(0.03)

Total dividends and distributions	(0.20)	(0.17)	(0.15)

Net asset value, end of period	$9.42	$9.93	$9.93

Total return (b)	(3.04)%	1.78%	0.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,789	$17,731	$4,481
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.81%	2.86%	3.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.24%	1.87%	4.87	%(l)
Before waivers and reimbursements (a)(f)(x)	0.06%	(0.35)%	1.74	%(l)
Portfolio turnover rate (z)^	39%	13%	15%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	Since Incept.
Portfolio – Class B Shares*	(3.34)%	(0.11)%
Dow Jones Moderate Portfolio Index	(1.21)	2.48
45% MSCI AC World (Net) Index/27% Barclays U.S. Intermediate Government/Credit Bond Index/13% BofA Merrill Lynch Global Broad Market ex U.S. Index/15% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index†	(1.33)	0.78
45% MSCI AC World (Net) Index / 40% Barclays U.S. Aggregate Bond Index / 15% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index††	(0.61)	2.05

*   Date of inception 10/30/13.

†  In 2015, this blended benchmark replaced the blended benchmark denoted by “††.” The Investment Manager believes the new blended benchmark is more relevant to the Portfolio’s investment strategies.

    Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (3.34)% for the year ended December 31, 2015. This compares to the returns of the following broad market benchmarks: Dow Jones Moderately Conservative Portfolio Index and 45% MSCI AC World (Net) Index/27% Barclays U.S. Intermediate Government/Credit Bond Index/13% BofA Merrill Lynch Global Broad Market ex U.S. Index/15% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned (1.21)% and (1.33)% , respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2015

•

In 2015, global equities fell, while U.S. bonds provided a modest cushion against losses. Alternative strategies provided flat or negative returns, although merger activity in the U.S. boosted that area. Alternative sectors were generally flat or slightly positive with a big caveat: anything to do with gold or oil was dramatically lower. On an absolute basis, in 2015 the Portfolio’s stocks closed the year in negative territory, and bonds were also negative. Alternatives holdings fell, dragged down by oil and gold. Certain large-cap U.S. growth equity holdings produced positive returns, as did core bond and intermediate government bonds. The Portfolio underperformed its primary benchmark, representing an unmanaged basket of global equities and fixed-income. The Portfolio also underperformed its composite benchmark, comprised of broad indexes in weighted representative sectors. Holdings including EQ/Emerging Markets Equity PLUS and most natural resources/energy funds performed relatively in line with their own markets, but underperformed broader indexes that make up the composite.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Equity	43.7%
Fixed Income	36.4
Alternatives	19.9

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/International Equity Index Portfolio	5.4%
EQ/Convertible Securities Portfolio	5.2
EQ/Capital Guardian Research Portfolio	4.5
EQ/Global Bond PLUS Portfolio	4.0
EQ/PIMCO Ultra Short Bond Portfolio	4.0
EQ/Intermediate Government Bond Portfolio	4.0
Multimanager Core Bond Portfolio	3.9
iShares® JP Morgan USD Emerging Markets Bond ETF	3.8
EQ/PIMCO Global Real Return Portfolio	3.4
EQ/MFS International Growth Portfolio	3.3

CHARTERSM MODERATE GROWTH PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class B
Actual	$1,000.00	$954.09	$2.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.20	3.04

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ALPS Red Rocks – Listed Private Equity Fund, Institutional Class	33,051	$202,604
AQR Managed Futures Strategy, Institutional Class	22,405	228,083
AXA Natural Resources Portfolio‡	13,795	86,456
AXA SmartBeta Equity Portfolio‡	18,457	196,931
AXA/AB Small Cap Growth Portfolio‡	21,994	378,635
AXA/Lord Abbett Micro Cap Portfolio*‡	18,877	169,277
BlackRock Global Long/Short Credit Fund, Institutional Class	21,578	210,813
Eaton Vance Floating-Rate Fund, Institutional Class	13,173	110,786
EQ/BlackRock Basic Value Equity Portfolio‡	18,764	373,373
EQ/Capital Guardian Research Portfolio‡	35,921	755,385
EQ/Convertible Securities Portfolio‡	89,344	877,116
EQ/Core Bond Index Portfolio‡	1,426	14,063
EQ/Emerging Markets Equity PLUS Portfolio‡	50,173	369,016
EQ/Energy ETF Portfolio‡	13,966	85,579
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	32,682	416,787
EQ/GAMCO Small Company Value Portfolio‡	7,802	384,269
EQ/Global Bond PLUS Portfolio‡	76,082	677,057
EQ/High Yield Bond Portfolio‡	47,909	430,199
EQ/Intermediate Government Bond Portfolio‡	65,518	673,321
EQ/International Equity Index Portfolio‡	108,968	916,667
EQ/Invesco Comstock Portfolio‡	27,802	382,548
EQ/Low Volatility Global ETF Portfolio‡	19,608	194,357
EQ/MFS International Growth Portfolio‡	86,320	562,784
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	33,433	554,610
EQ/PIMCO Global Real Return Portfolio‡	62,252	577,796
EQ/PIMCO Ultra Short Bond Portfolio‡	69,065	674,991
EQ/Real Estate PLUS Portfolio‡	21,372	217,930
EQ/T. Rowe Price Growth Stock Portfolio*‡	9,813	382,564
EQ/Wells Fargo Omega Growth Portfolio*‡	36,675	396,453
Franklin K2 Alternative Strategies Fund, Advisor Class	6,896	73,441
iShares® Floating Rate Bond ETF	10,660	537,690
iShares® Global Infrastructure ETF	6,280	225,766
iShares® International Treasury Bond ETF	865	77,565
iShares® JP Morgan USD Emerging Markets Bond ETF	6,020	636,795
iShares® Micro-Cap ETF	640	46,144

iShares® MSCI EAFE Small-Cap ETF	3,760	$187,812
iShares® U.S. Oil & Gas Exploration & Production ETF	1,710	90,476
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	10,352	175,784
Multimanager Core Bond Portfolio‡	68,264	664,827
Multimanager Mid Cap Value Portfolio‡	41,575	551,397
PIMCO Foreign Bond Fund Unhedged, Institutional Class	9,232	83,461
PowerShares S&P 500 BuyWrite Portfolio	9,580	196,486
SPDR® Barclays Short Term High Yield Bond ETF	9,050	232,495
Templeton Emerging Markets Small Cap Fund, Advisor Class	17,086	195,297
Templeton Global Smaller Companies Fund, Advisor Class	20,771	166,582
Vanguard Short-Term Inflation-Protected Securities ETF	1,730	83,646
Vanguard Total International Bond ETF	9,400	497,072

Total Investment Companies (96.5%) (Cost $17,224,943)		16,223,186

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	3,860	45,857
PowerShares DB Commodity Index Tracking Fund*	4,770	63,727
PowerShares DB G10 Currency Harvest Fund*	8,225	191,971
PowerShares DB Gold Fund*	3,530	122,350
PowerShares DB Silver Fund*	1,350	29,525

Total Other Exchange Traded Funds (ETFs) (2.7%) (Cost $543,022)		453,430

SHORT-TERM INVESTMENT:
Investment Company (0.8%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	127,814	127,814

Total Short-Term Investment (0.8%) (Cost $127,814)		127,814

Total Investments (100.0%) (Cost $17,895,779)		16,804,430
Other Assets Less Liabilities (0.0%)		(1,828)

Net Assets (100%)		$16,802,602

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$79,055	$76,398	$42,413	$86,456	$3,325	$257
AXA SmartBeta Equity Portfolio	156,680	138,151	97,289	196,931	2,835	890
AXA/AB Small Cap Growth Portfolio (b)	305,855	289,578	167,329	378,635	1,134	40,531
AXA/Lord Abbett Micro Cap Portfolio	133,566	132,274	66,553	169,277	—	22,273
EQ/BlackRock Basic Value Equity Portfolio	291,879	270,603	161,829	373,373	6,132	2,702
EQ/Capital Guardian Research Portfolio	573,641	533,443	350,787	755,385	6,440	10,692
EQ/Convertible Securities Portfolio	705,260	632,527	397,724	877,116	35,070	6,472
EQ/Core Bond Index Portfolio	—	14,247	—	14,063	248	—
EQ/Emerging Markets Equity PLUS Portfolio	265,476	313,068	152,471	369,016	3,536	(523)
EQ/Energy ETF Portfolio	66,939	83,235	40,565	85,579	1,726	876
EQ/GAMCO Mergers and Acquisitions Portfolio	314,834	249,256	139,363	416,787	—	18,664
EQ/GAMCO Small Company Value Portfolio	306,472	270,588	151,836	384,269	3,099	20,069
EQ/Global Bond PLUS Portfolio	508,456	465,024	275,984	677,057	251	1,000
EQ/High Yield Bond Portfolio	328,976	319,562	179,642	430,199	27,024	(68)
EQ/Intermediate Government Bond Portfolio	515,651	456,607	295,644	673,321	5,795	1,378
EQ/International Equity Index Portfolio	685,581	657,060	391,045	916,667	25,103	(879)
EQ/Invesco Comstock Portfolio	285,142	288,913	163,283	382,548	9,441	1,249
EQ/Low Volatility Global ETF Portfolio	156,070	143,972	96,805	194,357	4,192	5,838
EQ/MFS International Growth Portfolio	424,685	395,767	249,972	562,784	4,583	8,491
EQ/Morgan Stanley Mid Cap Growth Portfolio	444,417	410,477	273,749	554,610	—	11,006
EQ/PIMCO Global Real Return Portfolio	424,220	406,321	234,541	577,796	6,610	3,449
EQ/PIMCO Ultra Short Bond Portfolio	511,617	463,465	295,054	674,991	4,970	(16)
EQ/Real Estate PLUS Portfolio	188,557	141,875	111,189	217,930	1,087	128
EQ/T. Rowe Price Growth Stock Portfolio	288,859	278,028	198,136	382,564	—	19,952
EQ/Wells Fargo Omega Growth Portfolio	289,957	289,849	164,893	396,453	—	25,015
Multimanager Core Bond Portfolio	508,333	473,655	307,356	664,827	12,221	266
Multimanager Mid Cap Value Portfolio	450,789	388,047	253,257	551,397	5,497	3,572

	$9,210,967	$8,581,990	$5,258,709	$11,964,388	$170,319	$203,284

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,811,947	$—	$—	$2,811,947
Investment Companies	1,446,851	11,964,388	—	13,411,239
Other Exchange Traded Funds (ETFs)	453,430	—	—	453,430
Short-Term Investments	127,814	—	—	127,814

Total Assets	$4,840,042	$11,964,388	$—	$16,804,430

Total Liabilities	$—	$—	$—	$—

Total	$4,840,042	$11,964,388	$—	$16,804,430

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,675,655
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,924,541

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,683
Aggregate gross unrealized depreciation	(1,176,954)

Net unrealized depreciation	$(1,082,271)

Federal income tax cost of investments	$17,886,701

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $12,717,701)	$11,964,388
Unaffiliated Issuers (Cost $5,178,078)	4,840,042
Cash	34,338
Receivable from investment manager	23,059
Dividends, interest and other receivables	1,717
Receivable for securities sold	459
Other assets	52

Total assets	16,864,055

LIABILITIES
Distribution fees payable – Class B	3,535
Payable for securities purchased	550
Trustees’ fees payable	231
Accrued expenses	57,137

Total liabilities	61,453

NET ASSETS	$16,802,602

Net assets were comprised of:
Paid in capital	$17,752,434
Accumulated undistributed net investment income (loss)	1,361
Accumulated undistributed net realized gain (loss) on investments	140,156
Net unrealized appreciation (depreciation) on investments	(1,091,349)

Net assets	$16,802,602

Class B
Net asset value, offering and redemption price per share, $16,802,602 / 1,790,955 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.38

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($170,319 of dividend income received from affiliates)	$265,892
Interest	76

Total income	265,968

EXPENSES
Custodian fees	179,800
Professional fees	45,518
Distribution fees – Class B	35,526
Administrative fees	32,591
Investment management fees	21,316
Printing and mailing expenses	1,722
Tax expense	492
Trustees’ fees	419
Miscellaneous	688

Gross expenses	318,072
Less: Waiver from investment manager	(53,907)
Reimbursement from investment manager	(175,267)

Net expenses	88,898

NET INVESTMENT INCOME (LOSS)	177,070

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($26,786 of realized gain (loss) from affiliates)	(6,690)
Net distributions of realized gain received from underlying funds ($176,498 received from affiliates)	195,589

Net realized gain (loss)	188,899

Net change in unrealized appreciation (depreciation) on investments ($(569,860) of change in unrealized appreciation (depreciation) from affiliates)	(797,631)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(608,732)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(431,662)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$177,070	$136,945
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	188,899	199,311
Net change in unrealized appreciation (depreciation) on investments	(797,631)	(262,274)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(431,662)	73,982

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(224,792)	(188,210)
Distributions from net realized capital gains
Class B	(143,187)	(36,704)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(367,979)	(224,914)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,189,857 and 922,442 shares, respectively ]	11,779,692	9,331,272
Capital shares issued in reinvestment of dividends and distributions [ 38,865 and 22,492 shares, respectively ]	367,979	224,914
Capital shares repurchased [ (721,991) and (106,567) shares, respectively ]	(7,316,653)	(1,067,024)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,831,018	8,489,162

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,031,377	8,338,230
NET ASSETS:
Beginning of year	12,771,225	4,432,995

End of year (a)	$16,802,602	$12,771,225

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,361	$16,678

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B	2015	2014
Net asset value, beginning of period	$9.94	$9.94	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12	0.17	0.10
Net realized and unrealized gain (loss) on investments	(0.45)	0.01 †	0.03

Total from investment operations	(0.33)	0.18	0.13

Less distributions:
Dividends from net investment income	(0.13)	(0.15)	(0.16)
Distributions from net realized gains	(0.10)	(0.03)	(0.03)

Total dividends and distributions	(0.23)	(0.18)	(0.19)

Net asset value, end of period	$9.38	$9.94	$9.94

Total return (b)	(3.34)%	1.88%	1.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,803	$12,771	$4,433
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.24%	3.80%	3.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.25%	1.66%	5.80	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.37)%	(1.49)%	2.86	%(l)
Portfolio turnover rate (z)^	49%	21%	43%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	Since Incept.
Portfolio – Class B Shares*	(4.55)%	(0.72)%
Dow Jones Moderately Aggressive Portfolio Index	(1.89)	2.84
55% MSCI AC World (Net) Index/17% Barclays U.S. Intermediate Government/Credit Bond Index/8% BofA Merrill Lynch Global Broad Market ex U.S. Index/20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index†	(1.37)	1.08
55% MSCI AC World (Net) Index / 25% Barclays U.S. Aggregate Bond Index / 20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index††	(0.93)	1.87

*   Date of inception 10/30/13.

†  In 2015, this blended benchmark replaced the blended benchmark denoted by “††.” The Investment Manager believes the new blended benchmark is more relevant to the Portfolio’s investment strategies.

    Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (4.55)% for the year ended December 31, 2015. This compares to the returns of the following broad market benchmarks: Dow Jones Moderately Aggressive Portfolio Index and 55% MSCI AC World (Net) Index/17% Barclays U.S. Intermediate Government/Credit Bond Index/8% BofA Merrill Lynch Global Broad Market ex U.S. Index/20% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned (1.89)% and (1.37)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2015

•

In 2015, global equities fell, while U.S. bonds provided a modest cushion against losses. Alternative strategies provided flat or negative returns, although merger activity in the U.S. boosted that area. Alternative sectors were generally flat or slightly positive with a big caveat: anything to do with gold or oil was dramatically lower. On an absolute basis, in 2015 the Portfolio’s stocks closed the year in negative territory, while bonds were roughly flat. Alternatives holdings fell considerably, dragged down by oil and gold. Certain large-cap U.S. growth equity holdings produced positive returns, and virtually all the fixed-income holdings were flat. The Portfolio underperformed its primary benchmark, representing an unmanaged basket of global equities and fixed-income. The Portfolio also underperformed its composite benchmark, comprised of broad indexes in weighted representative sectors. Holdings including EQ/Emerging Markets Equity PLUS and most natural resources/energy funds performed relatively in line with their own markets, but underperformed broader indexes that make up the composite.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Equity	53.9%
Alternatives	23.5
Fixed Income	22.6

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/International Equity Index Portfolio	6.7%
EQ/Capital Guardian Research Portfolio	5.4
EQ/Convertible Securities Portfolio	4.2
EQ/MFS International Growth Portfolio	4.2
Multimanager Mid Cap Value Portfolio	4.1
EQ/Morgan Stanley Mid Cap Growth Portfolio	4.1
EQ/T. Rowe Price Growth Stock Portfolio	2.9
EQ/GAMCO Small Company Value Portfolio	2.9
EQ/Wells Fargo Omega Growth Portfolio	2.8
EQ/Invesco Comstock Portfolio	2.8

CHARTERSM GROWTH PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class B
Actual	$1,000.00	$941.38	$2.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ALPS Red Rocks – Listed Private Equity Fund, Institutional Class	14,648	$89,791
AQR Managed Futures Strategy, Institutional Class	15,082	153,533
AXA Natural Resources Portfolio‡	22,619	141,757
AXA SmartBeta Equity Portfolio‡	17,122	182,690
AXA/AB Small Cap Growth Portfolio‡	18,737	322,566
AXA/Lord Abbett Micro Cap Portfolio*‡	17,832	159,907
BlackRock Global Long/Short Credit Fund, Institutional Class	11,803	115,311
Eaton Vance Floating-Rate Fund, Institutional Class	7,208	60,622
EQ/BlackRock Basic Value Equity Portfolio‡	16,102	320,405
EQ/Capital Guardian Research Portfolio‡	30,764	646,938
EQ/Convertible Securities Portfolio‡	51,024	500,921
EQ/Core Bond Index Portfolio‡	1,527	15,067
EQ/Emerging Markets Equity PLUS Portfolio‡	43,095	316,957
EQ/Energy ETF Portfolio‡	24,844	152,232
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	17,122	218,354
EQ/GAMCO Small Company Value Portfolio‡	7,068	348,145
EQ/Global Bond PLUS Portfolio‡	33,675	299,673
EQ/High Yield Bond Portfolio‡	22,352	200,709
EQ/Intermediate Government Bond Portfolio‡	29,645	304,662
EQ/International Equity Index Portfolio‡	94,398	794,098
EQ/Invesco Comstock Portfolio‡	23,944	329,461
EQ/Low Volatility Global ETF Portfolio‡	18,228	180,677
EQ/MFS International Growth Portfolio‡	76,566	499,193
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	29,043	481,779
EQ/PIMCO Global Real Return Portfolio‡	28,740	266,752
EQ/PIMCO Ultra Short Bond Portfolio‡	31,665	309,467
EQ/Real Estate PLUS Portfolio‡	29,264	298,396
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,966	349,535
EQ/Wells Fargo Omega Growth Portfolio*‡	30,699	331,860
Franklin K2 Alternative Strategies Fund, Advisor Class	7,400	78,807
iShares® Floating Rate Bond ETF	5,030	253,712
iShares® Global Infrastructure ETF	6,290	226,126
iShares® International Treasury Bond ETF	530	47,525
iShares® JP Morgan USD Emerging Markets Bond ETF	2,800	296,184
iShares® Micro-Cap ETF	380	27,398

iShares® MSCI EAFE Small-Cap ETF	2,300	$114,885
iShares® U.S. Oil & Gas Exploration & Production ETF	2,750	145,503
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	8,873	150,658
Multimanager Core Bond Portfolio‡	29,440	286,717
Multimanager Mid Cap Value Portfolio‡	36,796	488,016
PIMCO Foreign Bond Fund Unhedged, Institutional Class	3,208	28,996
PowerShares S&P 500 BuyWrite Portfolio	7,400	151,774
SPDR® Barclays Short Term High Yield Bond ETF	2,810	72,189
Templeton Emerging Markets Small Cap Fund, Advisor Class	14,909	170,406
Templeton Global Smaller Companies Fund, Advisor Class	25,628	205,533
Vanguard Short-Term Inflation-Protected Securities ETF	870	42,065
Vanguard Total International Bond ETF	3,920	207,290

Total Investment Companies (95.8%) (Cost $12,196,211)		11,385,242

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	4,080	48,470
PowerShares DB Commodity Index Tracking Fund*	6,440	86,038
PowerShares DB G10 Currency Harvest Fund*	8,440	196,990
PowerShares DB Gold Fund*	4,575	158,569
PowerShares DB Silver Fund*	1,110	24,276

Total Other Exchange Traded Funds (ETFs) (4.3%) (Cost $676,279)		514,343

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	2,161	2,161

Total Short-Term Investment (0.0%) (Cost $2,161)		2,161

Total Investments (100.1%) (Cost $12,874,651)		11,901,746
Other Assets Less Liabilities (-0.1%)		(13,040)

Net Assets (100%)		$11,888,706

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$205,023	$83,552	$96,115	$141,757	$5,563	$1,709
AXA SmartBeta Equity Portfolio	208,799	69,946	96,170	182,690	2,676	1,936
AXA/AB Small Cap Growth Portfolio (b)	423,650	171,191	233,118	322,566	983	36,762
AXA/Lord Abbett Micro Cap Portfolio	184,996	72,313	67,394	159,907	—	22,917
EQ/BlackRock Basic Value Equity Portfolio	400,600	134,086	188,576	320,405	5,368	5,841
EQ/Capital Guardian Research Portfolio	792,811	278,242	426,218	646,938	5,607	24,104
EQ/Convertible Securities Portfolio	600,012	217,188	278,901	500,921	20,996	5,393
EQ/Core Bond Index Portfolio	—	15,265	—	15,067	265	—
EQ/Emerging Markets Equity PLUS Portfolio	363,886	202,079	194,090	316,957	3,111	328
EQ/Energy ETF Portfolio	201,896	89,856	94,108	152,232	3,127	2,485
EQ/GAMCO Mergers and Acquisitions Portfolio	249,504	81,329	110,696	218,354	—	9,902
EQ/GAMCO Small Company Value Portfolio	425,756	155,861	193,980	348,145	2,853	20,700
EQ/Global Bond PLUS Portfolio	356,511	135,623	181,349	299,673	137	(29)
EQ/High Yield Bond Portfolio	239,993	89,386	111,916	200,709	12,827	(117)
EQ/Intermediate Government Bond Portfolio	362,441	123,111	180,207	304,662	2,664	1,074
EQ/International Equity Index Portfolio	949,883	377,800	521,099	794,098	22,261	(2,698)
EQ/Invesco Comstock Portfolio	396,175	151,444	191,176	329,461	8,476	3,242
EQ/Low Volatility Global ETF Portfolio	208,953	75,507	95,540	180,677	3,963	6,840
EQ/MFS International Growth Portfolio	572,401	203,543	280,050	499,193	4,366	7,229
EQ/Morgan Stanley Mid Cap Growth Portfolio	601,967	218,084	312,904	481,779	—	10,032
EQ/PIMCO Global Real Return Portfolio	324,285	106,192	155,139	266,752	3,754	1,822
EQ/PIMCO Ultra Short Bond Portfolio	359,300	132,151	179,867	309,467	2,314	(168)
EQ/Real Estate PLUS Portfolio	379,654	116,984	192,828	298,396	1,805	4,213
EQ/T. Rowe Price Growth Stock Portfolio	388,271	141,302	198,367	349,535	—	23,634
EQ/Wells Fargo Omega Growth Portfolio	401,566	151,625	209,715	331,860	—	22,609
Multimanager Core Bond Portfolio	357,144	125,971	192,118	286,717	6,822	325
Multimanager Mid Cap Value Portfolio	634,366	196,341	307,088	488,016	4,945	10,410

	$10,589,843	$3,915,972	$5,288,729	$8,746,934	$124,883	$220,495

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$1,584,651	$—	$—	$1,584,651
Investment Companies	1,053,657	8,746,934	—	9,800,591
Other Exchange Traded Funds (ETFs)	514,343	—	—	514,343
Short-Term Investments	2,161	—	—	2,161

Total Assets	$3,154,812	$8,746,934	$—	$11,901,746

Total Liabilities	$—	$—	$—	$—

Total	$3,154,812	$8,746,934	$—	$11,901,746

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,220,099
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,902,371

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$149,140
Aggregate gross unrealized depreciation	(1,126,922)

Net unrealized depreciation	$(977,782)

Federal income tax cost of investments	$12,879,528

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $9,351,457)	$8,746,934
Unaffiliated Issuers (Cost $3,523,194)	3,154,812
Receivable for securities sold	243,961
Receivable from investment manager	20,416
Receivable from Separate Accounts for Trust shares sold	6,578
Dividends, interest and other receivables	644
Other assets	55

Total assets	12,173,400

LIABILITIES
Overdraft payable	225,982
Distribution fees payable –Class B	2,586
Payable for securities purchased	285
Trustees’ fees payable	281
Payable to Separate Accounts for Trust shares redeemed	146
Accrued expenses	55,414

Total liabilities	284,694

NET ASSETS	$11,888,706

Net assets were comprised of:
Paid in capital	$12,753,975
Accumulated undistributed net investment income (loss)	2,056
Accumulated undistributed net realized gain (loss) on investments	105,580
Net unrealized appreciation (depreciation) on investments	(972,905)

Net assets	$11,888,706

Class B
Net asset value, offering and redemption price per share, $11,888,706 / 1,290,144 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.22

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($124,883 of dividend income received from affiliates)	$187,379
Interest	58

Total income	187,437

EXPENSES
Custodian fees	172,700
Professional fees	45,504
Distribution fees – Class B	33,484
Administrative fees	32,500
Investment management fees	20,090
Printing and mailing expenses	1,641
Trustees’ fees	427
Tax expense	420
Miscellaneous	713

Gross expenses	307,479
Less: Waiver from investment manager	(52,590)
Reimbursement from investment manager	(170,550)

Net expenses	84,339

NET INVESTMENT INCOME (LOSS)	103,098

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($68,091 of realized gain (loss) from affiliates)	46,814
Net distributions of realized gain received from underlying funds ($152,404 received from affiliates)	164,884

Net realized gain (loss)	211,698

Net change in unrealized appreciation (depreciation) on investments ($(470,152) of change in unrealized appreciation (depreciation) from affiliates)	(697,375)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(485,677)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(382,579)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$103,098	$147,194
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	211,698	274,177
Net change in unrealized appreciation (depreciation) on investments	(697,375)	(267,993)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(382,579)	153,378

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(142,305)	(203,825)
Distributions from net realized capital gains
Class B	(281,747)	(37,127)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(424,052)	(240,952)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 483,471 and 1,316,745 shares, respectively ]	4,805,774	13,348,231
Capital shares issued in reinvestment of dividends and distributions [ 45,401 and 23,916 shares, respectively ]	424,052	240,952
Capital shares repurchased [ (669,689) and (487,217) shares, respectively ]	(6,859,003)	(4,962,217)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,629,177)	8,626,966

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,435,808)	8,539,392
NET ASSETS:
Beginning of year	14,324,514	5,785,122

End of year (a)	$11,888,706	$14,324,514

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,056	$18,217

See Notes to Financial Statements.

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CHARTERSM GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B	2015	2014
Net asset value, beginning of period	$10.01	$10.02	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08	0.14	0.08
Net realized and unrealized gain (loss) on investments	(0.53)	0.03	0.06

Total from investment operations	(0.45)	0.17	0.14

Less distributions:
Dividends from net investment income	(0.11)	(0.15)	(0.10)
Distributions from net realized gains	(0.23)	(0.03)	(0.02)

Total dividends and distributions	(0.34)	(0.18)	(0.12)

Net asset value, end of period	$9.22	$10.01	$10.02

Total return (b)	(4.55)%	1.64%	1.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,889	$14,325	$5,785
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.30%	3.03%	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.77%	1.36%	4.90	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.90)%	(1.02)%	1.99	%(l)
Portfolio turnover rate (z)^	39%	55%	10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	Since Incept.
Portfolio – Class B Shares*	(5.58)%	(1.28)%
Dow Jones Moderately Aggressive Portfolio Index	(1.89)	2.84
65% MSCI AC World (Net) Index/7% Barclays U.S. Intermediate Government/Credit Bond Index/3% BofA Merrill Lynch Global Broad Market ex U.S. Index/25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index†	(1.44)	1.37
65% MSCI AC World (Net) Index / 10% Barclays U.S. Aggregate Bond Index / 25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index††	(1.27)	1.67

*    Date of inception 10/30/13.

†    In 2015, this blended benchmark replaced the blended benchmark denoted by “††.” The Investment Manager believes this blended benchmark is more relevant to the new Portfolio’s investment strategies.

      Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (5.58)% for the year ended December 31, 2015. This compares to the returns of the following broad market benchmarks: Dow Jones Moderately Aggressive Portfolio Index and, 65% MSCI AC World (Net) Index/7% Barclays U.S. Intermediate Government/Credit Bond Index/3% BofA Merrill Lynch Global Broad Market ex U.S. Index/25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned (1.89)% and (1.44)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2015

•

In 2015, global equities fell, while U.S. bonds provided a modest cushion against losses. Alternative strategies provided flat or negative returns, although merger activity in the U.S. boosted that area. Alternative sectors were generally flat or slightly positive with a big caveat: anything to do with gold or oil was dramatically lower. On an absolute basis, in 2015 the Portfolio’s stocks closed the year in negative territory, while bonds were roughly flat. Alternatives holdings fell considerably, dragged down by oil and gold. Certain large-cap U.S. growth equity holdings produced positive returns, and virtually all the fixed-income holdings were flat. The Portfolio underperformed its primary benchmark, representing an unmanaged basket of global equities and fixed-income. The Portfolio also underperformed its composite benchmark, comprised of broad indexes in weighted representative sectors. Holdings including EQ/Emerging Markets Equity PLUS and most natural resources/energy funds performed relatively in line with their own markets, but underperformed broader indexes that make up the composite.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Equity	63.3%
Alternatives	27.3
Fixed Income	9.4

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/International Equity Index Portfolio	8.0%
EQ/Capital Guardian Research Portfolio	6.5
Multimanager Mid Cap Value Portfolio	4.9
EQ/MFS International Growth Portfolio	4.9
EQ/Morgan Stanley Mid Cap Growth Portfolio	4.8
EQ/Real Estate PLUS Portfolio	3.7
EQ/GAMCO Small Company Value Portfolio	3.4
EQ/T. Rowe Price Growth Stock Portfolio	3.4
EQ/Invesco Comstock Portfolio	3.4
EQ/Wells Fargo Omega Growth Portfolio	3.3

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class B
Actual	$1,000.00	$929.23	$2.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.16	3.08

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ALPS Red Rocks – Listed Private Equity Fund, Institutional Class	3,849	$23,592
AQR Managed Futures Strategy, Institutional Class	9,487	96,574
AXA Natural Resources Portfolio‡	23,151	145,089
AXA SmartBeta Equity Portfolio‡	11,600	123,771
AXA/AB Small Cap Growth Portfolio‡	13,660	235,167
AXA/Lord Abbett Micro Cap Portfolio*‡	11,707	104,979
BlackRock Global Long/Short Credit Fund, Institutional Class	5,112	49,942
Eaton Vance Floating-Rate Fund, Institutional Class	2,307	19,404
EQ/BlackRock Basic Value Equity Portfolio‡	11,794	234,683
EQ/Capital Guardian Research Portfolio‡	22,290	468,726
EQ/Convertible Securities Portfolio‡	21,854	214,551
EQ/Emerging Markets Equity PLUS Portfolio‡	28,615	210,458
EQ/Energy ETF Portfolio‡	22,357	136,991
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	4,934	62,916
EQ/GAMCO Small Company Value Portfolio‡	4,995	246,027
EQ/Global Bond PLUS Portfolio‡	7,339	65,313
EQ/High Yield Bond Portfolio‡	5,725	51,406
EQ/Intermediate Government Bond Portfolio‡	6,747	69,334
EQ/International Equity Index Portfolio‡	68,935	579,899
EQ/Invesco Comstock Portfolio‡	17,808	245,033
EQ/Low Volatility Global ETF Portfolio‡	12,186	120,795
EQ/MFS International Growth Portfolio‡	54,201	353,378
EQ/Morgan Stanley Mid Cap Growth Portfolio*‡	21,056	349,283
EQ/PIMCO Global Real Return Portfolio‡	6,866	63,731
EQ/PIMCO Ultra Short Bond Portfolio‡	7,431	72,621
EQ/Real Estate PLUS Portfolio‡	26,257	267,735
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,288	245,166
EQ/Wells Fargo Omega Growth Portfolio*‡	22,298	241,044
Franklin K2 Alternative Strategies Fund, Advisor Class	4,785	50,965
iShares® Floating Rate Bond ETF	860	43,378
iShares® Global Infrastructure ETF	5,420	194,849
iShares® International Treasury Bond ETF	100	8,967
iShares® JP Morgan USD Emerging Markets Bond ETF	690	72,988
iShares® Micro-Cap ETF	280	20,188
iShares® MSCI EAFE Small-Cap ETF	950	47,453

iShares® U.S. Oil & Gas Exploration & Production ETF	2,980	$157,670
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	6,565	111,477
Multimanager Core Bond Portfolio‡	7,194	70,062
Multimanager Mid Cap Value Portfolio‡	26,992	357,979
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,704	15,408
PowerShares S&P 500 BuyWrite Portfolio	5,090	104,396
SPDR® Barclays Short Term High Yield Bond ETF	1,110	28,516
Templeton Emerging Markets Small Cap Fund, Advisor Class	9,852	112,604
Templeton Global Smaller Companies Fund, Advisor Class	22,254	178,474
Vanguard Short-Term Inflation-Protected Securities ETF	230	11,121
Vanguard Total International Bond ETF	1,020	53,938

Total Investment Companies (93.3%) (Cost $7,439,335)		6,738,041

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Base Metals Fund*	3,510	41,699
PowerShares DB Commodity Index Tracking Fund*	7,560	101,002
PowerShares DB G10 Currency Harvest Fund*	6,915	161,396
PowerShares DB Gold Fund*	3,950	136,907
PowerShares DB Silver Fund*	1,210	26,463

Total Other Exchange Traded Funds (ETFs) (6.5%) (Cost $612,856)		467,467

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	37,359	37,359

Total Short-Term Investment (0.5%) (Cost $37,359)		37,359

Total Investments (100.3%) (Cost $8,089,550)		7,242,867
Other Assets Less Liabilities (-0.3%)		(22,394)

Net Assets (100%)		$7,220,473

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$149,112	$110,835	$62,011	$145,089	$5,582	$105
AXA SmartBeta Equity Portfolio	125,074	59,307	59,673	123,771	1,788	497
AXA/AB Small Cap Growth Portfolio (b)	247,997	141,832	119,093	235,167	704	26,336
AXA/Lord Abbett Micro Cap Portfolio	105,901	56,996	37,923	104,979	—	12,513
EQ/BlackRock Basic Value Equity Portfolio	237,410	118,534	99,429	234,683	3,870	537
EQ/Capital Guardian Research Portfolio	468,397	237,565	240,718	468,726	3,994	1,327
EQ/Convertible Securities Portfolio	209,893	111,737	87,425	214,551	9,081	2,369
EQ/Emerging Markets Equity PLUS Portfolio	219,868	141,711	104,166	210,458	2,048	(4,201)
EQ/Energy ETF Portfolio	145,632	100,015	66,100	136,991	2,761	(3,983)
EQ/GAMCO Mergers and Acquisitions Portfolio	58,913	35,898	30,591	62,916	—	2,812
EQ/GAMCO Small Company Value Portfolio	248,155	130,300	100,681	246,027	1,983	12,938
EQ/Global Bond PLUS Portfolio	72,074	35,965	40,291	65,313	34	46
EQ/High Yield Bond Portfolio	50,336	24,735	18,819	51,406	3,236	(75)
EQ/Intermediate Government Bond Portfolio	73,107	36,508	40,116	69,334	596	203
EQ/International Equity Index Portfolio	554,989	312,535	256,945	579,899	16,064	(2,428)
EQ/Invesco Comstock Portfolio	237,616	130,989	99,011	245,033	6,326	954
EQ/Low Volatility Global ETF Portfolio	123,866	62,975	59,620	120,795	2,612	3,394
EQ/MFS International Growth Portfolio	334,593	173,432	145,141	353,378	3,185	3,978
EQ/Morgan Stanley Mid Cap Growth Portfolio	355,179	184,307	161,458	349,283	—	6,720
EQ/PIMCO Global Real Return Portfolio	61,249	30,027	25,093	63,731	1,013	246
EQ/PIMCO Ultra Short Bond Portfolio	69,604	43,867	40,292	72,621	534	(53)
EQ/Real Estate PLUS Portfolio	276,259	129,793	132,381	267,735	1,856	1,069
EQ/T. Rowe Price Growth Stock Portfolio	237,634	123,346	128,940	245,166	—	12,707
EQ/Wells Fargo Omega Growth Portfolio	239,083	131,852	115,935	241,044	—	16,719
Multimanager Core Bond Portfolio	74,049	37,487	40,282	70,062	1,655	(43)
Multimanager Mid Cap Value Portfolio	360,235	168,395	142,222	357,979	3,567	1,477

	$5,336,225	$2,870,943	$2,454,356	$5,336,137	$72,489	$96,164

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	Formerly known as EQ/AllianceBernstein Small Cap Growth Portfolio.

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$743,464	$—	$—	$743,464
Investment Companies	658,440	5,336,137	—	5,994,577
Other Exchange Traded Funds (ETFs)	467,467	—	—	467,467
Short-Term Investments	37,359	—	—	37,359

Total Assets	$1,906,730	$5,336,137	$—	$7,242,867

Total Liabilities	$—	$—	$—	$—

Total	$1,906,730	$5,336,137	$—	$7,242,867

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,746,197
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,067,713

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,980
Aggregate gross unrealized depreciation	(946,622)

Net unrealized depreciation	$(851,642)

Federal income tax cost of investments	$8,094,509

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $5,861,268)	$5,336,137
Unaffiliated Issuers (Cost $2,228,282)	1,906,730
Cash	10,858
Receivable from investment manager	23,021
Dividends, interest and other receivables	243
Receivable for securities sold	167
Other assets	26

Total assets	7,277,182

LIABILITIES
Distribution fees payable – Class B	1,533
Trustees’ fees payable	151
Payable for securities purchased	98
Accrued expenses	54,927

Total liabilities	56,709

NET ASSETS	$7,220,473

Net assets were comprised of:
Paid in capital	$8,002,255
Accumulated undistributed net investment income (loss)	2,734
Accumulated undistributed net realized gain (loss) on investments	62,167
Net unrealized appreciation (depreciation) on investments	(846,683)

Net assets	$7,220,473

Class B
Net asset value, offering and redemption price per share, $7,220,473 / 792,143 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.12

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($72,489 of dividend income received from affiliates)	$102,835
Interest	31

Total income	102,866

EXPENSES
Custodian fees	163,000
Professional fees	45,373
Administrative fees	32,500
Distribution fees – Class B	19,341
Investment management fees	11,605
Printing and mailing expenses	1,073
Trustees’ fees	243
Tax expense	222
Miscellaneous	615

Gross expenses	273,972
Less: Waiver from investment manager	(44,105)
Reimbursement from investment manager	(181,207)

Net expenses	48,660

NET INVESTMENT INCOME (LOSS)	54,206

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(6,618) of realized gain (loss) from affiliates)	(12,959)
Net distributions of realized gain received from underlying funds ($102,782 received from affiliates)	109,833

Net realized gain (loss)	96,874

Net change in unrealized appreciation (depreciation) on investments ($(416,675) of change in unrealized appreciation (depreciation) from affiliates)	(643,778)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(546,904)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(492,698)

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$54,206	$69,055
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	96,874	147,290
Net change in unrealized appreciation (depreciation) on investments	(643,778)	(191,398)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(492,698)	24,947

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(72,617)	(103,539)
Distributions from net realized capital gains
Class B	(140,781)	(9,181)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(213,398)	(112,720)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 348,180 and 338,027 shares, respectively ]	3,514,078	3,437,332
Capital shares issued in reinvestment of dividends and distributions [ 23,126 and 11,292 shares, respectively ]	213,398	112,720
Capital shares repurchased [ (302,740) and (47,172) shares, respectively ]	(2,988,282)	(478,962)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	739,194	3,071,090

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,098	2,983,317
NET ASSETS:
Beginning of year	7,187,375	4,204,058

End of year (a)	$7,220,473	$7,187,375

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,734	$11,509

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B	2015	2014
Net asset value, beginning of period	$9.93	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07	0.12	0.09
Net realized and unrealized gain (loss) on investments	(0.62)	(0.01)	0.10

Total from investment operations	(0.55)	0.11	0.19

Less distributions:
Dividends from net investment income	(0.09)	(0.15)	(0.14)
Distributions from net realized gains	(0.17)	(0.01)	(0.07)

Total dividends and distributions	(0.26)	(0.16)	(0.21)

Net asset value, end of period	$9.12	$9.93	$9.98

Total return (b)	(5.58)%	1.08%	1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,220	$7,187	$4,204
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.54%	4.93%	3.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.70%	1.18%	5.07	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.21)%	(3.10)%	1.92	%(l)
Portfolio turnover rate (z)^	40%	21%	10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	Since Incept.
Portfolio – Class B Shares*	(5.07)%	(2.86)%
BofA Merrill Lynch Global Broad Market ex. U.S. Index	(6.01)	(5.26)
35% MSCI AC World ex. U.S. (Net) Index / 55% BofA Merrill Lynch Global Broad Market ex. U.S. Index / 10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	(5.06)	(4.25)
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (5.07)% for the year ended December 31, 2015. This compares to the returns of the following broad market benchmarks: BofA Merrill Lynch Global Broad Market ex. U.S. Index and 35% MSCI AC World ex. U.S. (Net) Index / 55% BofA Merrill Lynch Global Broad Market ex. U.S. Index / 10% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned (6.01)% and (5.06)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2015

•

The broad market of international equities and bonds fell over the period, due to concerns over the European economies, China’s growth path and global political-economic unrest. Against this backdrop, the Portfolio had negative returns from its equity and fixed-income holdings for the year. Its holdings in mergers & acquisitions, as well as managed futures, produced positive returns while anything to do with oil or precious metals was negative. The Portfolio nonetheless outperformed its primary broad-based benchmark, due to the impact of several international equity holdings. The Portfolio matched its composite benchmark, comprised of broad-based indexes representing its major asset classes.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Fixed Income	54.9%
Equity	35.1
Alternatives	10.0

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
iShares® JP Morgan USD Emerging Markets Bond ETF	13.6%
iShares International High Yield Bond ETF	10.6
EQ/Global Bond PLUS Portfolio	9.5
EQ/International Equity Index Portfolio	7.6
iShares® International Select Dividend ETF	6.7
SPDR® DB International Government Inflation-Protected Bond ETF	6.6
EQ/Real Estate PLUS Portfolio	6.2
EQ/PIMCO Global Real Return Portfolio	5.8
EQ/MFS International Growth Portfolio	4.4
EQ/Emerging Markets Equity PLUS Portfolio	3.0

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class B
Actual	$1,000.00	$958.44	$2.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.29	2.95

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.58%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA SmartBeta Equity Portfolio‡	31,429	$335,341
EQ/Emerging Markets Equity PLUS Portfolio‡	56,433	415,055
EQ/Global Bond PLUS Portfolio‡	144,921	1,289,654
EQ/International Equity Index Portfolio‡	122,248	1,028,384
EQ/Low Volatility Global ETF Portfolio‡	33,753	334,567
EQ/MFS International Growth Portfolio‡	90,974	593,127
EQ/PIMCO Global Real Return Portfolio‡	85,369	792,355
EQ/Real Estate PLUS Portfolio‡	83,025	846,589
iShares International High Yield Bond ETF	32,530	1,443,356
iShares® Emerging Markets Infrastructure ETF	1,810	49,377
iShares® Global Infrastructure ETF	5,410	194,490
iShares® International Select Dividend ETF	31,820	913,552
iShares® International Treasury Bond ETF	650	58,285
iShares® JP Morgan USD Emerging Markets Bond ETF	17,470	1,847,976
iShares® MSCI EAFE Small-Cap ETF	7,330	366,133
iShares® MSCI Frontier 100 ETF JDR	30	747
Morgan Stanley Institutional Fund, Inc.-Frontier Emerging Markets Portfolio, Institutional Class	16,030	272,186
PIMCO Foreign Bond Fund Unhedged, Institutional Class	26,763	241,938
PowerShares Global Short Term High Yield Bond Portfolio	12,710	294,745
SPDR® DB International Government Inflation-Protected Bond ETF	17,840	899,671

SPDR® S&P Emerging Markets SmallCap ETF	2,280	$85,979
Templeton Emerging Markets Small Cap Fund, Advisor Class	18,722	213,991
Templeton Global Smaller Companies Fund, Advisor Class	27,073	217,127
Vanguard Short-Term Inflation-Protected Securities ETF	3,290	159,072
Vanguard Total International Bond ETF	5,690	300,887

Total Investment Companies (97.7%) (Cost $14,772,576)		13,194,584

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB G10 Currency Harvest Fund*	11,540	269,344

Total Other Exchange Traded Funds (ETFs) (2.0%) (Cost $297,168)		269,344

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	134,622	134,622

Total Short-Term Investment (1.0%) (Cost $134,622)		134,622

Total Investments (100.6%) (Cost $15,204,366)		13,598,550
Other Assets Less Liabilities (-0.6%)		(82,438)

Net Assets (100%)		$13,516,112

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA SmartBeta Equity Portfolio (a)	$110,557	$20,316	$10,478	$335,341	$4,780	$560
EQ/Emerging Markets Equity PLUS Portfolio (b)	137,573	48,756	13,909	415,055	3,896	(27)
EQ/Global Bond PLUS Portfolio (c)	442,031	208,333	70,586	1,289,654	199	305
EQ/International Equity Index Portfolio (d)	347,955	77,488	42,404	1,028,384	27,568	40
EQ/Low Volatility Global ETF Portfolio (e)	108,763	30,073	10,497	334,567	7,157	7,920
EQ/MFS International Growth Portfolio (f)	206,865	41,597	66,500	593,127	4,085	9,506
EQ/PIMCO Global Real Return Portfolio (g)	303,169	48,448	41,862	792,355	4,146	4,296
EQ/Real Estate PLUS Portfolio (h)	301,348	42,350	172,391	846,589	1,757	184

	$1,958,261	$517,361	$428,627	$5,635,072	$53,588	$22,784

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the AXA SmartBeta Equity Portfolio with a value of $208,138 (at a cost of $201,872), representing 20,169 shares of the AXA SmartBeta Equity Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(b)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/Emerging Markets Equity PLUS Portfolio with a value of $270,519 (at a cost of $344,114), representing 36,646 shares of the EQ/Emerging Markets Equity PLUS Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(c)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/Global Bond PLUS Portfolio with a value of $740,703 (at a cost of $789,456), representing 81,988 shares of the EQ/Global Bond PLUS Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(d)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/International Equity Index Portfolio with a value of $660,971 (at a cost of $771,152), representing 78,561 shares of the EQ/International Equity Index Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(e)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/Low Volatility Global ETF Portfolio with a value of $212,831 (at a cost of $213,179), representing 21,325 shares of the EQ/Low Volatility Global ETF Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(f)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/MFS International Growth Portfolio with a value of $406,572 (at a cost of $471,803), representing 63,414 shares of the EQ/MFS International Growth Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(g)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/PIMCO Global Real Return Portfolio with a value of $500,075 (at a cost of $517,398), representing 53,276 shares of the EQ/PIMCO Global Real Return Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(h)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/Real Estate PLUS Portfolio with a value of $657,033 (at a cost of $687,756), representing 66,765 shares of the EQ/Real Estate PLUS Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$6,614,270	$—	$—	$6,614,270
Investment Companies	945,242	5,635,072	—	6,580,314
Other Exchange Traded Funds (ETFs)	269,344	—	—	269,344
Short-Term Investments	134,622	—	—	134,622

Total Assets	$7,963,478	$5,635,072	$—	$13,598,550

Total Liabilities	$—	$—	$—	$—

Total	$7,963,478	$5,635,072	$—	$13,598,550

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,463,545
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,005,457

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,837
Aggregate gross unrealized depreciation	(1,632,441)

Net unrealized depreciation	$(1,611,604)

Federal income tax cost of investments	$15,210,154

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $6,119,426)	$5,635,072
Unaffiliated Issuers (Cost $9,084,940)	7,963,478
Cash	9,966
Receivable from investment manager	25,701
Dividends, interest and other receivables	10,639
Receivable for securities sold	30
Other assets	74

Total assets	13,644,960

LIABILITIES
Distribution fees payable – Class B	2,872
Payable for securities purchased	368
Trustees’ fees payable	314
Payable to Separate Accounts for Trust shares redeemed	31
Accrued expenses	125,263

Total liabilities	128,848

NET ASSETS	$13,516,112

Net assets were comprised of:
Paid in capital	$15,168,901
Accumulated undistributed net investment income (loss)	9,087
Accumulated undistributed net realized gain (loss) on investments	(56,060)
Net unrealized appreciation (depreciation) on investments	(1,605,816)

Net assets	$13,516,112

Class B
Net asset value, offering and redemption price per share, $13,516,112 / 1,526,723 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.85

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015 (ag)

INVESTMENT INCOME
Dividends ($53,588 of dividend income received from affiliates)	$169,313
Interest	12,545

Total income	181,858

EXPENSES
Custodian fees	88,000
Professional fees	57,376
Administrative fees	32,501
Distribution fees – Class B	18,031
Investment management fees	10,819
Printing and mailing expenses	1,249
Trustees’ fees	219
Miscellaneous	586

Gross expenses	208,781
Less: Waiver from investment manager	(43,320)
Reimbursement from investment manager	(121,868)

Net expenses	43,593

NET INVESTMENT INCOME (LOSS)	138,265

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($113 of realized gain (loss) from affiliates)	(40,576)
Net distributions of realized gain received from underlying funds ($22,671 received from affiliates)	32,143

Net realized gain (loss)	(8,433)

Net change in unrealized appreciation (depreciation) on investments ($(408,653) of change in unrealized appreciation (depreciation) from affiliates)	(328,510)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(336,943)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(198,678)

(ag)

On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM International Moderate Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015 (ag)	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$138,265	$115,247
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(8,433)	28,246
Net change in unrealized appreciation (depreciation) on investments	(328,510)	(184,005)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(198,678)	(40,512)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(150,705)	(137,216)
Distributions from net realized capital gains
Class B	(16,277)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(166,982)	(137,216)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 72,783 and 98,292 shares, respectively ]	672,733	984,756
Capital shares issued in connection with merger (Note 9) [ 962,890 and 0 shares, respectively ]	8,571,057	—
Capital shares issued in reinvestment of dividends and distributions [ 18,767 and 14,464 shares, respectively ]	166,982	137,216
Capital shares repurchased [ (32,138) and (14,640) shares, respectively ]	(299,237)	(144,667)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,111,535	977,305

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,745,875	799,577
NET ASSETS:
Beginning of year	4,770,237	3,970,660

End of year (a)	$13,516,112	$4,770,237

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$9,087	$6,976

(ag)  On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM International Moderate Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTERNATIONAL MODERATE PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B	2015	2014
Net asset value, beginning of period	$9.46	$9.77	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18	0.26	0.09
Net realized and unrealized gain (loss) on investments	(0.66)	(0.29)	(0.17)

Total from investment operations	(0.48)	(0.03)	(0.08)

Less distributions:
Dividends from net investment income	(0.10)	(0.28)	(0.11)
Distributions from net realized gains	(0.03)	—	(0.01)
Return of capital	—	—	(0.03)

Total dividends and distributions	(0.13)	(0.28)	(0.15)

Net asset value, end of period	$8.85	$9.46	$9.77

Total return (b)	(5.07)%	(0.29)%	(0.81)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,516	$4,770	$3,971
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.89%	4.19%	3.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	1.91%	2.59%	5.14	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.37)%	(0.95)%	1.91	%(l)
Portfolio turnover rate (z)^	13%	12%	13%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ag)

On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM International Moderate Portfolio.

See Notes to Financial Statements.

CHARTERSM INCOME STRATEGIES PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	Since Incept.
Portfolio – Class B Shares*	(3.46)%	0.39%
Barclays U.S. Aggregate Bond Index	0.55	2.50
25% MSCI AC World (Net) Index / 50% Barclays U.S. Aggregate Bond Index / 25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	(0.13)	1.87
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (3.46)% for the year ended December 31, 2015. This compares to the returns of the following broad market benchmarks: Barclays U.S. Aggregate Bond Index and 25% MSCI AC World (Net) Index / 50% Barclays U.S. Aggregate Bond Index / 25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 0.55%, and (0.13)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2015

•

In 2015, worries of a slowing world economy persisted, and risk aversion generally rose. On an absolute-return basis, both the Portfolio’s equity and bond holdings produced modest losses. In the plus column were sectors including preferred stocks and some high-yield municipal bond holdings. On the negative side of the ledger were dividend-paying non-U.S. stocks, and both global high-grade and high-yield bonds. Alternatives, which include holdings in the oil and precious metals sectors, generally provided a bigger drag on return. Covered calls were positive return producers, while infrastructure, natural resources and energy were negative. The overall Portfolio underperformed its primary benchmark, as well as its composite index of U.S. bonds, global stocks and cash, primarily because its precious metals and oil holdings underperformed the cash index in the composite.

Table by Asset Class (as a percentage of Total Investments) As of December 31, 2015
Fixed Income	47.5%
Alternatives	27.5
Equity	25.0

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/Boston Advisors Equity Income Portfolio	12.3%
Multimanager Core Bond Portfolio	9.0
iShares® Global Infrastructure ETF	8.0
iShares® U.S. Preferred Stock ETF	7.4
PowerShares S&P 500 BuyWrite Portfolio	6.3
EQ/Real Estate PLUS Portfolio	6.0
iShares® International Select Dividend ETF	5.3
EQ/Core Bond Index Portfolio	5.1
EQ/High Yield Bond Portfolio	4.8
iShares® iBoxx $ Investment Grade Corporate Bond ETF	4.0

CHARTERSM INCOME STRATEGIES PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class B
Actual	$1,000.00	$972.29	$2.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.19	3.05

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	13,281	$83,231
BlackRock Global Long/Short Credit Fund, Institutional Class	13,237	129,322
Eaton Vance Floating-Rate Fund, Institutional Class	21,464	180,515
EQ/Boston Advisors Equity Income Portfolio‡	109,041	630,977
EQ/Core Bond Index Portfolio‡	26,646	262,847
EQ/Energy ETF Portfolio‡	9,580	58,701
EQ/Global Bond PLUS Portfolio‡	14,114	125,600
EQ/High Yield Bond Portfolio‡	27,473	246,691
EQ/PIMCO Global Real Return Portfolio‡	11,622	107,865
EQ/Quality Bond PLUS Portfolio‡	11,040	93,422
EQ/Real Estate PLUS Portfolio‡	30,029	306,197
iShares International High Yield Bond ETF	1,160	51,469
iShares® Aaa – A Rated Corporate Bond ETF	2,600	131,534
iShares® Emerging Markets Infrastructure ETF	3,530	96,298
iShares® Floating Rate Bond ETF	1,440	72,634
iShares® Global Infrastructure ETF	11,330	407,313
iShares® iBoxx $ Investment Grade Corporate Bond ETF	1,810	206,358
iShares® International Select Dividend ETF	9,380	269,300
iShares® JP Morgan USD Emerging Markets Bond ETF	1,220	129,052
iShares® U.S. Preferred Stock ETF	9,790	380,341
Multimanager Core Bond Portfolio‡	47,260	460,269
PIMCO Foreign Bond Fund Unhedged, Institutional Class	12,131	109,665
PowerShares Global Short Term High Yield Bond Portfolio	510	11,827

PowerShares S&P 500 BuyWrite Portfolio	15,850	$325,084
SPDR® Barclays Short Term High Yield Bond ETF	1,920	49,325
SPDR® Nuveen S&P High Yield Municipal Bond ETF	2,620	149,471
Vanguard Short-Term Inflation-Protected Securities ETF	310	14,989
Vanguard Total International Bond ETF	400	21,152

Total Investment Companies (100.5%) (Cost $5,603,981)		5,111,449

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	13,564	13,564

Total Short-Term Investment (0.3%) (Cost $13,564)		13,564

Total Investments (100.8%) (Cost $5,617,545)		5,125,013
Other Assets Less Liabilities (-0.8%)		(38,324)

Net Assets (100%)		$5,086,689

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$98,097	$49,417	$39,410	$83,231	$3,203	$803
EQ/Boston Advisors Equity Income Portfolio	823,537	249,785	371,552	630,977	11,841	54,596
EQ/Core Bond Index Portfolio	341,388	83,692	159,944	262,847	4,626	985
EQ/Energy ETF Portfolio	94,809	30,999	48,511	58,701	1,185	1,217
EQ/Global Bond PLUS Portfolio	167,608	28,378	66,916	125,600	55	(959)
EQ/High Yield Bond Portfolio	321,008	70,764	125,755	246,691	15,522	(756)
EQ/PIMCO Global Real Return Portfolio	142,154	26,670	57,846	107,865	1,443	750
EQ/Quality Bond PLUS Portfolio	119,555	21,202	46,560	93,422	1,258	478
EQ/Real Estate PLUS Portfolio	433,360	70,153	194,902	306,197	1,765	4,310
Multimanager Core Bond Portfolio	600,583	127,264	261,741	460,269	10,182	576

	$3,142,099	$758,324	$1,373,137	$2,375,800	$51,080	$62,000

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,316,147	$—	$—	$2,316,147
Investment Companies	419,502	2,375,800	—	2,795,302
Short-Term Investments	13,564	—	—	13,564

Total Assets	$2,749,213	$2,375,800	$—	$5,125,013

Total Liabilities	$—	$—	$—	$—

Total	$2,749,213	$2,375,800	$—	$5,125,013

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,346,352
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,558,883

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,610
Aggregate gross unrealized depreciation	(499,880)

Net unrealized depreciation	$(492,270)

Federal income tax cost of investments	$5,617,283

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,652,546)	$2,375,800
Unaffiliated Issuers (Cost $2,964,999)	2,749,213
Cash	9,902
Receivable from investment manager	13,855
Dividends, interest and other receivables	1,661
Receivable for securities sold	76
Other assets	22

Total assets	5,150,529

LIABILITIES
Distribution fees payable – Class B	1,076
Payable for securities purchased	863
Trustees’ fees payable	142
Accrued expenses	61,759

Total liabilities	63,840

NET ASSETS	$5,086,689

Net assets were comprised of:
Paid in capital	$5,533,154
Accumulated undistributed net investment income (loss)	5,674
Accumulated undistributed net realized gain (loss) on investments	40,393
Net unrealized appreciation (depreciation) on investments	(492,532)

Net assets	$5,086,689

Class B
Net asset value, offering and redemption price per share, $5,086,689 / 556,380 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.14

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($51,080 of dividend income received from affiliates)	$151,128
Interest	26

Total income	151,154

EXPENSES
Custodian fees	84,100
Professional fees	47,823
Administrative fees	32,501
Distribution fees – Class B	13,557
Investment management fees	8,134
Printing and mailing expenses	719
Trustees’ fees	181
Miscellaneous	603

Gross expenses	187,618
Less: Waiver from investment manager	(40,635)
Reimbursement from investment manager	(113,014)

Net expenses	33,969

NET INVESTMENT INCOME (LOSS)	117,185

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($4,793 of realized gain (loss) from affiliates)	(3,568)
Net distributions of realized gain received from underlying funds ($57,207 received from affiliates)	67,651

Net realized gain (loss)	64,083

Net change in unrealized appreciation (depreciation) on investments ($(151,486) of change in unrealized appreciation (depreciation) from affiliates)	(306,865)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(242,782)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(125,597)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$117,185	$157,225
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	64,083	96,801
Net change in unrealized appreciation (depreciation) on investments	(306,865)	(74,802)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(125,597)	179,224

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(128,728)	(191,780)
Distributions from net realized capital gains
Class B	(76,347)	(25,802)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(205,075)	(217,582)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 114,223 and 284,104 shares, respectively ]	1,112,369	2,892,625
Capital shares issued in reinvestment of dividends and distributions [ 22,204 and 21,884 shares, respectively ]	205,075	217,582
Capital shares repurchased [ (255,788) and (41,837) shares, respectively ]	(2,566,992)	(421,941)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,249,548)	2,688,266

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,580,220)	2,649,908
NET ASSETS:
Beginning of year	6,666,909	4,017,001

End of year (a)	$5,086,689	$6,666,909

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$5,674	$10,117

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INCOME STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B	2015	2014
Net asset value, beginning of period	$9.87	$9.76	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21	0.30	0.16
Net realized and unrealized gain (loss) on investments	(0.55)	0.15	(0.18)

Total from investment operations	(0.34)	0.45	(0.02)

Less distributions:
Dividends from net investment income	(0.24)	(0.30)	(0.19)
Distributions from net realized gains	(0.15)	(0.04)	(0.03)

Total dividends and distributions	(0.39)	(0.34)	(0.22)

Net asset value, end of period	$9.14	$9.87	$9.76

Total return (b)	(3.46)%	4.58%	(0.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,087	$6,667	$4,017
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.46%	3.94%	3.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x).	2.16%	2.94%	9.54	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.67)%	(0.36)%	6.33	%(l)
Portfolio turnover rate (z)^	25%	17%	11%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	Since Incept.
Portfolio – Class B Shares*	(4.55)%	(1.00)%
Barclays U.S. Aggregate Bond Index	0.55	2.50
25% MSCI AC World (Net) Index / 50% Barclays U.S. Aggregate Bond Index / 25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	(0.13)	1.87
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (4.55)% for the year ended December 31, 2015. This compares to the returns of the following broad market benchmarks: Barclays U.S. Aggregate Bond Index and 25% MSCI AC World (Net) Index/50% Barclays U.S. Aggregate Bond Index/25% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned 0.55% and (0.13)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2015

•

In 2015, worries of a slowing world economy persisted, and risk aversion generally rose. The Portfolio’s equity and bond holdings produced modest losses. Holdings in the plus column tended to be those that were flat, producing no losses, including a portfolio that buys low-volatility ETFs and several non-U.S. high-yield bond funds. On the negative side were dividend-paying non-U.S. stocks and several global bond funds. Alternatives, which include holdings in the oil and precious metals sectors, generally provided a bigger drag on return. Covered calls were positive return producers, but infrastructure, natural resources and energy were negative. The overall Portfolio underperformed its primary benchmark, as well as its composite index of U.S. bonds, global stocks and cash, primarily because its precious metals and oil holdings underperformed the cash index in the composite.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Fixed Income	45.5%
Alternatives	29.3
Equity	25.2

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
iShares® Floating Rate Bond ETF	15.1%
EQ/Low Volatility Global ETF Portfolio	8.9
EQ/Boston Advisors Equity Income Portfolio	8.8
EQ/PIMCO Global Real Return Portfolio	8.5
EQ/Convertible Securities Portfolio	8.3
iShares® International Select Dividend ETF	7.5
EQ/Real Estate PLUS Portfolio	5.7
iShares® Global Infrastructure ETF	4.4
PIMCO Unconstrained Bond Fund, Institutional Class	4.1
EQ/PIMCO Ultra Short Bond Portfolio	3.5

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class B
Actual	$1,000.00	$961.33	$2.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.17	3.07

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	24,886	$155,965
BlackRock Global Long/Short Credit Fund, Institutional Class	16,101	157,309
Eaton Vance Floating-Rate Fund, Institutional Class	6,898	58,015
EQ/Boston Advisors Equity Income Portfolio‡	90,615	524,349
EQ/Convertible Securities Portfolio‡	50,355	494,347
EQ/Energy ETF Portfolio‡	24,247	148,571
EQ/Global Bond PLUS Portfolio‡	16,199	144,156
EQ/High Yield Bond Portfolio‡	6,847	61,482
EQ/Low Volatility Global ETF Portfolio‡	53,782	533,108
EQ/PIMCO Global Real Return Portfolio‡	54,564	506,436
EQ/PIMCO Ultra Short Bond Portfolio‡	21,566	210,772
EQ/Real Estate PLUS Portfolio‡	33,608	342,693
iShares International High Yield Bond ETF	880	39,046
iShares® Emerging Markets Infrastructure ETF	2,660	72,565
iShares® Floating Rate Bond ETF	17,970	906,407
iShares® Global Infrastructure ETF	7,390	265,670
iShares® International Select Dividend ETF	15,540	446,153
iShares® International Treasury Bond ETF	400	35,868
iShares® JP Morgan USD Emerging Markets Bond ETF	1,440	152,323
PIMCO Unconstrained Bond Fund, Institutional Class	23,753	244,898
PowerShares Global Short Term High Yield Bond Portfolio	260	$6,029
PowerShares S&P 500 BuyWrite Portfolio	5,970	122,445
SPDR® Barclays Short Term High Yield Bond ETF	4,520	116,119
Vanguard Short-Term Inflation-Protected Securities ETF	1,790	86,547
Vanguard Total International Bond ETF	2,130	112,634

Total Investment Companies (99.9%) (Cost $6,571,293)		5,943,907

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	42,343	42,343

Total Short-Term Investment (0.7%) (Cost $42,343)		42,343

Total Investments (100.6%) (Cost $6,613,636)		5,986,250
Other Assets Less Liabilities (-0.6%)		(35,545)

Net Assets (100%)		$5,950,705

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$203,349	$117,267	$113,688	$155,965	$5,975	$(1,799)
EQ/Boston Advisors Equity Income Portfolio	778,067	216,132	406,915	524,349	9,796	44,271
EQ/Convertible Securities Portfolio	737,870	161,434	367,933	494,347	20,370	7,009
EQ/Energy ETF Portfolio	197,508	114,275	116,455	148,571	2,983	(4,566)
EQ/Global Bond PLUS Portfolio	212,196	38,073	102,039	144,156	67	(1,608)
EQ/High Yield Bond Portfolio	88,005	19,424	41,345	61,482	3,854	(70)
EQ/Low Volatility Global ETF Portfolio	795,585	152,736	386,191	533,108	11,474	23,963
EQ/PIMCO Global Real Return Portfolio	758,235	134,879	370,988	506,436	7,302	3,724
EQ/PIMCO Ultra Short Bond Portfolio	315,210	52,706	156,260	210,772	1,546	(643)
EQ/Real Estate PLUS Portfolio	529,280	86,082	266,102	342,693	2,138	3,295

	$4,615,305	$1,093,008	$2,327,916	$3,121,879	$65,505	$73,576

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,361,806	$—	$—	$2,361,806
Investment Companies	460,222	3,121,879	—	3,582,101
Short-Term Investments	42,343	—	—	42,343

Total Assets	$2,864,371	$3,121,879	$—	$5,986,250

Total Liabilities	$—	$—	$—	$—

Total	$2,864,371	$3,121,879	$—	$5,986,250

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,903,845
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,070,769

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(630,957)

Net unrealized depreciation	$(630,957)

Federal income tax cost of investments	$6,617,207

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,462,742)	$3,121,879
Unaffiliated Issuers (Cost $3,150,894)	2,864,371
Cash	18,866
Receivable from investment manager	10,681
Dividends, interest and other receivables	1,383
Other assets	31

Total assets	6,017,211

LIABILITIES
Payable for securities purchased	3,695
Distribution fees payable – Class B	1,261
Trustees’ fees payable	170
Accrued expenses	61,380

Total liabilities	66,506

NET ASSETS	$5,950,705

Net assets were comprised of:
Paid in capital	$6,533,084
Accumulated undistributed net investment income (loss)	12,022
Accumulated undistributed net realized gain (loss) on investments	32,985
Net unrealized appreciation (depreciation) on investments	(627,386)

Net assets	$5,950,705

Class B
Net asset value, offering and redemption price per share, $5,950,705 / 654,247 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.10

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($65,505 of dividend income received from affiliates)	$150,493
Interest	45

Total income	150,538

EXPENSES
Custodian fees	78,600
Professional fees	45,365
Administrative fees	32,500
Distribution fees – Class B	17,994
Investment management fees	10,797
Printing and mailing expenses	963
Trustees’ fees	241
Tax expense	178
Miscellaneous	632

Gross expenses	187,270
Less: Waiver from investment manager	(43,297)
Reimbursement from investment manager	(98,519)

Net expenses	45,454

NET INVESTMENT INCOME (LOSS)	105,084

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($4,717 of realized gain (loss) from affiliates)	(25,062)
Net distributions of realized gain received from underlying funds ($68,859 received from affiliates)	73,310

Net realized gain (loss)	48,248

Net change in unrealized appreciation (depreciation) on investments ($(258,518) of change in unrealized appreciation (depreciation) from affiliates)	(416,462)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(368,214)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(263,130)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$105,084	$164,620
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	48,248	103,833
Net change in unrealized appreciation (depreciation) on investments	(416,462)	(144,614)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(263,130)	123,839

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(115,616)	(207,908)
Distributions from net realized capital gains
Class B	(66,016)	(10,440)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(181,632)	(218,348)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 149,886 and 617,516 shares, respectively ]	1,455,709	6,238,426
Capital shares issued in reinvestment of dividends and distributions [ 19,785 and 22,059 shares, respectively ]	181,632	218,348
Capital shares repurchased [ (388,917) and (172,566) shares, respectively ]	(3,831,662)	(1,772,530)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,194,321)	4,684,244

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,639,083)	4,589,735
NET ASSETS:
Beginning of year	8,589,788	4,000,053

End of year (a)	$5,950,705	$8,589,788

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$12,022	$14,854

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM INTEREST RATE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B	2015	2014
Net asset value, beginning of period	$9.83	$9.84	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14	0.24	0.09
Net realized and unrealized gain (loss) on investments	(0.60)	0.01 †	(0.10)

Total from investment operations	(0.46)	0.25	(0.01)

Less distributions:
Dividends from net investment income	(0.17)	(0.25)	(0.12)
Distributions from net realized gains	(0.10)	(0.01)	(0.03)

Total dividends and distributions	(0.27)	(0.26)	(0.15)

Net asset value, end of period	$9.10	$9.83	$9.84

Total return (b)	(4.55)%	2.51%	(0.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,951	$8,590	$4,000
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.60%	3.19%	3.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.46%	2.37%	5.53	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.51)%	(0.17)%	2.33	%(l)
Portfolio turnover rate (z)^	27%	26%	14%
*	Commencement of Operations.
†	The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MULTI-SECTOR BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	(0.48)%	2.28%	1.39%
Portfolio – Class B Shares	(0.49)	2.22	1.25
Portfolio – Class K Shares*	(0.23)	N/A	1.91
Barclays U.S. Intermediate Government/Credit Bond Index	1.07	2.58	4.04
** Date of inception 8/26/11. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (0.49)% for the year ended December 31, 2015. The Portfolio’s benchmark, the Barclays U.S. Intermediate Government/Credit Bond Index, returned 1.07% over the same period.

Portfolio Highlights

For the year ended December 31, 2015

The Portfolio invests in a variety of government and corporate bond funds, and is designed to provide high total return from both current income and capital appreciation. The global bond market displayed a wide diversity of returns in 2015, with intermediate U.S. government and corporate bonds providing modest returns in a low-interest rate and slow-growth economy. Long governments suffered from anticipation of U.S. Federal Reserve rate hikes. Global bonds fell as the world struggled to assimilate lower expectations for Chinese growth, as well as a lower yuan. Weakness in commodity prices also generally hurt emerging markets. Finally, U.S. high yield bonds were hurt by the weakness in a big sector — oil, and by volatility in the stock market.

Overshadowing all markets was the stronger dollar, which eroded non-U.S. denominated returns in most markets.

In this environment, the Portfolio fell slightly during the year, profiting from its U.S. intermediate-term holdings, but seeing some losses from non-U.S. and high yield sectors. The Portfolio slightly underperformed its benchmark, after a margin for fees, mainly due to its high-yield and global inflation-linked bond investments.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Fixed Income	100.0%

Top Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/Core Bond Index Portfolio	52.0%
EQ/Quality Bond PLUS Portfolio	22.9
EQ/High Yield Bond Portfolio	9.7
EQ/PIMCO Global Real Return Portfolio	4.5
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4.3
AXA/Doubleline Opportunistic Core Plus Bond Portfolio	4.1
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	2.4
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.1

CHARTERSM MULTI-SECTOR BOND PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class A
Actual	$1,000.00	$990.00	$2.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.24	3.00
Class B
Actual	1,000.00	989.92	2.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.24	3.00
Class K
Actual	1,000.00	990.03	1.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.50	1.73

*   Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.59%, 0.59% and 0.34%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA/Doubleline Opportunistic Core Plus Bond Portfolio‡	945,398	$9,085,321
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	955,137	9,331,685
EQ/Core Bond Index Portfolio‡	11,558,282	114,016,447
EQ/High Yield Bond Portfolio‡	2,379,036	21,362,395
EQ/PIMCO Global Real Return Portfolio‡	1,069,712	9,928,543
EQ/Quality Bond PLUS Portfolio‡	5,921,533	50,108,667
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	382,331	5,218,825

Total Investment Companies (100.0%) (Cost $225,432,012)		219,051,883

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	208,183	$208,183

Total Short-Term Investment (0.1%) (Cost $208,183)		208,183

Total Investments (100.1%) (Cost $225,640,195)		219,260,066
Other Assets Less Liabilities (-0.1%)		(172,401)

Net Assets (100%)		$219,087,665

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA/Doubleline Opportunistic Core Plus Bond Portfolio	$—	$9,373,511	$—	$9,085,321	$173,511	$—
EQ/Core Bond Index Portfolio	158,026,617	3,726,596	46,529,136	114,016,447	2,010,789	380,995
EQ/High Yield Bond Portfolio	29,333,803	2,135,782	8,479,109	21,362,395	1,344,462	(225,808)
EQ/PIMCO Global Real Return Portfolio	—	11,234,857	891,786	9,928,543	117,653	52,159
EQ/Quality Bond PLUS Portfolio	52,519,644	2,686,712	4,625,110	50,108,667	678,550	60,500

	$239,880,064	$29,157,458	$60,525,141	$204,501,373	$4,324,965	$267,846

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$14,550,510	$204,501,373	$—	$219,051,883
Short-Term Investments	208,183	—	—	208,183

Total Assets	$14,758,693	$204,501,373	$—	$219,260,066

Total Liabilities	$—	$—	$—	$—

Total	$14,758,693	$204,501,373	$—	$219,260,066

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$49,363,118
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$65,128,049

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,397,434)

Net unrealized depreciation	$(6,397,434)

Federal income tax cost of investments	$225,657,500

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $209,634,232)	$204,501,373
Unaffiliated Issuers (Cost $16,005,963)	14,758,693
Cash	23,228
Dividends, interest and other receivables	18,763
Other assets	768

Total assets	219,302,825

LIABILITIES
Payable for securities purchased	39,151
Distribution fees payable – Class A	32,529
Administrative fees payable	26,826
Investment management fees payable	12,314
Distribution fees payable – Class B	10,919
Trustees’ fees payable	3,477
Accrued expenses	89,944

Total liabilities	215,160

NET ASSETS	$219,087,665

Net assets were comprised of:
Paid in capital	$735,694,144
Accumulated undistributed net investment income (loss)	(5,338)
Accumulated undistributed net realized gain (loss) on investments	(510,221,012)
Net unrealized appreciation (depreciation) on investments	(6,380,129)

Net assets	$219,087,665

Class A
Net asset value, offering and redemption price per share, $152,206,384 / 40,509,708 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.76

Class B
Net asset value, offering and redemption price per share, $51,286,176 / 13,693,281 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.75

Class K
Net asset value, offering and redemption price per share, $15,595,105 / 4,139,323 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.77

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($4,324,965 of dividend income received from affiliates)	$4,685,076
Interest	109

Total income	4,685,185

EXPENSES
Distribution fees – Class A	405,549
Investment management fees	348,412
Administrative fees	343,698
Distribution fees – Class B	132,974
Professional fees	74,351
Printing and mailing expenses	44,848
Custodian fees	43,700
Trustees’ fees	7,451
Miscellaneous	3,769

Gross expenses	1,404,752
Less: Waiver from investment manager	(104,498)

Net expenses	1,300,254

NET INVESTMENT INCOME (LOSS)	3,384,931

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($213,404 of realized gain (loss) from affiliates)	197,598
Net distributions of realized gain received from underlying funds ($54,442 received from affiliates)	436,207

Net realized gain (loss)	633,805

Net change in unrealized appreciation (depreciation) on investments ($(4,011,008) of change in unrealized appreciation (depreciation) from affiliates)	(5,258,278)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,624,473)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,239,542)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,384,931	$6,380,825
Net realized gain (loss) on investments, In-kind transactions, securities sold short, options written, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	633,805	10,407,994
Net change in unrealized appreciation (depreciation) on investments, options written, futures and foreign currency translations	(5,258,278)	(6,942,366)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,239,542)	9,846,453

DIVIDENDS:
Dividends from net investment income
Class A	(2,451,247)	(4,364,312)
Class B	(823,843)	(1,396,700)
Class K	(290,002)	(502,993)

TOTAL DIVIDENDS:	(3,565,092)	(6,264,005)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,536,184 and 2,004,857 shares, respectively ]	5,940,555	7,856,014
Capital shares issued in reinvestment of dividends [ 652,336 and 1,136,694 shares, respectively ]	2,451,247	4,364,312
Capital shares repurchased [ (5,492,936) and (6,233,559) shares, respectively ]	(21,241,404)	(24,441,819)

Total Class A transactions	(12,849,602)	(12,221,493)

Class B
Capital shares sold [ 1,328,635 and 1,554,344 shares, respectively ]	5,119,692	6,067,726
Capital shares issued in reinvestment of dividends [ 219,943 and 364,934 shares, respectively ]	823,843	1,396,700
Capital shares repurchased [ (1,935,723) and (2,233,861) shares, respectively ]	(7,464,371)	(8,730,772)

Total Class B transactions	(1,520,836)	(1,266,346)

Class K
Capital shares sold [ 512,814 and 6,991,348 shares, respectively ]	1,995,288	27,030,628
Capital shares issued in reinvestment of dividends [ 76,971 and 130,665 shares, respectively ]	290,002	502,993
Capital shares repurchased [ (997,325) and (8,657,649) shares, respectively ]	(3,873,763)	(33,675,724)
Capital shares repurchased in-kind (Note 9)[ 0 and (56,954,613) shares, respectively ]	—	(223,038,414)

Total Class K transactions	(1,588,473)	(229,180,517)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,958,911)	(242,668,356)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,763,545)	(239,085,908)
NET ASSETS:
Beginning of year	239,851,210	478,937,118

End of year (a)	$219,087,665	$239,851,210

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(5,338)	$(751)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2015		2014		2013	2012	2011
Net asset value, beginning of year	$3.84		$3.85		$4.04	$3.92	$3.88

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.08		0.08	0.09	0.11
Net realized and unrealized gain (loss) on investments, In-kind transactions, securities sold short, options written, futures and foreign currency transactions	(0.08)		0.01		(0.13)	0.12	0.10

Total from investment operations	(0.02)		0.09		(0.05)	0.21	0.21

Less distributions:
Dividends from net investment income	(0.06)		(0.10)		(0.14)	(0.09)	(0.17)

Net asset value, end of year	$3.76		$3.84		$3.85	$4.04	$3.92

Total return	(0.48)%		2.39%		(1.14)%	5.49%	5.35%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$152,206		$168,386		$180,754	$208,917	$217,288
Ratio of expenses to average net assets:
After waivers (f)	0.58	%(k)	0.77	%(j)	1.00%	0.98%	0.69%
Before waivers (f)	0.62%		0.79%		1.00%	0.98%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.43%		1.93%		2.03%	2.25%	2.67%
Before waivers (f)(x)	1.39%		1.92%		2.03%	2.25%	2.67%
Portfolio turnover rate ^	21%		81	%(h)	189%	204%	186%

	Year Ended December 31,
Class B	2015		2014		2013	2012	2011
Net asset value, beginning of year	$3.83		$3.84		$4.02	$3.91	$3.87

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.08		0.08	0.09	0.10
Net realized and unrealized gain (loss) on investments, In-kind transactions, securities sold short, options written, futures and foreign currency transactions	(0.08)		0.01		(0.12)	0.11	0.10

Total from investment operations	(0.02)		0.09		(0.04)	0.20	0.20

Less distributions:
Dividends from net investment income	(0.06)		(0.10)		(0.14)	(0.09)	(0.16)

Net asset value, end of year	$3.75		$3.83		$3.84	$4.02	$3.91

Total return	(0.49)%		2.39%		(0.92)%	5.23%	5.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$51,286		$53,942		$55,294	$741,031	$706,955
Ratio of expenses to average net assets:
After waivers (f)	0.58	%(k)	0.77	%(j)	1.00%	0.98%	0.94%
Before waivers (f)	0.62%		0.79%		1.00%	0.98%	0.94%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.47%		1.94%		2.04%	2.25%	2.48%
Before waivers (f)(x)	1.42%		1.93%		2.04%	2.25%	2.48%
Portfolio turnover rate ^	21%		81	%(h)	189%	204%	186%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,						August 26, 2011* to December 31, 2011
Class K	2015		2014		2013	2012
Net asset value, beginning of period	$3.85		$3.85		$4.04	$3.92	$4.05

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.09		0.09	0.10	0.04
Net realized and unrealized gain (loss) on investments, In-kind transactions, securities sold short, options written, futures and foreign currency transactions	(0.07)		0.02		(0.12)	0.13	—

Total from investment operations	(0.01)		0.11		(0.03)	0.23	0.04

Less distributions:
Dividends from net investment income	(0.07)		(0.11)		(0.16)	(0.11)	(0.17)

Net asset value, end of period	$3.77		$3.85		$3.85	$4.04	$3.92

Total return (b)	(0.23)%		2.92%		(0.88)%	5.75%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,595		$17,523		$242,889	$236,550	$770,640
Ratio of expenses to average net assets:
After waivers (a)(f)	0.33	%(k)	0.74	%(j)	0.75%	0.73%	0.69%
Before waivers (a)(f)	0.37%		0.76%		0.75%	0.73%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.65%		2.22%		2.28%	2.53%	2.90%
Before waivers (a)(f)(x)	1.61%		2.20%		2.28%	2.53%	2.90%
Portfolio turnover rate ^	21%		81	%(h)	189%	204%	186%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investments strategy resulted in lower portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.31% for Class A, 1.31% for Class B and 1.28% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM REAL ASSETS PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	Since Incept.
Portfolio – Class B Shares*	(11.34)%	(6.63)%
Barclays World Government Inflation-Linked Bond Index	(1.12)	2.26
30% Barclays World Government Inflation-linked Bond Index / 70% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	(0.27)	0.73
* Date of inception 10/30/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (11.34)% for the year ended December 31, 2015. This compares to the returns of the following broad market benchmarks: Barclays World Government Inflation-Linked Bond Index, and 30% Barclays World Government Inflation-Linked Bond Index/70% BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, which returned (1.12)% and (0.27)%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2015

In 2015, worries of a slowing world economy persisted, and risk aversion generally rose. The Portfolio’s bond and alternative holdings fell, mainly due to pressures on oil exploration and production companies, and precious metals. Holdings in the plus column tended to be those that were flat, producing no losses, including a portfolio that buys short-duration inflation-protected securities. On the negative side were the sectors noted above, plus everything from currency funds to infrastructure funds to bond funds. In this market, the overall Portfolio underperformed its primary benchmark. The Portfolio deviated from its composite index of inflation-linked bonds and cash, primarily because its precious metals and oil holdings underperformed the cash component of the composite.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Alternatives	69.2%
Fixed Income	30.8

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/PIMCO Global Real Return Portfolio	25.7%
EQ/Real Estate PLUS Portfolio	12.2
PowerShares DB G10 Currency Harvest Fund	10.2
iShares® Global Infrastructure ETF	9.4
EQ/Energy ETF Portfolio	6.0
PowerShares DB Gold Fund	5.6
AXA Natural Resources Portfolio	5.5
Vanguard Short-Term Inflation-Protected Securities ETF	4.4
iShares® U.S. Oil & Gas Exploration & Production ETF	4.0
PowerShares DB Commodity Index Tracking Fund	2.9

CHARTERSM REAL ASSETS PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class B
Actual	$1,000.00	$909.92	$3.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Natural Resources Portfolio‡	36,533	$228,956
Eaton Vance Diversified Currency Income Fund, Institutional Class	8,815	78,806
EQ/Energy ETF Portfolio‡	40,484	248,065
EQ/PIMCO Global Real Return Portfolio‡	114,714	1,064,717
EQ/Real Estate PLUS Portfolio‡	49,648	506,248
iShares® Emerging Markets Infrastructure ETF	3,230	88,114
iShares® Global Infrastructure ETF	10,860	390,417
iShares® MSCI Global Agriculture Producers ETF	3,570	80,110
iShares® MSCI Global Gold Miners ETF	12,150	66,582
iShares® U.S. Oil & Gas Exploration & Production ETF	3,160	167,196
PIMCO Commodity RealReturn Strategy Fund®, Institutional Class	12,949	81,711
Vanguard Short-Term Inflation-Protected Securities ETF	3,790	183,246

Total Investment Companies (77.6%) (Cost $3,712,597)		3,184,168

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Agriculture Fund*	1,040	21,435
PowerShares DB Base Metals Fund*	7,950	94,446
PowerShares DB Commodity Index Tracking Fund*	9,040	$120,774
PowerShares DB G10 Currency Harvest Fund*	18,070	421,755
PowerShares DB Gold Fund*	6,690	231,875
PowerShares DB Silver Fund*	1,960	42,865

Total Other Exchange Traded Funds (ETFs) (22.7%) (Cost $1,197,051)		933,150

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	29,533	29,533

Total Short-Term Investment (0.7%) (Cost $29,533)		29,533

Total Investments (101.0%) (Cost $4,939,181)		4,146,851
Other Assets Less Liabilities (-1.0%)		(39,365)

Net Assets (100%)		$4,107,486

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)	$194,908	$146,735	$40,662	$228,956	$8,800	$(77)
EQ/Energy ETF Portfolio	203,931	178,766	45,747	248,065	4,997	(3,224)
EQ/PIMCO Global Real Return Portfolio	1,236,395	132,690	261,162	1,064,717	14,800	5,735
EQ/Real Estate PLUS Portfolio	585,548	64,139	131,012	506,248	3,158	2,545

	$2,220,782	$522,330	$478,583	$2,047,986	$31,755	$4,979

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$975,665	$—	$—	$975,665
Investment Companies	160,517	2,047,986	—	2,208,503
Other Exchange Traded Funds (ETFs)	933,150	—	—	933,150
Short-Term Investments	29,533	—	—	29,533

Total Assets	$2,098,865	$2,047,986	$—	$4,146,851

Total Liabilities	$—	$—	$—	$—

Total	$2,098,865	$2,047,986	$—	$4,146,851

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$974,185
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,036,694

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(794,224)

Net unrealized depreciation	$(794,224)

Federal income tax cost of investments	$4,941,075

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,331,318)	$2,047,986
Unaffiliated Issuers (Cost $2,607,863)	2,098,865
Cash	9,995
Receivable from investment manager	14,508
Receivable for securities sold	14
Dividends, interest and other receivables	4
Other assets	16

Total assets	4,171,388

LIABILITIES
Distribution fees payable – Class B	876
Trustees’ fees payable	104
Accrued expenses	62,922

Total liabilities	63,902

NET ASSETS	$4,107,486

Net assets were comprised of:
Paid in capital	$4,942,510
Accumulated undistributed net investment income (loss)	6,659
Accumulated undistributed net realized gain (loss) on investments	(49,353)
Net unrealized appreciation (depreciation) on investments	(792,330)

Net assets	$4,107,486

Class B
Net asset value, offering and redemption price per share, $4,107,486 / 499,718 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.22

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($31,755 of dividend income received from affiliates)	$61,471
Interest	26

Total income	61,497

EXPENSES
Custodian fees	49,800
Professional fees	45,304
Administrative fees	32,500
Distribution fees – Class B	11,432
Investment management fees	6,859
Printing and mailing expenses	704
Trustees’ fees	146
Miscellaneous	586

Gross expenses	147,331
Less: Waiver from investment manager	(39,359)
Reimbursement from investment manager	(78,257)

Net expenses	29,715

NET INVESTMENT INCOME (LOSS)	31,782

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($(1,441) of realized gain (loss) from affiliates)	(41,318)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	6,420

Net realized gain (loss)	(34,898)

Net change in unrealized appreciation (depreciation) on investments ($(216,543) of change in unrealized appreciation (depreciation) from affiliates)	(535,968)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(570,866)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(539,084)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$31,782	$99,785
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(34,898)	15,988
Net change in unrealized appreciation (depreciation) on investments	(535,968)	(135,617)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(539,084)	(19,844)

DIVIDENDS:
Dividends from net investment income
Class B	(39,104)	(123,441)

TOTAL DIVIDENDS:	(39,104)	(123,441)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 46,244 and 119,809 shares, respectively ]	416,988	1,181,269
Capital shares issued in reinvestment of dividends [ 4,723 and 13,149 shares, respectively ]	39,104	123,441
Capital shares repurchased [ (59,529) and (29,328) shares, respectively ]	(527,941)	(290,304)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(71,849)	1,014,406

TOTAL INCREASE (DECREASE) IN NET ASSETS	(650,037)	871,121
NET ASSETS:
Beginning of year	4,757,523	3,886,402

End of year (a)	$4,107,486	$4,757,523

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$6,659	$5,646

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM REAL ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B	2015	2014
Net asset value, beginning of period	$9.36	$9.60	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06	0.23	0.06
Net realized and unrealized gain (loss) on investments	(1.12)	(0.22)	(0.35)

Total from investment operations	(1.06)	0.01	(0.29)

Less distributions:
Dividends from net investment income	(0.08)	(0.25)	(0.07)
Return of capital	—	—	(0.04)

Total dividends and distributions	(0.08)	(0.25)	(0.11)

Net asset value, end of period	$8.22	$9.36	$9.60

Total return (b)	(11.34)%	0.09%	(2.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,107	$4,758	$3,886
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.22%	3.87%	3.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.70%	2.31%	3.44	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.88)%	(0.90)%	0.17	%(l)
Portfolio turnover rate (z)^	21%	14%	15%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM SMALL CAP GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares*	(6.05)%	4.96%	3.83%
Portfolio – Class B Shares	(6.02)	4.89	3.73
Russell 2000® Growth Index	(1.38)	10.67	7.95

*   Date of inception 1/22/08. Returns for Class A shares prior to this period are derived from the historical performance of Class B shares which reflect the effect of 12b-1 fees applicable to Class B shares. Class A shares were not subject to 12b-1 fees prior to January 1, 2012.

    Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (6.02)% for the year ended December 31, 2015. The Portfolio’s benchmark, the Russell 2000® Growth Index returned (1.38)% over the same period.

Portfolio Highlights

For the year ended December 31, 2015

The Portfolio invests in small-cap growth stocks, and is designed to provide high total return. During 2015, the small-cap market underperformed its larger-cap counterpart as investors sought the perceived safety of bigger, established companies as softer economic activity and global financial turmoil drove investors out of risky assets across the board. In addition, the year saw a big swing in favor of growth-style stocks, a factor that also impacted demand for the smallest companies. Overall, momentum sent investors fleeing small-caps without regard for the fundamentals of individual securities, feeding the loss cycle.

In this environment, the Portfolio fell during the year with its holdings in small-cap stocks providing modest negative returns, but its micro-cap portfolio dropping more. The Portfolio underperformed its benchmark, largely due to the small-cap portfolio’s bottom-up, fundamental style of investing, which is out of favor in this market.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Equity	99.8%
Fixed Income	0.2

Top Holdings (as a percentage of Total Investments)
As of December 31, 2015
AXA/Morgan Stanley Small Cap Growth Portfolio	71.9%
AXA/Lord Abbett Micro Cap Portfolio	27.9
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.2

CHARTERSM SMALL CAP GROWTH PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class A
Actual	$1,000.00	$875.54	$2.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.88	2.36
Class B
Actual	1,000.00	875.28	2.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.84	2.39

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.46% and 0.47% respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA/Lord Abbett Micro Cap Portfolio*‡	2,634,655	$23,625,873
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	6,653,211	60,905,902

Total Investment Companies (99.9%) (Cost $79,996,567)		84,531,775

SHORT-TERM INVESTMENT:
Investment Company (0.2%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	177,061	177,061

Total Short-Term Investment (0.2%) (Cost $177,061)		177,061

Total Investments (100.1%) (Cost $80,173,628)		$84,708,836
Other Assets Less Liabilities (-0.1%)		(49,840)

Net Assets (100%)		$84,658,996

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA/Lord Abbett Micro Cap Portfolio	$27,740,835	$3,939,737	$3,537,314	$23,625,873	$—	$3,146,466
AXA/Morgan Stanley Small Cap Growth Portfolio	69,259,218	4,320,419	6,313,744	60,905,902	—	2,619,056

	$97,000,053	$8,260,156	$9,851,058	$84,531,775	$—	$5,765,522

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$84,531,775	$—	$84,531,775
Short-Term Investments	177,061	—	—	177,061

Total Assets	$177,061	$84,531,775	$—	$84,708,836

Total Liabilities	$—	$—	$—	$—

Total	$177,061	$84,531,775	$—	$84,708,836

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,260,156
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,717,171

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$5,912,084
Aggregate gross unrealized depreciation	(1,385,467)

Net unrealized appreciation	$4,526,617

Federal income tax cost of investments	$80,182,219

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $79,996,567)	$84,531,775
Unaffiliated Issuers (Cost $177,061)	177,061
Cash	16,081
Receivable for securities sold	10,803
Dividends, interest and other receivables	22
Other assets	284

Total assets	84,736,026

LIABILITIES
Distribution fees payable – Class B	18,210
Administrative fees payable	6,987
Trustees’ fees payable	1,237
Distribution fees payable – Class A	69
Accrued expenses	50,527

Total liabilities	77,030

NET ASSETS	$84,658,996

Net assets were comprised of:
Paid in capital	$78,961,018
Accumulated undistributed net investment income (loss)	(2,003)
Accumulated undistributed net realized gain (loss) on investments	1,164,773
Net unrealized appreciation (depreciation) on investments	4,535,208

Net assets	$84,658,996

Class A
Net asset value, offering and redemption price per share, $321,744 / 28,522 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.28

Class B
Net asset value, offering and redemption price per share, $84,337,252 / 7,545,276 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.18

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends	$120
Interest	77
Other income	214,512

Total income	214,709

EXPENSES
Distribution fees – Class B	233,313
Investment management fees	140,586
Administrative fees	138,754
Professional fees	65,105
Custodian fees	21,101
Printing and mailing expenses	17,343
Trustees’ fees	3,003
Distribution fees – Class A	995
Miscellaneous	3,369

Gross expenses	623,569
Less: Waiver from investment manager	(193,353)

Net expenses	430,216

NET INVESTMENT INCOME (LOSS)	(215,507)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($866,113 of realized gain (loss) from affiliates)	863,217
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	4,899,409

Net realized gain (loss)	5,762,626

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(10,877,376)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,114,750)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,330,257)

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(215,507)	$(1,348,418)
Net realized gain (loss) on investments, In-kind transactions, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	5,762,626	79,550,831
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(10,877,376)	(102,561,894)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,330,257)	(24,359,481)

DIVIDENDS:
Dividends from net investment income
Class A	(925)	—
Class B	(247,303)	—

TOTAL DIVIDENDS:	(248,228)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 37,630 and 28,669 shares, respectively ]	487,020	339,617
Capital shares issued in reinvestment of dividends [ 81 and 0 shares, respectively ]	925	—
Capital shares repurchased [ (42,631) and (22,428) shares, respectively ]	(492,151)	(257,682)

Total Class A transactions	(4,206)	81,935

Class B
Capital shares sold [ 668,487 and 917,937 shares, respectively ]	7,998,255	10,716,802
Capital shares issued in reinvestment of dividends [ 21,800 and 0 shares, respectively ]	247,303	—
Capital shares repurchased [ (1,248,271) and (2,018,294) shares, respectively ]	(15,085,546)	(23,214,756)

Total Class B transactions	(6,839,988)	(12,497,954)

Class K
Capital shares sold [ 0 and 1,980 shares, respectively ]	—	23,447
Capital shares repurchased [ 0 and (973,305) shares, respectively ]	—	(12,263,751)
Capital shares repurchased in-kind (Note 9)[ 0 and (24,629,622) shares, respectively ]	—	(285,260,921)

Total Class K transactions	—	(297,501,225)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,844,194)	(309,917,244)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,422,679)	(334,276,725)
NET ASSETS:
Beginning of year	97,081,675	431,358,400

End of year (a)	$84,658,996	$97,081,675

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,003)	$(2,047)

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2015		2014		2013	2012	2011
Net asset value, beginning of year	$12.04		$12.37		$8.37	$7.51	$8.88

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03	)(x)	(0.08	)(x)	(0.08)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments, in-kind transactions, futures and foreign currency transactions	(0.70)		(0.25)		4.08	0.90	(1.31)

Total from investment operations	(0.73)		(0.33)		4.00	0.86	(1.37)

Less distributions:
Dividends from net investment income	(0.03)		—		—	—	—

Net asset value, end of year	$11.28		$12.04		$12.37	$8.37	$7.51

Total return	(6.05	)%(aa)	(2.67)%		47.79%	11.45%	(15.43)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$322		$403		$336	$127	$66
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.46	%(k)	0.84	%(j)	1.30%	1.30%	1.02%
After waivers, reimbursements and fees paid indirectly (f)	0.46	%(k)	0.84	%(j)	1.27%	1.30%	1.00%
Before waivers, reimbursements and fees paid indirectly (f)	0.67%		1.00%		1.32%	1.30%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	(0.23	)%(x)(cc)	(0.72	)%(x)	(0.83)%	(0.51)%	(0.69)%
After waivers, reimbursements and fees paid indirectly (f)	(0.23	)%(x)(cc)	(0.72	)%(x)	(0.80)%	(0.51)%	(0.67)%
Before waivers, reimbursements and fees paid indirectly (f)	(0.44	)%(x)(cc)	(0.87	)%(x)	(0.85)%	(0.51)%	(0.70)%
Portfolio turnover rate^	9%		93%		85%	58%	137	%(s)

	Year Ended December 31,
Class B	2015		2014		2013	2012	2011
Net asset value, beginning of year	$11.93		$12.25		$8.29	$7.44	$8.83

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03	)(x)	(0.08	)(x)	(0.08)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments, in-kind transactions, futures and foreign currency transactions	(0.69)		(0.24)		4.04	0.89	(1.32)

Total from investment operations	(0.72)		(0.32)		3.96	0.85	(1.39)

Less distributions:
Dividends from net investment income	(0.03)		—		—	—	—

Net asset value, end of year	$11.18		$11.93		$12.25	$8.29	$7.44

Total return	(6.02	)%(bb)	(2.61)%		47.77%	11.42%	(15.74)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$84,337		$96,679		$112,748	$255,737	$256,026
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.46	%(k)	0.85	%(j)	1.30%	1.30%	1.27	%(c)
After waivers, reimbursements and fees paid indirectly (f)	0.46	%(k)	0.85	%(j)	1.27%	1.30%	1.25%
Before waivers, reimbursements and fees paid indirectly (f)	0.67%		1.00%		1.32%	1.30%	1.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	(0.23	)%(x)(dd)	(0.72	)%(x)	(0.85)%	(0.54)%	(0.86)%
After waivers, reimbursements and fees paid indirectly (f)	(0.23	)%(x)(dd)	(0.72	)%(x)	(0.84)%	(0.54)%	(0.84)%
Before waivers, reimbursements and fees paid indirectly (f)	(0.44	)%(x)(dd)	(0.88	)%(x)	(0.86)%	(0.54)%	(0.87)%
Portfolio turnover rate^	9%		93%		85%	58%	137	%(s)

See Notes to Financial Statements.

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2014 to April 17, 2014+		Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K			2013	2012
Net asset value, beginning of period	$12.43		$8.39	$7.51	$7.40

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02	)(x)	(0.06)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments, in-kind transactions, futures and foreign currency transactions	(0.83)		4.10	0.90	0.12

Total from investment operations	(0.85)		4.04	0.88	0.11

Net asset value, end of period	$11.58		$12.43	$8.39	$7.51

Total return (b)	(6.84)%		48.15%	11.72%	1.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$318,274	$240,397	$293,821
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.06%		1.05%	1.05%	1.04%
After waivers, reimbursements and fees paid indirectly (a)	1.06%		1.02%	1.05%	1.02%
Before waivers, reimbursements and fees paid indirectly (a)	1.08%		1.07%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.67)%		(0.59)%	(0.29)%	(0.42)%
After waivers, reimbursements and fees paid indirectly (a)	(0.67)%		(0.57)%	(0.29)%	(0.40)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.69)%		(0.61)%	(0.30)%	(0.42)%
Portfolio turnover rate^	93%		85%	58%	137	%(s)
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.86% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.45% for Class A and 1.45% for Class B.
(s)	Higher rate than normal due to advisor changes during the year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.21)%.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.18)%.
(cc)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.46)% after waivers and reimbursements, (0.46)% after waivers, reimbursements and fees paid indirectly and (0.67)% before waivers, reimbursements and fees paid indirectly.
(dd)	Includes income resulting from litigation income. Without this income, the ratios would have been (0.46)% after waivers and reimbursements, (0.46)% after waivers, reimbursements and fees paid indirectly and (0.67)% before waivers, reimbursements and fees paid indirectly.

See Notes to Financial Statements.

CHARTERSM SMALL CAP VALUE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	(13.14)%	4.61%	2.65%
Portfolio – Class B Shares	(13.13)	4.58	2.50
Russell 2000® Value Index	(7.47)	7.67	5.57
Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

On April 21, 2014, the Multimanager Small Cap Value Portfolio was converted into the Charter Small Cap Value Portfolio. Prior to April 21, 2014, the Portfolio invested directly in securities, rather than pursuing a “Fund of Funds” strategy.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (13.13)% for the year ended December 31, 2015. The Portfolio’s benchmark, the Russell 2000® Value Index returned (7.47)% over the same period.

Portfolio Highlights

For the year ended December 31, 2015

The Portfolio invests in small-cap value stocks, and is designed to provide high total return. During 2015, the small-cap market underperformed its larger-cap counterpart as investors sought the perceived safety of bigger, established companies as softer economic activity and global financial turmoil drove investors out of risky assets across the board. In addition, the year saw a big swing in favor of growth-style stocks, a factor that also impacted demand for the smallest companies. Overall, momentum sent investors fleeing small-caps without regard for the fundamentals of individual securities, feeding the loss cycle.

In this environment, the Portfolio fell during the year, largely due to its holdings in the AXA/Pacific Global Small Cap Value Portfolio, which held overweighted positions in the Industrials and Energy sectors. Investment in the EQ/GAMCO Small Company Value Portfolio contributed positively to overall performance while the AXA/Horizon Small Cap Value Portfolio underperformed the benchmark by a small margin.

Based on this performance, the Portfolio underperformed its benchmark.

Table by Asset Class (as a percentage of Total Investments) As of December 31, 2015
Equity	99.9%
Fixed Income	0.1

Top Holdings (as a percentage of Total Investments) As of December 31, 2015
AXA/Horizon Small Cap Value Portfolio	40.5%
AXA/Pacific Global Small Cap Value Portfolio	36.9
EQ/GAMCO Small Company Value Portfolio	21.6
Snow Capital Small Cap Value Fund, Institutional Class	0.9
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.1

CHARTERSM SMALL CAP VALUE PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class A
Actual	$1,000.00	$863.54	$2.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.73	2.51
Class B
Actual	1,000.00	863.63	2.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.72	2.51

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.49% and 0.49% respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
AXA/Horizon Small Cap Value Portfolio‡	7,432,367	$63,480,362
AXA/Pacific Global Small Cap Value Portfolio‡	8,098,870	57,936,549
EQ/GAMCO Small Company Value Portfolio‡	688,061	33,890,443
Snow Capital Small Cap Value Fund, Institutional Class	56,005	1,456,133

Total Investment Companies (100.0%) (Cost $155,557,468)		156,763,487

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	147,460	$147,460

Total Short-Term Investment (0.1%) (Cost $147,460)		147,460

Total Investments (100.1%) (Cost $155,704,928)		156,910,947
Other Assets Less Liabilities (-0.1%)		(106,157)

Net Assets (100%)		$156,804,790

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA/Horizon Small Cap Value Portfolio	$93,716,537	$8,410,686	$24,405,667	$63,480,362	$396,092	$6,752,371
AXA/Pacific Global Small Cap Value Portfolio	88,225,435	6,815,245	20,060,860	57,936,549	219,346	1,928,484
EQ/GAMCO Small Company Value Portfolio	—	35,781,100	—	33,890,443	272,975	1,508,125

	$181,941,972	$51,007,031	$44,466,527	$155,307,354	$888,413	$10,188,980

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

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CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,456,133	$155,307,354	$—	$156,763,487
Short-Term Investments	147,460	—	—	147,460

Total Assets	$1,603,593	$155,307,354	$—	$156,910,947

Total Liabilities	$—	$—	$—	$—

Total	$1,603,593	$155,307,354	$—	$156,910,947

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivative contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$52,762,906
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$49,596,571

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,731,618
Aggregate gross unrealized depreciation	(4,545,343)

Net unrealized appreciation	$1,186,275

Federal income tax cost of investments	$155,724,672

See Notes to Financial Statements.

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CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $153,807,238)	$155,307,354
Unaffiliated Issuers (Cost $1,897,690)	1,603,593
Cash	28,523
Dividends, interest and other receivables	15
Other assets	584

Total assets	156,940,069

LIABILITIES
Distribution fees payable – Class B	31,335
Administrative fees payable	19,415
Trustees’ fees payable	12,929
Investment management fees payable	5,967
Payable for securities purchased	3,621
Distribution fees payable – Class A	2,533
Accrued expenses	59,479

Total liabilities	135,279

NET ASSETS	$156,804,790

Net assets were comprised of:
Paid in capital	$416,572,771
Accumulated undistributed net investment income (loss)	(4,039)
Accumulated undistributed net realized gain (loss) on investments	(260,969,961)
Net unrealized appreciation (depreciation) on investments	1,206,019

Net assets	$156,804,790

Class A
Net asset value, offering and redemption price per share, $11,735,439 / 887,139 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.23

Class B
Net asset value, offering and redemption price per share, $145,069,351 / 10,959,186 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.24

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$888,413
Interest	61

Total income	888,474

EXPENSES
Distribution fees – Class B	392,336
Investment management fees	255,564
Administrative fees	252,186
Professional fees	66,824
Distribution fees – Class A	33,602
Printing and mailing expenses	26,503
Custodian fees	21,800
Trustees’ fees	5,532
Miscellaneous	2,918

Gross expenses	1,057,265
Less: Waiver from investment manager	(256,227)

Net expenses	801,038

NET INVESTMENT INCOME (LOSS)	87,436

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($5,130,044 of realized gain (loss) from affiliates)	5,199,977
Net distributions of realized gain received from underlying funds ($5,058,936 received from affiliates)	5,064,811

Net realized gain (loss)	10,264,788

Net change in unrealized appreciation (depreciation) on investments ($(33,175,122) of change in unrealized appreciation (depreciation) from affiliates)	(33,469,219)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(23,204,431)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,116,995)

See Notes to Financial Statements.

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CHARTERSM SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$87,436	$(616,048)
Net realized gain (loss) on investments, In-kind transactions, futures, foreign currency transactions and net distributions of realized gain received from underlying funds	10,264,788	57,685,180
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(33,469,219)	(68,590,581)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(23,116,995)	(11,521,449)

DIVIDENDS:
Dividends from net investment income
Class A	(69,196)	(25,872)
Class B	(854,782)	(299,217)

TOTAL DIVIDENDS:	(923,978)	(325,089)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 36,818 and 37,761 shares, respectively ]	545,295	594,769
Capital shares issued in reinvestment of dividends [ 5,148 and 1,692 shares, respectively ]	69,196	25,872
Capital shares repurchased [ (101,215) and (151,515) shares, respectively ]	(1,502,082)	(2,381,967)

Total Class A transactions	(887,591)	(1,761,326)

Class B
Capital shares sold [ 1,133,034 and 673,726 shares, respectively ]	16,087,658	10,606,380
Capital shares issued in reinvestment of dividends [ 63,550 and 19,555 shares, respectively ]	854,782	299,217
Capital shares repurchased [ (1,165,210) and (1,765,960) shares, respectively ]	(17,198,705)	(27,940,657)

Total Class B transactions	(256,265)	(17,035,060)

Class K
Capital shares sold [ 0 and 676 shares, respectively ]	—	10,124
Capital shares repurchased [ 0 and (184,987) shares, respectively ]	—	(2,903,382)
Capital shares repurchased in-kind (Note 9)[ 0 and (6,815,620) shares, respectively ]	—	(108,994,006)

Total Class K transactions	—	(111,887,264)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,143,856)	(130,683,650)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(25,184,829)	(142,530,188)
NET ASSETS:
Beginning of year	181,989,619	324,519,807

End of year (a)	$156,804,790	$181,989,619

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(4,039)	$(4,110)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2015		2014		2013	2012	2011
Net asset value, beginning of year	$15.32		$16.17		$11.40	$9.81	$10.79

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#(x)	(0.05	)(x)	0.09	0.04	0.01
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(2.01)		(0.77)		4.76	1.61	(0.96)

Total from investment operations	(2.01)		(0.82)		4.85	1.65	(0.95)

Less distributions:
Dividends from net investment income	(0.08)		(0.03)		(0.08)	(0.06)	(0.03)

Net asset value, end of year	$13.23		$15.32		$16.17	$11.40	$9.81

Total return	(13.14)%		(5.09)%		42.56%	16.87%	(8.79)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$11,735		$14,496		$17,119	$12,577	$11,573
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.47	%(k)	0.85	%(j)	1.30%	1.30%	1.02%
After waivers, reimbursements and fees paid indirectly (f)	0.47	%(k)	0.85	%(j)	1.30%	1.30%	1.01%
Before waivers, reimbursements and fees paid indirectly (f)	0.62%		0.93%		1.33%	1.30%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.03	%(x)	(0.31	)%(x)	0.62%	0.37%	0.12%
After waivers, reimbursements and fees paid indirectly (f)	0.03	%(x)	(0.31	)%(x)	0.62%	0.37%	0.12%
Before waivers, reimbursements and fees paid indirectly (f)	(0.13	)%(x)	(0.39	)%(x)	0.59%	0.37%	0.11%
Portfolio turnover rate^	29%		47%		17%	14%	63%

	Year Ended December 31,
Class B	2015		2014		2013	2012	2011
Net asset value, beginning of year	$15.33		$16.18		$11.41	$9.81	$10.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(x)	(0.05	)(x)	0.02	0.04	—	#
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(2.02)		(0.77)		4.83	1.62	(0.97)

Total from investment operations	(2.01)		(0.82)		4.85	1.66	(0.97)

Less distributions:
Dividends from net investment income	(0.08)		(0.03)		(0.08)	(0.06)	(0.01)

Net asset value, end of year	$13.24		$15.33		$16.18	$11.41	$9.81

Total return	(13.13)%		(5.08)%		42.52%	16.97%	(9.01)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$145,069		$167,494		$194,185	$531,314	$508,540
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.47	%(k)	0.85	%(j)	1.30%	1.30%	1.27%
After waivers, reimbursements and fees paid indirectly (f)	0.47	%(k)	0.85	%(j)	1.30%	1.30%	1.26	%(c)
Before waivers, reimbursements and fees paid indirectly (f)	0.62%		0.93%		1.33%	1.30%	1.28%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	0.05	%(x)	(0.31	)%(x)	0.13%	0.36%	—	%‡‡
After waivers, reimbursements and fees paid indirectly (f)	0.05	%(x)	(0.31	)%(x)	0.13%	0.36%	—	%‡‡
Before waivers, reimbursements and fees paid indirectly (f)	(0.10	)%(x)	(0.39	)%(x)	0.12%	0.36%	(0.01)%
Portfolio turnover rate^	29%		47%		17%	14%	63%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2014 to April 17, 2014+		Year Ended December 31,		August 26, 2011* to December 31, 2011
Class K			2013	2012
Net asset value, beginning of period	$16.17		$11.40	$9.81	$9.38

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#(x)	0.11	0.06	0.02
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(0.18)		4.78	1.62	0.44

Total from investment operations	(0.18)		4.89	1.68	0.46

Less distributions:
Dividends from net investment income	—		(0.12)	(0.09)	(0.03)

Net asset value, end of period	$15.99		$16.17	$11.40	$9.81

Total return (b)	(1.11)%		42.92%	17.16%	4.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$113,216	$96,562	$149,921
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.09%		1.05%	1.05%	1.04%
After waivers, reimbursements and fees paid indirectly (a)	1.09%		1.05%	1.05%	1.04%
Before waivers, reimbursements and fees paid indirectly (a)	1.12%		1.08%	1.05%	1.04%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.05)%		0.81%	0.56%	0.60%
After waivers, reimbursements and fees paid indirectly (a)	(0.05)%		0.81%	0.56%	0.60%
Before waivers, reimbursements and fees paid indirectly (a)	(0.08)%		0.78%	0.56%	0.60%
Portfolio turnover rate^	47%		17%	14%	63%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expenses.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.85% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursement would be 1.45% for Class A and 1.45% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	Since Incept.
Portfolio – Class B Shares*	(9.50)%	(5.01)%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.05	0.05
S&P 500 Index	1.38	9.32
CharterSM Alternative 100 Moderate Composite Index	(9.89)	(5.26)
* Date of inception 10/30/13, except for the Composite Index, which uses 10/31/13. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (9.50)% for the year ended December 31, 2015. This compares to the returns of the following broad market benchmarks: BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and S&P 500 Index which returned 0.05% and 1.38%, respectively, over the same period.

Portfolio Highlights

For the year ended December 31, 2015

•

In 2015, alternative strategies provided flat or negative returns, although merger activity in the U.S. boosted that area, and covered calls provided a nice cushion against losses. Alternative sectors were generally flat or slightly positive with a big caveat: anything to do with gold or oil was dramatically lower. The Portfolio’s oil and metals holdings were largely responsible for the underperformance versus benchmark.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Alternatives	99.5%
Fixed Income	0.5

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/GAMCO Mergers and Acquisitions Portfolio	14.3%
PowerShares DB G10 Currency Harvest Fund	10.8
EQ/Real Estate PLUS Portfolio	10.7
EQ/Convertible Securities Portfolio	10.6
iShares® Global Infrastructure ETF	8.0
PowerShares DB Gold Fund	5.5
AXA Natural Resources Portfolio	5.2
PowerShares Multi-Strategy Alternative Portfolio	4.8
EQ/Energy ETF Portfolio	4.6
iShares® U.S. Oil & Gas Exploration & Production ETF	4.4

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class B
Actual	$1,000.00	$920.45	$3.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

*   Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.65%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ALPS Red Rocks – Listed Private Equity Fund, Institutional Class	21,574	$132,250
AQR Managed Futures Strategy, Institutional Class	39,442	401,518
AXA Natural Resources Portfolio‡	107,105	671,243
BlackRock Global Long/Short Credit Fund, Institutional Class	46,860	457,821
EQ/Convertible Securities Portfolio‡	138,655	1,361,218
EQ/Energy ETF Portfolio‡	96,177	589,322
EQ/GAMCO Mergers and Acquisitions Portfolio*‡	144,571	1,843,689
EQ/Real Estate PLUS Portfolio‡	134,949	1,376,046
Franklin K2 Alternative Strategies Fund, Advisor Class	15,453	164,569
iShares® Emerging Markets Infrastructure ETF	9,280	253,158
iShares® Global Infrastructure ETF	28,760	1,033,922
iShares® MSCI Global Agriculture Producers ETF	8,230	184,680
iShares® MSCI Global Gold Miners ETF	30,650	167,962
iShares® U.S. Oil & Gas Exploration & Production ETF	10,660	564,021
PowerShares Multi-Strategy Alternative Portfolio*	28,050	623,271
WisdomTree Managed Futures Strategy Fund*	1,550	65,208

Total Investment Companies (77.4%) (Cost $11,520,096)		9,889,898

OTHER EXCHANGE TRADED FUNDS (ETFs):
PowerShares DB Agriculture Fund*	3,120	64,303
PowerShares DB Base Metals Fund*	20,820	$247,342
PowerShares DB Commodity Index Tracking Fund*	29,270	391,047
PowerShares DB G10 Currency Harvest Fund*	59,470	1,388,030
PowerShares DB Gold Fund*	20,385	706,544
PowerShares DB Silver Fund*	5,070	110,881

Total Other Exchange Traded Funds (ETFs) (22.8%) (Cost $3,778,202)		2,908,147

SHORT-TERM INVESTMENT:
Investment Company (0.5%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	67,157	67,157

Total Short-Term Investment (0.5%) (Cost $67,157)		67,157

Total Investments (100.7%) (Cost $15,365,455)		12,865,202
Other Assets Less Liabilities (-0.7%)		(84,334)

Net Assets (100%)		$12,780,868

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
AXA Natural Resources Portfolio (a)(b)	$378,496	$264,316	$304,509	$671,243	$25,752	$4,429
EQ/Convertible Securities Portfolio (c)	792,031	259,982	410,260	1,361,218	50,596	8,834
EQ/Energy ETF Portfolio (d)	386,700	142,429	214,870	589,322	11,865	2,067
EQ/GAMCO Mergers and Acquisitions Portfolio (e)	1,453,811	548,669	1,044,985	1,843,689	—	75,060
EQ/Real Estate PLUS Portfolio (f)	805,416	263,778	468,510	1,376,046	3,919	9,542

	$3,816,454	$1,479,174	$2,443,134	$5,841,518	$92,132	$99,932

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.
(a)	Formerly known as EQ/Natural Resources PLUS Portfolio.
(b)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the AXA Natural Resources Portfolio with a value of $445,601 (at a cost of $661,690), representing 67,737 shares of the AXA Natural Resources Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(c)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/Convertible Securities Portfolio with a value of $779,335 (at a cost of $781,986), representing 77,743 shares of the EQ/Convertible Securities Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(d)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/Energy ETF Portfolio with a value of $369,559 (at a cost of $571,581), representing 57,583 shares of the EQ/Energy ETF Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

(e)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/GAMCO Mergers and Acquisitions Portfolio with a value of $890,657 (at a cost of $937,985), representing 68,773 shares of the EQ/GAMCO Mergers and Acquisitions Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.
(f)	After the close of business on September 25, 2015, the Portfolio acquired Class K shares of the EQ/Real Estate PLUS Portfolio with a value of $760,586 (at a cost of $789,520), representing 77,288 shares of the EQ/Real Estate PLUS Portfolio as part of a nontaxable merger. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$2,892,222	$—	$—	$2,892,222
Investment Companies	1,156,158	5,841,518	—	6,997,676
Other Exchange Traded Funds (ETFs)	2,908,147	—	—	2,908,147
Short-Term Investments	67,157	—	—	67,157

Total Assets	$7,023,684	$5,841,518	$—	$12,865,202

Total Liabilities	$—	$—	$—	$—

Total	$7,023,684	$5,841,518	$—	$12,865,202

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,682,775
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,101,111

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,603
Aggregate gross unrealized depreciation	(2,557,977)

Net unrealized depreciation	$(2,553,374)

Federal income tax cost of investments	$15,418,576

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $6,748,296)	$5,841,518
Unaffiliated Issuers (Cost $8,617,159)	7,023,684
Cash	19,814
Receivable from investment manager	23,558
Receivable for securities sold	98
Dividends, interest and other receivables	7
Other assets	105

Total assets	12,908,784

LIABILITIES
Distribution fees payable – Class B	2,730
Trustees’ fees payable	413
Accrued expenses	124,773

Total liabilities	127,916

NET ASSETS	$12,780,868

Net assets were comprised of:
Paid in capital	$15,318,655
Accumulated undistributed net investment income (loss)	15,164
Accumulated undistributed net realized gain (loss) on investments	(52,698)
Net unrealized appreciation (depreciation) on investments	(2,500,253)

Net assets	$12,780,868

Class B
Net asset value, offering and redemption price per share, $12,780,868 / 1,529,637 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.36

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015 (ag)

INVESTMENT INCOME
Dividends ($92,132 of dividend income received from affiliates)	$157,123
Interest	19,396

Total income	176,519

EXPENSES
Custodian fees	75,800
Professional fees	57,407
Administrative fees	32,500
Distribution fees – Class B	21,403
Investment management fees	12,842
Printing and mailing expenses	1,380
Tax expense	540
Trustees’ fees	275
Miscellaneous	622

Gross expenses	202,769
Less: Waiver from investment manager	(45,342)
Reimbursement from investment manager	(101,123)

Net expenses	56,304

NET INVESTMENT INCOME (LOSS)	120,215

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments ($13,496 of realized gain (loss) from affiliates)	19,650
Net distributions of realized gain received from underlying funds ($86,436 received from affiliates)	100,073

Net realized gain (loss)	119,723

Net change in unrealized appreciation (depreciation) on investments ($(753,738) of change in unrealized appreciation (depreciation) from affiliates)	(815,215)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(695,492)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(575,277)

(ag)

On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM Alternative 100 Moderate Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015 (ag)	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$120,215	$77,987
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	119,723	111,813
Net change in unrealized appreciation (depreciation) on investments	(815,215)	(310,166)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(575,277)	(120,366)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(185,335)	(138,373)
Distributions from net realized capital gains
Class B	(123,957)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(309,292)	(138,373)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 228,623 and 385,137 shares, respectively ]	2,128,331	3,864,484
Capital shares issued in connection with merger (Note 9) [ 859,895 and 0 shares, respectively ]	7,365,800	—
Capital shares issued in reinvestment of dividends and distributions [ 36,490 and 14,465 shares, respectively ]	309,292	138,373
Capital shares repurchased [ (405,905) and (27,726) shares, respectively ]	(3,871,760)	(279,035)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,931,663	3,723,822

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,047,094	3,465,083
NET ASSETS:
Beginning of year	7,733,774	4,268,691

End of year (a)	$12,780,868	$7,733,774

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,164	$26,673

(ag)  On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM Alternative 100 Moderate Portfolio.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM ALTERNATIVE 100 MODERATE PORTFOLIO (ag)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,		October 30, 2013* to December 31, 2013
Class B	2015	2014
Net asset value, beginning of period	$9.54	$9.73	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13	0.13	0.07
Net realized and unrealized gain (loss) on investments	(1.04)	(0.15)	(0.17)

Total from investment operations	(0.91)	(0.02)	(0.10)

Less distributions:
Dividends from net investment income	(0.13)	(0.17)	(0.14)
Distributions from net realized gains	(0.14)	—	(0.02)
Return of capital	—	—	(0.01)

Total dividends and distributions	(0.27)	(0.17)	(0.17)

Net asset value, end of period	$8.36	$9.54	$9.73

Total return (b)	(9.50)%	(0.16)%	(1.01)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,781	$7,734	$4,269
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.66%**	0.65%	0.65%
Before waivers and reimbursements (a)(f)	2.36%	3.01%	3.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.40%	1.27%	4.13	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.31)%	(1.09)%	0.96	%(l)
Portfolio turnover rate (z)^	30%	13%	7%
*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(ag)

On September 25, 2015, this Portfolio received, through a merger transaction, the assets and liabilities of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended September 25, 2015 represents the results of operations of the CharterSM Alternative 100 Moderate Portfolio.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	(1.88)%	4.43%	3.10%
Portfolio – Class K Shares**	(1.64)	N/A	6.43
S&P Target Date 2015 Index†	(0.16)	5.76	4.82
S&P 500 Index††	1.38	12.57	7.20
Barclays U.S. Aggregate Bond Index††	0.55	3.25	4.60
MSCI EAFE® Index††	(0.81)	3.60	1.78

*   Date of inception 8/31/06.

** Date of inception 12/1/11.

†  In 2015, this benchmark, the S&P Target Date 2015 Index, replaced the benchmarks denoted by “††.” The Investment Manager believes the S&P Target Date 2015 Index is more relevant to the Portfolio’s investment strategies.

    Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (1.88)% for the year ended December 31, 2015. The Portfolio’s benchmark, the S&P Target Date 2015 Index, returned (0.16)% over the same period.

Portfolio Highlights

For the year ended December 31, 2015

•

As of 12/31/2015, the Portfolio’s equity allocation (as a percentage of market value excluding cash) consisted of large cap growth stocks (10.4%), large cap value stocks (9.5%), mid cap stocks (9.0%), small cap stocks (3.5%), international stocks (13.9%) and emerging market stocks (4.7%).

•	As of 12/31/2015, the Portfolio’s fixed income allocation (as a percentage of market value excluding cash) consisted of investment grade bonds (42.6%) and high yield bonds (6.5%).

•

The Portfolio’s performance is typically driven by the percentage allocations in each sector and how the individual market sectors performed. In 2015, U.S. equities continued to be volatile, finishing the year with a modest positive total return. Developed-world international stocks fared better, as financial turmoil in Europe abated and the outlook for Japan improved — but most of the gains were reversed when local currencies were converted back to a soaring U.S. dollar. A basket of U.S. government and corporate bonds eked out a positive return, despite the impact of higher interest rates on bond prices toward the end of the year.

•

In this environment, the Portfolio’s allocation to U.S. equity provided the biggest contribution to returns, especially an S&P 500 Index fund and, to a lesser extent, a multi-manager fund with an aggressive growth style of investing. Offsetting these gains were international equity funds and a small weighting to emerging markets equity, which was hurt by both currency action and the fallout from China’s economic slowdown. The Portfolio’s fixed-income weighting benefitted from intermediate bond holdings, but its high-yield and global bond allocations dragged returns from this asset class into negative territory.

•	In 2015, the Portfolio underperformed its benchmark by a small margin, mainly attributable to the emerging markets holdings, after accounting for fees.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Equity	51.1%
Fixed Income	48.9

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/Equity 500 Index Portfolio	22.8%
EQ/Core Bond Index Portfolio	21.5
EQ/International Equity Index Portfolio	11.8
EQ/Global Bond PLUS Portfolio	7.3
EQ/Quality Bond PLUS Portfolio	6.6
EQ/High Yield Bond Portfolio	6.5
EQ/PIMCO Ultra Short Bond Portfolio	6.3
EQ/Emerging Markets Equity PLUS Portfolio	4.4
EQ/BlackRock Basic Value Equity Portfolio	2.7
EQ/MFS International Growth Portfolio	2.1

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class B
Actual	$1,000.00	$966.95	$2.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06
Class K
Actual	1,000.00	968.29	1.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	86,818	$1,727,586
EQ/Core Bond Index Portfolio‡	1,383,813	13,650,592
EQ/Emerging Markets Equity PLUS Portfolio‡	381,510	2,805,959
EQ/Equity 500 Index Portfolio‡	420,071	14,475,197
EQ/Global Bond PLUS Portfolio‡	519,369	4,621,862
EQ/High Yield Bond Portfolio‡	458,776	4,119,546
EQ/International Equity Index Portfolio‡	891,392	7,498,626
EQ/MFS International Growth Portfolio‡	203,862	1,329,124
EQ/PIMCO Ultra Short Bond Portfolio‡	412,380	4,030,270
EQ/Quality Bond PLUS Portfolio‡	493,153	4,173,118
EQ/Small Company Index Portfolio‡	116,531	1,176,865
Multimanager Aggressive Equity Portfolio‡	24,708	1,130,531
Multimanager Mid Cap Growth Portfolio*‡	143,577	1,238,809

Multimanager Mid Cap Value Portfolio‡	84,235	$1,117,177

Total Investment Companies (99.3%) (Cost $56,737,751)		63,095,262

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	426,608	426,608

Total Short-Term Investment (0.7%) (Cost $426,608)		426,608

Total Investments (100.0%) (Cost $57,164,359)		63,521,870
Other Assets Less Liabilities (0.0%)		3,752

Net Assets (100%)		$63,525,622

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,636,720	$827,644	$610,099	$1,727,586	$28,419	$18,487
EQ/Core Bond Index Portfolio	16,709,449	2,078,231	4,999,103	13,650,592	240,024	20,128
EQ/Emerging Markets Equity PLUS Portfolio	3,508,007	746,034	874,564	2,805,959	27,104	(26,904)
EQ/Equity 500 Index Portfolio	17,510,846	2,007,004	4,001,782	14,475,197	273,390	943,425
EQ/Global Bond PLUS Portfolio	5,359,075	1,076,586	1,656,103	4,621,862	2,211	(31,544)
EQ/High Yield Bond Portfolio	4,815,560	855,820	1,182,612	4,119,546	259,257	(4,599)
EQ/International Equity Index Portfolio	5,177,489	4,255,148	1,571,014	7,498,626	207,034	(10,412)
EQ/International ETF Portfolio	3,416,043	—	5,496,966	—	—	(2,012,178)
EQ/MFS International Growth Portfolio	1,941,628	662,313	1,307,800	1,329,124	11,989	(8,562)
EQ/PIMCO Ultra Short Bond Portfolio	4,736,853	375,080	1,057,565	4,030,270	29,650	(6,717)
EQ/Quality Bond PLUS Portfolio	2,629,015	2,743,545	1,149,735	4,173,118	55,751	(358)
EQ/Small Company Index Portfolio	1,757,600	334,742	652,027	1,176,865	14,338	195,259
Multimanager Aggressive Equity Portfolio	1,835,757	94,893	389,246	1,130,531	4,688	490,799
Multimanager Mid Cap Growth Portfolio	1,512,984	208,891	361,197	1,238,809	—	118,354
Multimanager Mid Cap Value Portfolio	2,212,801	130,538	750,968	1,117,177	11,126	396,180

	$74,759,827	$16,396,469	$26,060,781	$63,095,262	$1,164,981	$81,358

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$63,095,262	$—	$63,095,262
Short-Term Investments	426,608	—	—	426,608

Total Assets	$426,608	$63,095,262	$—	$63,521,870

Total Liabilities	$—	$—	$—	$—

Total	$426,608	$63,095,262	$—	$63,521,870

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,396,469
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,643,410

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,553,097
Aggregate gross unrealized depreciation	(3,234,098)

Net unrealized appreciation	$6,318,999

Federal income tax cost of investments	$57,202,871

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $56,737,751)	$63,095,262
Unaffiliated Issuers (Cost $426,608)	426,608
Cash	96,689
Dividends, interest and other receivables	62
Other assets	254

Total assets	63,618,875

LIABILITIES
Payable for securities purchased	22,585
Distribution fees payable – Class B	6,359
Administrative fees payable	6,116
Trustees’ fees payable	1,607
Accrued expenses	56,586

Total liabilities	93,253

NET ASSETS	$63,525,622

Net assets were comprised of:
Paid in capital	$75,929,579
Accumulated undistributed net investment income (loss)	25
Accumulated undistributed net realized gain (loss) on investments	(18,761,493)
Net unrealized appreciation (depreciation) on investments	6,357,511

Net assets	$63,525,622

Class B
Net asset value, offering and redemption price per share, $29,766,468 / 3,514,089 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.47

Class K
Net asset value, offering and redemption price per share, $33,759,154 / 3,987,811 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.47

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($1,164,981 of dividend income received from affiliates)	$1,165,298
Interest	266

Total income	1,165,564

EXPENSES
Administrative fees	99,670
Custodian fees	84,900
Distribution fees – Class B	81,387
Investment management fees	70,575
Professional fees	41,290
Printing and mailing expenses	8,272
Trustees’ fees	2,301
Miscellaneous	1,271

Gross expenses	389,666
Less: Waiver from investment manager	(61,297)

Net expenses	328,369

NET INVESTMENT INCOME (LOSS)	837,195

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(417,371)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	498,729

Net realized gain (loss)	81,358

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(2,000,253)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,918,895)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,081,700)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$837,195	$887,177
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	81,358	8,753,803
Net change in unrealized appreciation (depreciation) on investments	(2,000,253)	(7,191,382)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,081,700)	2,449,598

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(362,902)	(413,873)
Class K	(495,547)	(595,933)

	(858,449)	(1,009,806)

Distributions from net realized capital gains
Class B	(394,643)	(4,379,509)
Class K	(434,199)	(5,252,551)

	(828,842)	(9,632,060)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,687,291)	(10,641,866)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 539,225 and 611,436 shares, respectively ]	4,801,323	6,132,025
Capital shares issued in reinvestment of dividends and distributions [ 88,849 and 527,641 shares, respectively ]	757,545	4,793,382
Capital shares repurchased [ (912,472) and (937,740) shares, respectively ]	(8,097,593)	(9,332,006)

Total Class B transactions	(2,538,725)	1,593,401

Class K
Capital shares sold [ 514,023 and 367,832 shares, respectively ]	4,617,244	3,637,257
Capital shares issued in reinvestment of dividends and distributions [ 109,032 and 643,763 shares, respectively ]	929,746	5,848,484
Capital shares repurchased [ (1,296,387) and (823,138) shares, respectively ]	(11,583,193)	(8,268,518)

Total Class K transactions	(6,036,203)	1,217,223

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,574,928)	2,810,624

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,343,919)	(5,381,644)
NET ASSETS:
Beginning of year	74,869,541	80,251,185

End of year (a)	$63,525,622	$74,869,541

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$25	$628

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2015	2014	2013	2012	2011
Net asset value, beginning of year	$8.85	$9.95	$9.13	$8.51	$9.02

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10	0.10	0.11	0.11	0.13
Net realized and unrealized gain (loss) on investments	(0.27)	0.20	1.16	0.81	(0.38)

Total from investment operations	(0.17)	0.30	1.27	0.92	(0.25)

Less distributions:
Dividends from net investment income	(0.10)	(0.12)	(0.13)	(0.12)	(0.14)
Distributions from net realized gains	(0.11)	(1.28)	(0.32)	(0.18)	(0.12)

Total dividends and distributions	(0.21)	(1.40)	(0.45)	(0.30)	(0.26)

Net asset value, end of year	$8.47	$8.85	$9.95	$9.13	$8.51

Total return	(1.88)%	2.91%	14.06%	10.87%	(2.74)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$29,766	$33,628	$35,782	$35,308	$37,239
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (f)	0.69%	0.73%	0.75%	0.72%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.08%	1.00%	1.10%	1.17%	1.43%
Before waivers and reimbursements (f)(x)	0.99%	0.88%	0.95%	1.05%	1.34%
Portfolio turnover rate^	23%	40%	27%	17%	32%

	Year Ended December 31,				December 1, 2011* to December 31, 2011
Class K	2015	2014	2013	2012
Net asset value, beginning of period	$8.85	$9.94	$9.12	$8.50	$8.74

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11	0.12	0.13	0.13	0.22
Net realized and unrealized gain (loss) on investments	(0.25)	0.22	1.17	0.82	(0.23)

Total from investment operations	(0.14)	0.34	1.30	0.95	(0.01)

Less distributions:
Dividends from net investment income	(0.13)	(0.15)	(0.16)	(0.15)	(0.16)
Distributions from net realized gains	(0.11)	(1.28)	(0.32)	(0.18)	(0.07)

Total dividends and distributions	(0.24)	(1.43)	(0.48)	(0.33)	(0.23)

Net asset value, end of period	$8.47	$8.85	$9.94	$9.12	$8.50

Total return (b)	(1.64)%	3.27%	14.36%	11.17%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,759	$41,241	$44,469	$41,448	$42,472
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.44%	0.48%	0.50%	0.47%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.28%	1.22%	1.38%	1.46%	30.30	%(l)
Before waivers and reimbursements (a)(f)(x)	1.19%	1.09%	1.23%	1.34%	30.18	%(l)
Portfolio turnover rate^	23%	40%	27%	17%	32%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	(1.98)%	5.65%	3.48%
Portfolio – Class K Shares**	(1.84)	N/A	8.25
S&P Target Date 2025 Index†	(0.25)	6.69	5.14
S&P 500 Index††	1.38	12.57	7.20
Barclays U.S. Aggregate Bond Index††	0.55	3.25	4.60
MSCI EAFE® Index††	(0.81)	3.60	1.78

*   Date of inception 8/31/06.

** Date of inception 12/1/11.

†  In 2015, this benchmark, the S&P Target Date 2025 Index, replaced the benchmarks denoted by “††.” The Investment Manager believes the S&P Target Date 2025 Index is more relevant to the Portfolio’s investment strategies.

    Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (1.98)% for the year ended December 31, 2015. The Portfolio’s benchmark, the S&P Target Date 2025 Index, returned (0.25)% over the same period.

Portfolio Highlights

For the year ended December 31, 2015

•

As of 12/31/2015, the Portfolio’s equity allocation (as a percentage of market value excluding cash) consisted of large cap growth stocks (15.4%), large cap value stocks (14.0%), mid cap stocks (12.2%), small cap stocks (6.2%), international stocks (17.4%) and emerging market stocks (5.2%).

•	As of 12/31/2015, the Portfolio’s fixed income allocation (as a percentage of market value excluding cash) consisted of investment grade bonds (25.2%) and high yield bonds (4.5%).

•

The Portfolio’s performance is typically driven by the percentage allocations in each sector and how the individual market sectors performed. In 2015, U.S. equities continued to be volatile, finishing the year with a modest positive total return. Developed-world international stocks fared better, as financial turmoil in Europe abated and the outlook for Japan improved — but most of the gains were reversed when local currencies were converted back to a soaring U.S. dollar. A basket of U.S. government and corporate bonds eked out a positive return, despite the impact of higher interest rates on bond prices toward the end of the year.

•

In this environment, the Portfolio’s allocation to U.S. equity provided the biggest contribution to returns, especially an S&P 500 Index fund and, to a lesser extent, a multi-manager fund with an aggressive growth style of investing. Offsetting these gains were international equity funds and a small weighting to emerging markets equity, which was hurt by both currency action and the fallout from China’s economic slowdown. The Portfolio’s fixed-income weighting benefitted from intermediate bond holdings, but its high-yield and global bond allocations dragged returns from this asset class into negative territory.

•	In 2015, the Portfolio underperformed its benchmark by a small margin, mainly attributable to the emerging markets holdings, after accounting for fees.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Equity	70.9%
Fixed Income	29.1

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/Equity 500 Index Portfolio	35.4%
EQ/International Equity Index Portfolio	13.5
EQ/Core Bond Index Portfolio	11.8
EQ/Small Company Index Portfolio	5.1
EQ/Emerging Markets Equity PLUS Portfolio	4.7
EQ/High Yield Bond Portfolio	4.5
EQ/Quality Bond PLUS Portfolio	4.5
EQ/Global Bond PLUS Portfolio	4.5
EQ/MFS International Growth Portfolio	4.2
EQ/PIMCO Ultra Short Bond Portfolio	3.5

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class B
Actual	$1,000.00	$962.64	$2.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06
Class K
Actual	1,000.00	963.06	1.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	187,548	$3,731,994
EQ/Core Bond Index Portfolio‡	1,541,043	15,201,588
EQ/Emerging Markets Equity PLUS Portfolio‡	822,831	6,051,816
EQ/Equity 500 Index Portfolio‡	1,326,648	45,714,871
EQ/Global Bond PLUS Portfolio‡	646,484	5,753,061
EQ/High Yield Bond Portfolio‡	650,977	5,845,409
EQ/International Equity Index Portfolio‡	2,064,039	17,363,239
EQ/MFS International Growth Portfolio‡	838,464	5,466,561
EQ/PIMCO Ultra Short Bond Portfolio‡	461,079	4,506,216
EQ/Quality Bond PLUS Portfolio‡	681,640	5,768,116
EQ/Small Company Index Portfolio‡	658,593	6,651,226
Multimanager Aggressive Equity Portfolio‡	47,469	2,171,936
Multimanager Mid Cap Growth Portfolio*‡	132,800	1,145,826
Multimanager Mid Cap Value Portfolio‡	245,727	3,258,979

Total Investment Companies (99.7%) (Cost $114,604,624)		128,630,838

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	354,717	$354,717

Total Short-Term Investment (0.3%) (Cost $354,717)		354,717

Total Investments (100.0%) (Cost $114,959,341)		128,985,555
Other Assets Less Liabilities (0.0%)		(34,685)

Net Assets (100%)		$128,950,870

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,853,975	$2,860,752	$666,546	$3,731,994	$61,002	$3,878
EQ/Core Bond Index Portfolio	17,494,193	2,148,242	4,302,793	15,201,588	266,388	(595)
EQ/Emerging Markets Equity PLUS Portfolio	6,767,164	1,309,688	702,672	6,051,816	58,273	(1,651)
EQ/Equity 500 Index Portfolio	47,037,587	6,588,000	6,594,496	45,714,871	860,320	895,582
EQ/Global Bond PLUS Portfolio	5,904,740	837,807	769,451	5,753,061	2,690	6,774
EQ/High Yield Bond Portfolio	5,550,217	1,517,007	664,015	5,845,409	366,296	1,222
EQ/International Equity Index Portfolio	10,503,973	9,251,556	1,434,130	17,363,239	477,609	(13,352)
EQ/International ETF Portfolio	7,093,589	—	12,864,360	—	—	(5,627,401)
EQ/MFS International Growth Portfolio	5,259,004	1,698,566	1,363,279	5,466,561	47,697	76,996
EQ/PIMCO Ultra Short Bond Portfolio	4,516,276	536,915	513,124	4,506,216	33,075	(659)
EQ/Quality Bond PLUS Portfolio	2,269,899	4,077,873	505,511	5,768,116	76,688	40
EQ/Small Company Index Portfolio	7,157,512	1,675,116	1,220,507	6,651,226	80,644	557,565
Multimanager Aggressive Equity Portfolio	3,106,566	238,680	744,323	2,171,936	8,969	554,464
Multimanager Mid Cap Growth Portfolio	1,161,222	238,564	136,715	1,145,826	—	100,073
Multimanager Mid Cap Value Portfolio	4,272,974	217,559	761,383	3,258,979	32,428	259,996

	$129,948,891	$33,196,325	$33,243,305	$128,630,838	$2,372,079	$(3,187,068)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$128,630,838	$—	$128,630,838
Short-Term Investments	354,717	—	—	354,717

Total Assets	$354,717	$128,630,838	$—	$128,985,555

Total Liabilities	$—	$—	$—	$—

Total	$354,717	$128,630,838	$—	$128,985,555

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$33,196,325
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$28,480,327

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,117,147
Aggregate gross unrealized depreciation	(6,243,843)

Net unrealized appreciation	$13,873,304

Federal income tax cost of investments	$115,112,251

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $114,604,624)	$128,630,838
Unaffiliated Issuers (Cost $354,717)	354,717
Cash	108,696
Dividends, interest and other receivables	62
Other assets	451

Total assets	129,094,764

LIABILITIES
Payable for securities purchased	42,958
Administrative fees payable	15,722
Distribution fees payable – Class B	14,648
Investment management fees payable	10,712
Trustees’ fees payable	2,836
Accrued expenses	57,018

Total liabilities	143,894

NET ASSETS	$128,950,870

Net assets were comprised of:
Paid in capital	$132,403,833
Accumulated undistributed net investment income (loss)	901
Accumulated undistributed net realized gain (loss) on investments	(17,480,078)
Net unrealized appreciation (depreciation) on investments	14,026,214

Net assets	$128,950,870

Class B
Net asset value, offering and redemption price per share, $69,065,165 / 7,334,184 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.42

Class K
Net asset value, offering and redemption price per share, $59,885,705 / 6,362,930 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.41

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($2,372,079 of dividend income received from affiliates)	$2,372,346
Interest	227

Total income	2,372,573

EXPENSES
Administrative fees	186,995
Distribution fees – Class B	175,362
Investment management fees	132,386
Custodian fees	86,200
Professional fees	42,762
Printing and mailing expenses	14,980
Trustees’ fees	4,193
Miscellaneous	1,925

Gross expenses	644,803
Less: Waiver from investment manager	(6,155)

Net expenses	638,648

NET INVESTMENT INCOME (LOSS)	1,733,925

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(4,762,978)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	1,575,910

Net realized gain (loss)	(3,187,068)

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(1,271,073)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,458,141)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,724,216)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,733,925	$1,581,866
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(3,187,068)	12,897,100
Net change in unrealized appreciation (depreciation) on investments	(1,271,073)	(9,240,572)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,724,216)	5,238,394

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(885,515)	(841,578)
Class K	(917,350)	(934,052)

	(1,802,865)	(1,775,630)

Distributions from net realized capital gains
Class B	(933,636)	(6,823,619)
Class K	(837,142)	(6,343,645)

	(1,770,778)	(13,167,264)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,573,643)	(14,942,894)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,319,079 and 1,262,155 shares, respectively ]	13,069,640	13,649,748
Capital shares issued in reinvestment of dividends and distributions [ 192,499 and 759,333 shares, respectively ]	1,819,151	7,665,197
Capital shares repurchased [ (1,013,628) and (1,033,214) shares, respectively ]	(10,027,117)	(11,190,218)

Total Class B transactions	4,861,674	10,124,727

Class K
Capital shares sold [ 887,174 and 604,034 shares, respectively ]	8,897,071	6,549,357
Capital shares issued in reinvestment of dividends and distributions [ 185,554 and 721,027 shares, respectively ]	1,754,492	7,277,697
Capital shares repurchased [ (1,033,003) and (799,626) shares, respectively ]	(10,148,222)	(8,632,123)

Total Class K transactions	503,341	5,194,931

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,365,015	15,319,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	(932,844)	5,615,158
NET ASSETS:
Beginning of year	129,883,714	124,268,556

End of year (a)	$128,950,870	$129,883,714

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$901	$9,764

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2015	2014	2013	2012	2011
Net asset value, beginning of year	$9.87	$10.67	$9.23	$8.40	$8.92

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12	0.12	0.12	0.11	0.12
Net realized and unrealized gain (loss) on investments	(0.32)	0.32	1.63	0.96	(0.47)

Total from investment operations	(0.20)	0.44	1.75	1.07	(0.35)

Less distributions:
Dividends from net investment income	(0.12)	(0.14)	(0.13)	(0.13)	(0.12)
Distributions from net realized gains	(0.13)	(1.10)	(0.18)	(0.11)	(0.05)

Total dividends and distributions	(0.25)	(1.24)	(0.31)	(0.24)	(0.17)

Net asset value, end of year	$9.42	$9.87	$10.67	$9.23	$8.40

Total return	(1.98)%	4.04%	19.06%	12.79%	(3.88)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$69,065	$67,492	$62,418	$52,292	$51,415
Ratio of expenses to average net assets:
After waivers (f)	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers (f)	0.60%	0.65%	0.69%	0.67%	0.66%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.21%	1.12%	1.17%	1.21%	1.32%
Before waivers (f)(x)	1.20%	1.07%	1.09%	1.14%	1.26%
Portfolio turnover rate^	22%	36%	25%	21%	26%

	Year Ended December 31,				December 1, 2011* to December 31, 2011
Class K	2015	2014	2013	2012
Net asset value, beginning of period	$9.87	$10.67	$9.23	$8.39	$8.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14	0.14	0.15	0.14	0.20
Net realized and unrealized gain (loss) on investments	(0.32)	0.32	1.63	0.96	(0.21)

Total from investment operations	(0.18)	0.46	1.78	1.10	(0.01)

Less distributions:
Dividends from net investment income	(0.15)	(0.16)	(0.16)	(0.15)	(0.14)
Distributions from net realized gains	(0.13)	(1.10)	(0.18)	(0.11)	(0.02)

Total dividends and distributions	(0.28)	(1.26)	(0.34)	(0.26)	(0.16)

Net asset value, end of period	$9.41	$9.87	$10.67	$9.23	$8.39

Total return (b)	(1.84)%	4.31%	19.36%	13.21%	(0.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$59,886	$62,392	$61,851	$49,692	$43,769
Ratio of expenses to average net assets:
After waivers (a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers (a)(f)	0.35%	0.40%	0.44%	0.42%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.43%	1.32%	1.47%	1.59%	28.40	%(l)
Before waivers (a)(f)(x)	1.42%	1.27%	1.39%	1.52%	28.31	%(l)
Portfolio turnover rate^	22%	36%	25%	21%	26%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	(1.98)%	6.38%	3.70%
Portfolio – Class K Shares**	(1.83)	N/A	9.35
S&P Target Date 2035 Index†	(0.35)	7.38	5.22
S&P 500 Index††	1.38	12.57	7.20
Barclays U.S. Aggregate Bond Index††	0.55	3.25	4.60
MSCI EAFE® Index††	(0.81)	3.60	1.78

*    Date of inception 8/31/06.

**   Date of inception 12/1/11.

†    In 2015, this benchmark, the S&P Target Date 2035 Index, replaced the benchmarks denoted by “††.” The Investment Manager believes the S&P Target Date 2035 Index is more relevant to the Portfolio’s investment strategies.

      Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (1.98)% for the year ended December 31, 2015. The Portfolio’s benchmark, the S&P Target Date 2035 Index, returned (0.35)%, over the same period.

Portfolio Highlights

For the year ended December 31, 2015

•

As of 12/31/2015, the Portfolio’s equity allocation (as a percentage of market value excluding cash) consisted of large cap growth stocks (17.9%), large cap value stocks (16.5%), mid cap stocks (13.3%), small cap stocks (7.3%), international stocks (20.0%) and emerging market stocks (5.5%).

•	As of 12/31/2015, the Portfolio’s fixed income allocation (as a percentage of market value excluding cash) consisted of investment grade bonds (16.7%) and high yield bonds (2.8%).

•

The Portfolio’s performance is typically driven by the percentage allocations in each sector and how the individual market sectors performed. In 2015, U.S. equities continued to be volatile, finishing the year with a modest positive total return. Developed-world international stocks fared better, as financial turmoil in Europe abated and the outlook for Japan improved — but most of the gains were reversed when local currencies were converted back to a soaring U.S. dollar. A basket of U.S. government and corporate bonds eked out a positive return, despite the impact of higher interest rates on bond prices toward the end of the year.

•

In this environment, the Portfolio’s allocation to U.S. equity provided the biggest contribution to returns, especially an S&P 500 Index fund and, to a lesser extent, a multi-manager fund with an aggressive growth style of investing. Offsetting these gains were international equity funds and a small weighting to emerging markets equity, which was hurt by both currency action and the fallout from China’s economic slowdown. The Portfolio’s fixed-income weighting benefitted from intermediate bond holdings, but its high-yield and global bond allocations dragged returns from this asset class into negative territory.

•	In 2015, the Portfolio underperformed its benchmark by a small margin, mainly attributable to the emerging markets holdings, after accounting for fees.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Equity	81.2%
Fixed Income	18.8

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/Equity 500 Index Portfolio	43.0%
EQ/International Equity Index Portfolio	14.9
EQ/Core Bond Index Portfolio	7.3
EQ/Small Company Index Portfolio	6.7
EQ/MFS International Growth Portfolio	5.6
EQ/Emerging Markets Equity PLUS Portfolio	4.9
EQ/Quality Bond PLUS Portfolio	3.3
EQ/High Yield Bond Portfolio	2.8
EQ/Global Bond PLUS Portfolio	2.7
EQ/BlackRock Basic Value Equity Portfolio	2.4

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class B
Actual	$1,000.00	$961.08	$2.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06
Class K
Actual	1,000.00	961.54	1.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	109,868	$2,186,252
EQ/Core Bond Index Portfolio‡	671,767	6,626,629
EQ/Emerging Markets Equity PLUS Portfolio‡	597,998	4,398,198
EQ/Equity 500 Index Portfolio‡	1,124,318	38,742,819
EQ/Global Bond PLUS Portfolio‡	278,140	2,475,166
EQ/High Yield Bond Portfolio‡	279,209	2,507,137
EQ/International Equity Index Portfolio‡	1,595,197	13,419,217
EQ/MFS International Growth Portfolio‡	782,127	5,099,255
EQ/PIMCO Ultra Short Bond Portfolio‡	209,050	2,043,084
EQ/Quality Bond PLUS Portfolio‡	352,141	2,979,860
EQ/Small Company Index Portfolio‡	600,873	6,068,303
Multimanager Aggressive Equity Portfolio‡	17,771	813,128
Multimanager Mid Cap Growth Portfolio*‡	102,972	888,462
Multimanager Mid Cap Value Portfolio‡	122,502	1,624,691

Total Investment Companies (99.6%) (Cost $78,293,404)		89,872,201

SHORT-TERM INVESTMENT:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	318,508	$318,508

Total Short-Term Investment (0.4%) (Cost $318,508)		318,508

Total Investments (100.0%) (Cost $78,611,912)		90,190,709
Other Assets Less Liabilities (0.0%)		(19,107)

Net Assets (100%)		$90,171,602

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$984,042	$1,788,526	$400,328	$2,186,252	$35,601	$(450)
EQ/Core Bond Index Portfolio	7,086,729	1,169,709	1,561,634	6,626,629	116,065	(501)
EQ/Emerging Markets Equity PLUS Portfolio	4,963,573	804,278	410,554	4,398,198	42,310	(835)
EQ/Equity 500 Index Portfolio	38,339,479	5,566,417	4,114,508	38,742,819	728,904	722,322
EQ/Global Bond PLUS Portfolio	2,439,759	386,643	258,066	2,475,166	1,116	3,090
EQ/High Yield Bond Portfolio	2,223,336	737,093	214,024	2,507,137	156,954	49
EQ/International Equity Index Portfolio	8,004,709	7,002,200	871,607	13,419,217	368,572	(3,201)
EQ/International ETF Portfolio	5,246,028	—	8,853,340	—	—	(3,502,029)
EQ/MFS International Growth Portfolio	4,646,136	1,322,737	764,744	5,099,255	43,717	74,945
EQ/PIMCO Ultra Short Bond Portfolio	2,272,547	263,505	479,172	2,043,084	14,989	(2,256)
EQ/Quality Bond PLUS Portfolio	903,094	2,273,832	158,360	2,979,860	39,722	73
EQ/Small Company Index Portfolio	6,380,086	1,446,244	902,683	6,068,303	73,566	510,327
Multimanager Aggressive Equity Portfolio	1,397,622	214,445	528,626	813,128	3,341	334,199
Multimanager Mid Cap Growth Portfolio	875,805	153,120	50,919	888,462	—	77,359
Multimanager Mid Cap Value Portfolio	1,883,592	128,869	258,918	1,624,691	16,168	22,585

	$87,646,537	$23,257,618	$19,827,483	$89,872,201	$1,641,025	$(1,764,323)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$89,872,201	$—	$89,872,201
Short-Term Investments	318,508	—	—	318,508

Total Assets	$318,508	$89,872,201	$—	$90,190,709

Total Liabilities	$—	$—	$—	$—

Total	$318,508	$89,872,201	$—	$90,190,709

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,257,618
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,697,902

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,634,115
Aggregate gross unrealized depreciation	(4,143,469)

Net unrealized appreciation	$11,490,646

Federal income tax cost of investments	$78,700,063

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $78,293,404)	$89,872,201
Unaffiliated Issuers (Cost $318,508)	318,508
Cash	71,000
Receivable from Separate Accounts for Trust shares sold	72,488
Dividends, interest and other receivables	48
Other assets	314

Total assets	90,334,559

LIABILITIES
Payable for securities purchased	75,144
Distribution fees payable – Class B	13,015
Administrative fees payable	10,948
Payable to Separate Accounts for Trust shares redeemed	4,238
Investment management fees payable	2,090
Trustees’ fees payable	1,862
Accrued expenses	55,660

Total liabilities	162,957

NET ASSETS	$90,171,602

Net assets were comprised of:
Paid in capital	$87,715,565
Accumulated undistributed net investment income (loss)	1,662
Accumulated undistributed net realized gain (loss) on investments	(9,124,422)
Net unrealized appreciation (depreciation) on investments	11,578,797

Net assets	$90,171,602

Class B
Net asset value, offering and redemption price per share, $61,678,016 / 6,454,028 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.56

Class K
Net asset value, offering and redemption price per share, $28,493,586 / 2,982,641 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.55

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($1,641,025 of dividend income received from affiliates)	$1,641,236
Interest	190

Total income	1,641,426

EXPENSES
Distribution fees – Class B	152,361
Administrative fees	127,935
Investment management fees	90,571
Custodian fees	86,400
Professional fees	41,729
Printing and mailing expenses	10,796
Trustees’ fees	2,849
Miscellaneous	1,483

Gross expenses	514,124
Less: Waiver from investment manager	(44,814)

Net expenses	469,310

NET INVESTMENT INCOME (LOSS)	1,172,116

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(3,129,581)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	1,365,258

Net realized gain (loss)	(1,764,323)

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(1,204,471)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,968,794)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,796,678)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,172,116	$1,049,140
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(1,764,323)	9,046,777
Net change in unrealized appreciation (depreciation) on investments	(1,204,471)	(6,319,078)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,796,678)	3,776,839

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(793,960)	(758,223)
Class K	(438,983)	(425,548)

	(1,232,943)	(1,183,771)

Distributions from net realized capital gains
Class B	(931,260)	(6,277,791)
Class K	(461,281)	(2,950,505)

	(1,392,541)	(9,228,296)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,625,484)	(10,412,067)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,097,391 and 903,705 shares, respectively ]	11,007,011	9,934,410
Capital shares issued in reinvestment of dividends and distributions [ 180,354 and 683,801 shares, respectively ]	1,725,220	7,036,014
Capital shares repurchased [ (714,099) and (684,123) shares, respectively ]	(7,211,830)	(7,485,493)

Total Class B transactions	5,520,401	9,484,931

Class K
Capital shares sold [ 454,208 and 316,520 shares, respectively ]	4,575,503	3,502,092
Capital shares issued in reinvestment of dividends and distributions [ 94,027 and 328,158 shares, respectively ]	900,264	3,376,053
Capital shares repurchased [ (322,441) and (244,363) shares, respectively ]	(3,226,708)	(2,668,289)

Total Class K transactions	2,249,059	4,209,856

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,769,460	13,694,787

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,347,298	7,059,559
NET ASSETS:
Beginning of year	86,824,304	79,764,745

End of year (a)	$90,171,602	$86,824,304

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,662	$43,067

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2015	2014	2013	2012	2011
Net asset value, beginning of year	$10.04	$10.86	$9.18	$8.28	$8.86

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12	0.13	0.12	0.11	0.12
Net realized and unrealized gain (loss) on investments	(0.32)	0.37	1.90	1.06	(0.53)

Total from investment operations	(0.20)	0.50	2.02	1.17	(0.41)

Less distributions:
Dividends from net investment income	(0.13)	(0.14)	(0.13)	(0.13)	(0.12)
Distributions from net realized gains	(0.15)	(1.18)	(0.21)	(0.14)	(0.05)

Total dividends and distributions	(0.28)	(1.32)	(0.34)	(0.27)	(0.17)

Net asset value, end of year	$9.56	$10.04	$10.86	$9.18	$8.28

Total return	(1.98)%	4.50%	22.16%	14.20%	(4.67)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$61,678	$59,151	$54,174	$42,962	$42,928
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (f)	0.65%	0.72%	0.78%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.24%	1.17%	1.20%	1.23%	1.32%
Before waivers and reimbursements (f)(x)	1.19%	1.05%	1.02%	1.07%	1.17%
Portfolio turnover rate^	19%	30%	23%	23%	18%

	Year Ended December 31,				December 1, 2011* to December 31, 2011
Class K	2015	2014	2013	2012
Net asset value, beginning of period	$10.04	$10.86	$9.17	$8.28	$8.44

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14	0.15	0.15	0.15	0.19
Net realized and unrealized gain (loss) on investments	(0.33)	0.38	1.91	1.03	(0.20)

Total from investment operations	(0.19)	0.53	2.06	1.18	(0.01)

Less distributions:
Dividends from net investment income	(0.15)	(0.17)	(0.16)	(0.15)	(0.14)
Distributions from net realized gains	(0.15)	(1.18)	(0.21)	(0.14)	(0.01)

Total dividends and distributions	(0.30)	(1.35)	(0.37)	(0.29)	(0.15)

Net asset value, end of period	$9.55	$10.04	$10.86	$9.17	$8.28

Total return (b)	(1.83)%	4.76%	22.60%	14.36%	(0.09)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,494	$27,674	$25,591	$19,777	$16,948
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.40%	0.47%	0.53%	0.51%	0.55%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.41%	1.40%	1.48%	1.70%	27.43	%(l)
Before waivers and reimbursements (a)(f)(x)	1.36%	1.28%	1.30%	1.54%	27.24	%(l)
Portfolio turnover rate^	19%	30%	23%	23%	18%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/15
	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	(2.18)%	6.94%	3.75%
Portfolio – Class K Shares**	(1.94)	N/A	10.33
S&P Target Date 2045 Index†	(0.46)	7.76	5.23
S&P 500 Index††	1.38	12.57	7.20
Barclays U.S. Aggregate Bond Index††	0.55	3.25	4.60
MSCI EAFE® Index††	(0.81)	3.60	1.78

*   Date of inception 8/31/06.

** Date of inception 12/1/11.

†  In 2015, this benchmark, the S&P Target Date 2045 Index, replaced the benchmarks denoted by “††.” The Investment Manager believes the S&P Target Date 2045 Index is more relevant to the Portfolio’s investment strategies.

    Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (2.18)% for the year ended December 31, 2015. The Portfolio’s benchmark, the S&P Target Date 2045 Index, returned (0.46)% over the same period.

Portfolio Highlights

For the year ended December 31, 2015

•

As of 12/31/2015, the Portfolio’s equity allocation (as a percentage of market value excluding cash) consisted of large cap growth stocks (19.8%), large cap value stocks (18.3%), mid cap stocks (14.8%), small cap stocks (7.9%), international stocks (23.4%) and emerging market stocks (6.4%).

•	As of 12/31/2015, the Portfolio’s fixed income allocation (as a percentage of market value excluding cash) consisted of investment grade bonds (7.8%) and high yield bonds (1.6%).

•

The Portfolio’s performance is typically driven by the percentage allocations in each sector and how the individual market sectors performed. In 2015, U.S. equities continued to be volatile, finishing the year with a modest positive total return. Developed-world international stocks fared better, as financial turmoil in Europe abated and the outlook for Japan improved — but most of the gains were reversed when local currencies were converted back to a soaring U.S. dollar. A basket of U.S. government and corporate bonds eked out a positive return, despite the impact of higher interest rates on bond prices toward the end of the year.

•

In this environment, the Portfolio’s allocation to U.S. equity provided the biggest contribution to returns, especially an
S&P 500 Index fund and, to a lesser extent, a multi-manager fund with an aggressive growth style of investing. Offsetting those gains were international equity funds and a weighting to emerging markets equity, which was hurt by both currency action and the fallout from China’s economic slowdown. The Portfolio’s fixed-income weighting benefitted from intermediate bond holdings, but its high-yield and global bond allocations dragged returns from this asset class into negative territory.

•	In 2015, the Portfolio underperformed its benchmark, mainly attributable to the emerging markets holdings, after accounting for fees.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Equity	91.4%
Fixed Income	8.6

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/Equity 500 Index Portfolio	47.5%
EQ/International Equity Index Portfolio	17.1
EQ/Small Company Index Portfolio	7.2
EQ/MFS International Growth Portfolio	7.1
EQ/Emerging Markets Equity PLUS Portfolio	5.6
EQ/Core Bond Index Portfolio	3.8
EQ/BlackRock Basic Value Equity Portfolio	3.0
Multimanager Mid Cap Value Portfolio	2.2
EQ/High Yield Bond Portfolio	1.6
EQ/PIMCO Ultra Short Bond Portfolio	1.0

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class B
Actual	$1,000.00	$957.03	$2.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06
Class K
Actual	1,000.00	957.46	1.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	95,753	$1,905,384
EQ/Core Bond Index Portfolio‡	243,623	2,403,211
EQ/Emerging Markets Equity PLUS Portfolio‡	488,548	3,593,211
EQ/Equity 500 Index Portfolio‡	882,688	30,416,509
EQ/Global Bond PLUS Portfolio‡	68,027	605,374
EQ/High Yield Bond Portfolio‡	114,742	1,030,317
EQ/International Equity Index Portfolio‡	1,300,610	10,941,072
EQ/MFS International Growth Portfolio‡	694,641	4,528,872
EQ/PIMCO Ultra Short Bond Portfolio‡	65,777	642,852
EQ/Quality Bond PLUS Portfolio‡	72,682	615,046
EQ/Small Company Index Portfolio‡	458,032	4,625,729
Multimanager Aggressive Equity Portfolio‡	11,023	504,359
Multimanager Mid Cap Growth Portfolio*‡	67,891	585,773
Multimanager Mid Cap Value Portfolio‡	105,440	1,398,417

Total Investment Companies (99.8%) (Cost $56,198,840)		$63,796,126

SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	191,432	191,432

Total Short-Term Investment (0.3%) (Cost $191,432)		191,432

Total Investments (100.1%) (Cost $56,390,272)		63,987,558
Other Assets Less Liabilities (-0.1%)		(81,523)

Net Assets (100%)		$63,906,035

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2015, were as follows:

Securities	Value December 31, 2014	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$1,021,393	$1,282,399	$228,487	$1,905,384	$31,026	$132
EQ/Core Bond Index Portfolio	2,141,983	389,059	98,720	2,403,211	42,106	24
EQ/Emerging Markets Equity PLUS Portfolio	3,664,416	920,260	239,423	3,593,211	34,457	176
EQ/Equity 500 Index Portfolio	28,690,976	5,222,285	2,665,039	30,416,509	572,081	549,462
EQ/Global Bond PLUS Portfolio	488,618	197,378	59,958	605,374	241	628
EQ/High Yield Bond Portfolio	742,440	460,304	70,626	1,030,317	64,429	177
EQ/International Equity Index Portfolio	6,254,947	5,920,741	638,830	10,941,072	299,931	(3,640)
EQ/International ETF Portfolio	3,881,583	—	6,472,638	—	—	(2,512,995)
EQ/MFS International Growth Portfolio	3,908,373	1,208,757	473,647	4,528,872	38,508	66,500
EQ/PIMCO Ultra Short Bond Portfolio	604,472	79,846	36,598	642,852	4,718	(23)
EQ/Quality Bond PLUS Portfolio	212,622	438,048	27,598	615,046	8,204	4
EQ/Small Company Index Portfolio	4,914,055	1,346,137	968,257	4,625,729	56,038	387,538
Multimanager Aggressive Equity Portfolio	562,387	208,429	271,348	504,359	2,065	19,911
Multimanager Mid Cap Growth Portfolio	562,638	113,295	30,124	585,773	—	50,947
Multimanager Mid Cap Value Portfolio	1,501,552	99,717	108,535	1,398,417	13,917	202

	$59,152,455	$17,886,655	$12,389,828	$63,796,126	$1,167,721	$(1,440,957)

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$63,796,126	$—	$63,796,126
Short-Term Investments	191,432	—	—	191,432

Total Assets	$191,432	$63,796,126	$—	$63,987,558

Total Liabilities	$—	$—	$—	$—

Total	$191,432	$63,796,126	$—	$63,987,558

There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2015.

The Portfolio held no derivatives contracts during the year ended December 31, 2015.

Investment security transactions for the year ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,886,655
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,891,968

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,558,194
Aggregate gross unrealized depreciation	(2,995,915)

Net unrealized appreciation	$7,562,279

Federal income tax cost of investments	$56,425,279

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $56,198,840)	$63,796,126
Unaffiliated Issuers (Cost $191,432)	191,432
Cash	29,000
Receivable from Separate Accounts for Trust shares sold	68,367
Dividends, interest and other receivables	25
Other assets	208

Total assets	64,085,158

LIABILITIES
Payable for securities purchased	81,596
Payable to Separate Accounts for Trust shares redeemed	26,757
Distribution fees payable – Class B	10,982
Administrative fees payable	4,001
Trustees’ fees payable	1,261
Accrued expenses	54,526

Total liabilities	179,123

NET ASSETS	$63,906,035

Net assets were comprised of:
Paid in capital	$62,274,061
Accumulated undistributed net investment income (loss)	855
Accumulated undistributed net realized gain (loss) on investments	(5,966,167)
Net unrealized appreciation (depreciation) on investments	7,597,286

Net assets	$63,906,035

Class B
Net asset value, offering and redemption price per share, $51,846,675 / 5,505,985 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.42

Class K
Net asset value, offering and redemption price per share, $12,059,360 / 1,281,633 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.41

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2015

INVESTMENT INCOME
Dividends ($1,167,721 of dividend income received from affiliates)	$1,167,830
Interest	90

Total income	1,167,920

EXPENSES
Distribution fees – Class B	125,063
Custodian fees	95,000
Administrative fees	87,927
Investment management fees	62,244
Professional fees	41,088
Printing and mailing expenses	7,983
Trustees’ fees	1,941
Miscellaneous	1,174

Gross expenses	422,420
Less: Waiver from investment manager	(79,543)

Net expenses	342,877

NET INVESTMENT INCOME (LOSS)	825,043

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(2,497,860)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	1,056,903

Net realized gain (loss)	(1,440,957)

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(853,156)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,294,113)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,469,070)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2015	2014
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$825,043	$701,493
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	(1,440,957)	6,244,403
Net change in unrealized appreciation (depreciation) on investments	(853,156)	(4,317,664)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,469,070)	2,628,232

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(681,984)	(616,562)
Class K	(189,586)	(173,619)

	(871,570)	(790,181)

Distributions from net realized capital gains
Class B	(843,150)	(5,054,707)
Class K	(204,593)	(1,214,604)

	(1,047,743)	(6,269,311)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,919,313)	(7,059,492)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,091,724 and 864,602 shares, respectively ]	10,854,507	9,392,448
Capital shares issued in reinvestment of dividends and distributions [ 162,037 and 557,115 shares, respectively ]	1,525,134	5,671,269
Capital shares repurchased [ (411,176) and (478,328) shares, respectively ]	(4,095,119)	(5,030,286)

Total Class B transactions	8,284,522	10,033,431

Class K
Capital shares sold [ 258,800 and 279,259 shares, respectively ]	2,582,805	3,033,039
Capital shares issued in reinvestment of dividends and distributions [ 41,847 and 136,233 shares, respectively ]	394,179	1,388,223
Capital shares repurchased [ (160,757) and (234,560) shares, respectively ]	(1,613,544)	(2,579,393)

Total Class K transactions	1,363,440	1,841,869

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,647,962	11,875,300

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,259,579	7,444,040
NET ASSETS:
Beginning of year	57,646,456	50,202,416

End of year (a)	$63,906,035	$57,646,456

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$855	$13,689

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2015	2014	2013	2012	2011
Net asset value, beginning of year	$9.93	$10.73	$8.81	$7.87	$8.50

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13	0.14	0.12	0.13	0.10
Net realized and unrealized gain (loss) on investments	(0.34)	0.38	2.10	1.08	(0.57)

Total from investment operations	(0.21)	0.52	2.22	1.21	(0.47)

Less distributions:
Dividends from net investment income	(0.13)	(0.14)	(0.13)	(0.13)	(0.11)
Distributions from net realized gains	(0.17)	(1.18)	(0.17)	(0.14)	(0.05)

Total dividends and distributions	(0.30)	(1.32)	(0.30)	(0.27)	(0.16)

Net asset value, end of year	$9.42	$9.93	$10.73	$8.81	$7.87

Total return	(2.18)%	4.73%	25.31%	15.34%	(5.53)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$51,847	$46,316	$39,901	$30,093	$24,966
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers and reimbursements (f)	0.73%	0.81%	0.92%	0.95%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.29%	1.27%	1.22%	1.47%	1.22%
Before waivers and reimbursements (f)(x)	1.16%	1.06%	0.91%	1.13%	0.83%
Portfolio turnover rate^	16%	32%	26%	25%	13%

	Year Ended December 31,				December 1, 2011* to December 31, 2011
Class K	2015	2014	2013	2012
Net asset value, beginning of period	$9.92	$10.72	$8.81	$7.86	$8.01

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15	0.14	0.16	0.15	0.17
Net realized and unrealized gain (loss) on investments	(0.34)	0.41	2.07	1.09	(0.18)

Total from investment operations	(0.19)	0.55	2.23	1.24	(0.01)

Less distributions:
Dividends from net investment income	(0.15)	(0.17)	(0.15)	(0.15)	(0.13)
Distributions from net realized gains	(0.17)	(1.18)	(0.17)	(0.14)	(0.01)

Total dividends and distributions	(0.32)	(1.35)	(0.32)	(0.29)	(0.14)

Net asset value, end of period	$9.41	$9.92	$10.72	$8.81	$7.86

Total return (b)	(1.94)%	4.99%	25.51%	15.79%	(0.12)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,059	$11,331	$10,301	$7,042	$5,521
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.48%	0.56%	0.67%	0.70%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.47%	1.28%	1.63%	1.75%	26.13	%(l)
Before waivers and reimbursements (a)(f)(x)	1.34%	1.07%	1.31%	1.41%	25.66	%(l)
Portfolio turnover rate^	16%	32%	26%	25%	13%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	AXA Equitable Funds Management Group, LLC

PERFORMANCE RESULTS

Total Returns as of 12/31/15
Since Incept.
Portfolio – Class B Shares*	(6.19)%
Portfolio – Class K Shares*	(6.03)
S&P Target Date 2055+ Index	(4.62)
* Date of inception 4/30/15. Returns for periods less than one year are not annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (6.19)% for the year ended December 31, 2015. The Portfolio’s benchmark, the S&P Target Date 2055+ Index, returned (4.62)% over the same period.

Portfolio Highlights

For the year ended December 31, 2015

•

As of 12/31/2015, the Portfolio’s equity allocation (as a percentage of market value excluding cash) consisted of large cap growth stocks (20.6%), large cap value stocks (20.0%), mid cap stocks (15.8%), small cap stocks (9.9%), international stocks (25.6%) and emerging market stocks (6.9%).

•	As of 12/31/2015, the Portfolio’s fixed income allocation (as a percentage of market value excluding cash) consisted of investment grade bonds (1.2%).

•

The Portfolio’s performance is typically driven by the percentage allocations in each sector and how the individual market sectors performed. In 2015, U.S. equities continued to be volatile, finishing the year with a modest positive total return. Developed-world international stocks fared better, as financial turmoil in Europe abated and the outlook for Japan improved — but most of the gains were reversed when local currencies were converted back to a soaring U.S. dollar. A basket of U.S. government and corporate bonds eked out a positive return, despite the impact of higher interest rates on bond prices toward the end of the year.

•

In this environment, the Portfolio’s allocation to U.S. equity provided the biggest contribution to returns, especially an S&P 500 Index fund and, to a lesser extent, a multi-manager fund with an aggressive growth style of investing. Offsetting those gains were international equity funds and a weighting to emerging markets equity, which was hurt by both currency action and the fallout from China’s economic slowdown.

•	Since its inception on April 30, 2015, the Portfolio underperformed its benchmark, mainly attributable to the emerging markets holdings, after accounting for fees.

Table by Asset Class (as a percentage of Total Investments)
As of December 31, 2015
Equity	100.0%
Fixed Income	0.0	#
# Less than 0.05%

Top 10 Holdings (as a percentage of Total Investments)
As of December 31, 2015
EQ/Equity 500 Index Portfolio	47.1%
EQ/International Equity Index Portfolio	15.6
EQ/MFS International Growth Portfolio	11.3
EQ/Small Company Index Portfolio	10.5
EQ/BlackRock Basic Value Equity Portfolio	7.5
EQ/Emerging Markets Equity PLUS Portfolio	5.7
Multimanager Aggressive Equity Portfolio	1.9
Multimanager Mid Cap Growth Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.2
JPMorgan Prime Money Market Fund, Institutional Class Shares	0.0	#
# Less than 0.05%

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/15	Ending Account Value 12/31/15	Expenses Paid During Period* 7/1/15 - 12/31/15
Class B
Actual	$1,000.00	$951.44	$2.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06
Class K
Actual	1,000.00	953.04	1.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.44	1.79

*   Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.60% and 0.35%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2015

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	109,100	$2,170,965
EQ/Emerging Markets Equity PLUS Portfolio‡	225,917	1,661,591
EQ/Equity 500 Index Portfolio‡	396,486	13,662,500
EQ/International Equity Index Portfolio‡	537,462	4,521,271
EQ/MFS International Growth Portfolio‡	501,535	3,269,870
EQ/Small Company Index Portfolio‡	300,482	3,034,609
Multimanager Aggressive Equity Portfolio‡	11,840	541,725
Multimanager Mid Cap Growth Portfolio*‡	8,406	72,529
Multimanager Mid Cap Value Portfolio‡	5,348	70,927

Total Investment Companies (100.1%) (Cost $31,810,253)		29,005,987

SHORT-TERM INVESTMENT:
Investment Company (0.0%)
JPMorgan Prime Money Market Fund, Institutional Class Shares	2,141	$2,141

Total Short-Term Investment (0.0%) (Cost $2,141)		2,141

Total Investments (100.1%) (Cost $31,812,394)		29,008,128
Other Assets Less Liabilities (-0.1%)		(35,113)

Net Assets (100%)		$28,973,015

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the period ended December 31, 2015, were as follows:

Securities	Value April 30, 2015	Purchases at Cost	Sales at Cost	Value December 31, 2015	Dividend Income	Realized Gain (Loss)†
EQ/BlackRock Basic Value Equity Portfolio	$—	$2,429,463	$9,504	$2,170,965	$35,646	$7
EQ/Emerging Markets Equity PLUS Portfolio	—	2,173,228	7,960	1,661,591	15,976	3
EQ/Equity 500 Index Portfolio	—	14,323,813	54,747	13,662,500	257,451	246,745
EQ/International Equity Index Portfolio	—	5,137,905	19,247	4,521,271	124,181	46
EQ/MFS International Growth Portfolio	—	3,629,492	14,075	3,269,870	28,172	50,041
EQ/Small Company Index Portfolio	—	3,838,741	321,932	3,034,609	36,871	247,572
Multimanager Aggressive Equity Portfolio	—	546,540	2,262	541,725	2,239	7
Multimanager Mid Cap Growth Portfolio	—	83,503	307	72,529	—	6,301
Multimanager Mid Cap Value Portfolio	—	77,907	305	70,927	705	1

	$—	$32,240,592	$430,339	$29,005,987	$501,241	$550,723

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2015

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$29,005,987	$—	$29,005,987
Short-Term Investments	2,141	—	—	2,141

Total Assets	$2,141	$29,005,987	$—	$29,008,128

Total Liabilities	$—	$—	$—	$—

Total	$2,141	$29,005,987	$—	$29,008,128

There were no transfers between Levels 1, 2 or 3 during the period ended December 31, 2015.

The Portfolio held no derivatives contracts during the period ended December 31, 2015.

Investment security transactions for the period ended December 31, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,240,592
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$422,500

As of December 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,804,786)

Net unrealized depreciation	$(2,804,786)

Federal income tax cost of investments	$31,812,914

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2015

ASSETS
Investments at value:
Affiliated Issuers (Cost $31,810,253)	$29,005,987
Unaffiliated Issuers (Cost $2,141)	2,141
Cash	4,725
Receivable from investment manager	2,531
Dividends, interest and other receivables	1

Total assets	29,015,385

LIABILITIES
Payable for securities purchased	2,908
Distribution fees payable – Class B	140
Trustees’ fees payable	5
Accrued expenses	39,317

Total liabilities	42,370

NET ASSETS	$28,973,015

Net assets were comprised of:
Paid in capital	$31,282,497
Accumulated undistributed net investment income (loss)	—
Accumulated undistributed net realized gain (loss) on investments	494,784
Net unrealized appreciation (depreciation) on investments	(2,804,266)

Net assets	$28,973,015

Class B
Net asset value, offering and redemption price per share, $710,904 / 76,956 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.24

Class K
Net asset value, offering and redemption price per share, $28,262,111 / 3,059,282 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.24

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2015*

INVESTMENT INCOME
Dividends ($501,241 of dividend income received from affiliates)	$501,245
Interest	355

Total income	501,600

EXPENSES
Professional fees	42,071
Custodian fees	29,300
Administrative fees	27,831
Investment management fees	19,675
Printing and mailing expenses	6,444
Distribution fees – Class B	565
Trustees’ fees	502
Miscellaneous	526

Gross expenses	126,914
Less: Waiver from investment manager	(47,506)
Reimbursement from investment manager	(9,998)

Net expenses	69,410

NET INVESTMENT INCOME (LOSS)	432,190

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments (All realized gain (loss) from affiliates)	(7,839)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	558,562

Net realized gain (loss)	550,723

Net change in unrealized appreciation (depreciation) on investments (All of change in unrealized appreciation (depreciation) from affiliates)	(2,804,266)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,253,543)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,821,353)

*	The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

May 1, 2015* to December 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$432,190
Net realized gain (loss) on investments and net distributions of realized gain received from underlying funds	550,723
Net change in unrealized appreciation (depreciation) on investments	(2,804,266)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,821,353)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	(9,837)
Class K	(449,408)

(459,245)

Distributions from net realized capital gains
Class B	(693)
Class K	(28,276)

(28,969)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(488,214)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 81,301 shares ]	782,704
Capital shares issued in reinvestment of dividends and distributions [ 1,127 shares ]	10,530
Capital shares repurchased [ (5,472) shares ]	(51,900)

Total Class B transactions	741,334

Class K
Capital shares sold [ 3,015,314 shares ]	30,134,942
Capital shares issued in reinvestment of dividends and distributions [ 51,112 shares]	477,684
Capital shares repurchased [ (7,144) shares ]	(71,378)

Total Class K transactions	30,541,248

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	31,282,582

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,973,015
NET ASSETS:
Beginning of period	—

End of period (a)	$28,973,015

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$—

* The Portfolio commenced operations on May 1, 2015.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.28
Net realized and unrealized gain (loss) on investments	(0.90)

Total from investment operations	(0.62)

Less distributions:
Dividends from net investment income	(0.13)
Distributions from net realized gains	(0.01)

Total dividends and distributions	(0.14)

Net asset value, end of period	$9.24

Total return (b)	(6.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$711
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%
Before waivers and reimbursements (a)(f)	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	4.39	%(l)
Before waivers and reimbursements (a)(f)(x)	4.13	%(l)
Portfolio turnover rate (z)^	1%

Class K	May 1, 2015* to December 31, 2015
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14
Net realized and unrealized gain (loss) on investments	(0.74)

Total from investment operations	(0.60)

Less distributions:
Dividends from net investment income	(0.15)
Distributions from net realized gains	(0.01)

Total dividends and distributions	(0.16)

Net asset value, end of period	$9.24

Total return (b)	(6.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$28,262
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%
Before waivers and reimbursements (a)(f)	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.17	%(l)
Before waivers and reimbursements (a)(f)(x)	1.95	%(l)
Portfolio turnover rate (z)^	1%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

Note 1	Organization and Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twenty-three diversified Portfolios (each a “Portfolio” and together “the Portfolios”). The investment manager to each Portfolio is AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

On April 30, 2015, FMG LLC contributed seed capital into the Target 2055 Allocation Portfolio in the amounts of $100,000 and $29,900,000 for Class B and Class K, respectively. Operations for this fund commenced on May 1, 2015.

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with certain vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Portfolios are types of mutual funds often described as “fund of funds.” Each of the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (each an “AXA Allocation Portfolio” and together the “AXA Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each a “Target Allocation Portfolio” and together the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds within the EQ Advisors Trust, a separate registered investment company managed by FMG LLC. Each of the CharterSM Conservative Portfolio, CharterSM Moderate Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM International Moderate Portfolio, CharterSM Income Strategies Portfolio, CharterSM Interest Rate Strategies Portfolio, CharterSM Multi-Sector Bond Portfolio, CharterSM Real Assets Portfolio, CharterSM Small Cap Growth Portfolio, CharterSM Small Cap Value Portfolio and CharterSM Alternative 100 Moderate Portfolio (each a “Charter Allocation Portfolio” and together the “Charter Allocation Portfolios”) pursues its investment objective by investing in other affiliated mutual funds within the EQ Advisors Trust managed by FMG LLC and other unaffiliated investment companies or exchange-traded funds (“ETFs”).

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to portfolios of EQ Advisors Trust.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

CharterSM Conservative Portfolio — Seeks a high level of current income.

CharterSM Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Moderate Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Growth Portfolio — Seeks long-term capital appreciation and current income.

CharterSM Aggressive Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

CharterSM International Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Income Strategies Portfolio — Seeks a high level of current income.

CharterSM Interest Rate Strategies Portfolio — Seeks to achieve long-term total return, consistent with the preservation of capital and prudent investment management.

CharterSM Multi-Sector Bond Portfolio — Seeks to achieve high total return through a combination of current income and capital appreciation.

CharterSM Real Assets Portfolio — Seeks to achieve maximum real return.

CharterSM Small Cap Growth Portfolio — Seeks to achieve long-term growth of capital.

CharterSM Small Cap Value Portfolio — Seeks to achieve long-term growth of capital.

CharterSM Alternative 100 Moderate Portfolio — Seeks long-term capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

On April 21, 2014 CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio converted from a multi-manager structure to a fund-of-funds structure. Details of the conversion are in Note 9: Substitution, Reorganization and In-Kind Transactions.

Valuation:

Equity securities (including securities issued by exchange-traded funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio will be valued at the net asset value (“NAV”) of the shares of such funds as described in these Portfolios’ prospectuses.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of a Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2015 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available “observable” market inputs to determine price.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and investment sub-advisers (“Sub-Advisers”), if applicable, for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser, if applicable, or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAVs.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of NAVs for each applicable Portfolio when the Manager deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At December 31, 2015, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but not for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

Market and Credit Risk:

Because the Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities; equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market. In addition, the underlying funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward currency exchange contracts, options, swaps, and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2015, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2015 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to Capital Loss Carryover (CharterSM Multi-Sector Bond, CharterSM Real Assets, CharterSM Small Cap Value, Target 2025 Allocation, Target 2035 Allocation and Target 2045 Allocation), conversion transactions (AXA Moderate-Plus Allocation and AXA Aggressive Allocation) and Loss Deferrals due to Investments in affiliated Fund of Funds (AXA Aggressive Allocation, AXA Conservative Allocation, AXA Conservative-Plus Allocation, AXA Moderate Allocation, AXA Moderate-Plus Allocation, Target 2015 Allocation, Target 2025 Allocation, Target 2035 Allocation and Target 2045 Allocation). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2015 and December 31, 2014, were as follows:

	Year Ended December 31, 2015				Year Ended December 31, 2014
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$12,296,344	$24,695,506	$230,326	$10,319,134	$13,939,706	$46,142,125	$99,754	$15,248,751
AXA Conservative-Plus Allocation	13,765,821	52,675,518	208,257	18,202,417	18,467,629	66,683,479	136,910	30,752,208

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

	Year Ended December 31, 2015				Year Ended December 31, 2014
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Moderate Allocation	$81,509,431	$310,234,247	$1,694,495	$130,018,320	$117,043,207	$414,416,005	$2,455,292	$192,399,042
AXA Moderate-Plus Allocation	99,150,913	462,627,307	1,524,141	227,295,077	160,385,187	735,156,800	1,810,420	297,128,951
AXA Aggressive Allocation	35,023,649	210,731,542	1,052,846	114,942,716	62,077,228	315,572,714	1,316,748	135,521,626
CharterSM Conservative	244,574	77,768	—	7,690	239,383	3,181	7,875	65,034
CharterSM Moderate	270,914	138,185	—	90,219	289,432	21,406	15,718	143,496
CharterSM Moderate Growth	244,110	123,869	—	132,659	192,006	32,908	18,281	127,224
CharterSM Growth	229,310	194,742	—	112,782	204,244	36,708	40,354	170,852
CharterSM Aggressive Growth	76,484	136,914	—	70,665	103,539	9,181	8,575	100,766
CharterSM International Moderate	150,902	16,080	—	—	137,121	95	3,204	7,109
CharterSM Income Strategies	137,954	67,121	3,453	42,489	191,780	25,802	7,429	62,421
CharterSM Interest Rate Strategies	115,616	66,016	13,505	35,236	207,908	10,440	9,390	65,290
CharterSM Multi-Sector Bond	3,565,092	—	—	—	6,264,005	—	4,719	—
CharterSM Real Assets	39,104	—	—	—	113,973	8,399	—	—
CharterSM Small Cap Growth	247,194	1,034	—	1,173,363	—	—	—	—
CharterSM Small Cap Value	923,978	—	—	—	325,089	—	—	—
CharterSM Alternative 100 Moderate	209,371	99,921	—	18,628	138,373	—	19,943	3,462
Target 2015 Allocation	917,151	770,140	—	39,668	1,149,055	9,492,811	61,876	768,293
Target 2025 Allocation	1,891,608	1,682,035	—	—	2,033,580	12,909,314	93,241	1,681,981
Target 2035 Allocation	1,263,397	1,362,087	—	—	1,351,122	9,060,945	34,985	1,362,087
Target 2045 Allocation	902,417	1,016,896	—	—	865,093	6,194,399	33,318	1,016,896
Target 2055 Allocation	459,364	28,850	—	502,870	—	—	—	—

There were no Returns of Capital for 2014 or 2015.

Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed (overdistributed) net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2015 as follows:

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
AXA Conservative Allocation	$2,005,698	$(2,005,696)	$(2)
AXA Conservative-Plus Allocation	4,032,264	(4,032,298)	34
AXA Moderate Allocation	25,502,899	(25,502,899)	—
AXA Moderate-Plus Allocation	41,779,368	(41,779,368)	—
AXA Aggressive Allocation	16,848,309	(16,848,309)	—

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
CharterSM Conservative	$15,085	$(14,986)	$(99)
CharterSM Moderate	28,162	(27,805)	(357)
CharterSM Moderate Growth	32,405	(31,913)	(492)
CharterSM Growth	23,046	(22,626)	(420)
CharterSM Aggressive Growth	9,636	(9,414)	(222)
CharterSM International Moderate	14,551	(40,928)	26,377
CharterSM Income Strategies	7,100	(8,893)	1,793
CharterSM Interest Rate Strategies	7,700	(7,522)	(178)
CharterSM Multi-Sector Bond	175,574	(160,179)	(15,395)
CharterSM Real Assets	8,335	(6,726)	(1,609)
CharterSM Small Cap Growth	463,779	(558,680)	94,901
CharterSM Small Cap Value	836,613	(554,388)	(282,225)
CharterSM Alternative 100 Moderate	53,611	(100,788)	47,177
Target 2015 Allocation	20,651	(20,651)	—
Target 2025 Allocation	60,077	(59,391)	(686)
Target 2035 Allocation	19,422	(18,491)	(931)
Target 2045 Allocation	33,693	(33,366)	(327)
Target 2055 Allocation	27,055	(26,970)	(85)

The significant permanent book to tax differences related to the adjustments above are related to short term capital gain distributions received from fund of fund Investments (AXA Aggressive Allocation and CharterSM Small Cap Growth)

Net Capital and net specified gains/losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the year ended December 31, 2015, the following Portfolio deferred to January 1, 2016 post-October losses of:

		Short-Term Capital Loss	Long-Term Capital Loss
Portfolios:	Specified Loss
CharterSM Aggressive Growth	$—	$660	$—
CharterSM Multi-Sector Bond	—	5,568	—
CharterSM Real Assets	—	138	90
CharterSM Alternative 100 Moderate	—	2,638	—
Target 2015 Allocation	—	307	—
Target 2055 Allocation	—	7,566	—

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the table below.

The following Portfolios have capital loss carryforward amounts available for use and utilized during 2015 as follows:

	Expiring
Portfolios:	2016	2017	2018	Total	Utilized
CharterSM Multi-Sector Bond	$1,523,244	$507,367,626	$—	$508,890,870	$—
CharterSM Small Cap Growth	—	—	—	—	4,127,182
CharterSM Small Cap Value	1,420,636	259,529,581	—	260,950,217	9,646,653

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

The following Portfolios utilized net capital loss carryforwards during 2015 and/or have losses incurred that will be carried forward under the provisions of the RIC Mod Act as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
CharterSM International Moderate*	$1,867	$12,248	$3,891	$36,989
CharterSM Multi-Sector Bond	—	—	770,580	536,689
CharterSM Real Assets	—	—	8,583	31,888
Target 2025 Allocation	—	—	322,415	2,895,190
Target 2035 Allocation	—	—	357,194	1,405,135
Target 2045 Allocation	—	—	190,237	1,318,510

*	Included in the capital loss carryforward amounts are the following losses acquired from the stated Portfolios as a result of a tax free reorganization that occurred during the year shown. Certain capital loss carryforwards may be subject to limitation on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

	Utilized		Losses carried forward		Stated Portfolio	Merger Date
Portfolio	Short Term	Long Term	Short Term	Long Term
CharterSM International Moderate	$—	$—	$2,024	$24,741	CharterSM International Conservative and CharterSM International Growth	September 25, 2015

Note 2	Management of the Trust

The Trust has entered into an investment management agreement (the “Management Agreement”) with FMG LLC. The Management Agreement for the Portfolios obligates the Manager to, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the Portfolios; (iii) implement and monitor the investment programs and results; (iv) apprise the Trustees/Trust of developments materially affecting the Portfolios; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board. For the year ended December 31, 2015, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
CharterSM Conservative	0.150% of average daily net assets
CharterSM Moderate	0.150% of average daily net assets
CharterSM Moderate Growth	0.150% of average daily net assets
CharterSM Growth	0.150% of average daily net assets
CharterSM Aggressive Growth	0.150% of average daily net assets
CharterSM International Moderate	0.150% of average daily net assets
CharterSM Income Strategies	0.150% of average daily net assets
CharterSM Interest Rate Strategies	0.150% of average daily net assets
CharterSM Multi-Sector Bond	0.150% of average daily net assets
CharterSM Real Assets	0.150% of average daily net assets

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

Portfolios:	Management Fee
CharterSM Small Cap Growth	0.150% of average daily net assets
CharterSM Small Cap Value	0.150% of average daily net assets
CharterSM Alternative 100 Moderate	0.150% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $10 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.100%	0.095%	0.090%
AXA Conservative-Plus Allocation	0.100	0.095	0.090
AXA Moderate Allocation	0.100	0.095	0.090
AXA Moderate-Plus Allocation	0.100	0.095	0.090
AXA Aggressive Allocation	0.100	0.095	0.090

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. Effective October 1, 2015, for these services, each AXA Allocation Portfolio, Target Allocation Portfolio and Charter Allocation Portfolio pays FMG LLC, as Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios are aggregated. The asset-based administration fee is equal to an annual rate of 0.150% of the first $20 billion of the aggregate average daily net assets of the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios; 0.125% on the next $5 billion; and 0.100% thereafter.

Prior to October 1, 2015, for these services, the Trust paid to FMG LLC, as Administrator, an annual fee in accordance with the following schedule:

(i) Each AXA Allocation and Target Allocation Portfolio pays the greater of $32,500 or its proportionate share of an asset-based administration fee. For purposes of calculating the asset-based administration fee, the assets of the AXA Allocation Portfolios and Target Allocation Portfolios are aggregated. The asset based administration fee is equal to an annual rate of 0.150% of the first $20 billion of the aggregate average daily net assets of the AXA Allocation Portfolios and Target Allocation Portfolios; 0.125% on the next $5 billion; and 0.100% thereafter.

(ii) Each Charter Allocation Portfolio pays the greater of $32,500 or its proportionate share of an asset-based administration fee. The asset-based administration fee is equal to an annual rate of 0.15% of the aggregate average daily net assets of the Charter Allocation Portfolios.

Pursuant to a sub-administration agreement with FMG LLC, the Sub-Administrator provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount

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December 31, 2015

of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5	Distribution Plans

The Trust has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 6	Expense Limitation

In the interest of limiting through April 30, 2016 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, FMG LLC has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, FMG LLC has agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
CharterSM Conservative*	N/A	N/A	0.65%
CharterSM Moderate*	N/A	N/A	0.65
CharterSM Moderate Growth*	N/A	N/A	0.65
CharterSM Growth*	N/A	N/A	0.65
CharterSM Aggressive Growth*	N/A	N/A	0.65
CharterSM International Moderate*	N/A	N/A	0.65
CharterSM Income Strategies*	N/A	N/A	0.65
CharterSM Interest Rate Strategies*	N/A	N/A	0.65
CharterSM Real Assets*	N/A	N/A	0.65
CharterSM Alternative 100 Moderate*	N/A	N/A	0.65
Target 2015 Allocation	0.35%	0.60%	0.60
Target 2025 Allocation	0.35	0.60	0.60
Target 2035 Allocation**	0.35	N/A	0.60
Target 2045 Allocation**	0.35	N/A	0.60
Target 2055 Allocation**	0.35	N/A	0.60

+	Includes amounts payable pursuant to Rule 12b-1
*	Portfolio currently only has Class B shares registered
**	The Trust offers only Class B and Class K shares of this Portfolio

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The expenses as a percentage of daily net assets for each AXA Allocation Portfolio, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), are limited to the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
AXA Aggressive Allocation	1.00%	1.25%	1.25%
AXA Conservative Allocation	0.75	1.00	1.00
AXA Conservative-Plus Allocation	0.85	1.10	1.10
AXA Moderate Allocation	0.90	1.15	1.15
AXA Moderate-Plus Allocation	0.95	1.20	1.20
CharterSM Small Cap Growth	1.20	1.45	1.45
CharterSM Small Cap Value	1.20	1.45	1.45
CharterSM Multi-Sector Bond	0.85	1.10	1.10

+	Includes amounts payable pursuant to Rule 12b-1

Prior to May 1, 2015, FMG LLC had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of each Portfolio (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, expenses of Underlying Portfolios and Underlying ETFs, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximun Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
CharterSM Small Cap Growth	0.40%	0.65%	0.65%
CharterSM Small Cap Value	0.40	0.65	0.65
CharterSM Multi-Sector Bond	0.40	0.65	0.65

+	Includes amounts payable pursuant to Rule 12b-1

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. FMG LLC may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. If the actual expense ratio is less than the expense cap and FMG LLC has recouped any eligible previous payments or waivers made, the Portfolio will be charged such lower expenses. FMG LLC’s selection of Underlying Portfolios and Underlying ETFs may positively or negatively impact its obligations under the Expense Limitation Agreement and its ability to recoup previous payments or waivers made under the Expense Limitation Agreement.

During the year ended December 31, 2015, FMG LLC received recoupment from the following Portfolios:

Portfolios:	Recoupment
AXA Conservative-Plus Allocation	$77,951
AXA Moderate Allocation	1,958
CharterSM International Moderate (2)	34,871

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Portfolios:	Recoupment
CharterSM Multi Sector Bond	$53,121
CharterSM Alternative 100 Moderate (1)	35,376
CharterSM Small Cap Value	19,753
Target 2025 Allocation	2,007

(1)	Recoupment transferred from CharterSM Alternative 100 Conservative Plus and CharterSM Alternative 100 Growth
(2)	Recoupment transferred from CharterSM International Conservative and CharterSM International Growth

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At December 31, 2015, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2016	2017	2018	Total Eligible For Reimbursement
AXA Conservative Allocation	$1,557,255	$1,277,561	$723,718	$3,558,534
AXA Conservative-Plus Allocation	399,399	353,170	1,397	753,966
CharterSM Conservative	59,151	255,995	208,223	523,369
CharterSM Moderate	59,160	256,110	213,810	529,080
CharterSM Moderate Growth	59,116	260,069	225,225	544,410
CharterSM Growth	59,111	257,940	220,014	537,065
CharterSM Aggressive Growth	59,188	251,513	223,475	534,176
CharterSM International Moderate	59,180	157,720	161,752	378,652
CharterSM Income Strategies	59,176	176,457	152,377	388,010
CharterSM Interest Rate Strategies	59,176	176,251	140,317	375,744
CharterSM Multi-Sector Bond	—	—	73,615	73,615
CharterSM Real Assets	59,188	138,870	117,616	315,674
CharterSM Small Cap Growth	64,386	122,184	128,582	315,152
CharterSM Small Cap Value	37,987	79,565	158,778	276,330
CharterSM Alternative 100 Moderate	59,168	145,055	146,465	350,688
Target 2015 Allocation	123,469	101,668	61,297	286,434
Target 2025 Allocation	96,322	63,259	9,751	169,332
Target 2035 Allocation	129,802	98,857	44,814	273,473
Target 2045 Allocation	139,595	114,656	79,543	333,794
Target 2055 Allocation	—	—	57,504	57,504

During the year ended December 31, 2015, FMG LLC voluntarily agreed to waive the following (voluntary waivers may be reduced or discontinued at anytime without notice and are not eligible for recoupment):

Portfolios:	Voluntary Waivers
CharterSM Conservative	$ 4,002
CharterSM Moderate	4,842
CharterSM Moderate Growth	3,949
CharterSM Growth	3,126
CharterSM Aggressive Growth	1,837
CharterSM International Moderate	3,436
CharterSM Income Strategies	1,272
CharterSM Interest Rate Strategies	1,499
CharterSM Multi-Sector Bond	30,883
CharterSM Small Cap Growth	64,771
CharterSM Small Cap Value	117,202

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Note 7	Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five- to twenty-year period elected by such Trustee. At December 31, 2015, the total amount deferred by the Trustees participating in the Plan was $769,270.

Note 8	Percentage of Ownership by Affiliates

At December 31, 2015, AXA Equitable held investments in each of the Portfolios as follows:

Fund Name	Percentage of Ownership
CharterSM Aggressive Growth	41.44%
CharterSM International Moderate	83.50
CharterSM Income Strategies	42.25
CharterSM Interest Rate Strategies	26.61
CharterSM Real Assets	83.92
CharterSM Alternative 100 Moderate	37.65
Target 2055 Allocation	97.28

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of December 31, 2015.

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
AXA Global Equity Managed Volatility	0.31%	0.95%	8.61%	11.58%	5.17%
AXA International Core Managed Volatility	0.29	0.78	7.30	11.73	5.19
AXA International Value Managed Volatility	0.30	0.78	5.55	11.46	6.58
AXA Large Cap Core Managed Volatility	0.96	1.59	9.34	15.67	6.75
AXA Large Cap Growth Managed Volatility	0.48	0.84	4.81	7.00	2.41
AXA Large Cap Value Managed Volatility	0.17	0.50	3.66	7.72	3.87
AXA/AB Small Cap Growth	0.18	0.71	9.42	16.03	5.53
AXA/Franklin Small Cap Value Managed Volatility	—	1.11	9.90	25.09	11.19
AXA/Horizon Small Cap Value	—	3.63	18.18	25.60	10.00
AXA/Loomis Sayles Growth	1.49	2.91	16.96	25.85	11.50
AXA/Lord Abbett Micro Cap	0.63	2.33	17.02	40.92	19.06
AXA/Morgan Stanley Small Cap Growth	0.69	1.13	15.29	39.35	19.47
AXA/Pacific Global Small Cap Value	—	2.55	16.60	27.61	10.03
ATM International Managed Volatility	1.16	3.34	31.26	45.74	18.50
ATM Large Cap Managed Volatility	2.37	4.24	27.61	45.71	20.07
ATM Mid Cap Managed Volatility	2.04	4.39	29.15	42.58	21.85
ATM Small Cap Managed Volatility	0.35	2.95	23.84	52.19	20.67
EQ/BlackRock Basic Value Equity	1.57	2.30	13.23	17.03	6.40

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Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
EQ/Boston Advisors Equity Income	2.90%	3.36%	23.87%	29.42%	11.30%
EQ/Core Bond Index	4.38	3.39	16.29	11.12	1.16
EQ/GAMCO Small Company Value	0.27	0.46	3.72	6.10	2.80
EQ/Global Bond PLUS	8.24	6.66	38.36	3.28	—
EQ/High Yield Bond	7.56	7.86	32.75	10.08	0.91
EQ/Intermediate Government Bond	6.20	4.74	22.37	15.89	1.71
EQ/International Equity Index	0.03	0.07	1.36	4.87	4.22
EQ/JPMorgan Value Opportunities	1.64	3.21	15.52	23.78	9.81
EQ/Large Cap Growth Index	0.13	0.52	3.21	6.26	2.95
EQ/MFS International Growth	1.11	3.07	23.83	32.18	15.24
EQ/PIMCO Ultra Short Bond	11.32	8.38	38.89	26.23	2.92
EQ/Quality Bond PLUS	0.82	1.19	6.24	5.33	0.49
Multimanager Core Bond	4.93	4.72	22.67	16.47	1.36
Multimanager Mid Cap Growth	1.28	1.28	5.02	7.77	4.86
Multimanager Mid Cap Value	0.89	2.47	14.85	9.61	3.39

Portfolios:	CharterSM Conservative	CharterSM Moderate		CharterSM Moderate Growth		CharterSM Growth		CharterSM Aggressive Growth		CharterSM International Moderate
AXA Natural Resources	0.16%	0.44%		0.57%		0.93%		0.95%		—%
AXA SmartBeta Equity	0.68	1.35		1.51		1.40		0.95		2.57
AXA/AB Small Cap Growth	0.01	0.02		0.02		0.02		0.01		—
AXA/Doubleline Opportunistic Core Plus Bond	—	—		—		—		—		—
AXA/Horizon Small Cap Value	—	—		—		—		—		—
AXA/Lord Abbett Micro Cap	0.06	0.11		0.14		0.13		0.09		—
AXA/Morgan Stanley Small Cap Growth	—	—		—		—		—		—
AXA/Pacific Global Small Cap Value	—	—		—		—		—		—
EQ/BlackRock Basic Value Equity	0.01	0.02		0.02		0.02		0.01		—
EQ/Boston Advisors Equity Income	—	—	#	—	#	—	#	—		—
EQ/Capital Guardian Research	0.10	0.19		0.21		0.18		0.13		—
EQ/Convertible Securities	7.90	7.14		4.91		2.80		1.20		—
EQ/Core Bond Index	—	—	#	—	#	—	#	—		—
EQ/Emerging Markets Equity PLUS	0.44	0.86		1.01		0.87		0.58		1.14
EQ/Energy ETF	0.47	1.35		1.71		3.05		2.74		—
EQ/GAMCO Mergers and Acquisitions	0.09	0.14		0.16		0.08		0.02		—
EQ/GAMCO Small Company Value	0.01	0.01		0.01		0.01		0.01		—
EQ/Global Bond PLUS	0.39	0.34		0.21		0.09		0.02		0.40
EQ/High Yield Bond	0.58	0.14		0.29		0.14		0.03		—
EQ/Intermediate Government Bond	0.02	0.01		0.01		—	#	—	#	—
EQ/International Equity Index	0.02	0.05		0.05		0.05		0.03		0.06

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Portfolios:	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth		CharterSM International Moderate
EQ/Invesco Comstock	0.09%	0.18%	0.19%	0.16%	0.12%		—%
EQ/Low Volatility Global ETF	1.82	3.07	3.42	3.18	2.12		5.88
EQ/MFS International Growth	0.02	0.04	0.05	0.04	0.03		0.05
EQ/Morgan Stanley Mid Cap Growth	0.03	0.06	0.06	0.05	0.04		—
EQ/PIMCO Global Real Return	2.07	1.76	1.08	0.50	0.12		1.48
EQ/PIMCO Ultra Short Bond	0.08	0.07	0.04	0.02	—	#	—
EQ/Quality Bond PLUS	—	—	—	—	—		—
EQ/Real Estate PLUS	0.25	0.59	0.78	1.07	0.96		3.05
EQ/T. Rowe Price Growth Stock	0.02	0.04	0.05	0.04	0.03		—
EQ/Wells Fargo Omega Growth	0.04	0.09	0.10	0.08	0.06		—
Multimanager Core Bond	0.19	0.16	0.10	0.04	0.01		—
Multimanager Mid Cap Value	0.14	0.28	0.30	0.27	0.20		—

#	Percentage of ownership is less than 0.005%.

Portfolios:	CharterSM Income Strategies		CharterSM Interest Rate Strategies	CharterSM Multi- Sector Bond	CharterSM Real Assets	CharterSM Small Cap Growth	CharterSM Small Cap Value	CharterSM Alternative 100 Moderate
AXA Natural Resources	0.54%		1.02%	—%	1.50%	—%	—%	4.39%
AXA SmartBeta Equity	—		—	—	—	—	—	—
AXA/AB Small Cap Growth	—		—	—	—	—	—	—
AXA/Doubleline Opportunistic Core Plus Bond	—		—	15.06	—	—	—	—
AXA/Horizon Small Cap Value	—		—	—	—	—	42.48	—
AXA/Lord Abbett Micro Cap	—		—	—	—	19.44	—	—
AXA/Morgan Stanley Small Cap Growth	—		—	—	—	24.04	—	—
AXA/Pacific Global Small Cap Value	—		—	—	—	—	43.05	—
EQ/BlackRock Basic Value Equity	—		—	—	—	—	—	—
EQ/Boston Advisors Equity Income	0.09		0.07	—	—	—	—	—
EQ/Capital Guardian Research	—		—	—	—	—	—	—
EQ/Convertible Securities	—		2.78	—	—	—	—	7.62
EQ/Core Bond Index	—	#	—	1.38	—	—	—	—
EQ/Emerging Markets Equity PLUS	—		—	—	—	—	—	—
EQ/Energy ETF	1.18		2.98	—	4.97	—	—	11.80
EQ/GAMCO Mergers and Acquisitions	—		—	—	—	—	—	0.71

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Portfolios:	CharterSM Income Strategies	CharterSM Interest Rate Strategies	CharterSM Multi- Sector Bond	CharterSM Real Assets	CharterSM Small Cap Growth	CharterSM Small Cap Value	CharterSM Alternative 100 Moderate
EQ/GAMCO Small Company Value	—%	—%	—%	—%	—%	1.27%	—%
EQ/Global Bond PLUS	0.04	0.04	—	—	—	—	—
EQ/High Yield Bond	0.17	0.04	14.53	—	—	—	—
EQ/Intermediate Government Bond	—	—	—	—	—	—	—
EQ/International Equity Index	—	—	—	—	—	—	—
EQ/Invesco Comstock	—	—	—	—	—	—	—
EQ/Low Volatility Global ETF	—	9.37	—	—	—	—	—
EQ/MFS International Growth	—	—	—	—	—	—	—
EQ/Morgan Stanley Mid Cap Growth	—	—	—	—	—	—	—
EQ/PIMCO Global Real Return	0.20	0.95	18.55	1.99	—	—	—
EQ/PIMCO Ultra Short Bond	—	0.01	—	—	—	—	—
EQ/Quality Bond PLUS	0.01	—	2.90	—	—	—	—
EQ/Real Estate PLUS	1.10	1.23	—	1.82	—	—	4.95
EQ/T. Rowe Price Growth Stock	—	—	—	—	—	—	—
EQ/Wells Fargo Omega Growth	—	—	—	—	—	—	—
Multimanager Core Bond	0.07	—	—	—	—	—	—
Multimanager Mid Cap Value	—	—	—	—	—	—	—

#	Percentage of ownership is less than 0.005%.

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
EQ/BlackRock Basic Value Equity	0.10%	0.21%	0.12%	0.11%	0.12%
EQ/Core Bond Index	0.16	0.18	0.08	0.03	—
EQ/Emerging Markets Equity PLUS	7.68	16.57	12.04	9.84	4.55
EQ/Equity 500 Index	0.33	1.05	0.89	0.70	0.31
EQ/Global Bond PLUS	1.43	1.78	0.76	0.19	—
EQ/High Yield Bond	2.80	3.97	1.70	0.70	—
EQ/International Equity Index	0.45	1.04	0.80	0.65	0.27
EQ/MFS International Growth	0.11	0.45	0.42	0.37	0.27
EQ/PIMCO Ultra Short Bond	0.25	0.28	0.13	0.04	—
EQ/Quality Bond PLUS	0.24	0.33	0.17	0.04	—
EQ/Small Company Index	0.12	0.70	0.64	0.49	0.32
Multimanager Aggressive Equity	0.11	0.20	0.08	0.05	0.05
Multimanager Mid Cap Growth	0.75	0.69	0.54	0.36	0.04
Multimanager Mid Cap Value	0.62	1.80	0.90	0.77	0.04

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Note 9	Substitution, Reorganization and In-Kind Transactions

The following transactions occurred during 2015:

After the close of business on September 25, 2015, CharterSM International Moderate Portfolio acquired the net assets of CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 17, 2015. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in CharterSM International Moderate Portfolio issuing 962,890 Class B shares (valued at $8,571,057) in exchange for 475,178 and 499,110 Class B shares of the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio, respectively. The securities held by CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio, with a fair value of $4,252,534 and $4,399,558, respectively, and identified cost of $4,723,379 and $4,957,409, respectively, at September 25, 2015, were the principal assets acquired by CharterSM International Moderate Portfolio. For U.S. GAAP purposes, assets received and shares issued by CharterSM International Moderate Portfolio were recorded at fair value; however, the cost basis of the investments from CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio was carried forward to align ongoing reporting of CharterSM International Moderate Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio’s net assets at the merger date of $4,210,022 and $4,361,035, respectively, including $(470,845) and $(557,851), respectively, of unrealized depreciation, $2,583 and $(10,396), respectively, of undistributed net investment income/(loss) and $(24,282) and $(17,443) respectively, of undistributed net realized loss on investments, were combined with those of CharterSM International Moderate Portfolio. Assuming the acquisition had been completed January 1, 2015, the beginning of the annual reporting period of CharterSM International Moderate Portfolio, pro forma results of operations for the year ended December 31, 2015 would include net investment income of $212,891 and net realized and unrealized loss on investments of $(932,442), resulting in a decrease in net assets from operations of $(719,551). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio that have been included in CharterSM International Moderate Portfolio’s Statement of Operations since the merger date, September 25, 2015. Prior to the combination, the net assets of the CharterSM International Moderate Portfolio totaled $4,669,340. Immediately after the combination, the net assets of the CharterSM International Moderate Portfolio totaled $13,240,397. The cost of securities transferred by CharterSM International Conservative Portfolio and CharterSM International Growth Portfolio is excluded from CharterSM International Moderate Portfolio’s portfolio turnover calculation and excluded from the cost of long-term purchases.

After the close of business on September 25, 2015, CharterSM Alternative 100 Moderate Portfolio acquired the net assets of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 17, 2015. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with identical investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the CharterSM Alternative 100 Moderate Portfolio issuing 859,895 Class B shares (valued at $7,365,800) in exchange for 412,800 and 479,681 Class B shares of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio, respectively. The securities held by CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio, with a fair value of $3,551,807 and $3,873,133, respectively, and identified cost of $3,973,545 and $4,732,004, respectively, at September 25, 2015, were the principal assets acquired by CharterSM Alternative 100 Moderate Portfolio. For U.S. GAAP purposes, assets received and shares issued by

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CharterSM Alternative 100 Moderate Portfolio were recorded at fair value; however, the cost basis of the investments from CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio was carried forward to align ongoing reporting of CharterSM Alternative 100 Moderate Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio’s net assets at the merger date of $3,519,922 and $3,845,878, respectively, including $(421,738) and $(858,871), respectively, of unrealized depreciation, $(78,810) and $(20,481), respectively, of undistributed net investment loss and $(53,584) and $(13,740), respectively, of undistributed net realized loss on investments, were combined with those of CharterSM Alternative 100 Moderate Portfolio. Assuming the acquisition had been completed January 1, 2015, the beginning of the annual reporting period of CharterSM Alternative 100 Moderate Portfolio, pro forma results of operations for the year ended December 31, 2015 would include net investment income of $122,875 and net realized and unrealized loss on investments of $(1,366,198), resulting in a decrease in net assets from operations of $(1,243,323). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio that have been included in CharterSM Alternative 100 Moderate Portfolio’s Statement of Operations since the merger date, September 25, 2015. Prior to the combination, the net assets of the CharterSM Alternative 100 Moderate Portfolio totaled $5,577,677. Immediately after the combination, the net assets of the CharterSM Alternative 100 Moderate Portfolio totaled $12,943,477. The cost of securities transferred from CharterSM Alternative 100 Conservative Plus Portfolio and CharterSM Alternative 100 Growth Portfolio is excluded from CharterSM Alternative 100 Moderate Portfolio’s portfolio turnover calculation and excluded from the cost of long-term purchases.

After the close of business on September 25, 2015, the CharterSM Equity Portfolio merged into the EQ/Common Stock Index Portfolio, a series of the EQ Advisors Trust.

After the close of business on September 25, 2015, the CharterSM Fixed Income Portfolio merged into the EQ/Core Bond Index Portfolio, a series of the EQ Advisors Trust.

The following transactions occurred during 2014:

At a meeting held on April 10, 2014, the contractholders approved the conversion of CharterSM Multi-Sector Bond Portfolio (“CMSB”), known at the time as Multimanager Multi-Sector Bond Portfolio, into a fund-of-funds structure. The conversion was effected on April 21, 2014.

Simultaneous with the conversion, there was a redemption in-kind by certain of the AXA Allocation Portfolios, Charter Allocation Portfolios and Target Allocation Portfolios (“Allocation Portfolios”) from Class K of CMSB. The redeeming Portfolios then contributed in-kind the securities and currency received from CMSB to EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio and received Class K shares of those Portfolios. Valuation of the securities and currency transferred was as of April 17, 2014 and was in accordance with the Portfolios’ valuation policy.

For U.S. GAAP and tax purposes, the transaction was treated as a sale on the conversion date. The resulting gain/loss based on the values of the securities and currency transferred are listed in the table below. The realized gain/loss is recorded in Net Realized Gain on Investments on the redeeming Portfolios’ Statements of Operations.

Portfolios:	Value of CMSB Class K Shares redeemed	Realized Gain/(Loss)
AXA Conservative Allocation	$25,198,613	$2,856,825
AXA Conservative-Plus Allocation	15,600,690	(7,021,295)

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Portfolios:	Value of CMSB Class K Shares redeemed	Realized Gain/(Loss)
AXA Moderate Allocation	$96,245,638	$(34,377,656)
AXA Moderate-Plus Allocation	55,612,304	710,626
AXA Aggressive Allocation	5,243,368	78,459
CharterSM Fixed Income	192,563	(5,371)
CharterSM Income Strategies	378,596	(9,201)
Target 2015 Allocation	10,246,723	(256,012)
Target 2025 Allocation	9,305,296	(344,756)
Target 2035 Allocation	4,058,985	(68,789)
Target 2045 Allocation	955,638	(21,452)

The value of the securities and currency contributed in-kind by the Allocation Portfolios to the EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio and the corresponding Class K shares issued by those Portfolios was as follows:

Portfolios:	Class K Shares Issued to Allocation Portfolios	Value of securities and currency transferred by Allocation Portfolios
EQ/Core Bond Index (a)	14,728,410	$146,930,927
EQ/High Yield Bond (a)	2,647,274	27,488,183
EQ/Quality Bond PLUS (a)	5,739,906	48,619,304

(a)	A portfolio of EQ Advisors Trust.

The value of shares redeemed in-kind and securities and currency contributed in-kind is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At the date of the conversion, CMSB transferred securities and currency to the AXA Allocation Portfolios in relation to the redemption in-kind. CMSB then transferred its remaining securities and currency into EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio in exchange for Class K shares of those portfolios. Valuation of these securities transferred was as of April 17, 2014 and in accordance with the Portfolios’ valuation policy.

The redemption in-kind by the Allocation Portfolios from CMSB was treated as a sale for U.S. GAAP purposes. CMSB recognized a gain of $4,056,345 based on the value of the securities and currency transferred of $223,038,414 on the date of the conversion. The realized gain is recorded in Net Realized Gain on Investments on CMSB’s Statement of Operations. For tax purposes, the gain is not recognized by the Portfolio.

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The contribution in-kind to the EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio was treated as a sale for U.S. GAAP purposes and accomplished through a taxable transfer. CMSB recognized a gain of $4,556,918 based on the value of the securities and currency transferred of $250,562,433 on the date of conversion. The realized gain is recognized in Net Realized Gain on Investments on CMSB’s Statement of Operations. The value of the securities and currency contributed in-kind by CMSB to the EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio and the corresponding Class K shares issued by those Portfolios was as follows:

Portfolios:	Class K Shares Issued to CMSB	Value of securities and currency transferred by CMSB
EQ/Core Bond Index (a)	16,545,151	$165,054,782
EQ/High Yield Bond (a)	2,974,905	30,890,166
EQ/Quality Bond PLUS (a)	6,448,041	54,617,485

(a) A portfolio of EQ Advisors Trust.

The value of securities and currency transferred by CMSB to Allocation Portfolios and EQ/Core Bond Index Portfolio, EQ/High Yield Bond Portfolio and EQ/Quality Bond PLUS Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on April 10, 2014, contractholders approved the conversion of the CharterSM Small Cap Growth Portfolio (“CSCG”), known at the time as Multimanager Small Cap Growth Portfolio, into a fund-of-funds structure. The conversion was effected on April 21, 2014.

In connection with the conversion, CSCG transferred its securities and currency into AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio in exchange for Class K shares of those Portfolios as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance with the Portfolios’ valuation policy. This was accomplished through a non-taxable transfer. For U.S. GAAP and tax purposes, the Class K shares of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio issued to CSCG were recorded at fair value based on the securities and currency transferred; however, the cost basis of the securities transferred from CSCG was carried forward to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio and is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

Portfolios:	Total Class K Shares Issued by EQAT Portfolios	Total value of securities and currency transferred by CSCG	Total cost of securities and currency transferred by CSCG
AXA/Lord Abbett Micro Cap (a)	11,525,821	$115,258,210	$110,141,967
AXA/Morgan Stanley Small Cap Growth (a)	27,239,130	272,391,299	224,447,542

(a)	A portfolio of EQ Advisors Trust.

Simultaneous with the conversion, certain AXA Allocation Portfolios that held shares of CSCG redeemed their shares of CSCG in-kind and received Class K shares of the AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance with the Portfolios’ valuation policy. For U.S. GAAP purposes, a gain of $39,045,437 was recognized by CSCG based on the value of the securities and currency of $285,260,921 on the date of the conversion. The realized gain is recorded in Net Realized Gain on Investments on CSCG’s Statement of Operations. For tax purposes, the gain is not recognized by CSCG. This gives rise to a permanent book and tax difference.

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Portfolios:	Value of Class K Shares Redeemed from CSCG by AXA Allocation Portfolios	Cost of Class K Shares Redeemed from CSCG by AXA Allocation Portfolios
AXA Conservative Allocation	$2,537,190	$1,499,398
AXA Conservative-Plus Allocation	2,769,650	1,623,901
AXA Moderate Allocation	46,281,070	19,777,961
AXA Moderate-Plus Allocation	161,953,031	82,931,630
AXA Aggressive Allocation	71,719,980	37,329,137

Portfolios:	Class K Shares to AXA Allocation Portfolios	Value of securities and currency transferred by CSCG	Cost of securities and currency transferred by CSCG
AXA/Lord Abbett Micro Cap (a)	8,481,544	$84,815,440	$81,050,532
AXA/Morgan Stanley Small Cap Growth (a)	20,044,548	200,445,481	165,164,952

(a)	A portfolio of EQ Advisors Trust.

For U.S. GAAP purposes, the AXA Allocation Portfolios’ cost basis of CSCG shares held carry forward to the shares received of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio. No realized gain/loss was recorded by the AXA Allocation Portfolios. For tax purposes, the shares received of AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio are recorded at value with the cost basis stepped up to fair value. This gives rise to a temporary book and tax difference related to the AXA Allocation Portfolios’ cost basis in AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio. The value of shares redeemed in-kind from AXA Allocation Portfolios and contributed in-kind to AXA/Lord Abbett Micro Cap Portfolio and AXA/Morgan Stanley Small Cap Growth Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

At a meeting held on April 10, 2014, contractholders approved the conversion of the CharterSM Small Cap Value Portfolio (“CSCV”), known at the time as Multimanager Small Cap Value Portfolio, into a fund-of-funds structure. The conversion was effected on April 21, 2014.

In connection with the conversion, CSCV transferred its securities and currency into AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio in exchange for Class K shares of those portfolios as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance with the Portfolios’ valuation policy. This was accomplished through a non-taxable transfer. For U.S. GAAP and tax purposes, the Class K shares of AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio issued to CSCV were recorded at fair value based on the securities and currency transferred; however, the cost basis of the securities transferred from CSCV was carried forward to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio and the cost basis of shares issued to CSCV maintained the cost basis of the contributed securities. Additionally, the value of securities transferred from CSCV to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

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Portfolios:	Total Class K Shares Issued by EQAT Portfolios	Total value of securities and currency transferred by CSCV	Total cost of securities and currency transferred by CSCV
AXA/Horizon Small Cap Value (a)	15,283,496	$152,834,960	$116,618,143
AXA/Pacific Global Small Cap Value (a)	15,767,592	157,675,921	117,555,166

(a)	A portfolio of EQ Advisors Trust.

Simultaneous with the conversion, certain AXA Allocation Portfolios that held shares of CSCV redeemed their shares of CSCV in-kind and received Class K shares of the AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio as shown in the table below. Valuation of these securities transferred was based on April 17, 2014 valuations and in accordance with the Portfolios’ valuation policy. For U.S. GAAP purposes, a gain of $26,795,640 was recognized by CSCV based on the value of the securities and currency of $108,994,006 on the date of the conversion. The realized gain is recorded in Net Realized Gain on Investments on CSCV’s Statement of Operations. For tax purposes, the gain is not recognized by CSCV. This gives rise to a permanent book and tax difference.

Portfolios:	Value of Class K Shares Redeemed from CSCV by AXA Allocation Portfolios	Cost of Class K Shares Redeemed from CSCV by AXA Allocation Portfolios
AXA Conservative-Plus Allocation	$3,066,079	$1,686,675
AXA Moderate Allocation	16,656,359	10,596,634
AXA Moderate-Plus Allocation	84,252,549	71,270,515
AXA Aggressive Allocation	5,019,019	2,045,434

Portfolios:	Class K Shares to AXA Allocation Portfolios	Value of securities and currency transferred by CSCV	Cost of securities and currency transferred by CSCV
AXA/Horizon Small Cap Value (a)	5,364,738	$53,647,380	$40,934,728
AXA/Pacific Global Small Cap Value (a)	5,534,663	55,346,626	41,263,638

(a)	A portfolio of EQ Advisors Trust.

For U.S. GAAP purposes, the AXA Allocation Portfolios’ cost basis of CSCV shares held carry forward to the shares received of AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio. No realized gain/loss was recorded by the AXA Allocation Portfolios. For tax purposes, the shares received of AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio are recorded at value with the cost basis stepped up to fair value. This gives rise to temporary book and tax difference related to the AXA Allocation Portfolios’ cost basis in AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio. The value of shares redeemed in-kind from AXA Allocation Portfolios and contributed in-kind to AXA/Horizon Small Cap Value Portfolio and AXA/Pacific Global Small Cap Value Portfolio is excluded from the respective Portfolios’ portfolio turnover calculation and excluded from cost of purchases and net proceeds of sales and redemptions.

After the close of business on June 13, 2014, AXA International Core Managed Volatility Portfolio, a portfolio of the EQ Advisors Trust, acquired the net assets of the Multimanager International Equity Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 21, 2014. For accounting purposes, this transaction was treated as a merger. The purpose of this

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merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA International Core Managed Volatility Portfolio issuing 1,227,371 Class IA shares, 9,620,437 Class IB shares and 20,710,294 Class K shares (valued at $13,247,592, $103,962,228 and $223,812,508, respectively) in exchange for 1,085,178 Class A shares, 8,531,874 Class B shares and 18,334,569 Class K shares of the Multimanager International Equity Portfolio, respectively. The securities held by Multimanager International Equity Portfolio, with a fair value of $264,873,592 and identified cost of $205,808,016 at June 13, 2014, were the principal assets acquired by AXA International Core Managed Volatility Portfolio. For financial reporting purposes, assets received and shares issued by AXA International Core Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager International Equity Portfolio was carried forward to align ongoing reporting of AXA International Core Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. Multimanager International Equity Portfolio’s net assets at the merger date of $341,022,328, including $55,415,321 of unrealized appreciation (including foreign currency translations), $(690,190) of undistributed net investment loss and $(1,055,455,316) of undistributed net realized loss on investments, were combined with those of AXA International Core Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA International Core Managed Volatility Portfolio, pro forma results of operations for the year ended December 31, 2014 would include net investment income of $33,874,462, and net loss on investments of $(166,210,704), resulting in a decrease in net assets from operations of $(132,336,242). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager International Equity Portfolio that have been included in AXA International Core Managed Volatility Portfolio’s Statement of Operations since the merger date, June 13, 2014. Prior to the combination, the net assets of the AXA International Core Managed Volatility Portfolio totaled $1,921,786,050. Immediately after the combination, the net assets of the AXA International Core Managed Volatility Portfolio totaled $2,262,808,378.

After the close of business on June 13, 2014, AXA Large Cap Value Managed Volatility Portfolio, a portfolio of EQ Advisors Trust, acquired the net assets of the Multimanager Large Cap Value Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 21, 2014. For accounting purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA Large Cap Value Managed Volatility Portfolio issuing 697,490 Class IA shares, 5,954,139 Class IB shares and 39,587,692 Class K shares (valued at $10,605,466, $90,323,958 and $602,585,067, respectively) in exchange for 748,267 Class A shares, 6,372,771 Class B shares and 42,512,824 Class K shares of the Multimanager Large Cap Value Portfolio, respectively. The securities held by Multimanager Large Cap Value Portfolio, with a fair value of $654,514,472 and identified cost of $469,160,558 at June 13, 2014, were the principal assets acquired by AXA Large Cap Value Managed Volatility Portfolio. For financial reporting purposes, assets received and shares issued by AXA Large Cap Value Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Large Cap Value Portfolio was carried forward to align ongoing reporting of AXA Large Cap Value Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. Multimanager Large Cap Value Portfolio’s net assets at the merger date of $703,514,491, including $185,355,745 of unrealized appreciation (including foreign currency translations) $337,715 of undistributed net investment income and $(416,002,381) of undistributed net realized loss on investments, were combined with those of AXA Large Cap Value Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA Large Cap Value Managed Volatility Portfolio, pro forma results of operations for the year ended December 31, 2014 would include net investment income of $89,181,845, and net gain on investments of $603,869,824, resulting in an increase in net assets from operations of $693,051,669. Because the combined investment portfolios have been managed as a single integrated

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portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Large Cap Value Portfolio that have been included in AXA Large Cap Value Managed Volatility Portfolio’s Statement of Operations since the merger date, June 13, 2014. Prior to the combination, the net assets of the AXA Large Cap Value Managed Volatility Portfolio totaled $5,492,634,494. Immediately after the combination, the net assets of the AXA Large Cap Value Managed Volatility Portfolio totaled $6,196,148,985.

After the close of business on June 13, 2014, the Multimanager Aggressive Equity Portfolio merged into the Multimanager Aggressive Equity Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Core Bond Portfolio merged into the Multimanager Core Bond Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Mid Cap Growth Portfolio merged into the Multimanager Mid Cap Growth Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Mid Cap Value Portfolio merged into the Multimanager Mid Cap Value Portfolio of the EQ Advisors Trust.

After the close of business on June 13, 2014, the Multimanager Technology Portfolio merged into the Multimanager Technology Portfolio of the EQ Advisors Trust.

After the close of business on June 20, 2014, AXA Large Cap Core Managed Volatility Portfolio, a portfolio of EQ Advisors Trust, acquired the net assets of the Multimanager Large Cap Core Equity Portfolio pursuant to a Plan of Reorganization and Termination as approved by contractholders on May 21, 2014. For accounting purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the AXA Large Cap Core Managed Volatility Portfolio issuing 455,032 Class IA shares, 2,605,119 Class IB shares and 61,392,015 Class K shares (valued at $4,192,472, $24,006,105 and $566,285,754, respectively) in exchange for 277,949 Class A shares, 1,591,777 Class B shares and 37,543,888 Class K shares of the Multimanager Large Cap Core Equity Portfolio, respectively. The securities held by Multimanager Large Cap Core Equity Portfolio, with a fair value of $566,262,874 and identified cost of $381,825,192 at June 20, 2014, were the principal assets acquired by AXA Large Cap Core Managed Volatility Portfolio. For financial reporting purposes, assets received and shares issued by AXA Large Cap Core Managed Volatility Portfolio were recorded at fair value; however, the cost basis of the investments from Multimanager Large Cap Core Portfolio was carried forward to align ongoing reporting of AXA Large Cap Core Managed Volatility Portfolio’s realized and unrealized gains and losses with amounts distributable to contractholders for tax purposes. Multimanager Large Cap Core Equity Portfolio’s net assets at the merger date of $594,484,331, including $184,439,801 of unrealized appreciation (including foreign currency translations), $222,330 of undistributed net investment income and $(217,826,348) of undistributed realized loss on investments, were combined with those of AXA Large Cap Core Managed Volatility Portfolio. Assuming the acquisition had been completed January 1, 2014, the beginning of the annual reporting period of AXA Large Cap Core Managed Volatility Portfolio, pro forma results of operations for the year ended December 31, 2014 would include net investment income of $24,695,108, and net gain on investments of $296,421,517, resulting in an increase in net assets from operations of $321,116,625. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Multimanager Large Cap Core Equity Portfolio that have been included in AXA Large Cap Core Managed Volatility Portfolio’s Statement of Operations since the merger date, June 20, 2014. Prior to the combination, the net assets of the AXA Large Cap Core Managed Volatility Portfolio totaled $2,373,240,673. Immediately after the combination, the net assets of the AXA Large Cap Core Managed Volatility Portfolio totaled $2,967,725,004.

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Note 10	Subsequent Events

The Manager evaluated subsequent events from December 31, 2015, the date of these financial statements, through the date these financial statements were issued and available. There was one subsequent event to report. On February 22, 2016, AXA Equitable will redeem $22,000,000 in seed capital from the Target 2055 Allocation Portfolio.

Note 11	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust, which is also managed by FMG LLC: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/Intermediate Government Bond Index Portfolio; and EQ/GAMCO Small Company Value Portfolio (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under: (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion to dismiss as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties agreed to consolidate the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to FMG LLC in its capacity as the administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, Defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs’ experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of Defendants’ experts. In August 2015, the Court denied Plaintiffs’ motions in limine and also denied both parties’ motions for summary judgment.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

No liability for litigation relating to these matters has been accrued in the financial statements of the portfolios because any potential damages would be the responsibility of the Defendants.

On November 1, 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios, were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and several of their respective portfolios as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit has been consolidated with a number of related lawsuits around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation).

The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or their respective portfolios. Certain of the related lawsuits have been dismissed and the plaintiffs in those actions have appealed to the United States Court of Appeals for the Second Circuit. The Committee Suit remains pending before the United States District Court for the Southern District of New York. The portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the portfolios, the payment of such judgments or settlements could have an adverse effect on each portfolio’s NAV. However, no liability for litigation relating to this matter has been accrued in the financial statements of the portfolios, as the Manager believes a loss is not probable.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of AXA Premier VIP Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios of AXA Premier VIP Trust listed in the Table of Contents to the Annual Report in which these financial statements appear (collectively referred to as the “Trust”) at December 31, 2015, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian, transfer agents and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 19, 2016

AXA PREMIER VIP TRUST

DISCLOSURE REGARDING INVESTMENT MANAGEMENT AGREEMENT APPROVAL

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2015 (UNAUDITED)

At a meeting held on September 9-10, 2015, the Board of Trustees (the “Board”) of AXA Premier VIP Trust (the “Trust”), including those Trustees who are not parties to the Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Management Agreement (the “Agreement”) with AXA Equitable Funds Management Group, LLC (“FMG LLC” or the “Manager”) with respect to the Portfolios listed.

AXA Aggressive Allocation Portfolio

AXA Conservative Allocation Portfolio

AXA Conservative-Plus Allocation Portfolio

AXA Moderate Allocation Portfolio

AXA Moderate-Plus Allocation Portfolio

(collectively, the “AXA Allocation Portfolios”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

Target 2055 Allocation Portfolio

(collectively, the “Target Allocation Portfolios”)

CharterSM Aggressive Growth Portfolio

CharterSM Alternative 100 Moderate Portfolio

CharterSM Conservative Portfolio

CharterSM Growth Portfolio

CharterSM Income Strategies Portfolio

CharterSM Interest Rate Strategies Portfolio

CharterSM International Moderate Portfolio

CharterSM Moderate Growth Portfolio

CharterSM Moderate Portfolio

CharterSM Multi-Sector Bond Portfolio

CharterSM Real Assets Portfolio

CharterSM Small Cap Growth Portfolio

CharterSM Small Cap Value Portfolio

(collectively, the “Charter Portfolios”)

In reaching its decision to renew the Agreement with respect to each Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Manager and its affiliates; (2) the investment performance of the Portfolio on both an absolute and a relative basis; (3) the level of the Portfolio’s management fee and the Portfolio’s expense ratios relative to those of peer funds; (4) the costs of the services to be provided by and the profits to be realized by the Manager and its affiliates from their relationships with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale; and (6) the “fall out” benefits to be realized by the Manager and its affiliates (i.e., any direct or indirect benefits to be derived by the Manager and its affiliates from their relationships with the Trust). In considering the Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information provided throughout the year at regular Board meetings, as well as information provided specifically in connection with the annual renewal process. Information provided and discussed throughout the year included investment performance reports and related financial information for each Portfolio, as well as periodic reports on, among other matters, brokerage allocation and execution, if applicable; pricing and valuation; and legal, compliance, shareholder and other services provided by the Manager and its affiliates. Information provided and discussed specifically in connection with the annual renewal process included a report prepared by Lipper, Inc. (“Lipper”), an independent organization, regarding each Portfolio, as well as additional material prepared by management regarding each Portfolio. Each Portfolio’s Lipper report compared that Portfolio’s expenses with those of other mutual funds (or peers) deemed by Lipper to be comparable to the Portfolio. The additional material prepared by management generally included Portfolio-by-Portfolio information showing each Portfolio’s management fees; expense ratios; expense limitation arrangements; investment performance (including performance information prepared by Lipper); and profitability information, including information regarding the profitability of the Manager’s operations on an overall Trust basis, as well as on a Portfolio-by-Portfolio basis. In addition, for each Portfolio, the Manager provided separate materials describing the Portfolio’s investment performance (including the Portfolio’s performance versus benchmark and peers for various time periods) and the services provided and the fees charged with respect to the Portfolio, and discussing whether the Portfolio had performed as expected over time and other matters.

The Independent Trustees met in advance of the meeting at which the Board approved the renewal of the Agreement and in executive sessions during the meeting to review the information provided. Management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreement and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions regarding the Agreement. As noted below, as a result of these extensive discussions, the Manager agreed to implement breakpoints in the administrative fee schedule for all of the Charter Portfolios, as well as to aggregate the assets of the Charter Portfolios with those of the AXA Allocation Portfolios and the Target Allocation Portfolios for purposes of calculating the breakpoints in the administrative fee schedule, and to implement voluntary expense limitations for certain of the Charter Portfolios. The Independent Trustees were assisted by independent counsel during the meeting and during their deliberations regarding the Agreement, and also received materials discussing the legal standards applicable to their consideration of the Agreement. In addition, the Independent Trustees reviewed information and met during the year to discuss information relevant to their annual consideration of the Agreement.

Although the Board approved the renewal of the Agreement for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the renewal of the Agreement with respect to each Portfolio, the Board, including the Independent Trustees, determined that the management fee was fair and reasonable and that the renewal of the Agreement was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors that the Board deemed relevant to its decision to renew the Agreement.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the Manager and its affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Manager’s responsibilities with respect to each Portfolio and the Manager’s experience in serving as an investment adviser for the Portfolio and for portfolios and accounts similar to the Portfolio. The Board considered that the Manager is responsible for, among other things, developing investment strategies for the Portfolios; making investment decisions for the Portfolios; monitoring and evaluating the performance of the Portfolios; monitoring the investment operations and composition of the Portfolios and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law; placing all orders for the purchase and sale of investments for the Portfolios; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters, where applicable; coordinating and managing the flow of information and communications relating to the Portfolios among the applicable parties; and implementing Board directives as they relate to the Portfolios. The Board also considered information regarding the Manager’s process for making investment decisions for the Portfolios, as well as information regarding the backgrounds of the personnel who perform those functions with respect to the Portfolios. The Board also considered that the Manager has assumed significant risk in sponsoring the Portfolios and that the Manager’s responsibilities include daily monitoring of investment, operational, enterprise, legal, regulatory and compliance risks as they relate to the Portfolios. The Board considered information regarding the Manager’s ongoing risk management activities.

The Board also considered, among other factors, periodic reports provided to the Board regarding the services provided by the Manager and its affiliates. In addition, the Board considered the allocation of Portfolio brokerage, including allocations to brokers affiliated with the Manager, if any. In this regard, the Board also considered the Manager’s trading experience and received information regarding how the Manager seeks to achieve “best execution” on behalf of a Portfolio, including a report by an independent portfolio trading analytical firm. The Board also considered the Portfolios’ Chief Compliance Officer’s evaluation of the Manager’s compliance program, policies, and procedures, and compliance matters involving the Manager that had been brought to the Board’s attention during the year. In addition, the Board considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Manager and reviewed information regarding the Manager’s financial condition and history of operations and potential conflicts of interest in managing the Portfolios.

The Board also considered the benefits to investors from participation in an FMG LLC-sponsored mutual fund, including the benefits of investing in a fund that is part of a large family of funds offering a wide range of portfolios, advisers and investment styles. The Board likewise considered that investors have chosen to invest in FMG LLC-sponsored mutual funds. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Manager and its affiliates provide to the Portfolios and their shareholders. The Board also noted that, throughout the past year, the Manager and its affiliates had continued or undertaken initiatives, including in response to investor behavior, intended to improve various aspects of the Trust’s operations and investors’ experience with the FMG LLC-sponsored mutual funds.

The Board also considered strategic and other actions taken by the Manager in response to recent events within the mutual fund industry, including actions taken in response to financial regulatory reform and other regulatory initiatives, as well as other developments within the mutual fund industry. The Board also considered strategic and other actions taken by the Manager in response to recent market conditions and considered the overall performance of the Manager in this context.

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services provided by the Manager and its affiliates were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the renewal of the Agreement.

Investment Performance

The Board took into account discussions with the Manager about Portfolio investment performance that occur at Board meetings throughout the year. In this regard, the Board noted that, as part of regularly scheduled Portfolio reviews and other reports to the Board on Portfolio performance, the Board periodically considered information regarding each Portfolio’s performance over various time periods on both an absolute basis and relative to an appropriate broad-based securities market index (“benchmark”), a peer group of other mutual funds deemed by Lipper to be comparable to the Portfolio (“Lipper peer group”), and/or a custom volatility managed index (“VMI”) developed by the Manager and approved by the Board (which, in the case of certain Portfolios, may be a blended index comprising both broad-based and volatility-managed indexes). The performance information generally included, among other information, annual total returns, average annual total returns, cumulative returns and rolling period total returns. Appendix A includes certain information provided to, and considered by, the Board regarding each Portfolio’s performance relative to a benchmark, a Lipper peer group, and/or a VMI for the most recent one-, three-, five- and ten-year periods, as applicable, and since inception periods ended June 30, 2015. The Board noted that this information supplemented other performance information provided to the Board in connection with the annual renewal process and throughout the year.

The Board also factored into its evaluation of each Portfolio’s performance the limitations inherent in Lipper’s methodology for developing and constructing peer groups and determining which mutual funds should be included in which peer groups, among other things. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Lipper remained a useful measure of comparative performance.

In evaluating the Portfolios’ performance, the Board generally considered long-term performance to be more important than short-term performance and also took into account factors including general market conditions (including the amount of volatility in the market over the past year), the “style” in which the Portfolios are managed, as applicable, and whether that style is in or out of favor in the market, issuer-specific information, and fund cash flows. In this regard, the Board also noted how changes in time periods for performance calculations (e.g., whether a one-year period is from December to December or June to June) can impact a Portfolio’s peer ranking on a relative basis. The Board also considered that variations in performance among a Portfolio’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

AXA Allocation Portfolios

With respect to the performance of the AXA Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other investment companies (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

The Board further considered that the underlying portfolios in which each Portfolio invests may employ a tactical volatility management strategy that is intended to reduce the volatility associated with investing in equity securities and to produce more favorable risk-adjusted returns over extended market cycles. In this respect, as noted above, the Board considered long-term performance to be more important than short-term performance. The Board also noted that, for each Portfolio, the Manager had developed and implemented a custom VMI as, among other things, an additional analytical tool to be used in evaluating the Portfolio’s performance, and considered the Manager’s explanation that a comparison of a Portfolio’s performance solely to that of a non-volatility managed benchmark fails to take into account the impact of an integral part of the investment strategies of the underlying portfolios, particularly during periods of high volatility. Based on the Manager’s explanation of the comparability of the custom VMI to the tactical volatility management strategies that the underlying portfolios may employ, the Board noted that the Manager generally considers a Portfolio’s performance relative to its VMI to be more indicative than its performance relative to its benchmark. The Board also noted that the funds in each Portfolio’s Lipper peer group may or may not employ a tactical volatility management strategy like that employed by the underlying portfolios in which a Portfolio invests.

With respect to the benchmark performance comparisons, the Board considered each of the AXA Aggressive Allocation, AXA Moderate Allocation and AXA Moderate-Plus Allocation Portfolios’ performance relative to the S&P 500 Index because each Portfolio had the majority of its assets allocated to equity securities, and the Board considered each of the AXA Conservative Allocation and AXA Conservative-Plus Allocation Portfolios’ performance relative to the Barclays U.S. Intermediate Government Bond Index because each Portfolio had the majority of its assets allocated to fixed income securities.

The Board factored into its evaluation of each AXA Allocation Portfolio’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a benchmark that consists entirely of equity or debt securities and to the performance of a Lipper peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes.

The Board and the Manager discussed the performance of each AXA Allocation Portfolio in detail, including whether each Portfolio had performed as expected over time. The Board and the Manager also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its Lipper peer group and/or benchmark and/or VMI, as applicable, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations provided by the Manager regarding the performance of each AXA Allocation Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Manager’s continued management of the Portfolio.

Target Allocation Portfolios

With respect to the performance of the Target Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other investment companies (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

The Board factored into its evaluation of each Target Allocation Portfolio’s performance the limitations inherent in comparing the performance of time-weighted asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a Lipper peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. The Board also factored into its evaluation of each Target Allocation Portfolio’s performance that, although the Portfolio’s benchmark may correspond to a particular target retirement date, it may have levels of exposure to equity and debt securities that vary from the Portfolio’s asset allocation over time. The Board also took note of the relatively small size of each Target Allocation Portfolio and the likely impact that a Portfolio’s size has on its relative expenses and performance. The Board also noted that the Target 2055 Allocation Portfolio had only a short operating history on which to evaluate performance.

The Board and the Manager discussed the performance of each Target Allocation Portfolio in detail, including whether each Portfolio had performed as expected over time. The Board and the Manager also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its Lipper peer group and/or benchmark, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations provided by the Manager regarding the performance of each Target Allocation Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Manager’s continued management of the Portfolio.

Charter Portfolios

With respect to the performance of the Charter Portfolios, the Board considered that each Portfolio currently operates as a fund-of-funds and invests in a combination of other investment companies and investment vehicles (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

The Board noted, however, that prior to April 18, 2014 (the “Conversion Date”) each of the CharterSM Multi-Sector Bond, CharterSM Small Cap Growth and CharterSM Small Cap Value Portfolios had different investment policies and operated as a multimanager fund by allocating its assets among multiple investment advisers who managed their allocated portions of a Portfolio using different but complimentary investment strategies. The Board noted that the performance information that had been provided to the Board for each Portfolio reflected the Portfolio’s operation as a multimanager fund prior to the Conversion Date and may have been different if the Portfolio had historically been managed as a fund-of-funds using its current investment policies and strategies.

The Board also noted that each of the CharterSM Aggressive Growth, CharterSM Alternative 100 Moderate, CharterSM Conservative, CharterSM Growth, CharterSM Income Strategies, CharterSM Interest Rate Strategies, CharterSM International Moderate, CharterSM Moderate Growth, CharterSM Moderate and CharterSM Real Assets Portfolios had only a short operating history on which to evaluate performance.

The Board and the Manager discussed the performance of each Charter Portfolio in detail, including whether the Portfolio had performed as expected over time. The Board and the Manager also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its Lipper peer group and/or benchmark, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement and that, after considering all relevant factors, it can reach a decision to renew the Agreement notwithstanding a Portfolio’s underperformance.

Based on its review and the explanations provided by the Manager regarding the performance of each Charter Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Manager’s continued management of the Portfolio.

Expenses

The Board considered each Portfolio’s investment management fee in light of the nature, quality and extent of the overall services provided by the Manager. The Board also reviewed a comparative analysis of the contractual and net management fees and expense ratios of each Portfolio compared with those of peer funds selected by Lipper as constituting the Portfolio’s appropriate Lipper expense group. Lipper provides information on each Portfolio’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within the Portfolio’s Lipper expense group assuming the funds were similar in size to the Portfolio, as well as the Portfolio’s actual management fee and expense ratios in comparison with those of other funds within its expense group. The Lipper investment management fee analysis included within such fee the separate administrative fees paid to FMG LLC. The Lipper analysis also provided comparative fee information net of administrative fees. The Lipper expense data was based upon historical information taken from each Portfolio’s annual report for the period ended December 31, 2014, and the Lipper expense ratios were shown for Class A, Class B and Class K shares, as applicable, of the relevant Portfolio.

The contractual investment management fee information described below includes within such fee the separate administrative fees paid to FMG LLC. Where contractual investment management fee comparisons were shown for Class A and/or Class B shares of a Portfolio as well as for Class K shares of that Portfolio, the contractual investment management fee information described below reflects the comparisons for only Class A and/or Class B shares of that Portfolio.

The Board factored into its evaluation of each Portfolio’s expenses the limitations inherent in Lipper’s methodology for developing and constructing peer groups and determining which mutual funds should be included in which peer groups, among other things. While recognizing these inherent limitations, and that current expense ratios (prior to any applicable expense limitation arrangement) may increase if assets decline, the Board believed that the independent analysis conducted by Lipper remained a useful measure of comparative expenses. The Board also considered that all fees and expenses of each Portfolio are explicitly disclosed in Portfolio offering documents.

AXA Allocation Portfolios

The Board considered that the contractual management fee for each Portfolio was above (but, for each of the AXA Conservative Allocation, AXA Conservative-Plus Allocation, AXA Moderate Allocation, and AXA Moderate-Plus Allocation Portfolios, within five basis points of) the median for the Portfolio’s respective Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class A, Class B and Class K shares of each Portfolio were above (but, for the Class A and Class B shares of the AXA Conservative Allocation Portfolio, within five basis points of) the medians for the Portfolio’s respective Lipper peer group.

The Board further considered that, although the contractual management fee for each Portfolio and the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class A, Class B and Class K shares of each Portfolio were above the medians for the Portfolio’s respective Lipper peer group, the management and administrative fee rate schedules for each Portfolio include breakpoints so that the fee rates are reduced as the assets of the Portfolio increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective management or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board noted that the Manager had contractually agreed to make payments or waive all or a portion of its management, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus. The Board noted that, as a result of these expense limitation arrangements, the actual management fee for each of the AXA Conservative Allocation and AXA Conservative-Plus Allocation Portfolios was lower than the Portfolio’s contractual management fee.

Based on its review, the Board determined, with respect to each AXA Allocation Portfolio, that the Manager’s management fee is fair and reasonable.

Target Allocation Portfolios

The Board considered that the contractual management fee for each Portfolio was at or below the median for the Portfolio’s respective Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class B and Class K shares of each Portfolio were above the medians for the Portfolio’s respective Lipper peer group. The Board also took note of the relatively small size of each Portfolio and the likely impact that a Portfolio’s size has on its relative expenses.

The Board further considered that, although the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class B and Class K shares of each Portfolio were above the medians for the Portfolio’s respective Lipper peer group, the administrative fee rate schedule for each Portfolio includes breakpoints so that the fee rate is reduced as the assets of the Portfolio increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board noted that the Manager had contractually agreed to make payments or waive all or a portion of its management, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus. The Board noted that, as a result of these expense limitation arrangements, the actual management fee for each Portfolio was lower than the Portfolio’s contractual management fee.

Based on its review, the Board determined, with respect to each Target Allocation Portfolio, that the Manager’s management fee is fair and reasonable.

Charter Portfolios

The Board considered that the contractual management fee for each of the CharterSM Multi-Sector Bond, CharterSM Small Cap Growth and CharterSM Small Cap Value Portfolios was below the median for the Portfolio’s respective Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class A, Class B and Class K (as applicable) shares of each Portfolio were below the medians for the Portfolio’s respective Lipper peer group. The Board noted that, due to the limited number of comparable funds-of-funds, the Portfolios’ Lipper peer groups comprised funds that do not operate as funds-of-funds. The Board noted that funds, like the Portfolios, that operate as funds-of-funds typically have lower management fees than funds that do not operate as funds-of-funds due to the different services performed by an investment manager in managing funds-of-funds.

The Board considered that the contractual management fee for each of the CharterSM Income Strategies, CharterSM Interest Rate Strategies and CharterSM International Moderate Portfolios was at the median for the Portfolio’s respective Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class B shares of each Portfolio were above the median for the Portfolio’s respective Lipper peer group.

The Board considered that the contractual management fee for each of the CharterSM Alternative 100 Moderate and CharterSM Real Assets Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class B shares of each Portfolio were at the median for the Portfolio’s respective Lipper peer group.

The Board considered that the contractual management fee for each of the CharterSM Aggressive Growth, CharterSM Conservative, CharterSM Growth, CharterSM Moderate Growth and CharterSM Moderate Portfolios was above the median for the Portfolio’s respective Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which the Portfolio invests) for the Class B shares of each Portfolio were above the median for the Portfolio’s respective Lipper peer group.

The Board further considered that, after extensive discussions and negotiations with the Manager, the Manager had agreed, effective October 1, 2015, to implement breakpoints in the Charter Portfolios’ administrative fee schedule that would lower the Portfolios’ administrative fees at current and higher asset levels, as well as to aggregate the assets of the Charter Portfolios with those of the AXA Allocation Portfolios and the Target Allocation Portfolios for purposes of calculating the breakpoints in the administrative fee schedule. In addition, the Board noted that the Manager had contractually agreed to make payments or waive all or a portion of its management, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the prospectus. The Board noted that, as a result of these expense limitation arrangements, the actual management fee for each Portfolio was lower than the Portfolio’s contractual management fee. The Board also considered that, after extensive discussions and negotiations with the Manager, the Manager had agreed, effective October 1, 2015, to implement an additional, voluntary expense waiver of ten basis points for each of the CharterSM Aggressive Growth, CharterSM Conservative, CharterSM Growth, CharterSM Moderate Growth, CharterSM Moderate, CharterSM Income Strategies, CharterSM Interest Rate Strategies and CharterSM International Moderate Portfolios.

Based on its review, the Board determined, with respect to each Charter Portfolio, that the Manager’s management fee is fair and reasonable.

Profitability and Costs

The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Portfolio. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Manager and its affiliates, as well as the Manager’s and its affiliates’ profits in providing management and other services to each of the individual Portfolios during the 12-month period ended December 31, 2014, which was the most recent fiscal year for the Manager.

In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Portfolio, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s and its affiliates’ cost accounting and other appropriate adjustments, the cost allocation methodology was consistent with that followed in profitability report presentations for the Portfolios made in prior years. In reviewing and discussing such analysis, the Manager discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Portfolio in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Portfolios, as well as the need to meet additional regulatory and compliance requirements resulting from recently adopted rules and other regulations. In addition, the Board considered information prepared by management or from third party sources comparing the profitability of the Manager on an overall basis to the profitability of other publicly held asset managers (including asset managers similar to the Manager).

Based on its consideration of the factors above, the Board determined that the level of profits realized by the Manager from providing services to each Portfolio was not excessive in view of the nature, quality and extent of services provided.

Economies of Scale

The Board also considered whether economies of scale or efficiencies are realized by the Manager as the Portfolios grow larger and the extent to which this is reflected in the level of management and administrative fees charged. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the management fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the management fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the management fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the management fee schedules for the AXA Allocation Portfolios include breakpoints that reduce the fee rate as Portfolio assets increase above certain levels. The Board also noted that the administrative fee schedule for the AXA Allocation Portfolios and the Target Allocation Portfolios includes breakpoints that reduce the fee rate as Portfolio assets increase above certain levels and also aggregates the assets managed by the Manager in these Portfolios. In this connection, the Board also considered that, after extensive discussions and negotiations with the Manager, the Manager had agreed, effective October 1, 2015, to implement those same breakpoints in the administrative fee schedule for all of the Charter Portfolios, as noted above. As a result, the administrative fee schedule for (and the assets of) the Charter Portfolios would be combined (aggregated) with the administrative fee schedule for (and the assets of) the AXA Allocation Portfolios and the Target Allocation Portfolios, and the Charter Portfolios would receive the same administrative fee rate as the AXA Allocation Portfolios and the Target Allocation Portfolios. The Board also considered that, as funds-of-funds that indirectly bear the expenses charged by the underlying portfolios in which they invest, the Portfolios would benefit from any breakpoints in the management and administrative fee schedules for the underlying portfolios, in particular the underlying portfolios managed by the Manager. The Board also noted that, although the management fees for the Target Allocation Portfolios and the Charter Portfolios do not include breakpoints, the Manager was subsidizing each of the Portfolios’ expenses by making payments or waiving all or a portion of its management, administrative and other fees so that the Portfolios’ total expense ratios do not exceed certain contractual levels as set forth in their prospectuses. In this connection, the Board also considered that, after extensive discussions and negotiations with the Manager, the Manager had agreed, effective October 1, 2015, to implement voluntary expense waivers for certain of the Charter Portfolios, as noted above. In addition, the Board considered that the Manager shares economies of scale with the Portfolios in other ways, which may include setting the management or other fees for a Portfolio so that they are priced to scale. The Board considered that the effect of this pricing strategy is that the Manager could lose money in the early stages of a Portfolio’s operation (and bear the risk that the Portfolio will never become profitable), while shareholders of the Portfolio receive the benefit of economies of scale that the Manager expects the Portfolio will achieve as it grows. The Board further considered that the Manager shares economies of scale with the Portfolios through reinvestment in, and enhancements to, the services that the Manager and its affiliates provide to the Portfolios and their shareholders, such as hiring additional personnel and providing additional resources in areas relating to management and administration of the Portfolios. Based on its consideration of the factors above, the Board concluded that there was a reasonable sharing of any economies of scale or efficiencies under the management and administrative fee schedules at the present time.

Fall-Out Benefits

The Board also considered the extent to which the Manager and its affiliates derive ancillary benefits from Portfolio operations, including the following. The Board noted that the Manager also serves as the administrator for the Portfolios and receives compensation for acting in this capacity. The Board also recognized that AXA Distributors, LLC, an affiliate of the Manager, serves as the underwriter for the Trust and receives from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class A and Class B shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Manager and may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also recognized that the Portfolios invest in other (underlying) portfolios managed by the Manager and advised by sub-advisers that may be affiliated with the Manager and that these underlying portfolios pay management and administrative fees to the Manager, who may in certain cases pay sub-advisory fees to an affiliated sub-adviser, and pay distribution fees to the Manager’s distribution affiliate. The Board also noted that the Manager’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, receive certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolios are offered as investment options through variable insurance contracts offered and sold by the Manager’s affiliated insurance companies and that the performance of each Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Manager’s affiliated insurance companies and AXA Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board also considered that certain Portfolios are subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Manager and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees). Based on its review, the Board determined that any “fall-out” benefits that may accrue to the Manager are fair and reasonable.

The Board noted that the following information regarding each Portfolio’s performance relative to a benchmark, a Lipper peer group, and/or a VMI for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended June 30, 2015, supplemented other performance information provided to the Board in connection with the annual renewal process and throughout the year.

Appendix A

AXA Premier VIP Trust Performance Summary	Annualized
For the period ended June 30, 2015

	1 Year	3 Years	5 Years	10 Years	Since Inception
AXA Conservative Allocation - A	1.06	3.20	3.96	3.39	3.96
AXA Conservative Allocation - B	1.17	3.20	3.88	3.22	3.78
AXA Conservative Allocation - K	1.42				3.27
Lipper Mixed-Asset Target Allocation Conservative Funds	1.06	5.80	6.68	5.06	5.78
S&P 500 Index	7.42	17.31	17.34	7.89	8.56
Barclays U.S. Intermediate Government Bond Index	1.79	0.90	2.06	3.67	3.60
AXA Conservative Allocation Index	2.10	3.75	4.31	4.62	N/A
AXA Conservative-Plus Allocation - A	1.43	6.00	6.26	4.00	4.72
AXA Conservative-Plus Allocation - B	1.53	6.03	6.20	3.85	4.54
AXA Conservative-Plus Allocation - K	1.79	6.30			6.46
Lipper Mixed-Asset Target Allocation Conservative Funds	1.06	5.80	6.68	5.06	5.78
S&P 500 Index	7.42	17.31	17.34	7.89	8.56
Barclays U.S. Intermediate Government Bond Index	1.79	0.90	2.06	3.67	3.60
AXA Conservative-Plus Allocation Index	2.68	6.80	6.89	5.90	N/A

	Annualized

	1 Year	3 Years	5 Years	10 Years	Since Inception
AXA Moderate Allocation - A	1.50	7.34	7.25	4.29	7.89
AXA Moderate Allocation - B	1.50	7.36	7.17	4.13	4.21
AXA Moderate Allocation - K	1.76	7.63			7.65
Lipper Mixed-Asset Target Allocation Moderate Funds	2.05	9.14	9.53	5.97	7.74
S&P 500 Index	7.42	17.31	17.34	7.89	10.57
Barclays U.S. Intermediate Government Bond Index	1.79	0.90	2.06	3.67	6.00
AXA Moderate Allocation Index	2.68	8.21	8.01	6.43	N/A
AXA Moderate-Plus Allocation - A	2.10	10.38	9.63	5.23	6.34
AXA Moderate-Plus Allocation - B	2.01	10.34	9.54	5.06	6.16
AXA Moderate-Plus Allocation - K	2.27	10.62			10.48
Lipper Mixed-Asset Target Allocation Growth Funds	2.72	11.30	11.52	6.62	7.45
S&P 500 Index	7.42	17.31	17.34	7.89	8.56
Barclays U.S. Intermediate Government Bond Index	1.79	0.90	2.06	3.67	3.60
AXA Moderate-Plus Index	3.21	11.32	10.53	7.55	N/A
AXA Aggressive Allocation - A	2.54	13.37	11.96	5.75	6.79
AXA Aggressive Allocation - B	2.54	13.37	11.87	5.58	6.60
AXA Aggressive Allocation - K	2.89	13.64			13.31
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds	2.88	13.26	12.91	6.25	7.48
S&P 500 Index	7.42	17.31	17.34	7.89	8.56
Barclays U.S. Intermediate Government Bond Index	1.79	0.90	2.06	3.67	3.60
AXA Aggressive Allocation Index	3.72	14.46	13.04	8.58	N/A
Charter Alternative 100 Moderate - B	(8.60)				(1.71)
Lipper Alternative Other Funds	(1.76)				2.28
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02				0.04
Charter Conservative - B	(1.66)				1.48
Lipper Mixed-Asset Target Allocation Conservative Funds	1.06				3.85
Dow Jones Moderately Conservative Portfolio Index	(0.06)				3.32
20% MSCI AC World (Net) Index / 50% Barclays U.S. Intermed. Gov’t/Credit Bond Index / 25% BofA ML Global Broad Market ex. U.S. Index / 5% BofA ML 3-Mo. U.S. T. Bill Index	(2.51)				0.45
Charter Moderate - B	(1.18)				2.12
Lipper Mixed-Asset Target Allocation Conservative Funds	1.06				3.85
Dow Jones Moderately Conservative Portfolio Index	(0.06)				3.32
35% MSCI AC World (Net) Index / 37% Barclays U.S. Intermed. Gov’t/Credit Bond Index / 18% BofA ML Global Broad Market ex. U.S. Index / 10% BofA ML 3-Mo. U.S. T. Bill Index	(1.62)				1.54
Charter Moderate Growth - B	(1.07)				2.71
Lipper Mixed-Asset Target Allocation Moderate Funds	2.05				5.70
Dow Jones Moderate Portfolio Index	1.24				5.03
45% MSCI AC World (Net) Index / 27% Barclays U.S. Intermed. Gov’t/Credit Bond Index / 13% BofA ML Global Broad Market ex. U.S. Index / 15% BofA ML 3-Mo. U.S. T. Bill Index	(1.00)				2.27
Charter Growth - B	(1.65)				2.73
Lipper Mixed-Asset Target Allocation Moderate Funds	2.05				5.70
Dow Jones Moderately Aggressive Portfolio Index	2.45				6.62
55% MSCI AC World (Net) Index / 17% Barclays U.S. Intermed. Gov’t/Credit Bond Index / 8% BofA ML Global Broad Market ex. U.S. Index / 20% BofA ML 3-Mo. U.S. T. Bill Index	(0.38)				2.98

	Annualized

	1 Year	3 Years	5 Years	10 Years	Since Inception
Charter Aggressive Growth - B	(2.38)				2.77
Lipper Mixed-Asset Target Allocation Growth Funds	2.72				6.75
Dow Jones Moderately Aggressive Portfolio Index	2.45				6.62
65% MSCI AC World (Net) Index / 7% Barclays U.S. Intermed. Govt/Credit Bond Index / 3% BofA ML Global Broad Market ex. U.S. Index / 25% BofA ML 3-Mo. U.S. T. Bill Index	0.23				3.70
Charter Income Strategies - B	(2.36)				2.22
Lipper Flexible Portfolio Funds	(0.38)				3.69
Barclays U.S. Aggregate Bond Index	1.86				2.87
25% MSCI AC World (Net) Index / 50% Barclays U.S. Aggregate Bond Index / 25% BofA ML 3-Month U.S. Treasury Bill Index	1.19				2.94
Charter Interest Rate Strategies - B	(3.70)				1.06
Lipper Flexible Portfolio Funds	(0.38)				3.69
Barclays U.S. Aggregate Bond Index	1.86				2.87
25% MSCI AC World (Net) Index / 50% Barclays U.S. Aggregate Bond Index / 25% BofA ML 3-Month U.S. Treasury Bill Index	1.19				2.94
Charter International Moderate - B	(6.86)				(1.23)
Lipper Flexible Portfolio Funds	(0.38)				3.69
BofA Merrill Lynch Global Broad Market ex. U.S. Index	(13.49)				(6.64)
35% MSCI AC World ex. U.S. (Net) Index / 55% BofA ML Global Broad Market ex. U.S. Index / 10% BofA ML 3-Month U.S. Treasury Bill Index	(9.30)				(3.56)
Charter Multi-Sector Bond - A	0.57	1.28	2.82	1.69	5.50
Charter Multi-Sector Bond - B	0.57	1.35	2.76	1.54	2.40
Charter Multi-Sector Bond - K	0.84	1.71			2.43
Lipper Core Plus Bond Funds	1.10	2.64	4.02	4.51	6.20
Barclays U.S. Intermediate Government/Credit Bond Index	1.68	1.60	2.79	4.02	6.07
Charter Real Assets - B	(10.32)				(3.21)
Lipper Alternative Other Funds	(1.76)				2.28
Barclays World Government Inflation-linked Bond Index	3.34				3.55
30% Barclays World Government Inflation-linked Bond Index / 70% BofA ML 3-Month U.S. Treasury Bill Index	1.04				1.11
Charter Small Cap Growth - A	9.49	16.79	13.97		7.43
Charter Small Cap Growth - B	9.49	16.85	13.91	6.09	7.08
Lipper Small-Cap Growth Funds	10.98	18.73	18.50	9.27	8.57
Russell 2000 Growth Index	12.34	20.11	19.33	9.86	7.28
Charter Small Cap Value - A	(7.50)	14.59	13.48	4.63	8.12
Charter Small Cap Value - B	(7.50)	14.58	13.38	4.45	6.14
Lipper Small-Cap Value Funds	1.04	16.81	15.34	7.86	9.89
Russell 2000 Value Index	0.78	15.50	14.81	6.87	8.25
Target 2015 Allocation - B	0.58	8.00	8.17		3.67
Target 2015 Allocation - K	0.84	8.27			8.33
Lipper Mixed-Asset Target 2015 Funds	1.91	7.61	8.30		4.69
S&P Target Date 2015 Index	2.12	8.17	8.94
Target 2025 Allocation - B	1.37	10.40	10.20		4.13
Target 2025 Allocation - K	1.65	10.68			10.61
Lipper Mixed-Asset Target 2025 Funds	2.47	10.49	10.84		5.06
S&P Target Date 2025 Index	2.22	10.36	10.87

	Annualized

	1 Year	3 Years	5 Years	10 Years	Since Inception
Target 2035 Allocation - B	1.71	11.84	11.45		4.38
Target 2035 Allocation - K	1.88	12.12			11.94
Lipper Mixed-Asset Target 2035 Funds	2.91	12.34	12.23		4.54
S&P Target Date 2035 Index	2.42	12.08	12.24
Target 2045 Allocation - B	1.83	13.17	12.61		4.49
Target 2045 Allocation - K	2.19	13.46			13.23
Lipper Mixed-Asset Target 2045 Funds	3.13	13.50	13.14		4.75
S&P Target Date 2045 Index	2.48	13.09	12.98
Target 2055 Allocation - B					(1.40)
Target 2055 Allocation - K					(1.40)
S&P Target Date 2055 Index

PROXY VOTING RESULTS (UNAUDITED)

At a Special Meeting of Shareholders held on September 17, 2015, shareholders of CharterSM International Conservative Portfolio approved the Plan of Reorganization and Termination, pursuant to which the Portfolio was reorganized into the CharterSM International Moderate Portfolio at the close of business on September 25, 2015. The results of the shareholder vote are as follows:

For	Against	Abstain
402,445.21	0	68,194.32

At a Special Meeting of Shareholders held on September 17, 2015, shareholders of CharterSM International Growth Portfolio approved the Plan of Reorganization and Termination, pursuant to which the Portfolio was reorganized into the CharterSM International Moderate Portfolio at the close of business on September 25, 2015. The results of the shareholder vote are as follows:

For	Against	Abstain
491,756.00	0	0

At a Special Meeting of Shareholders held on September 17, 2015, shareholders of CharterSM Alternative 100 Conservative Plus Portfolio approved the Plan of Reorganization and Termination, pursuant to which the Portfolio was reorganized into the CharterSM Alternative 100 Moderate Portfolio at the close of business on September 25, 2015. The results of the shareholder vote are as follows:

For	Against	Abstain
384,451.88	0	19,650.72

At a Special Meeting of Shareholders held on September 17, 2015, shareholders of CharterSM Alternative 100 Growth Portfolio approved the Plan of Reorganization and Termination, pursuant to which the Portfolio was reorganized into the CharterSM Alternative 100 Moderate Portfolio at the close of business on September 25, 2015. The results of the shareholder vote are as follows:

For	Against	Abstain
447,878.25	0	2,959.30

At a Special Meeting of Shareholders held on September 17, 2015, shareholders of CharterSM Equity Portfolio approved the Agreement and Plan of Reorganization and Termination, pursuant to which the Portfolio was reorganized into the EQ/Common Stock Index Portfolio, a series of EQ Advisors Trust, at the close of business on September 25, 2015. The results of the shareholder vote are as follows:

For	Against	Abstain
559,836.00	0	0

At a Special Meeting of Shareholders held on September 17, 2015, shareholders of CharterSM Fixed Income Portfolio approved the Agreement and Plan of Reorganization and Termination, pursuant to which the Portfolio was reorganized into the EQ/Core Bond Index Portfolio, a series of EQ Advisors Trust, at the close of business on September 25, 2015. The results of the shareholder vote are as follows:

For	Against	Abstain
565,618.00	0	0

Federal Income Tax Information (Unaudited)

For the year ended December 31, 2015, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, and long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
AXA Conservative Allocation	17.33%	$89,340	$1,106,822	$24,695,506
AXA Conservative-Plus Allocation	29.46	252,267	3,123,892	52,675,518
AXA Moderate Allocation	33.31	2,237,645	27,909,130	310,234,247
AXA Moderate-Plus Allocation	43.79	3,377,778	42,517,166	462,627,307
AXA Aggressive Allocation	52.68	1,564,121	19,737,778	210,731,542
CharterSM Conservative	12.84	1,524	19,690	77,768
CharterSM Moderate	17.20	3,129	40,560	138,185
CharterSM Moderate Growth	18.95	3,460	44,939	123,869
CharterSM Growth	19.06	3,212	42,034	194,742
CharterSM Aggressive Growth	34.96	2,364	31,198	136,914
CharterSM International Moderate	2.81	3,611	46,541	16,080
CharterSM Income Strategies	9.83	163	2,559	67,121
CharterSM Interest Rate Strategies Portfolio	14.71	304	4,774	66,016
CharterSM Multi-Sector Bond	0.10	—	—	—
CharterSM Real Assets	9.69	448	7,033	—
CharterSM Small Cap Growth	53.65	—	—	1 ,034
CharterSM Small Cap Value	100.00	—	—	—
CharterSM Alternative 100 Moderate	17.22	1,311	20,600	99,921
Target 2015 Allocation	39.65	20,565	277,404	770,140
Target 2025 Allocation	59.22	52,013	689,170	1,682,035
Target 2035 Allocation	71.62	41,864	550,497	1 ,362,087
Target 2045 Allocation	79.59	34,861	456,698	1 ,016,896
Target 2055 Allocation	74.62	17,199	218,963	28,850

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information.

The Trustees

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas New York, New York 10104 (1958)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG unit; from July 2004 to October 1, 2013, Senior Vice President, MONY Life Insurance Company; from July 2004 to present, Senior Vice President, MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director MONY International Holdings, LLC.	116	None
Independent Trustees
Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From November 2001 to present	Since 2001, President of Weichert Enterprise, LLC, a private equity investment firm.	23	From 2005 to April 2014, Director of The Jones Group, Inc.; from 2002 to 2011, Director of Cinedigm Digital Cinema Corp.

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1946)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States; and from 1998 to 2013, Chairman of Ayco Charitable Foundation.	23	From 2014 to present, Lead Independent Trustee of The Westchester Event Driven Fund; from 2007 to present, Independent Lead Director of The Merger Fund.
Thomas P. Lemke c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1954)	Trustee	From January 2014 to present	From 2005 to 2013, Executive Vice President, General Counsel, and Head of the Governance Group of Legg Mason, Inc.	23

From February 2014 to present, Independent Trustee of the J.P. Morgan Exchange-Traded Fund Trust (4 portfolios); SEI family of funds (from February 2014 to present, Independent Trustee of Advisors’ Inner Circle Fund III (16 portfolios), from May 2014 to present, Independent Trustee of O’Connor EQUUS and from December 2014 to present, Independent Trustee of Winton Series Trust).

Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1957)	Lead Independent Trustee	From March 2010 to present; Trustee from November 2001 to March 2010	From January 2014 to present, Assessor, Moraine Township (IL); from June 2006 to April 2012, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	23	From May 2014 to present, Independent Trustee of the Northern Funds (48 portfolios) and Northern Institutional Funds (8 portfolios).

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Rayman L. Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1947)	Trustee	From November 2001 to present	From July 2015 to present, University Professor & Dean Emeritus, Rutgers School of Law-Camden; from January 2014 to June 2015, Provost of the Camden Campus of Rutgers University; from 1998 to June 2014, Dean and a Professor of Law at Rutgers School of Law-Camden; prior to 1998, an Associate Dean for Academic Affairs at Northwestern University School of Law.	23	None

*	Affiliated with the portfolios’ investment manager and the distributor.
**	Each Trustee serves until his or her resignation or retirement.
***	The registered investment companies in the fund complex include EQ Advisors Trust, 1290 Funds and the Trust. Mr. Joenk serves as Trustee, President and Chief Executive Officer for each of the registered investment companies in the fund complex, as well as Chairman for each such company.

Qualifications and Experience

In addition to the information set forth in the table above, the following sets forth additional information about the qualifications and experience of each of the Trustees.

Interested Trustee

Steven M. Joenk — Mr. Joenk has a background in the financial services industry; senior management experience with multiple insurance companies, investment management firms and investment companies; multiple years of service as an officer, Trustee and Chairman of the Trust and other registered investment companies.

Independent Trustees

Gerald C. Crotty — Mr. Crotty has a background in the financial services industry; business management experience, including chief executive and chief operating officer experience, with multiple years of service as a Trustee of the Trust and as a director of publicly-traded operating companies; multiple years of executive experience with a publicly-traded operating company and private equity investment firm; and legal and governmental experience.

Barry Hamerling — Mr. Hamerling has a background in the financial services industry; business management experience, including chief executive officer experience, with multiple years of service as a Trustee of the Trust and other registered investment companies; and prior executive experience with a financial consulting firm.

Thomas P. Lemke — Mr. Lemke has a legal background and served as general counsel in the financial services industry, experience in senior management positions with financial services firms in addition to multiple years of service with a regulatory agency.

Cynthia R. Plouché — Ms. Plouché has a background in the financial services industry; business management experience with multiple years of service as a Trustee of the Trust; and multiple years of executive experience as a chief investment officer and portfolio manager with investment management firms.

Rayman L. Solomon — Mr. Solomon has a legal and higher education background, including executive management experience as Provost and Dean of the Rutgers School of Law — Camden and Associate Dean of Northwestern University School of Law; and multiple years of service as a Trustee of the Trust.

The Trust’s Officers

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of AXA Equitable, FMG LLC, and/or AXA Distributors, LLC (“AXA Distributors”). The Trust’s principal officers are:

Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (1958)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From May 2011 to present, Director, President, Chief Executive Officer and Chairman, FMG LLC; from September 1999 to present, Managing Director, AXA Equitable; from September 2004 to April 2011, President, AXA Equitable’s FMG unit; from July 2004 to October 1, 2013, Senior Vice President, MONY Life Insurance Company; from July 2004 to present, Senior Vice President, MONY Life Insurance Company of America and Director, MONY Capital Management, Inc., Director and President, 1740 Advisers, Inc; Director, Chairman of the Board and President, MONY Asset Management, Inc. and Enterprise Capital Management (from July 2004 to January 2011); from January 2005 to January 2011, Director, MONY Financial Resources of Americas Limited; and from November 2005 to present, Director MONY International Holdings, LLC.
Brian E. Walsh 525 Washington Boulevard Jersey City, New Jersey 07310 (1968)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of FMG LLC; from February 2003 to present, Lead Director of AXA Financial and AXA Equitable.
Joseph J. Paolo 1290 Avenue of the Americas New York, New York 10104 (1970)	Chief Compliance Officer, Vice President and Anti-Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from May 2007 to present; Vice President and AML Compliance Officer from December 2005 to present	From May 2011 to present, Senior Vice President and Chief Compliance Officer of FMG LLC; from June 2007 to present, Lead Director of AXA Equitable and Chief Compliance Officer of AXA Equitable FMG.
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1955)	Vice President and Secretary	From November 2001 to present	From June 2012 to present, Executive Vice President and General Counsel of FMG LLC; from May 2011 to June 2012, Senior Vice President and Corporate Counsel of FMG LLC; from February 2011 to present, Managing Director and Associate General Counsel of AXA Financial and AXA Equitable; from May 2003 to February 2011, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Alwi Chan 1290 Avenue of the Americas New York, New York 10104 (1974)	Vice President	From June 2007 to present	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2007 to present, Lead Director of AXA Financial and AXA Equitable.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (1961)	Vice President	From November 2001 to present	From June 2012 to present, Senior Vice President of FMG LLC; from May 2011 to June 2012, Vice President of FMG LLC; from February 2001 to present, Lead Director of AXA Equitable; from July 2004 to January 2011, a Director of Enterprise Capital Management, Inc.
Kiesha Astwood-Smith, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1973)	Vice President and Assistant Secretary	From December 2015 to present	From December 2015 to present, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from September 2015 to present, Senior Director and Counsel of AXA Equitable; from July 2006 to September 2015, Counsel of The Bank of New York Mellon; and from January 2010 to September 2015, Vice President and Assistant Secretary of the Dreyfus Family of Funds.

Name, Address and Year of Birth	Position(s) Held With Fund*	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Anthony Geron, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1971)	Vice President and Assistant Secretary	From July 2014 to present	From August 2015 to present, Senior Vice President, Secretary and Associate General Counsel of FMG LLC and Lead Director and Associate General Counsel of AXA Equitable; from June 2014 to August 2015, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from May 2014 to August 2015, Senior Director and Counsel of AXA Equitable; and from October 2007 to May 2014, Associate of Wilkie Farr & Gallagher LLP.
Michael Weiner, Esq. 1290 Avenue of the Americas New York, New York 10104 (1982)	Vice President and Assistant Secretary	From July 2014 to present	From June 2014 to present, Vice President, Assistant Secretary and Associate General Counsel of FMG LLC; from May 2014 to present, Senior Director and Counsel of AXA Equitable; from October 2007 to April 2014, Associate of Milbank, Tweed, Hadley & McCloy LLP.
Kenneth T. Kozlowski 1290 Avenue of the Americas New York, New York 10104 (1961)	Vice President	From June 2010 to present	From June 2012 to present, Executive Vice President and Chief Investment Officer of FMG LLC; from May 2011 to June 2012, Senior Vice President of FMG LLC; from September 2011 to present, Managing Director of AXA Financial and AXA Equitable; from February 2001 to September 2011, Vice President, AXA Financial and AXA Equitable; from July 2004 to January 2011, Director, Enterprise Capital Management, Inc.
Joseph Signora 1290 Avenue of the Americas, New York, New York 10104 (1977)	Vice President	From December 2015 to present	From October 2015 to present, Vice President of FMG LLC; from July 2014 to October 2015, Deputy CCO, Emerging Global Advisors, LLC; from September 2014 to October 2015, CCO, EGA Emerging Global Shares Trust and EGA Diversified Core Fund; from October 2011 to June 2014, Director of Compliance, Van Eck Associates Corp.; and from April 2007 to October 2011, Vice President, Compliance, Artio Global Management LLC.
Richard Guinnessey 1290 Avenue of the Americas New York, New York 10104 (1963)	Vice President	From March 2010 to present	From June 2012 to present, Vice President of FMG LLC, from September 2010 to present, Senior Director of AXA Equitable; from November 2005 to September 2010, Assistant Vice President of AXA Equitable.
James Kelly 525 Washington Boulevard Jersey City, New Jersey 07310 (1968)	Controller	From June 2007 to present	From May 2011 to present, Vice President of FMG LLC; from September 2008 to present, Senior Director of AXA Equitable.
Roselle Ibanga 525 Washington Boulevard Jersey City, New Jersey 07310 (1978)	Assistant Controller	From February 2009 to present	From February 2009 to present, Director of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable FMG.
Lisa Perrelli 525 Washington Boulevard Jersey City, New Jersey 07310 (1974)	Assistant Controller	From February 2009 to present	From November 2012 to present, Senior Director of AXA Equitable; from September 2008 to November 2012, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of AXA Equitable FMG.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (1985)	Assistant Vice President	From March 2012 to present	From February 2009 to present, Director of AXA Equitable; from June 2007 to February 2009, Operations Associate in Managed Futures Department, Morgan Stanley.
Lorelei Fajardo 1290 Avenue of the Americas New York, New York 10104 (1978)	Assistant Secretary	From March 2014 to present	From July 2013 to present, Senior Manager/Legal Assistant of AXA Equitable; from July 2008 to June 2013, Lead Associate/Legal Assistant of AXA Equitable.
Kathleen Chapman 1290 Avenue of the Americas, New York, New York 10104 (1954)	Assistant Secretary	From March 2015 to present	From April 2014 to present, Lead Manager/Senior Legal Assistant of AXA Equitable; from March 2011 to April 2014 Mutual Funds Regulatory Manager of GE Asset Management Incorporated; from 2005 to March 2011 Vice President and Senior Paralegal of Allianz Global Investors of America L.P.

*	Each officer (except Ms. Fajardo) holds a similar position with other funds within the Trust complex.
**	Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Gerald C. Crotty and Barry Hamerling each serve on its audit committee as an “audit committee financial expert” as defined in Item 3. Messrs. Crotty and Hamerling are each considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees for fiscal year 2015: $875,368 and fiscal year 2014: $609,755

(b) Audit-Related Fees for fiscal year 2015: $98,239 and fiscal year 2014: $109,359

(c) Tax Fees for fiscal year 2015: $187,098 and fiscal year 2014: $453,753

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d) All Other Fees for fiscal year 2015: $125,000 and fiscal year 2014: $135,544.

All other fees include amounts related to consultation on or review of the registrant’s various regulatory filings.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant’s principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. In the event that the audit fees exceed the pre-approved estimated amount, the audit committee’s delegate, consisting of the audit committee chair, the registrant’s chief executive officer and chief financial officer, acting by at least two of such individuals, has the authority to increase the amount by up to 10% of the pre-approved amount. Any additional amount requires pre-approval by the entire audit committee. The audit committee chair or the lead independent trustee also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $10,000 per engagement) to be provided by the registrant’s principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant’s financial statements.

(e)(2) None of the services included in (b) – (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For fiscal year 2015: $6,705,931

      For fiscal year 2014: $8,276,716

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the annual report to Shareholders filed under Item 1 of this

Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 3, 2016

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
March 3, 2016